UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Mutual Funds (68.8%)	Value

Equity Mutual Funds (65.9%)
971,777	Thrivent Real Estate Securities Fund	$9,708,053
3,699,566	Thrivent Partner Small Cap Growth Fund[a]	46,725,519
752,160	Thrivent Partner Small Cap Value Fund	11,876,607
1,004,432	Thrivent Small Cap Stock Fund[a]	15,970,461
1,656,139	Thrivent Mid Cap Growth Fund[a]	33,834,914
1,587,827	Thrivent Partner Mid Cap Value Fund	19,847,842
1,996,886	Thrivent Mid Cap Stock Fund	32,968,594
3,561,917	Thrivent Partner Worldwide Allocation Fund	31,914,781
6,174,662	Thrivent Partner International Stock Fund	62,611,069
6,646,413	Thrivent Large Cap Growth Fund[a]	36,887,590
2,232,910	Thrivent Large Cap Value Fund	31,015,117
1,281,260	Thrivent Large Cap Stock Fund	29,174,286
450,551	Thrivent Equity Income Plus Fund	4,140,564

	Total Equity Mutual Funds	366,675,397

Fixed Income Mutual Funds (2.9%)
1,127,754	Thrivent High Yield Fund	5,548,548
1,069,968	Thrivent Government Bond Fund	10,849,476

	Total Fixed Income Mutual Funds	16,398,024

	Total Mutual Funds (cost $363,715,085)	383,073,421

Shares	Common Stock (25.3%)	Value

Consumer Discretionary (2.9%)
5,000	Amazon.com, Inc.[a]	848,200
5,769	Autoliv, Inc.	443,059
23,300	Carnival Corporation	1,041,743
21,066	Cooper Tire & Rubber Company	481,569
15,150	Dana Holding Corporation[a]	271,488
2,000	Darden Restaurants, Inc.	94,220
3,985	Dollar Tree, Inc.[a]	201,561
17,150	Expedia, Inc.	431,494
43,400	Foot Locker, Inc.	775,124
13,664	Kohl’s Corporation[a]	693,858
19,307	Macy’s, Inc.	446,957
1,200	Netflix, Inc.[a]	256,896
8,610	Omnicom Group, Inc.	386,417
10,483	Panera Bread Company[a]	1,001,755
76,400	Pier 1 Imports, Inc.[a]	715,868
16,000	Signet Jewelers, Ltd.[a]	679,680
75,050	Starbucks Corporation	2,366,327
3,710	Time Warner Cable, Inc.	251,649
25,150	TJX Companies, Inc.	1,191,859
8,797	Walt Disney Company	341,939
15,300	Warnaco Group, Inc.[a]	781,524
9,200	Williams-Sonoma, Inc.	296,240
41,900	Yum! Brands, Inc.	1,959,244

	Total Consumer Discretionary	15,958,671

Consumer Staples (2.0%)
19,850	Avon Products, Inc.	561,953
25,700	Colgate-Palmolive Company	1,972,989
4,700	Corn Products International, Inc.	216,811
1,990	Diageo plc ADR	152,832
9,555	Flowers Foods, Inc.	241,073

Shares	Common Stock (25.3%)	Value

Consumer Staples (2.0%) - continued
11,200	Herbalife, Ltd.	$731,696
15,032	Kraft Foods, Inc.	459,528
18,642	PepsiCo, Inc.	1,198,867
49,553	Philip Morris International, Inc.	2,836,414
6,606	TreeHouse Foods, Inc.[a]	316,097
58,070	Walgreen Company	2,348,351

	Total Consumer Staples	11,036,611

Energy (2.7%)
3,757	Alpha Natural Resources, Inc.[a]	201,864
8,360	Apache Corporation	997,850
19,200	Arch Coal, Inc.	657,600
18,480	Baker Hughes, Inc.	1,266,065
5,500	BP plc ADR	261,085
6,860	Chevron Corporation	651,220
23,600	Complete Production Services, Inc.[a]	659,384
5,770	ConocoPhillips	412,324
8,100	ENSCO International plc ADR	440,154
28,045	Forest Oil Corporation[a]	1,088,146
83,200	International Coal Group, Inc.[a]	769,600
26,300	James River Coal Company[a]	591,355
6,795	National Oilwell Varco, Inc.	502,150
21,100	Occidental Petroleum Corporation	2,039,948
6,700	Peabody Energy Corporation	424,914
13,270	Schlumberger, Ltd.	1,180,897
16,700	Swift Energy Company[a]	712,422
23,300	Ultra Petroleum Corporation[a]	1,112,109
20,000	Weatherford International, Ltd.[a]	474,400
2,600	Whiting Petroleum Corporation[a]	328,328

	Total Energy	14,771,815

Financials (3.1%)
2,330	ACE, Ltd.	143,505
6,635	Affiliated Managers Group, Inc.[a]	675,642
2,595	Ameriprise Financial, Inc.	159,982
19,168	Bank of America Corporation	263,177
5,650	BlackRock, Inc.	1,118,813
3,230	Capital One Financial Corporation	155,557
68,930	Citigroup, Inc.[a]	332,243
8,000	Comerica, Inc.	305,600
17,364	Duke Realty Corporation	237,887
5,900	Endurance Specialty Holdings, Ltd.	274,291
14,724	Equity One, Inc.	274,603
12,668	Fifth Third Bancorp	188,373
5,490	Goldman Sachs Group, Inc.	898,274
4,524	Hanover Insurance Group, Inc.	213,985
15,141	HCC Insurance Holdings, Inc.	458,469
20,018	Host Hotels & Resorts, Inc.	370,533
1,699	IntercontinentalExchange, Inc.[a]	204,713
15,000	iShares Russell 2000 Index Fund	1,169,250
51,800	Itau Unibanco Holding SA ADR	1,113,700
8,528	J.P. Morgan Chase & Company	383,248
28,500	LaSalle Hotel Properties	791,445
5,618	Lazard, Ltd.	234,383
5,200	M&T Bank Corporation	449,644
3,380	MetLife, Inc.	154,703
5,478	Morgan Stanley	161,053
11,630	Northern Trust Corporation	604,527
80,575	Ocwen Financial Corporation[a]	813,807
302,100	Popular, Inc.[a]	969,741

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (25.3%)	Value

Financials (3.1%) - continued
7,346	Principal Financial Group, Inc.	$240,728
13,650	SVB Financial Group[a]	716,216
30,200	Texas Capital Bancshares, Inc.[a]	736,578
37,477	U.S. Bancorp	1,011,879
9,200	Unum Group	229,448
14,537	W.R. Berkley Corporation	410,670
2,820	Wells Fargo & Company	91,424
42,000	Zions Bancorporation	990,360

	Total Financials	17,548,451

Health Care (3.4%)
2,520	Abbott Laboratories	113,803
22,850	Aetna, Inc.	752,679
3,200	Alexion Pharmaceuticals, Inc.[a]	268,224
35,900	Align Technology, Inc.[a]	747,797
9,900	Allergan, Inc.	699,039
5,716	C.R. Bard, Inc.	539,305
9,455	Celgene Corporation[a]	487,216
6,218	Community Health Systems, Inc.[a]	218,376
13,400	Covance, Inc.[a]	755,492
12,548	Coventry Health Care, Inc.[a]	376,064
5,010	Covidien, Ltd.	237,825
58,300	Eli Lilly and Company	2,027,091
16,750	Hospira, Inc.[a]	925,102
34,560	Johnson & Johnson	2,065,651
19,300	LifePoint Hospitals, Inc.[a]	679,360
5,030	Novartis AG ADR	280,976
10,800	Omnicare, Inc.	279,936
30,400	PSS World Medical, Inc.[a]	724,432
4,300	Quest Diagnostics, Inc.	244,885
15,000	Salix Pharmaceuticals, Ltd.[a]	614,550
100	Sanofi-Aventis	6,834
14,150	Teva Pharmaceutical Industries, Ltd. ADR	773,297
18,786	Thermo Fisher Scientific, Inc.[a]	1,075,874
10,700	United Therapeutics Corporation[a]	727,386
66,159	UnitedHealth Group, Inc.	2,715,827
3,171	Varian Medical Systems, Inc.[a]	214,264
4,993	Vertex Pharmaceuticals, Inc.[a]	194,178
2,700	Waters Corporation[a]	206,253
2,610	Zimmer Holdings, Inc.[a]	154,408

	Total Health Care	19,106,124

Industrials (2.6%)
1,990	3M Company	174,961
100	ASM Pacific Technology, Ltd.	1,200
12,390	Boeing Company	860,857
11,980	Caterpillar, Inc.	1,162,180
3,477	CSX Corporation	245,476
30,300	Deluxe Corporation	740,835
8,945	EMCOR Group, Inc.[a]	270,855
4,340	Emerson Electric Company	255,539
25,300	FTI Consulting, Inc.[a]	922,691
16,624	General Electric Company	334,807
3,309	Honeywell International, Inc.	185,337
35,700	Knight Transportation, Inc.	680,442
95,201	Manitowoc Company, Inc.	1,278,549
4,100	Manpower, Inc.	264,737
3,620	Norfolk Southern Corporation	221,508
39,612	Oshkosh Corporation[a]	1,501,691
3,632	Parker Hannifin Corporation	324,737
7,400	Republic Services, Inc.	228,216
35,300	Shaw Group, Inc.[a]	1,333,281
10,650	Siemens AG ADR	1,367,567

Shares	Common Stock (25.3%)	Value

Industrials (2.6%) - continued
4,013	SPX Corporation	$314,539
17,887	Teledyne Technologies, Inc.[a]	846,234
3,470	Textron, Inc.	91,226
6,600	Tyco International, Ltd.	295,878
2,127	United Technologies Corporation	172,925
9,005	Werner Enterprises, Inc.	221,973
2,850	WESCO International, Inc.[a]	159,743

	Total Industrials	14,457,984

Information Technology (7.0%)
42,200	Accenture plc	2,172,034
5,000	Alliance Data Systems Corporation[a]	353,700
9,327	Apple, Inc.[a]	3,164,838
18,900	ASML Holding NV	793,989
55,053	Atmel Corporation[a]	745,418
8,950	Broadcom Corporation	403,555
148,800	Brocade Communications[a]	839,232
4,800	Cognizant Technology Solutions Corporation[a]	350,160
23,700	CommVault Systems, Inc.[a]	732,093
24,011	Compuware Corporation[a]	257,398
7,920	Corning, Inc.	175,903
8,724	eBay, Inc.[a]	264,861
63,920	EMC Corporation[a]	1,590,969
3,405	Google, Inc.[a]	2,044,226
29,900	GSI Commerce, Inc.[a]	688,896
58,200	Hewlett-Packard Company	2,659,158
15,300	Informatica Corporation[a]	709,920
15,786	International Business Machines Corporation	2,557,332
7,311	Juniper Networks, Inc.[a]	271,384
4,800	Lam Research Corporation[a]	239,472
56,200	Marvell Technology Group, Ltd.[a]	1,068,362
131,300	Microsoft Corporation	3,640,293
28,200	Monster Worldwide, Inc.[a]	469,530
104,700	Oracle Corporation	3,353,541
18,600	Plantronics, Inc.	658,440
25,300	Plexus Corporation[a]	684,112
79,400	PMC-Sierra, Inc.[a]	620,908
33,450	QUALCOMM, Inc.	1,810,648
92,269	Teradyne, Inc.[a]	1,539,047
52,551	TIBCO Software, Inc.[a]	1,155,071
6,377	Tyco Electronics, Ltd.	231,039
19,300	ValueClick, Inc.[a]	270,393
8,300	VeriFone Systems, Inc.[a]	331,502
13,400	Visa, Inc.	935,990
6,500	VMware, Inc.[a]	555,880
28,520	Xerox Corporation	302,882
15,902	Xilinx, Inc.	512,044

	Total Information Technology	39,154,220

Materials (0.8%)
5,447	Albemarle Corporation	305,904
2,630	Allegheny Technologies, Inc.	171,450
4,300	Dow Chemical Company	152,564
8,130	E.I. du Pont de Nemours and Company	412,028
29,350	International Paper Company	847,628
8,218	Silgan Holdings, Inc.	306,778
18,244	Steel Dynamics, Inc.	332,041
13,050	Teck Resources, Ltd.	790,830
13,600	Temple-Inland, Inc.	326,264

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (25.3%)	Value

Materials (0.8%) - continued
17,750	Vale SA SP ADR	$618,232

	Total Materials	4,263,719

Telecommunications Services (0.3%)
7,100	AT&T, Inc.	195,392
22,450	NII Holdings, Inc.[a]	942,451
5,753	Telephone & Data Systems, Inc.	205,670
10,700	Verizon Communications, Inc.	381,134

	Total Telecommunications Services	1,724,647

Utilities (0.5%)
4,550	Alliant Energy Corporation	169,078
11,200	American Electric Power Company, Inc.	399,616
13,700	CMS Energy Corporation	267,150
18,713	NV Energy, Inc.	268,906
18,468	Southwest Gas Corporation	687,748
30,594	UGI Corporation	959,122
2,870	Xcel Energy, Inc.	67,646

	Total Utilities	2,819,266

	Total Common Stock (cost $123,034,172)	140,841,508

Principal Amount	Long-Term Fixed Income (2.3%)	Value

Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Acquisition Corporation
1,000,000	5.461%, 10/25/2036	801,040
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	440,350

	Total Asset-Backed Securities	1,241,390

Basic Materials (0.1%)
	ArcelorMittal
100,000	7.000%, 10/15/2039	102,688
	CONSOL Energy, Inc.
120,000	8.000%, 4/1/2017[b]	130,200
	FMG Finance, Pty., Ltd.
120,000	7.000%, 11/1/2015[b]	123,900
	Georgia-Pacific, LLC
110,000	8.000%, 1/15/2024	126,775
	Lyondell Chemical Company
110,000	11.000%, 5/1/2018	125,400
	Novelis, Inc.
130,000	8.375%, 12/15/2017[b]	140,075
	Rohm & Haas Company
100,000	7.850%, 7/15/2029	114,618

	Total Basic Materials	863,656

Capital Goods (0.1%)
	Abengoa Finance SAU
110,000	8.875%, 11/1/2017[b]	107,388
	Associated Materials, LLC
120,000	9.125%, 11/1/2017[b]	129,000
	Case New Holland, Inc.
120,000	7.875%, 12/1/2017[b]	133,350

	Total Capital Goods	369,738

Principal Amount	Long-Term Fixed Income (2.3%)	Value

Collateralized Mortgage Obligations (0.1%)
	Sequoia Mortgage Trust
$203,697	5.441%, 9/20/2046	$70,574
	WaMu Mortgage Pass Through Certificates
182,593	5.854%, 9/25/2036	168,125
266,875	5.974%, 10/25/2036	248,650

	Total Collateralized Mortgage Obligations	487,349

Communications Services (0.2%)
	CBS Corporation
30,000	4.300%, 2/15/2021	28,396
50,000	7.875%, 7/30/2030	58,271
20,000	5.900%, 10/15/2040	19,006
	CCO Holdings, LLC
110,000	7.000%, 1/15/2019	110,825
	Cincinnati Bell, Inc.
120,000	8.250%, 10/15/2017	121,200
	Cox Communications, Inc.
100,000	6.950%, 6/1/2038[b]	109,384
	Cricket Communications, Inc.
110,000	7.750%, 10/15/2020	106,150
	Frontier Communications Corporation
70,000	8.250%, 4/15/2017	78,400
	Intelsat Jackson Holdings, Ltd.
60,000	8.500%, 11/1/2019[b]	65,700
	Virgin Media Finance plc
110,000	9.500%, 8/15/2016	124,988
	Wind Acquisition Finance SA
125,000	7.250%, 2/15/2018[b]	129,375

	Total Communications Services	951,695

Consumer Cyclical (0.2%)
	Goodyear Tire & Rubber Company
80,000	8.250%, 8/15/2020	83,800
	Home Depot, Inc.
100,000	5.875%, 12/16/2036	100,991
	Macy’s Retail Holdings, Inc.
100,000	8.375%, 7/15/2015	116,000
	MGM Resorts International
100,000	11.125%, 11/15/2017	115,500
	Rite Aid Corporation
120,000	7.500%, 3/1/2017	117,600
	Starwood Hotels & Resorts Worldwide, Inc.
130,000	6.750%, 5/15/2018	139,750
	Toys R Us Property Company I, LLC
60,000	10.750%, 7/15/2017	68,850
	Warner Music Group
80,000	7.375%, 4/15/2014	79,200
	West Corporation
120,000	7.875%, 1/15/2019[b]	124,500

	Total Consumer Cyclical	946,191

Consumer Non-Cyclical (0.2%)
	Altria Group, Inc.
100,000	9.950%, 11/10/2038	134,030

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (2.3%)	Value

Consumer Non-Cyclical (0.2%) - continued
	Anheuser-Busch Companies, Inc.
$50,000	6.450%, 9/1/2037	$55,838
	Anheuser-Busch InBev Worldwide, Inc.
50,000	8.200%, 1/15/2039[b]	66,245
	HCA, Inc.
110,000	9.625%, 11/15/2016	118,662
	JBS USA, LLC/JBS USA Finance, Inc.
100,000	11.625%, 5/1/2014	116,500
	Kraft Foods, Inc.
50,000	6.500%, 11/1/2031	54,632
50,000	7.000%, 8/11/2037	56,595
	Mylan, Inc.
110,000	7.875%, 7/15/2020[b]	121,687
	Reynolds Group Holdings, Ltd.
120,000	6.875%, 2/15/2021[b]	121,050
	UnitedHealth Group, Inc.
50,000	6.875%, 2/15/2038	57,065

	Total Consumer Non-Cyclical	902,304

Energy (0.1%)
	Denbury Resources, Inc.
120,000	9.750%, 3/1/2016	135,600
	Linn Energy, LLC
120,000	7.750%, 2/1/2021[b]	125,400
	Pioneer Natural Resources Company
60,000	7.500%, 1/15/2020	66,467
	Plains Exploration & Production Company
130,000	7.625%, 6/1/2018	138,450
	Sandridge Energy, Inc.
130,000	8.000%, 6/1/2018[b]	133,575
	Valero Energy Corporation
100,000	6.625%, 6/15/2037	102,579
	Weatherford International, Ltd.
100,000	6.750%, 9/15/2040	105,857

	Total Energy	807,928

Financials (0.1%)
	Ally Financial, Inc.
120,000	8.300%, 2/12/2015	135,600
	CIT Group, Inc.
70,425	7.000%, 5/1/2017	71,041
	General Electric Capital Corporation
100,000	6.750%, 3/15/2032	109,411
	HCP, Inc.
100,000	6.750%, 2/1/2041	102,207
	Icahn Enterprises, LP
70,000	8.000%, 1/15/2018	71,925
	Morgan Stanley Dean Witter & Company
100,000	7.250%, 4/1/2032	114,465
	Prudential Financial, Inc.
100,000	6.200%, 11/15/2040	104,031
	UnitedHealth Group, Inc.
50,000	5.700%, 10/15/2040	49,153
	XL Capital, Ltd.
100,000	6.250%, 5/15/2027	99,282

	Total Financials	857,115

Principal Amount	Long-Term Fixed Income (2.3%)	Value

Technology (0.1%)
	Freescale Semiconductor, Inc.
$120,000	9.250%, 4/15/2018[b]	$132,900
	NXP BV/NXP Funding, LLC
100,000	9.750%, 8/1/2018[b]	113,125
	Seagate HDD Cayman
100,000	7.750%, 12/15/2018[b]	102,500

	Total Technology	348,525

Transportation (<0.1%)
	Avis Budget Car Rental, LLC
110,000	8.250%, 1/15/2019[b]	114,675
	Delta Air Lines, Inc.
120,000	9.500%, 9/15/2014[b]	131,100

	Total Transportation	245,775

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
2,150,000	2.500%, 4/30/2015	2,231,296
1,050,000	3.500%, 5/15/2020	1,070,916
550,000	4.375%, 5/15/2040	532,900

	Total U.S. Government and Agencies	3,835,112

U.S. Municipals (0.1%)
	California Various Purpose General Obligation Bonds
100,000	6.000%, 3/1/2033	101,391
	Massachusetts Development Finance Agency Revenue Bonds (Harvard University)
100,000	5.000%, 10/15/2040	101,685
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
100,000	5.375%, 6/15/2043	100,640
	New York Dormitory Authority State University Revenue Bonds (Cornell University)
100,000	5.000%, 7/1/2035	100,070
	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Bonds (Wake Forest University)
100,000	5.000%, 1/1/2038	99,702
	Salt River, Arizona Agricultural Improvement and Power District Electric System Revenue Bonds
50,000	5.000%, 1/1/2039	49,039
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
100,000	5.125%, 6/1/2037	92,329

	Total U.S. Municipals	644,856

Utilities (0.1%)
	Energy Transfer Partners, LP
28,000	6.625%, 10/15/2036	29,703
50,000	7.500%, 7/1/2038	58,292
	Inergy, LP
120,000	7.000%, 10/1/2018[b]	123,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (2.3%)	Value

Utilities (0.1%) - continued
	NRG Energy, Inc.
$130,000	7.375%, 2/1/2016	$134,550

	Total Utilities	345,695

	Total Long-Term Fixed Income (cost $12,291,950)	12,847,329

Principal Amount	Short-Term Investments (3.8%)[c]	Value

	AllianceBernstein L.P.
3,683,000	0.210%, 2/1/2011	3,683,000
	ENI Coordination Center SA
5,035,000	0.220%, 2/1/2011[d]	5,035,000
	Federal Home Loan Bank Discount Notes
5,000,000	0.155%, 2/16/2011[d]	4,999,677
	Federal National Mortgage Association Discount Notes
1,500,000	0.155%, 3/14/2011[d,e]	1,499,735
	U.S. Treasury Bills
5,350,000	0.140%, 2/24/2011[d,e]	5,349,523
500,000	0.100%, 3/10/2011[d,e]	499,949

	Total Short-Term Investments (at amortized cost)	21,066,884

	Total Investments (cost $520,108,091) 100.2%	$557,829,142

	Other Assets and Liabilities, Net (0.2%)	(995,920)

	Total Net Assets 100.0%	$556,833,222

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2011, the value of these investments was $2,478,279 or 0.4% of total net assets.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At January 31, 2011, $2,999,595 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$55,840,620
Gross unrealized depreciation	(18,119,569)

Net unrealized appreciation (depreciation)	$37,721,051

Cost for federal income tax purposes	$520,108,091

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	366,675,397	366,675,397	–	–
Fixed Income Mutual Funds	16,398,024	16,398,024	–	–
Common Stock
Consumer Discretionary	15,958,671	15,958,671	–	–
Consumer Staples	11,036,611	11,036,611	–	–
Energy	14,771,815	14,771,815	–	–
Financials	17,548,451	17,548,451	–	–
Health Care	19,106,124	19,099,290	6,834	–
Industrials	14,457,984	14,456,784	1,200	–
Information Technology	39,154,220	39,154,220	–	–
Materials	4,263,719	4,263,719	–	–
Telecommunications Services	1,724,647	1,724,647	–	–
Utilities	2,819,266	2,819,266	–	–
Long-Term Fixed Income
Asset-Backed Securities	1,241,390	–	1,241,390	–
Basic Materials	863,656	–	863,656	–
Capital Goods	369,738	–	369,738	–
Collateralized Mortgage Obligations	487,349	–	487,349	–
Communications Services	951,695	–	951,695	–
Consumer Cyclical	946,191	–	946,191	–
Consumer Non-Cyclical	902,304	–	902,304	–
Energy	807,928	–	807,928	–
Financials	857,115	–	857,115	–
Technology	348,525	–	348,525	–
Transportation	245,775	–	245,775	–
U.S. Government and Agencies	3,835,112	–	3,835,112	–
U.S. Municipals	644,856	–	644,856	–
Utilities	345,695	–	345,695	–
Short-Term Investments	21,066,884	–	21,066,884	–
Total	$557,829,142	$523,906,895	$33,922,247	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	201,537	201,537	–	–
Total Asset Derivatives	$201,537	$201,537	$–	$–

Liability Derivatives
Futures Contracts	212,950	212,950	–	–
Foreign Currency Forward Contracts	2	–	2	–
Total Liability Derivatives	$212,952	$212,950	$2	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)

Russell 2000 Index Mini-Futures	(140)	March 2011	($11,060,235)	($10,922,800)	$137,435
S&P 400 Index Mini-Futures	(148)	March 2011	(13,725,982)	(13,661,880)	64,102
S&P 500 Index Futures	76	March 2011	24,578,550	24,365,600	(212,950)
Total Futures Contracts					($11,413)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases
Hong Kong Dollar	SSB	9,584	2/1/2011	$1,231	$1,229	($2)
Total Purchases				$1,231	$1,229	($2)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($2)

Counterparty
SSB	-	State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011
Real Estate Securities	$9,151,727	$71,922	$–	971,777	$9,708,053	$71,922
Partner Small Cap Growth	40,732,222	–	–	3,699,566	46,725,519	–
Partner Small Cap Value	13,523,290	121,830	3,000,000	752,160	11,876,607	121,830
Small Cap Stock	21,256,955	–	8,100,000	1,004,432	15,970,461	–
Mid Cap Growth	31,780,928	–	1,200,000	1,656,139	33,834,914	–
Partner Mid Cap Value	18,664,105	120,177	1,000,000	1,587,827	19,847,842	120,177
Mid Cap Stock	28,928,528	95,964	–	1,996,886	32,968,594	95,964
Partner Worldwide Allocation	25,319,502	6,234,457	–	3,561,917	31,914,781	434,457
Partner International Stock	59,639,238	1,195,570	–	6,174,662	62,611,069	1,195,570
Large Cap Growth	34,096,097	–	–	6,646,413	36,887,590	–
Large Cap Value	27,989,075	417,986	–	2,232,910	31,015,117	417,986
Large Cap Stock	26,748,157	235,778	–	1,281,260	29,174,286	235,778
Equity Income Plus	3,848,777	22,730	–	450,551	4,140,564	22,730
High Yield	5,337,083	268,537	124,839	1,127,754	5,548,548	106,340
Government Bond	11,081,911	467,635	249,678	1,069,968	10,849,476	52,072
Total Value and Income Earned	358,097,595				383,073,421	2,874,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Mutual Funds (73.5%)	Value

Equity Mutual Funds (56.6%)
3,960,730	Thrivent Real Estate Securities Fund	$39,567,696
3,151,900	Thrivent Partner Small Cap Growth Fund[a]	39,808,495
1,643,111	Thrivent Partner Small Cap Value Fund	25,944,728
1,344,712	Thrivent Small Cap Stock Fund[a]	21,380,913
1,758,617	Thrivent Mid Cap Growth Fund[a]	35,928,537
3,609,996	Thrivent Partner Mid Cap Value Fund	45,124,955
4,016,385	Thrivent Mid Cap Stock Fund	66,310,509
8,479,977	Thrivent Partner Worldwide Allocation Fund	75,980,593
9,842,730	Thrivent Partner International Stock Fund	99,805,286
14,261,498	Thrivent Large Cap Growth Fund[a]	79,151,314
7,297,379	Thrivent Large Cap Value Fund	101,360,593
3,257,272	Thrivent Large Cap Stock Fund	74,168,074
1,141,882	Thrivent Equity Income Plus Fund	10,493,900

	Total Equity Mutual Funds	715,025,593

Fixed Income Mutual Funds (16.9%)
10,718,479	Thrivent High Yield Fund	52,734,919
10,324,071	Thrivent Income Fund	89,612,933
2,380,304	Thrivent Government Bond Fund	24,136,279
3,799,754	Thrivent Limited Maturity Bond Fund	47,496,925

	Total Fixed Income Mutual Funds	213,981,056

	Total Mutual Funds (cost $905,131,565)	929,006,649

Shares	Common Stock (19.0%)	Value

Consumer Discretionary (2.1%)
6,850	Amazon.com, Inc.[a]	1,162,034
10,738	Autoliv, Inc.	824,678
31,750	Carnival Corporation	1,419,543
30,183	Cooper Tire & Rubber Company	689,983
42,200	Dana Holding Corporation[a]	756,224
2,700	Darden Restaurants, Inc.	127,197
7,468	Dollar Tree, Inc.[a]	377,731
23,100	Expedia, Inc.	581,196
62,400	Foot Locker, Inc.	1,114,464
18,591	Kohl’s Corporation[a]	944,051
42,132	Macy’s, Inc.	975,356
2,200	Netflix, Inc.[a]	470,976
17,730	Omnicom Group, Inc.	795,722
16,865	Panera Bread Company[a]	1,611,619
109,500	Pier 1 Imports, Inc.[a]	1,026,015
22,900	Signet Jewelers, Ltd.[a]	972,792
130,850	Starbucks Corporation	4,125,701
10,320	Time Warner Cable, Inc.	700,006
34,300	TJX Companies, Inc.	1,625,477
24,480	Walt Disney Company	951,538
21,900	Warnaco Group, Inc.[a]	1,118,652
17,100	Williams-Sonoma, Inc.	550,620
76,400	Yum! Brands, Inc.	3,572,464

	Total Consumer Discretionary	26,494,039

Consumer Staples (1.6%)
27,000	Avon Products, Inc.	764,370

Shares	Common Stock (19.0%)	Value

Consumer Staples (1.6%) - continued
46,850	Colgate-Palmolive Company	$3,596,675
8,700	Corn Products International, Inc.	401,331
5,540	Diageo plc ADR	425,472
17,611	Flowers Foods, Inc.	444,326
16,100	Herbalife, Ltd.	1,051,813
41,855	Kraft Foods, Inc.	1,279,507
25,280	PepsiCo, Inc.	1,625,757
94,029	Philip Morris International, Inc.	5,382,220
12,511	TreeHouse Foods, Inc.[a]	598,651
112,780	Walgreen Company	4,560,823

	Total Consumer Staples	20,130,945

Energy (2.0%)
7,014	Alpha Natural Resources, Inc.[a]	376,862
15,440	Apache Corporation	1,842,918
27,500	Arch Coal, Inc.	941,875
32,350	Baker Hughes, Inc.	2,216,299
15,310	BP plc ADR	726,766
19,090	Chevron Corporation	1,812,214
33,800	Complete Production Services, Inc.[a]	944,372
16,050	ConocoPhillips	1,146,933
18,840	ENSCO International plc ADR	1,023,766
44,290	Forest Oil Corporation[a]	1,718,452
119,218	International Coal Group, Inc.[a]	1,102,766
37,700	James River Coal Company[a]	847,684
12,591	National Oilwell Varco, Inc.	930,475
38,400	Occidental Petroleum Corporation	3,712,512
9,200	Peabody Energy Corporation	583,464
18,105	Schlumberger, Ltd.	1,611,164
24,000	Swift Energy Company[a]	1,023,840
31,684	Ultra Petroleum Corporation[a]	1,512,277
36,800	Weatherford International, Ltd.[a]	872,896
5,000	Whiting Petroleum Corporation[a]	631,400

	Total Energy	25,578,935

Financials (2.5%)
6,480	ACE, Ltd.	399,103
9,613	Affiliated Managers Group, Inc.[a]	978,892
7,235	Ameriprise Financial, Inc.	446,038
53,373	Bank of America Corporation	732,811
7,700	BlackRock, Inc.	1,524,754
8,990	Capital One Financial Corporation	432,958
192,010	Citigroup, Inc.[a]	925,488
22,290	Comerica, Inc.	851,478
31,729	Duke Realty Corporation	434,687
11,600	Endurance Specialty Holdings, Ltd.	539,284
27,247	Equity One, Inc.	508,157
35,274	Fifth Third Bancorp	524,524
9,320	Goldman Sachs Group, Inc.	1,524,938
8,749	Hanover Insurance Group, Inc.	413,828
28,182	HCC Insurance Holdings, Inc.	853,351
36,835	Host Hotels & Resorts, Inc.	681,816
3,398	IntercontinentalExchange, Inc.[a]	409,425
21,600	iShares Russell 2000 Index Fund	1,683,720
70,470	Itau Unibanco Holding SA ADR	1,515,105
23,743	J.P. Morgan Chase & Company	1,067,011
40,900	LaSalle Hotel Properties	1,135,793
10,936	Lazard, Ltd.	456,250
9,800	M&T Bank Corporation	847,406
9,420	MetLife, Inc.	431,154

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (19.0%)	Value

Financials (2.5%) - continued
15,265	Morgan Stanley	$448,791
25,630	Northern Trust Corporation	1,332,247
115,533	Ocwen Financial Corporation[a]	1,166,883
471,200	Popular, Inc.[a]	1,512,552
20,447	Principal Financial Group, Inc.	670,048
21,710	SVB Financial Group[a]	1,139,124
43,184	Texas Capital Bancshares, Inc.[a]	1,053,258
50,850	U.S. Bancorp	1,372,950
25,610	Unum Group	638,714
26,873	W.R. Berkley Corporation	759,162
7,860	Wells Fargo & Company	254,821
66,100	Zions Bancorporation	1,558,638

	Total Financials	31,225,159

Health Care (2.6%)
7,010	Abbott Laboratories	316,572
31,100	Aetna, Inc.	1,024,434
6,100	Alexion Pharmaceuticals, Inc.[a]	511,302
51,500	Align Technology, Inc.[a]	1,072,745
13,500	Allergan, Inc.	953,235
12,871	C.R. Bard, Inc.	1,214,379
12,865	Celgene Corporation[a]	662,933
11,836	Community Health Systems, Inc.[a]	415,680
19,200	Covance, Inc.[a]	1,082,496
23,197	Coventry Health Care, Inc.[a]	695,214
13,940	Covidien, Ltd.	661,732
106,300	Eli Lilly and Company	3,696,051
22,850	Hospira, Inc.[a]	1,262,006
65,090	Johnson & Johnson	3,890,429
27,600	LifePoint Hospitals, Inc.[a]	971,520
13,990	Novartis AG ADR	781,481
19,800	Omnicare, Inc.	513,216
43,600	PSS World Medical, Inc.[a]	1,038,988
8,100	Quest Diagnostics, Inc.	461,295
21,500	Salix Pharmaceuticals, Ltd.[a]	880,855
100	Sanofi-Aventis	6,834
19,250	Teva Pharmaceutical Industries, Ltd. ADR	1,052,013
25,563	Thermo Fisher Scientific, Inc.[a]	1,463,993
15,400	United Therapeutics Corporation[a]	1,046,892
131,830	UnitedHealth Group, Inc.	5,411,621
6,142	Varian Medical Systems, Inc.[a]	415,015
9,786	Vertex Pharmaceuticals, Inc.[a]	380,578
5,200	Waters Corporation[a]	397,228
7,270	Zimmer Holdings, Inc.[a]	430,093

	Total Health Care	32,710,830

Industrials (1.9%)
5,521	3M Company	485,406
100	ASM Pacific Technology, Ltd.	1,200
19,630	Boeing Company	1,363,892
19,560	Caterpillar, Inc.	1,897,516
6,555	CSX Corporation	462,783
43,500	Deluxe Corporation	1,063,575
12,700	EMCOR Group, Inc.[a]	384,556
12,080	Emerson Electric Company	711,270
39,000	FTI Consulting, Inc.[a]	1,422,330
46,301	General Electric Company	932,502
9,206	Honeywell International, Inc.	515,628
51,200	Knight Transportation, Inc.	975,872
148,849	Manitowoc Company, Inc.	1,999,042
7,600	Manpower, Inc.	490,732
10,090	Norfolk Southern Corporation	617,407

Shares	Common Stock (19.0%)	Value

Industrials (1.9%) - continued
62,824	Oshkosh Corporation[a]	$2,381,658
6,964	Parker Hannifin Corporation	622,651
13,900	Republic Services, Inc.	428,676
56,400	Shaw Group, Inc.[a]	2,130,228
14,550	Siemens AG ADR	1,868,366
7,526	SPX Corporation	589,888
25,683	Teledyne Technologies, Inc.[a]	1,215,063
9,680	Textron, Inc.	254,487
12,600	Tyco International, Ltd.	564,858
5,920	United Technologies Corporation	481,296
16,811	Werner Enterprises, Inc.	414,391
7,930	WESCO International, Inc.[a]	444,477

	Total Industrials	24,719,750

Information Technology (5.0%)
76,900	Accenture plc	3,958,043
9,200	Alliance Data Systems Corporation[a]	650,808
12,702	Apple, Inc.[a]	4,310,043
25,700	ASML Holding NV	1,079,657
78,781	Atmel Corporation[a]	1,066,695
12,200	Broadcom Corporation	550,098
213,200	Brocade Communications[a]	1,202,448
6,600	Cognizant Technology Solutions Corporation[a]	481,470
33,900	CommVault Systems, Inc.[a]	1,047,171
44,921	Compuware Corporation[a]	481,553
22,040	Corning, Inc.	489,508
16,449	eBay, Inc.[a]	499,392
93,840	EMC Corporation[a]	2,335,678
4,577	Google, Inc.[a]	2,747,848
43,000	GSI Commerce, Inc.[a]	990,720
100,586	Hewlett-Packard Company	4,595,774
22,000	Informatica Corporation[a]	1,020,800
30,727	International Business Machines Corporation	4,977,774
13,821	Juniper Networks, Inc.[a]	513,035
9,300	Lam Research Corporation[a]	463,977
82,050	Marvell Technology Group, Ltd.[a]	1,559,770
223,920	Microsoft Corporation	6,208,182
40,400	Monster Worldwide, Inc.[a]	672,660
175,920	Oracle Corporation	5,634,718
26,600	Plantronics, Inc.	941,640
36,300	Plexus Corporation[a]	981,552
113,800	PMC-Sierra, Inc.[a]	889,916
45,500	QUALCOMM, Inc.	2,462,915
150,537	Teradyne, Inc.[a]	2,510,957
82,542	TIBCO Software, Inc.[a]	1,814,273
17,751	Tyco Electronics, Ltd.	643,119
35,700	ValueClick, Inc.[a]	500,157
15,700	VeriFone Systems, Inc.[a]	627,058
18,200	Visa, Inc.	1,271,270
8,800	VMware, Inc.[a]	752,576
79,420	Xerox Corporation	843,440
33,835	Xilinx, Inc.	1,089,487

	Total Information Technology	62,866,182

Materials (0.6%)
10,493	Albemarle Corporation	589,287
7,320	Allegheny Technologies, Inc.	477,191
11,970	Dow Chemical Company	424,696
22,619	E.I. du Pont de Nemours and Company	1,146,331

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (19.0%)	Value

Materials (0.6%) - continued
40,000	International Paper Company	$1,155,200
15,586	Silgan Holdings, Inc.	581,825
33,688	Steel Dynamics, Inc.	613,122
17,800	Teck Resources, Ltd.	1,078,680
25,300	Temple-Inland, Inc.	606,947
24,050	Vale SA SP ADR	837,661

	Total Materials	7,510,940

Telecommunications Services (0.3%)
19,780	AT&T, Inc.	544,346
30,450	NII Holdings, Inc.[a]	1,278,291
11,306	Telephone & Data Systems, Inc.	404,189
29,800	Verizon Communications, Inc.	1,061,476

	Total Telecommunications Services	3,288,302

Utilities (0.4%)
8,899	Alliant Energy Corporation	330,687
31,190	American Electric Power Company, Inc.	1,112,859
25,400	CMS Energy Corporation	495,300
34,627	NV Energy, Inc.	497,590
26,457	Southwest Gas Corporation	985,259
47,688	UGI Corporation	1,495,019
7,980	Xcel Energy, Inc.	188,088

	Total Utilities	5,104,802

	Total Common Stock (cost $209,477,306)	239,629,884

Principal Amount	Long-Term Fixed Income (5.0%)	Value

Asset-Backed Securities (0.6%)
	Citigroup Mortgage Loan Trust, Inc.
967,991	0.410%, 8/25/2036[b]	794,220
	GSAMP Trust
1,043,468	0.440%, 2/25/2036[b]	912,251
	J.P. Morgan Mortgage Acquisition Corporation
2,000,000	5.461%, 10/25/2036	1,602,080
	Morgan Stanley Capital, Inc.
927,879	0.410%, 2/25/2037[b]	640,422
	Renaissance Home Equity Loan Trust
3,418,790	5.746%, 5/25/2036	2,645,925
1,780,000	6.011%, 5/25/2036	1,205,881

	Total Asset-Backed Securities	7,800,779

Basic Materials (0.2%)
	ArcelorMittal
650,000	7.000%, 10/15/2039	667,471
	CONSOL Energy, Inc.
260,000	8.000%, 4/1/2017[c]	282,100
	FMG Finance, Pty., Ltd.
270,000	7.000%, 11/1/2015[c]	278,775
	Georgia-Pacific, LLC
240,000	8.000%, 1/15/2024	276,600
	Lyondell Chemical Company
250,000	11.000%, 5/1/2018	285,000
	Novelis, Inc.
270,000	8.375%, 12/15/2017[c]	290,925

Principal Amount	Long-Term Fixed Income (5.0%)	Value

Basic Materials (0.2%) - continued
	Rohm & Haas Company
$650,000	7.850%, 7/15/2029	$745,015

	Total Basic Materials	2,825,886

Capital Goods (0.1%)
	Abengoa Finance SAU
260,000	8.875%, 11/1/2017[c]	253,825
	Associated Materials, LLC
270,000	9.125%, 11/1/2017[c]	290,250
	Case New Holland, Inc.
260,000	7.875%, 12/1/2017[c]	288,925

	Total Capital Goods	833,000

Collateralized Mortgage Obligations (0.5%)
	Citigroup Mortgage Loan Trust, Inc.
431,196	5.500%, 11/25/2035	373,817
	CitiMortgage Alternative Loan Trust
1,423,506	5.750%, 4/25/2037	1,130,509
	Countrywide Alternative Loan Trust
283,499	6.000%, 1/25/2037	205,649
1,283,129	5.500%, 5/25/2037	1,016,056
1,091,456	7.000%, 10/25/2037	717,250
	Countrywide Home Loans, Inc.
964,836	5.750%, 4/25/2037	889,509
	Deutsche Alt-A Securities, Inc.
336,426	5.500%, 10/25/2021	301,529
541,906	6.000%, 10/25/2021	454,142
	J.P. Morgan Mortgage Trust
178,082	5.436%, 10/25/2036	161,680
	MASTR Alternative Loans Trust
332,437	6.500%, 7/25/2034	342,436
	Merrill Lynch Alternative Note Asset Trust
334,792	6.000%, 3/25/2037	282,407
	Sequoia Mortgage Trust
538,342	5.441%, 9/20/2046	186,517
	WaMu Mortgage Pass Through Certificates
356,885	5.854%, 9/25/2036	328,608
729,460	5.974%, 10/25/2036	679,644

	Total Collateralized Mortgage Obligations	7,069,753

Commercial Mortgage-Backed Securities (1.0%)
	Banc of America Commercial Mortgage, Inc.
1,400,000	5.689%, 4/10/2049	1,484,328
2,550,000	5.658%, 6/10/2049	2,683,069
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,559,364
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,342,026
	GS Mortgage Securities Corporation II
2,300,000	4.761%, 7/10/2039	2,388,053

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (5.0%)	Value

Commercial Mortgage-Backed Securities (1.0%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$2,150,000	5.814%, 6/12/2043	$2,314,811
	Wachovia Bank Commercial Mortgage Trust
1,050,000	5.603%, 10/15/2048	1,035,466

	Total Commercial Mortgage- Backed Securities	12,807,117

Communications Services (0.3%)
	CBS Corporation
195,000	4.300%, 2/15/2021	184,577
325,000	7.875%, 7/30/2030	378,762
130,000	5.900%, 10/15/2040	123,539
	CCO Holdings, LLC
270,000	7.000%, 1/15/2019	272,025
	Cincinnati Bell, Inc.
280,000	8.250%, 10/15/2017	282,800
	Cox Communications, Inc.
650,000	6.950%, 6/1/2038[c]	710,993
	Cricket Communications, Inc.
240,000	7.750%, 10/15/2020	231,600
	Frontier Communications Corporation
305,000	8.250%, 4/15/2017	341,600
	Intelsat Jackson Holdings, Ltd.
300,000	8.500%, 11/1/2019[c]	328,500
	Virgin Media Finance plc
250,000	9.500%, 8/15/2016	284,062
	Wind Acquisition Finance SA
276,000	7.250%, 2/15/2018[c]	285,660

	Total Communications Services	3,424,118

Consumer Cyclical (0.2%)
	Goodyear Tire & Rubber Company
230,000	8.250%, 8/15/2020	240,925
	Home Depot, Inc.
650,000	5.875%, 12/16/2036	656,438
	Macy’s Retail Holdings, Inc.
240,000	8.375%, 7/15/2015	278,400
	MGM Resorts International
240,000	11.125%, 11/15/2017	277,200
	Rite Aid Corporation
280,000	7.500%, 3/1/2017	274,400
	Starwood Hotels & Resorts Worldwide, Inc.
270,000	6.750%, 5/15/2018	290,250
	Toys R Us Property Company I, LLC
140,000	10.750%, 7/15/2017	160,650
	Warner Music Group
180,000	7.375%, 4/15/2014	178,200
	West Corporation
270,000	7.875%, 1/15/2019[c]	280,125

	Total Consumer Cyclical	2,636,588

Consumer Non-Cyclical (0.3%)
	Altria Group, Inc.
650,000	9.950%, 11/10/2038	871,193

Principal Amount	Long-Term Fixed Income (5.0%)	Value

Consumer Non-Cyclical (0.3%) - continued
	Anheuser-Busch Companies, Inc.
$325,000	6.450%, 9/1/2037	$362,945
	Anheuser-Busch InBev Worldwide, Inc.
325,000	8.200%, 1/15/2039[c]	430,592
	HCA, Inc.
250,000	9.625%, 11/15/2016	269,687
	JBS USA, LLC/JBS USA Finance, Inc.
240,000	11.625%, 5/1/2014	279,600
	Kraft Foods, Inc.
325,000	6.500%, 11/1/2031	355,108
325,000	7.000%, 8/11/2037	367,867
	Mylan, Inc.
250,000	7.875%, 7/15/2020[c]	276,563
	Reynolds Group Holdings, Ltd.
260,000	6.875%, 2/15/2021[c]	262,275
	UnitedHealth Group, Inc.
325,000	6.875%, 2/15/2038	370,923

	Total Consumer Non-Cyclical	3,846,753

Energy (0.2%)
	Denbury Resources, Inc.
280,000	9.750%, 3/1/2016	316,400
	Linn Energy, LLC
280,000	7.750%, 2/1/2021[c]	292,600
	Pioneer Natural Resources Company
295,000	7.500%, 1/15/2020	326,794
	Plains Exploration & Production Company
280,000	7.625%, 6/1/2018	298,200
	Sandridge Energy, Inc.
270,000	8.000%, 6/1/2018[c]	277,425
	Valero Energy Corporation
650,000	6.625%, 6/15/2037	666,767
	Weatherford International, Ltd.
655,000	6.750%, 9/15/2040	693,365

	Total Energy	2,871,551

Financials (0.4%)
	Ally Financial, Inc.
280,000	8.300%, 2/12/2015	316,400
	CIT Group, Inc.
315,815	7.000%, 5/1/2017	318,578
	General Electric Capital Corporation
650,000	6.750%, 3/15/2032	711,171
	HCP, Inc.
650,000	6.750%, 2/1/2041	664,347
	Icahn Enterprises, LP
315,000	8.000%, 1/15/2018	323,663
	Morgan Stanley Dean Witter & Company
650,000	7.250%, 4/1/2032	744,023
	Prudential Financial, Inc.
650,000	6.200%, 11/15/2040	676,201
	UnitedHealth Group, Inc.
325,000	5.700%, 10/15/2040	319,492

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (5.0%)	Value

Financials (0.4%) - continued
	XL Capital, Ltd.
$650,000	6.250%, 5/15/2027	$645,337

	Total Financials	4,719,212

Technology (0.1%)
	Freescale Semiconductor, Inc.
260,000	9.250%, 4/15/2018[c]	287,950
	NXP BV/NXP Funding, LLC
230,000	9.750%, 8/1/2018[c]	260,188
	Seagate HDD Cayman
250,000	7.750%, 12/15/2018[c]	256,250

	Total Technology	804,388

Transportation (<0.1%)
	Avis Budget Car Rental, LLC
250,000	8.250%, 1/15/2019[c]	260,625
	Delta Air Lines, Inc.
280,000	9.500%, 9/15/2014[c]	305,900

	Total Transportation	566,525

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
4,725,000	2.500%, 4/30/2015	4,903,662
2,350,000	3.500%, 5/15/2020	2,396,812
1,175,000	4.375%, 5/15/2040	1,138,469

	Total U.S. Government and Agencies	8,438,943

U.S. Municipals (0.3%)
	California Various Purpose General Obligation Bonds
655,000	6.000%, 3/1/2033	664,111
	Massachusetts Development Finance Agency Revenue Bonds (Harvard University)
655,000	5.000%, 10/15/2040	666,037
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
655,000	5.375%, 6/15/2043	659,192
	New York Dormitory Authority State University Revenue Bonds (Cornell University)
655,000	5.000%, 7/1/2035	655,458
	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Bonds (Wake Forest University)
655,000	5.000%, 1/1/2038	653,048
	Salt River, Arizona Agricultural Improvement and Power District Electric System Revenue Bonds
325,000	5.000%, 1/1/2039	318,754
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
655,000	5.125%, 6/1/2037	604,755

	Total U.S. Municipals	4,221,355

Utilities (0.1%)
	Energy Transfer Partners, LP
180,000	6.625%, 10/15/2036	190,950

Principal Amount	Long-Term Fixed Income (5.0%)	Value

Utilities (0.1%) - continued
$325,000	7.500%, 7/1/2038	$378,897
	Inergy, LP
280,000	7.000%, 10/1/2018[c]	287,350
	NRG Energy, Inc.
280,000	7.375%, 2/1/2016	289,800

	Total Utilities	1,146,997

	Total Long-Term Fixed Income (cost $61,151,507)	64,012,965

Principal Amount	Short-Term Investments (2.6%)[d]	Value

	ENI Finance USA, Inc.
3,915,000	0.220%, 2/1/2011[e]	3,915,000
	Federal Home Loan Bank Discount Notes
5,970,000	0.155%, 2/11/2011[e]	5,969,743
5,000,000	0.155%, 2/16/2011[e]	4,999,677
	Federal National Mortgage Association Discount Notes
3,000,000	0.155%, 3/14/2011[e,f]	2,999,471
	GOVCO, Inc.
6,581,000	0.200%, 2/1/2011[e]	6,581,000
	U.S. Treasury Bills
4,475,000	0.144%, 2/24/2011[e,f]	4,474,587
3,900,000	0.100%, 3/10/2011[e,f]	3,899,599

	Total Short-Term Investments (at amortized cost)	32,839,077

	Total Investments (cost $1,208,599,455) 100.1%	$1,265,488,575

	Other Assets and Liabilities, Net (0.1%)	(1,479,851)

	Total Net Assets 100.0%	$1,264,008,724

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2011.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2011, the value of these investments was $6,487,796 or 0.5% of total net assets.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
f	At January 31, 2011, $6,999,060 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$96,376,820
Gross unrealized depreciation	(39,487,700)
Net unrealized appreciation (depreciation)	$56,889,120

Cost for federal income tax purposes	$1,208,599,455

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	715,025,593	715,025,593	–	–
Fixed Income Mutual Funds	213,981,056	213,981,056	–	–
Common Stock
Consumer Discretionary	26,494,039	26,494,039	–	–
Consumer Staples	20,130,945	20,130,945	–	–
Energy	25,578,935	25,578,935	–	–
Financials	31,225,159	31,225,159	–	–
Health Care	32,710,830	32,703,996	6,834	–
Industrials	24,719,750	24,718,550	1,200	–
Information Technology	62,866,182	62,866,182	–	–
Materials	7,510,940	7,510,940	–	–
Telecommunications Services	3,288,302	3,288,302	–	–
Utilities	5,104,802	5,104,802	–	–
Long-Term Fixed Income
Asset-Backed Securities	7,800,779	–	7,800,779	–
Basic Materials	2,825,886	–	2,825,886	–
Capital Goods	833,000	–	833,000	–
Collateralized Mortgage Obligations	7,069,753	–	7,069,753	–
Commercial Mortgage-Backed Securities	12,807,117	–	12,807,117	–
Communications Services	3,424,118	–	3,424,118	–
Consumer Cyclical	2,636,588	–	2,636,588	–
Consumer Non-Cyclical	3,846,753	–	3,846,753	–
Energy	2,871,551	–	2,871,551	–
Financials	4,719,212	–	4,719,212	–
Technology	804,388	–	804,388	–
Transportation	566,525	–	566,525	–
U.S. Government and Agencies	8,438,943	–	8,438,943	–
U.S. Municipals	4,221,355	–	4,221,355	–
Utilities	1,146,997	–	1,146,997	–
Short-Term Investments	32,839,077	–	32,839,077	–
Total	$1,265,488,575	$1,168,628,499	$96,860,076	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,023,721	1,023,721	–	–
Total Asset Derivatives	$1,023,721	$1,023,721	$–	$–

Liability Derivatives
Futures Contracts	498,390	498,390	–	–
Foreign Currency Forward Contracts	2	–	2	–
Total Liability Derivatives	$498,392	$498,390	$2	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
E-Mini MSCI EAFE Index Futures	146	March 2011	$12,480,490	$12,360,360	($120,130)
Russell 2000 Index Mini-Futures	(495)	March 2011	(38,241,640)	(38,619,900)	(378,260)
S&P 400 Index Mini-Futures	(403)	March 2011	(37,375,477)	(37,200,930)	174,547
S&P 500 Index Futures	201	March 2011	63,591,425	64,440,599	849,174
Total Futures Contracts					$525,331

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Hong Kong Dollar	SSB	9,584	2/1/2011	$1,231	$1,229	($2)
Total Purchases				$1,231	$1,229	($2)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($2)

Counterparty
SSB	-	State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011
Real Estate Securities	$37,300,246	$293,135	$–	3,960,730	$39,567,696	$293,135
Partner Small Cap Growth	34,702,418	–	–	3,151,900	39,808,495	–
Partner Small Cap Value	30,681,876	266,141	8,000,000	1,643,111	25,944,728	266,141
Small Cap Stock	18,812,514	–	–	1,344,712	21,380,913	–
Mid Cap Growth	32,587,165	–	–	1,758,617	35,928,537	–
Partner Mid Cap Value	45,006,623	273,227	5,000,000	3,609,996	45,124,955	273,227
Mid Cap Stock	62,218,251	193,014	4,500,000	4,016,385	66,310,509	193,014
Partner Worldwide Allocation	72,381,652	2,534,327	–	8,479,977	75,980,593	1,034,327
Partner International Stock	101,003,755	1,905,800	6,000,000	9,842,730	99,805,286	1,905,800
Large Cap Growth	73,161,485	–	–	14,261,498	79,151,314	–
Large Cap Value	91,471,178	1,366,022	–	7,297,379	101,360,593	1,366,022
Large Cap Stock	68,000,268	599,404	–	3,257,272	74,168,074	599,404
Equity Income Plus	9,754,392	57,607	–	1,141,882	10,493,900	57,607
High Yield	50,328,487	1,980,419	217,835	10,718,479	52,734,919	1,006,442
Income	88,540,345	2,480,929	304,969	10,324,071	89,612,933	1,100,660
Government Bond	24,514,680	706,300	87,134	2,380,304	24,136,279	115,525
Limited Maturity Bond	46,825,338	1,142,980	174,268	3,799,754	47,496,925	354,164
Total Value and Income Earned	887,290,673				929,006,649	8,565,468

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderate Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Mutual Funds (76.1%)	Value

Equity Mutual Funds (42.3%)
3,861,570	Thrivent Real Estate Securities Fund	$38,577,083
1,851,274	Thrivent Partner Small Cap Growth Fund[a]	23,381,595
1,555,328	Thrivent Partner Small Cap Value Fund	24,558,633
882,584	Thrivent Small Cap Stock Fund[a]	14,033,089
735,772	Thrivent Mid Cap Growth Fund[a]	15,031,829
2,185,388	Thrivent Partner Mid Cap Value Fund	27,317,355
2,616,880	Thrivent Mid Cap Stock Fund	43,204,691
7,810,749	Thrivent Partner Worldwide Allocation Fund	69,984,313
6,780,772	Thrivent Partner International Stock Fund	68,757,033
11,226,178	Thrivent Large Cap Growth Fund[a]	62,305,291
6,636,735	Thrivent Large Cap Value Fund	92,184,252
1,698,477	Thrivent Large Cap Stock Fund	38,674,324
1,115,247	Thrivent Equity Income Plus Fund	10,249,118

	Total Equity Mutual Funds	528,258,606

Fixed Income Mutual Funds (33.8%)
10,632,099	Thrivent High Yield Fund	52,309,926
20,067,590	Thrivent Income Fund	174,186,680
1,845,943	Thrivent Government Bond Fund	18,717,859
14,130,880	Thrivent Limited Maturity Bond Fund	176,635,996

	Total Fixed Income Mutual Funds	421,850,461

	Total Mutual Funds (cost $921,911,393)	950,109,067

Shares	Common Stock (13.9%)	Value

Consumer Discretionary (1.5%)
4,400	Amazon.com, Inc.[a]	746,416
7,126	Autoliv, Inc.	547,277
20,650	Carnival Corporation	923,262
19,788	Cooper Tire & Rubber Company	452,354
42,360	Dana Holding Corporation[a]	759,091
1,800	Darden Restaurants, Inc.	84,798
5,030	Dollar Tree, Inc.[a]	254,417
15,100	Expedia, Inc.	379,916
41,000	Foot Locker, Inc.	732,260
12,094	Kohl’s Corporation[a]	614,133
34,782	Macy’s, Inc.	805,203
1,400	Netflix, Inc.[a]	299,712
13,460	Omnicom Group, Inc.	604,085
11,110	Panera Bread Company[a]	1,061,672
71,800	Pier 1 Imports, Inc.[a]	672,766
15,000	Signet Jewelers, Ltd.[a]	637,200
90,300	Starbucks Corporation	2,847,159
10,360	Time Warner Cable, Inc.	702,719
22,250	TJX Companies, Inc.	1,054,427
24,560	Walt Disney Company	954,647
14,400	Warnaco Group, Inc.[a]	735,552
11,800	Williams-Sonoma, Inc.	379,960
53,100	Yum! Brands, Inc.	2,482,956

	Total Consumer Discretionary	18,731,982

Consumer Staples (1.2%)
17,600	Avon Products, Inc.	498,256

Shares	Common Stock (13.9%)	Value

Consumer Staples (1.2%) - continued
32,600	Colgate-Palmolive Company	$2,502,702
5,800	Corn Products International, Inc.	267,554
5,550	Diageo plc ADR	426,240
12,040	Flowers Foods, Inc.	303,769
10,500	Herbalife, Ltd.	685,965
42,015	Kraft Foods, Inc.	1,284,398
16,454	PepsiCo, Inc.	1,058,157
71,149	Philip Morris International, Inc.	4,072,569
8,308	TreeHouse Foods, Inc.[a]	397,538
84,590	Walgreen Company	3,420,820

	Total Consumer Staples	14,917,968

Energy (1.5%)
4,776	Alpha Natural Resources, Inc.[a]	256,614
12,850	Apache Corporation	1,533,776
18,000	Arch Coal, Inc.	616,500
25,960	Baker Hughes, Inc.	1,778,520
15,330	BP plc ADR	727,715
19,160	Chevron Corporation	1,818,859
22,200	Complete Production Services, Inc.[a]	620,268
16,070	ConocoPhillips	1,148,362
15,640	ENSCO International plc ADR	849,878
29,427	Forest Oil Corporation[a]	1,141,768
78,200	International Coal Group, Inc.[a]	723,350
24,700	James River Coal Company[a]	555,379
8,261	National Oilwell Varco, Inc.	610,488
26,700	Occidental Petroleum Corporation	2,581,356
6,000	Peabody Energy Corporation	380,520
11,786	Schlumberger, Ltd.	1,048,836
15,700	Swift Energy Company[a]	669,762
20,550	Ultra Petroleum Corporation[a]	980,851
24,900	Weatherford International, Ltd.[a]	590,628
3,300	Whiting Petroleum Corporation[a]	416,724

	Total Energy	19,050,154

Financials (1.9%)
6,510	ACE, Ltd.	400,951
6,332	Affiliated Managers Group, Inc.[a]	644,788
7,245	Ameriprise Financial, Inc.	446,654
53,403	Bank of America Corporation	733,223
5,050	BlackRock, Inc.	1,000,001
9,000	Capital One Financial Corporation	433,440
192,720	Citigroup, Inc.[a]	928,910
22,360	Comerica, Inc.	854,152
21,419	Duke Realty Corporation	293,440
7,800	Endurance Specialty Holdings, Ltd.	362,622
18,398	Equity One, Inc.	343,123
35,384	Fifth Third Bancorp	526,160
7,380	Goldman Sachs Group, Inc.	1,207,516
5,766	Hanover Insurance Group, Inc.	272,732
18,821	HCC Insurance Holdings, Inc.	569,900
24,957	Host Hotels & Resorts, Inc.	461,954
2,166	IntercontinentalExchange, Inc.[a]	260,981
14,100	iShares Russell 2000 Index Fund	1,099,095
45,800	Itau Unibanco Holding SA ADR	984,700
23,823	J.P. Morgan Chase & Company	1,070,606
26,800	LaSalle Hotel Properties	744,236
7,291	Lazard, Ltd.	304,181
6,400	M&T Bank Corporation	553,408
9,420	MetLife, Inc.	431,153

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderate Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (13.9%)	Value

Financials (1.9%) - continued
15,315	Morgan Stanley	$450,261
20,770	Northern Trust Corporation	1,079,625
75,688	Ocwen Financial Corporation[a]	764,449
310,500	Popular, Inc.[a]	996,705
20,517	Principal Financial Group, Inc.	672,342
15,720	SVB Financial Group[a]	824,828
28,313	Texas Capital Bancshares, Inc.[a]	690,554
33,200	U.S. Bancorp	896,400
25,650	Unum Group	639,711
18,082	W.R. Berkley Corporation	510,816
7,890	Wells Fargo & Company	255,794
43,600	Zions Bancorporation	1,028,088

	Total Financials	23,737,499

Health Care (1.9%)
7,040	Abbott Laboratories	317,926
20,200	Aetna, Inc.	665,388
4,000	Alexion Pharmaceuticals, Inc.[a]	335,280
33,800	Align Technology, Inc.[a]	704,054
8,750	Allergan, Inc.	617,838
10,707	C.R. Bard, Inc.	1,010,206
8,344	Celgene Corporation[a]	429,966
7,891	Community Health Systems, Inc.[a]	277,132
12,600	Covance, Inc.[a]	710,388
15,665	Coventry Health Care, Inc.[a]	469,480
13,990	Covidien, Ltd.	664,105
73,900	Eli Lilly and Company	2,569,503
14,900	Hospira, Inc.[a]	822,927
47,220	Johnson & Johnson	2,822,340
18,100	LifePoint Hospitals, Inc.[a]	637,120
14,050	Novartis AG ADR	784,833
13,300	Omnicare, Inc.	344,736
28,500	PSS World Medical, Inc.[a]	679,155
5,400	Quest Diagnostics, Inc.	307,530
14,100	Salix Pharmaceuticals, Ltd.[a]	577,677
100	Sanofi-Aventis	6,834
12,500	Teva Pharmaceutical Industries, Ltd. ADR	683,125
16,559	Thermo Fisher Scientific, Inc.[a]	948,334
10,100	United Therapeutics Corporation[a]	686,598
101,705	UnitedHealth Group, Inc.	4,174,990
4,028	Varian Medical Systems, Inc.[a]	272,172
6,290	Vertex Pharmaceuticals, Inc.[a]	244,618
3,400	Waters Corporation[a]	259,726
7,290	Zimmer Holdings, Inc.[a]	431,276

	Total Health Care	23,455,257

Industrials (1.5%)
5,551	3M Company	488,044
100	ASM Pacific Technology, Ltd.	1,200
14,760	Boeing Company	1,025,525
14,980	Caterpillar, Inc.	1,453,210
4,403	CSX Corporation	310,852
28,500	Deluxe Corporation	696,825
8,200	EMCOR Group, Inc.[a]	248,296
12,130	Emerson Electric Company	714,214
25,800	FTI Consulting, Inc.[a]	940,926
46,331	General Electric Company	933,106
9,236	Honeywell International, Inc.	517,308
33,500	Knight Transportation, Inc.	638,510
98,394	Manitowoc Company, Inc.	1,321,431
5,100	Manpower, Inc.	329,307
10,130	Norfolk Southern Corporation	619,855

Shares	Common Stock (13.9%)	Value

Industrials (1.5%) - continued
41,716	Oshkosh Corporation[a]	$1,581,454
4,709	Parker Hannifin Corporation	421,032
9,400	Republic Services, Inc.	289,896
37,200	Shaw Group, Inc.[a]	1,405,044
9,500	Siemens AG ADR	1,219,895
4,984	SPX Corporation	390,646
16,878	Teledyne Technologies, Inc.[a]	798,498
9,710	Textron, Inc.	255,276
8,300	Tyco International, Ltd.	372,089
5,930	United Technologies Corporation	482,109
11,274	Werner Enterprises, Inc.	277,904
7,940	WESCO International, Inc.[a]	445,037

	Total Industrials	18,177,489

Information Technology (3.5%)
53,500	Accenture plc	2,753,645
6,100	Alliance Data Systems Corporation[a]	431,514
8,302	Apple, Inc.[a]	2,817,035
16,700	ASML Holding NV	701,567
51,648	Atmel Corporation[a]	699,314
7,950	Broadcom Corporation	358,465
139,700	Brocade Communications[a]	787,908
4,250	Cognizant Technology Solutions Corporation[a]	310,037
22,200	CommVault Systems, Inc.[a]	685,758
30,014	Compuware Corporation[a]	321,750
22,070	Corning, Inc.	490,175
11,099	eBay, Inc.[a]	336,966
65,940	EMC Corporation[a]	1,641,247
2,994	Google, Inc.[a]	1,797,478
28,100	GSI Commerce, Inc.[a]	647,424
69,200	Hewlett-Packard Company	3,161,748
14,400	Informatica Corporation[a]	668,160
23,057	International Business Machines Corporation	3,735,234
9,214	Juniper Networks, Inc.[a]	342,024
6,000	Lam Research Corporation[a]	299,340
53,800	Marvell Technology Group, Ltd.[a]	1,022,738
159,450	Microsoft Corporation	4,420,751
26,500	Monster Worldwide, Inc.[a]	441,225
122,180	Oracle Corporation	3,913,425
17,400	Plantronics, Inc.	615,960
23,800	Plexus Corporation[a]	643,552
74,600	PMC-Sierra, Inc.[a]	583,372
29,550	QUALCOMM, Inc.	1,599,541
99,624	Teradyne, Inc.[a]	1,661,728
54,569	TIBCO Software, Inc.[a]	1,199,427
17,831	Tyco Electronics, Ltd.	646,017
23,900	ValueClick, Inc.[a]	334,839
10,500	VeriFone Systems, Inc.[a]	419,370
11,850	Visa, Inc.	827,723
5,650	VMware, Inc.[a]	483,188
79,720	Xerox Corporation	846,626
27,380	Xilinx, Inc.	881,636

	Total Information Technology	43,527,907

Materials (0.4%)
6,995	Albemarle Corporation	392,839
7,340	Allegheny Technologies, Inc.	478,495
11,990	Dow Chemical Company	425,405
22,649	E.I. du Pont de Nemours and Company	1,147,851

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderate Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (13.9%)	Value

Materials (0.4%) - continued
25,950	International Paper Company	$749,436
10,392	Silgan Holdings, Inc.	387,933
22,559	Steel Dynamics, Inc.	410,574
11,600	Teck Resources, Ltd.	702,960
17,100	Temple-Inland, Inc.	410,229
15,700	Vale SA SP ADR	546,831

	Total Materials	5,652,553

Telecommunications Services (0.2%)
19,850	AT&T, Inc.	546,272
19,800	NII Holdings, Inc.[a]	831,204
7,538	Telephone & Data Systems, Inc.	269,484
29,910	Verizon Communications, Inc.	1,065,394

	Total Telecommunications Services	2,712,354

Utilities (0.3%)
5,700	Alliant Energy Corporation	211,812
31,300	American Electric Power Company, Inc.	1,116,784
17,200	CMS Energy Corporation	335,400
23,118	NV Energy, Inc.	332,206
17,336	Southwest Gas Corporation	645,592
31,525	UGI Corporation	988,309
8,010	Xcel Energy, Inc.	188,796

	Total Utilities	3,818,899

	Total Common Stock (cost $152,105,173)	173,782,062

Principal Amount	Long-Term Fixed Income (7.1%)	Value

Asset-Backed Securities (0.6%)
	Citigroup Mortgage Loan Trust, Inc.
1,645,585	0.410%, 8/25/2036[b]	1,350,175
	GSAMP Trust
2,220,144	0.440%, 2/25/2036[b]	1,940,961
	J.P. Morgan Mortgage Acquisition Corporation
2,000,000	5.461%, 10/25/2036	1,602,080
	Morgan Stanley Capital, Inc.
1,730,851	0.410%, 2/25/2037[b]	1,194,633
	Renaissance Home Equity Loan Trust
2,280,000	6.011%, 5/25/2036	1,544,611

	Total Asset-Backed Securities	7,632,460

Basic Materials (0.3%)
	ArcelorMittal
1,200,000	7.000%, 10/15/2039	1,232,254
	CONSOL Energy, Inc.
260,000	8.000%, 4/1/2017[c]	282,100
	FMG Finance, Pty., Ltd.
270,000	7.000%, 11/1/2015[c]	278,775
	Georgia-Pacific, LLC
250,000	8.000%, 1/15/2024	288,125
	Lyondell Chemical Company
240,000	11.000%, 5/1/2018	273,600
	Novelis, Inc.
270,000	8.375%, 12/15/2017[c]	290,925

Principal Amount	Long-Term Fixed Income (7.1%)	Value

Basic Materials (0.3%) - continued
	Rohm & Haas Company
$1,200,000	7.850%, 7/15/2029	$1,375,412

	Total Basic Materials	4,021,191

Capital Goods (0.1%)
	Abengoa Finance SAU
260,000	8.875%, 11/1/2017[c]	253,825
	Associated Materials, LLC
280,000	9.125%, 11/1/2017[c]	301,000
	Case New Holland, Inc.
260,000	7.875%, 12/1/2017[c]	288,925

	Total Capital Goods	843,750

Collateralized Mortgage Obligations (1.4%)
	Citigroup Mortgage Loan Trust, Inc.
808,492	5.500%, 11/25/2035	700,907
	CitiMortgage Alternative Loan Trust
2,767,929	5.750%, 4/25/2037	2,198,212
	Countrywide Alternative Loan Trust
1,060,258	6.000%, 4/25/2036	879,427
531,561	6.000%, 1/25/2037	385,591
2,617,584	5.500%, 5/25/2037	2,072,754
2,265,597	7.000%, 10/25/2037	1,488,837
	Countrywide Home Loans, Inc.
1,929,673	5.750%, 4/25/2037	1,779,017
	Deutsche Alt-A Securities, Inc.
630,799	5.500%, 10/25/2021	565,368
1,083,812	6.000%, 10/25/2021	908,285
	GSR Mortgage Loan Trust
2,101,396	0.450%, 8/25/2046[b]	1,811,567
	J.P. Morgan Mortgage Trust
1,015,449	5.737%, 6/25/2036	929,524
333,903	5.436%, 10/25/2036	303,151
	MASTR Alternative Loans Trust
625,764	6.500%, 7/25/2034	644,585
	Merrill Lynch Alternative Note Asset Trust
627,735	6.000%, 3/25/2037	529,513
	Sequoia Mortgage Trust
960,286	5.441%, 9/20/2046	332,706
	WaMu Mortgage Pass Through Certificates
356,885	5.854%, 9/25/2036	328,608
1,343,273	5.974%, 10/25/2036	1,251,540

	Total Collateralized Mortgage Obligations	17,109,592

Commercial Mortgage-Backed Securities (1.1%)
	Banc of America Commercial Mortgage, Inc.
2,400,000	5.689%, 4/10/2049	2,544,562
1,650,000	5.658%, 6/10/2049	1,736,104
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,559,364
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,477,587

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderate Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (7.1%)	Value

Commercial Mortgage-Backed Securities (1.1%) - continued
	GS Mortgage Securities Corporation II
$2,300,000	4.761%, 7/10/2039	$2,388,053
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,450,000	5.814%, 6/12/2043	1,561,151
	Wachovia Bank Commercial Mortgage Trust
1,800,000	5.603%, 10/15/2048	1,775,084

	Total Commercial Mortgage- Backed Securities	14,041,905

Communications Services (0.4%)
	CBS Corporation
360,000	4.300%, 2/15/2021	340,757
600,000	7.875%, 7/30/2030	699,253
240,000	5.900%, 10/15/2040	228,072
	CCO Holdings, LLC
270,000	7.000%, 1/15/2019	272,025
	Cincinnati Bell, Inc.
280,000	8.250%, 10/15/2017	282,800
	Cox Communications, Inc.
1,200,000	6.950%, 6/1/2038[c]	1,312,603
	Cricket Communications, Inc.
230,000	7.750%, 10/15/2020	221,950
	Frontier Communications Corporation
315,000	8.250%, 4/15/2017	352,800
	Intelsat Jackson Holdings, Ltd.
295,000	8.500%, 11/1/2019[c]	323,025
	Virgin Media Finance plc
250,000	9.500%, 8/15/2016	284,062
	Wind Acquisition Finance SA
276,000	7.250%, 2/15/2018[c]	285,660

	Total Communications Services	4,603,007

Consumer Cyclical (0.3%)
	Goodyear Tire & Rubber Company
230,000	8.250%, 8/15/2020	240,925
	Home Depot, Inc.
1,200,000	5.875%, 12/16/2036	1,211,885
	Macy’s Retail Holdings, Inc.
240,000	8.375%, 7/15/2015	278,400
	MGM Resorts International
240,000	11.125%, 11/15/2017	277,200
	Rite Aid Corporation
270,000	7.500%, 3/1/2017	264,600
	Starwood Hotels & Resorts Worldwide, Inc.
280,000	6.750%, 5/15/2018	301,000
	Toys R Us Property Company I, LLC
130,000	10.750%, 7/15/2017	149,175
	Warner Music Group
190,000	7.375%, 4/15/2014	188,100
	West Corporation
280,000	7.875%, 1/15/2019[c]	290,500

	Total Consumer Cyclical	3,201,785

Principal Amount	Long-Term Fixed Income (7.1%)	Value

Consumer Non-Cyclical (0.5%)
	Altria Group, Inc.
$1,200,000	9.950%, 11/10/2038	$1,608,357
	Anheuser-Busch Companies, Inc.
600,000	6.450%, 9/1/2037	670,052
	Anheuser-Busch InBev Worldwide, Inc.
600,000	8.200%, 1/15/2039[c]	794,938
	HCA, Inc.
240,000	9.625%, 11/15/2016	258,900
	JBS USA, LLC/JBS USA Finance, Inc.
240,000	11.625%, 5/1/2014	279,600
	Kraft Foods, Inc.
600,000	6.500%, 11/1/2031	655,584
600,000	7.000%, 8/11/2037	679,139
	Mylan, Inc.
250,000	7.875%, 7/15/2020[c]	276,563
	Reynolds Group Holdings, Ltd.
260,000	6.875%, 2/15/2021[c]	262,275
	UnitedHealth Group, Inc.
600,000	6.875%, 2/15/2038	684,782

	Total Consumer Non-Cyclical	6,170,190

Energy (0.3%)
	Denbury Resources, Inc.
270,000	9.750%, 3/1/2016	305,100
	Linn Energy, LLC
280,000	7.750%, 2/1/2021[c]	292,600
	Pioneer Natural Resources Company
295,000	7.500%, 1/15/2020	326,795
	Plains Exploration & Production Company
270,000	7.625%, 6/1/2018	287,550
	Sandridge Energy, Inc.
270,000	8.000%, 6/1/2018[c]	277,425
	Valero Energy Corporation
1,200,000	6.625%, 6/15/2037	1,230,954
	Weatherford International, Ltd.
1,200,000	6.750%, 9/15/2040	1,270,286

	Total Energy	3,990,710

Financials (0.6%)
	Ally Financial, Inc.
280,000	8.300%, 2/12/2015	316,400
	CIT Group, Inc.
305,815	7.000%, 5/1/2017	308,491
	General Electric Capital Corporation
1,200,000	6.750%, 3/15/2032	1,312,932
	HCP, Inc.
1,200,000	6.750%, 2/1/2041	1,226,486
	Icahn Enterprises, LP
305,000	8.000%, 1/15/2018	313,388
	Morgan Stanley Dean Witter & Company
1,200,000	7.250%, 4/1/2032	1,373,581
	Prudential Financial, Inc.
1,200,000	6.200%, 11/15/2040	1,248,371
	UnitedHealth Group, Inc.
600,000	5.700%, 10/15/2040	589,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderate Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (7.1%)	Value

Financials (0.6%) - continued
	XL Capital, Ltd.
$1,200,000	6.250%, 5/15/2027	$1,191,391

	Total Financials	7,880,872

Technology (0.1%)
	Freescale Semiconductor, Inc.
260,000	9.250%, 4/15/2018[c]	287,950
	NXP BV/NXP Funding, LLC
230,000	9.750%, 8/1/2018[c]	260,187
	Seagate HDD Cayman
250,000	7.750%, 12/15/2018[c]	256,250

	Total Technology	804,387

Transportation (<0.1%)
	Avis Budget Car Rental, LLC
250,000	8.250%, 1/15/2019[c]	260,625
	Delta Air Lines, Inc.
270,000	9.500%, 9/15/2014[c]	294,975

	Total Transportation	555,600

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
4,725,000	2.500%, 4/30/2015	4,903,662
2,350,000	3.500%, 5/15/2020	2,396,812
1,175,000	4.375%, 5/15/2040	1,138,469

	Total U.S. Government and Agencies	8,438,943

U.S. Municipals (0.6%)
	California Various Purpose General Obligation Bonds
1,200,000	6.000%, 3/1/2033	1,216,692
	Massachusetts Development Finance Agency Revenue Bonds (Harvard University)
1,200,000	5.000%, 10/15/2040	1,220,220
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
1,200,000	5.375%, 6/15/2043	1,207,680
	New York Dormitory Authority State University Revenue Bonds (Cornell University)
1,200,000	5.000%, 7/1/2035	1,200,840
	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Bonds (Wake Forest University)
1,200,000	5.000%, 1/1/2038	1,196,424
	Salt River, Arizona Agricultural Improvement and Power District Electric System Revenue Bonds
600,000	5.000%, 1/1/2039	588,468
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
1,200,000	5.125%, 6/1/2037	1,107,948

	Total U.S. Municipals	7,738,272

Utilities (0.1%)
	Energy Transfer Partners, LP
332,000	6.625%, 10/15/2036	352,196

Principal Amount	Long-Term Fixed Income (7.1%)	Value

Utilities (0.1%) - continued
$600,000	7.500%, 7/1/2038	$699,503
	Inergy, LP
270,000	7.000%, 10/1/2018[c]	277,088
	NRG Energy, Inc.
270,000	7.375%, 2/1/2016	279,450

	Total Utilities	1,608,237

	Total Long-Term Fixed Income (cost $84,831,626)	88,640,901

Principal Amount	Short-Term Investments (3.0%)[d]	Value

	ENI Coordination Center SA
4,353,000	0.220%, 2/1/2011[e]	4,353,000
	Federal Home Loan Bank Discount Notes
3,000,000	0.120%, 2/9/2011[e]	2,999,920
13,620,000	0.150%, 2/11/2011[e]	13,619,432
5,000,000	0.155%, 2/16/2011[e]	4,999,677
	Federal Home Loan Mortgage Corporation Discount Notes
1,500,000	0.200%, 3/14/2011[e,f]	1,499,666
	Federal National Mortgage Association Discount Notes
2,200,000	0.155%, 3/14/2011[e,f]	2,199,612
	U.S. Treasury Bills
5,600,000	0.142%, 2/24/2011[e,f]	5,599,492
1,400,000	0.100%, 3/10/2011[e,f]	1,399,856
	Total Short-Term Investments (at amortized cost)	36,670,655

	Total Investments (cost $1,195,518,847) 100.1%	$1,249,202,685

	Other Assets and Liabilities, Net (0.1%)	(1,267,507)

	Total Net Assets 100.0%	$1,247,935,178

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2011.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2011, the value of these investments was $7,448,214 or 0.6% of total net assets.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
f	At January 31, 2011, $5,699,079 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderate Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$74,771,341
Gross unrealized depreciation	(21,087,503)
Net unrealized appreciation (depreciation)	$53,683,838

Cost for federal income tax purposes	$1,195,518,847

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	528,258,606	528,258,606	–	–
Fixed Income Mutual Funds	421,850,461	421,850,461	–	–
Common Stock
Consumer Discretionary	18,731,982	18,731,982	–	–
Consumer Staples	14,917,968	14,917,968	–	–
Energy	19,050,154	19,050,154	–	–
Financials	23,737,499	23,737,499	–	–
Health Care	23,455,257	23,448,423	6,834	–
Industrials	18,177,489	18,176,289	1,200	–
Information Technology	43,527,907	43,527,907	–	–
Materials	5,652,553	5,652,553	–	–
Telecommunications Services	2,712,354	2,712,354	–	–
Utilities	3,818,899	3,818,899	–	–
Long-Term Fixed Income
Asset-Backed Securities	7,632,460	–	7,632,460	–
Basic Materials	4,021,191	–	4,021,191	–
Capital Goods	843,750	–	843,750	–
Collateralized Mortgage Obligations	17,109,592	–	17,109,592	–
Commercial Mortgage-Backed Securities	14,041,905	–	14,041,905	–
Communications Services	4,603,007	–	4,603,007	–
Consumer Cyclical	3,201,785	–	3,201,785	–
Consumer Non-Cyclical	6,170,190	–	6,170,190	–
Energy	3,990,710	–	3,990,710	–
Financials	7,880,872	–	7,880,872	–
Technology	804,387	–	804,387	–
Transportation	555,600	–	555,600	–
U.S. Government and Agencies	8,438,943	–	8,438,943	–
U.S. Municipals	7,738,272	–	7,738,272	–
Utilities	1,608,237	–	1,608,237	–
Short-Term Investments	36,670,655	–	36,670,655	–

Total	$1,249,202,685	$1,123,883,095	$125,319,590	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,158,241	1,158,241	–	–

Total Asset Derivatives	$1,158,241	$1,158,241	$–	$–

Liability Derivatives
Futures Contracts	120,130	120,130	–	–
Foreign Currency Forward Contracts	2	–	2	–

Total Liability Derivatives	$120,132	$120,130	$2	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderate Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)

E-Mini MSCI EAFE Index Futures	146	March 2011	$12,480,490	$12,360,360	($120,130)
Russell 2000 Index Mini-Futures	(277)	March 2011	(21,629,951)	(21,611,540)	18,411
S&P 400 Index Mini-Futures	(268)	March 2011	(24,855,156)	(24,739,080)	116,076
S&P 500 Index Futures	168	March 2011	52,837,046	53,860,800	1,023,754
Total Futures Contracts					$1,038,111

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases
Hong Kong Dollar	SSB	9,584	2/1/2011	$1,231	$1,229	($2)
Total Purchases				$1,231	$1,229	($2)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($2)

Counterparty
SSB	-	State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011
Real Estate Securities	$36,366,401	$285,796	$–	3,861,570	$38,577,083	$285,796
Partner Small Cap Growth	20,382,531	–	–	1,851,274	23,381,595	–
Partner Small Cap Value	29,431,466	251,922	8,000,000	1,555,328	24,558,633	251,922
Small Cap Stock	12,347,353	–	–	882,584	14,033,089	–
Mid Cap Growth	13,633,862	–	–	735,772	15,031,829	–
Partner Mid Cap Value	27,220,376	165,404	3,000,000	2,185,388	27,317,355	165,404
Mid Cap Stock	37,910,264	125,759	–	2,616,880	43,204,691	125,759
Partner Worldwide Allocation	68,027,938	952,699	–	7,810,749	69,984,313	952,699
Partner International Stock	66,483,433	1,312,928	1,000,000	6,780,772	68,757,033	1,312,928
Large Cap Growth	57,590,296	–	–	11,226,178	62,305,291	–
Large Cap Value	83,190,141	1,242,354	–	6,636,735	92,184,252	1,242,354
Large Cap Stock	35,458,174	312,554	–	1,698,477	38,674,324	312,554
Equity Income Plus	9,526,860	56,263	–	1,115,247	10,249,118	56,263
High Yield	49,918,470	1,957,217	208,349	10,632,099	52,309,926	1,001,634
Income	172,064,257	4,853,944	583,378	20,067,590	174,186,680	2,145,168
Government Bond	23,982,951	631,064	5,078,815	1,845,943	18,717,859	95,874
Limited Maturity Bond	174,144,828	4,223,725	625,047	14,130,880	176,635,996	1,321,128
Total Value and Income Earned	917,679,601				950,109,067	9,269,483

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Mutual Funds (73.9%)	Value

Equity Mutual Funds (25.3%)
1,011,141	Thrivent Real Estate Securities Fund	$10,101,298
615,493	Thrivent Partner Small Cap Value Fund	9,718,635
167,827	Thrivent Small Cap Stock Fund[a]	2,668,451
1,082,397	Thrivent Partner Mid Cap Value Fund	13,529,963
426,187	Thrivent Mid Cap Stock Fund	7,036,350
2,561,153	Thrivent Partner Worldwide Allocation Fund	22,947,934
1,636,432	Thrivent Partner International Stock Fund	16,593,422
2,404,543	Thrivent Large Cap Growth Fund[a]	13,345,215
2,341,000	Thrivent Large Cap Value Fund	32,516,495
308,824	Thrivent Large Cap Stock Fund	7,031,918
460,444	Thrivent Equity Income Plus Fund	4,231,476

	Total Equity Mutual Funds	139,721,157

Fixed Income Mutual Funds (48.6%)
4,700,848	Thrivent High Yield Fund	23,128,171
8,241,744	Thrivent Income Fund	71,538,339
1,057,402	Thrivent Government Bond Fund	10,722,055
13,044,835	Thrivent Limited Maturity Bond Fund	163,060,440

	Total Fixed Income Mutual Funds	268,449,005

	Total Mutual Funds (cost $393,452,158)	408,170,162

Shares	Common Stock (11.8%)	Value

Consumer Discretionary (1.3%)
2,400	Amazon.com, Inc.[a]	407,136
1,756	Autoliv, Inc.	134,861
10,900	Carnival Corporation	487,339
6,846	Cooper Tire & Rubber Company	156,500
16,860	Dana Holding Corporation[a]	302,131
1,000	Darden Restaurants, Inc.	47,110
1,245	Dollar Tree, Inc.[a]	62,972
8,050	Expedia, Inc.	202,538
14,300	Foot Locker, Inc.	255,398
6,516	Kohl’s Corporation[a]	330,882
11,797	Macy’s, Inc.	273,101
400	Netflix, Inc.[a]	85,632
4,020	Omnicom Group, Inc.	180,418
3,328	Panera Bread Company[a]	318,024
25,000	Pier 1 Imports, Inc.[a]	234,250
5,200	Signet Jewelers, Ltd.[a]	220,896
30,050	Starbucks Corporation	947,476
4,130	Time Warner Cable, Inc.	280,138
11,800	TJX Companies, Inc.	559,202
9,797	Walt Disney Company	380,809
5,000	Warnaco Group, Inc.[a]	255,400
2,700	Williams-Sonoma, Inc.	86,940
16,200	Yum! Brands, Inc.	757,512

	Total Consumer Discretionary	6,966,665

Consumer Staples (1.0%)
9,450	Avon Products, Inc.	267,529
10,000	Colgate-Palmolive Company	767,700
1,300	Corn Products International, Inc.	59,969
2,220	Diageo plc ADR	170,496
2,785	Flowers Foods, Inc.	70,265

Shares	Common Stock (11.8%)	Value

Consumer Staples (1.0%) - continued
3,600	Herbalife, Ltd.	$235,188
16,732	Kraft Foods, Inc.	511,497
8,842	PepsiCo, Inc.	568,629
25,333	Philip Morris International, Inc.	1,450,061
1,802	TreeHouse Foods, Inc.[a]	86,226
27,690	Walgreen Company	1,119,784

	Total Consumer Staples	5,307,344

Energy (1.3%)
1,219	Alpha Natural Resources, Inc.[a]	65,497
5,740	Apache Corporation	685,126
6,300	Arch Coal, Inc.	215,775
11,910	Baker Hughes, Inc.	815,954
6,130	BP plc ADR	290,991
7,630	Chevron Corporation	724,316
7,800	Complete Production Services, Inc.[a]	217,932
6,420	ConocoPhillips	458,773
5,310	ENSCO International plc ADR	288,545
8,782	Forest Oil Corporation[a]	340,742
27,343	International Coal Group, Inc.[a]	252,923
8,700	James River Coal Company[a]	195,620
1,965	National Oilwell Varco, Inc.	145,213
8,200	Occidental Petroleum Corporation	792,776
3,200	Peabody Energy Corporation	202,944
6,400	Schlumberger, Ltd.	569,536
5,400	Swift Energy Company[a]	230,364
10,800	Ultra Petroleum Corporation[a]	515,484
6,700	Weatherford International, Ltd.[a]	158,924
800	Whiting Petroleum Corporation[a]	101,024

	Total Energy	7,268,459

Financials (1.6%)
2,590	ACE, Ltd.	159,518
2,178	Affiliated Managers Group, Inc.[a]	221,786
2,895	Ameriprise Financial, Inc.	178,477
21,338	Bank of America Corporation	292,971
2,600	BlackRock, Inc.	514,852
3,600	Capital One Financial Corporation	173,376
76,740	Citigroup, Inc.[a]	369,887
8,910	Comerica, Inc.	340,362
5,755	Duke Realty Corporation	78,843
1,700	Endurance Specialty Holdings, Ltd.	79,033
4,675	Equity One, Inc.	87,189
14,118	Fifth Third Bancorp	209,935
3,440	Goldman Sachs Group, Inc.	562,853
1,341	Hanover Insurance Group, Inc.	63,429
4,980	HCC Insurance Holdings, Inc.	150,794
6,739	Host Hotels & Resorts, Inc.	124,739
466	IntercontinentalExchange, Inc.[a]	56,148
4,900	iShares Russell 2000 Index Fund	381,955
24,250	Itau Unibanco Holding SA ADR	521,375
9,498	J.P. Morgan Chase & Company	426,840
9,300	LaSalle Hotel Properties	258,261
1,573	Lazard, Ltd.	65,626
1,500	M&T Bank Corporation	129,705
3,760	MetLife, Inc.	172,095
6,108	Morgan Stanley	179,575
6,790	Northern Trust Corporation	352,944
26,358	Ocwen Financial Corporation[a]	266,216
97,600	Popular, Inc.[a]	313,296

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (11.8%)	Value

Financials (1.6%) - continued
8,176	Principal Financial Group, Inc.	$267,928
5,720	SVB Financial Group[a]	300,128
9,900	Texas Capital Bancshares, Inc.[a]	241,461
17,823	U.S. Bancorp	481,221
10,250	Unum Group	255,635
4,646	W.R. Berkley Corporation	131,249
3,140	Wells Fargo & Company	101,799
13,600	Zions Bancorporation	320,688

	Total Financials	8,832,189

Health Care (1.5%)
2,800	Abbott Laboratories	126,448
10,700	Aetna, Inc.	352,458
900	Alexion Pharmaceuticals, Inc.[a]	75,438
11,800	Align Technology, Inc.[a]	245,794
4,650	Allergan, Inc.	328,337
3,602	C.R. Bard, Inc.	339,849
4,446	Celgene Corporation[a]	229,102
1,973	Community Health Systems, Inc.[a]	69,292
4,400	Covance, Inc.[a]	248,072
4,116	Coventry Health Care, Inc.[a]	123,357
5,570	Covidien, Ltd.	264,408
22,600	Eli Lilly and Company	785,802
7,850	Hospira, Inc.[a]	433,556
15,020	Johnson & Johnson	897,745
6,300	LifePoint Hospitals, Inc.[a]	221,760
5,600	Novartis AG ADR	312,816
3,200	Omnicare, Inc.	82,944
9,900	PSS World Medical, Inc.[a]	235,917
1,200	Quest Diagnostics, Inc.	68,340
4,900	Salix Pharmaceuticals, Ltd.[a]	200,753
100	Sanofi-Aventis	6,834
6,650	Teva Pharmaceutical Industries, Ltd. ADR	363,422
8,750	Thermo Fisher Scientific, Inc.[a]	501,112
3,500	United Therapeutics Corporation[a]	237,930
34,053	UnitedHealth Group, Inc.	1,397,876
857	Varian Medical Systems, Inc.[a]	57,907
1,398	Vertex Pharmaceuticals, Inc.[a]	54,368
800	Waters Corporation[a]	61,112
2,910	Zimmer Holdings, Inc.[a]	172,156

	Total Health Care	8,494,905

Industrials (1.2%)
2,210	3M Company	194,303
100	ASM Pacific Technology, Ltd.	1,200
7,110	Boeing Company	494,003
7,040	Caterpillar, Inc.	682,950
1,026	CSX Corporation	72,436
9,900	Deluxe Corporation	242,055
2,800	EMCOR Group, Inc.[a]	84,784
4,830	Emerson Electric Company	284,390
7,800	FTI Consulting, Inc.[a]	284,466
18,514	General Electric Company	372,872
3,689	Honeywell International, Inc.	206,621
11,700	Knight Transportation, Inc.	223,002
31,500	Manitowoc Company, Inc.	423,045
1,200	Manpower, Inc.	77,484
4,040	Norfolk Southern Corporation	247,208
12,804	Oshkosh Corporation[a]	485,400
977	Parker Hannifin Corporation	87,354
2,400	Republic Services, Inc.	74,016
11,500	Shaw Group, Inc.[a]	434,355
4,950	Siemens AG ADR	635,629

Shares	Common Stock (11.8%)	Value

Industrials (1.2%) - continued
1,171	SPX Corporation	$91,783
5,796	Teledyne Technologies, Inc.[a]	274,209
3,860	Textron, Inc.	101,479
2,000	Tyco International, Ltd.	89,660
2,367	United Technologies Corporation	192,437
2,668	Werner Enterprises, Inc.	65,766
3,170	WESCO International, Inc.[a]	177,678

	Total Industrials	6,600,585

Information Technology (3.1%)
16,300	Accenture plc	838,961
1,400	Alliance Data Systems Corporation[a]	99,036
4,367	Apple, Inc.[a]	1,481,810
8,900	ASML Holding NV	373,889
18,013	Atmel Corporation[a]	243,896
4,250	Broadcom Corporation	191,633
48,700	Brocade Communications[a]	274,668
2,250	Cognizant Technology Solutions Corporation[a]	164,138
7,700	CommVault Systems, Inc.[a]	237,853
7,604	Compuware Corporation[a]	81,515
8,820	Corning, Inc.	195,892
2,575	eBay, Inc.[a]	78,177
32,930	EMC Corporation[a]	819,628
1,632	Google, Inc.[a]	979,788
9,800	GSI Commerce, Inc.[a]	225,792
23,400	Hewlett-Packard Company	1,069,146
5,000	Informatica Corporation[a]	232,000
7,606	International Business Machines Corporation	1,232,172
2,204	Juniper Networks, Inc.[a]	81,812
1,300	Lam Research Corporation[a]	64,857
24,400	Marvell Technology Group, Ltd.[a]	463,844
60,610	Microsoft Corporation	1,680,412
9,300	Monster Worldwide, Inc.[a]	154,845
45,430	Oracle Corporation	1,455,123
6,100	Plantronics, Inc.	215,940
8,300	Plexus Corporation[a]	224,432
26,000	PMC-Sierra, Inc.[a]	203,320
15,650	QUALCOMM, Inc.	847,134
29,856	Teradyne, Inc.[a]	497,998
17,250	TIBCO Software, Inc.[a]	379,155
7,097	Tyco Electronics, Ltd.	257,124
6,600	ValueClick, Inc.[a]	92,466
2,500	VeriFone Systems, Inc.[a]	99,850
6,250	Visa, Inc.	436,563
3,000	VMware, Inc.[a]	256,560
31,740	Xerox Corporation	337,079
8,957	Xilinx, Inc.	288,415

	Total Information Technology	16,856,923

Materials (0.4%)
1,549	Albemarle Corporation	86,992
2,930	Allegheny Technologies, Inc.	191,007
4,790	Dow Chemical Company	169,949
9,050	E.I. du Pont de Nemours and Company	458,654
14,050	International Paper Company	405,764
2,548	Silgan Holdings, Inc.	95,117
6,115	Steel Dynamics, Inc.	111,293
6,150	Teck Resources, Ltd.	372,690
4,400	Temple-Inland, Inc.	105,556

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (11.8%)	Value

Materials (0.4%) - continued
8,350	Vale SA SP ADR	$290,830

	Total Materials	2,287,852

Telecommunications Services (0.2%)
7,910	AT&T, Inc.	217,683
10,500	NII Holdings, Inc.[a]	440,790
1,684	Telephone & Data Systems, Inc.	60,203
11,920	Verizon Communications, Inc.	424,591

	Total Telecommunications Services	1,143,267

Utilities (0.2%)
1,350	Alliant Energy Corporation	50,166
12,470	American Electric Power Company, Inc.	444,930
4,500	CMS Energy Corporation	87,750
6,404	NV Energy, Inc.	92,026
5,989	Southwest Gas Corporation	223,030
9,731	UGI Corporation	305,067
3,190	Xcel Energy, Inc.	75,188

	Total Utilities	1,278,157

	Total Common Stock (cost $57,099,490)	65,036,346

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Asset-Backed Securities (1.2%)
	Citigroup Mortgage Loan Trust, Inc.
1,064,790	0.410%, 8/25/2036[b]	873,643
	GSAMP Trust
1,043,468	0.440%, 2/25/2036[b]	912,251
	J.P. Morgan Mortgage Acquisition Corporation
3,100,000	5.461%, 10/25/2036	2,483,224
	Morgan Stanley Capital, Inc.
1,195,536	0.410%, 2/25/2037[b]	825,159
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036	1,558,160

	Total Asset-Backed Securities	6,652,437

Basic Materials (0.4%)
	ArcelorMittal
800,000	7.000%, 10/15/2039	821,502
	CONSOL Energy, Inc.
110,000	8.000%, 4/1/2017[c]	119,350
	FMG Finance, Pty., Ltd.
120,000	7.000%, 11/1/2015[c]	123,900
	Georgia-Pacific, LLC
100,000	8.000%, 1/15/2024	115,250
	Lyondell Chemical Company
100,000	11.000%, 5/1/2018	114,000
	Novelis, Inc.
110,000	8.375%, 12/15/2017[c]	118,525
	Rohm & Haas Company
800,000	7.850%, 7/15/2029	916,942

	Total Basic Materials	2,329,469

Capital Goods (0.1%)
	Abengoa Finance SAU
	8.875%, 11/1/2017[c]	126,913

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Capital Goods (0.1%) - continued
	Associated Materials, LLC
$110,000	9.125%, 11/1/2017[c]	$118,250
	Case New Holland, Inc.
130,000	7.875%, 12/1/2017[c]	144,462

	Total Capital Goods	389,625

Collateralized Mortgage Obligations (1.4%)
	Citigroup Mortgage Loan Trust, Inc.
431,196	5.500%, 11/25/2035	373,817
	CitiMortgage Alternative Loan Trust
1,423,506	5.750%, 4/25/2037	1,130,509
	Countrywide Alternative Loan Trust
283,499	6.000%, 1/25/2037	205,649
1,745,056	5.500%, 5/25/2037	1,381,836
1,504,886	7.000%, 10/25/2037	988,936
	Countrywide Home Loans, Inc.
964,836	5.750%, 4/25/2037	889,509
	Deutsche Alt-A Securities, Inc.
336,426	5.500%, 10/25/2021	301,529
591,170	6.000%, 10/25/2021	495,428
	J.P. Morgan Mortgage Trust
178,082	5.436%, 10/25/2036	161,680
	MASTR Alternative Loans Trust
332,437	6.500%, 7/25/2034	342,436
	Merrill Lynch Alternative Note Asset Trust
334,792	6.000%, 3/25/2037	282,407
	Sequoia Mortgage Trust
349,195	5.441%, 9/20/2046	120,984
	WaMu Mortgage Pass Through Certificates
531,178	5.854%, 9/25/2036	489,091
480,020	5.974%, 10/25/2036	447,239

	Total Collateralized Mortgage Obligations	7,611,050

Commercial Mortgage-Backed Securities (2.4%)
	Banc of America Commercial Mortgage, Inc.
1,600,000	5.689%, 4/10/2049	1,696,374
2,450,000	5.658%, 6/10/2049	2,577,851
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	1,039,576
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,754,958
	GS Mortgage Securities Corporation II
2,700,000	4.761%, 7/10/2039	2,803,367
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,250,000	5.814%, 6/12/2043	2,422,476

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Commercial Mortgage-Backed Securities (2.4%) - continued
	Wachovia Bank Commercial Mortgage Trust
$1,200,000	5.603%, 10/15/2048	$1,183,389

	Total Commercial Mortgage-Backed Securities	13,477,991

Communications Services (0.5%)
	CBS Corporation
240,000	4.300%, 2/15/2021	227,171
400,000	7.875%, 7/30/2030	466,169
160,000	5.900%, 10/15/2040	152,048
	CCO Holdings, LLC
150,000	7.000%, 1/15/2019	151,125
	Cincinnati Bell, Inc.
110,000	8.250%, 10/15/2017	111,100
	Cox Communications, Inc.
800,000	6.950%, 6/1/2038[c]	875,069
	Cricket Communications, Inc.
100,000	7.750%, 10/15/2020	96,500
	Frontier Communications Corporation
105,000	8.250%, 4/15/2017	117,600
	Intelsat Jackson Holdings, Ltd.
95,000	8.500%, 11/1/2019[c]	104,025
	Virgin Media Finance plc
100,000	9.500%, 8/15/2016	113,625
	Wind Acquisition Finance SA
112,000	7.250%, 2/15/2018[c]	115,920

	Total Communications Services	2,530,352

Consumer Cyclical (0.3%)
	Goodyear Tire & Rubber Company
150,000	8.250%, 8/15/2020	157,125
	Home Depot, Inc.
800,000	5.875%, 12/16/2036	807,923
	Macy’s Retail Holdings, Inc.
95,000	8.375%, 7/15/2015	110,200
	MGM Resorts International
95,000	11.125%, 11/15/2017	109,725
	Rite Aid Corporation
110,000	7.500%, 3/1/2017	107,800
	Starwood Hotels & Resorts Worldwide, Inc.
110,000	6.750%, 5/15/2018	118,250
	Toys R Us Property Company I, LLC
55,000	10.750%, 7/15/2017	63,113
	Warner Music Group
80,000	7.375%, 4/15/2014	79,200
	West Corporation
110,000	7.875%, 1/15/2019[c]	114,125

	Total Consumer Cyclical	1,667,461

Consumer Non-Cyclical (0.7%)
	Altria Group, Inc.
800,000	9.950%, 11/10/2038	1,072,238
	Anheuser-Busch Companies, Inc.
400,000	6.450%, 9/1/2037	446,701

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Consumer Non-Cyclical (0.7%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$400,000	8.200%, 1/15/2039[c]	$529,959
	HCA, Inc.
100,000	9.625%, 11/15/2016	107,875
	JBS USA, LLC/JBS USA Finance, Inc.
95,000	11.625%, 5/1/2014	110,675
	Kraft Foods, Inc.
400,000	6.500%, 11/1/2031	437,056
400,000	7.000%, 8/11/2037	452,760
	Mylan, Inc.
100,000	7.875%, 7/15/2020[c]	110,625
	Reynolds Group Holdings, Ltd.
130,000	6.875%, 2/15/2021[c]	131,137
	UnitedHealth Group, Inc.
400,000	6.875%, 2/15/2038	456,521

	Total Consumer Non-Cyclical	3,855,547

Energy (0.4%)
	Denbury Resources, Inc.
110,000	9.750%, 3/1/2016	124,300
	Linn Energy, LLC
120,000	7.750%, 2/1/2021[c]	125,400
	Pioneer Natural Resources Company
95,000	7.500%, 1/15/2020	105,239
	Plains Exploration & Production Company
120,000	7.625%, 6/1/2018	127,800
	Sandridge Energy, Inc.
110,000	8.000%, 6/1/2018[c]	113,025
	Valero Energy Corporation
800,000	6.625%, 6/15/2037	820,636
	Weatherford International, Ltd.
800,000	6.750%, 9/15/2040	846,857

	Total Energy	2,263,257

Financials (0.9%)
	Ally Financial, Inc.
120,000	8.300%, 2/12/2015	135,600
	CIT Group, Inc.
105,890	7.000%, 5/1/2017	106,817
	General Electric Capital Corporation
800,000	6.750%, 3/15/2032	875,288
	HCP, Inc.
800,000	6.750%, 2/1/2041	817,658
	Icahn Enterprises, LP
105,000	8.000%, 1/15/2018	107,887
	Morgan Stanley Dean Witter & Company
800,000	7.250%, 4/1/2032	915,721
	Prudential Financial, Inc.
800,000	6.200%, 11/15/2040	832,247
	UnitedHealth Group, Inc.
400,000	5.700%, 10/15/2040	393,221
	XL Capital, Ltd.
800,000	6.250%, 5/15/2027	794,261

	Total Financials	4,978,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Technology (0.1%)
	Freescale Semiconductor, Inc.
$110,000	9.250%, 4/15/2018[c]	$121,825
	NXP BV/NXP Funding, LLC
90,000	9.750%, 8/1/2018[c]	101,812
	Seagate HDD Cayman
140,000	7.750%, 12/15/2018[c]	143,500

	Total Technology	367,137

Transportation (<0.1%)
	Avis Budget Car Rental, LLC
140,000	8.250%, 1/15/2019[c]	145,950
	Delta Air Lines, Inc.
110,000	9.500%, 9/15/2014[c]	120,175

	Total Transportation	266,125

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
2,150,000	2.500%, 4/30/2015	2,231,296
1,050,000	3.500%, 5/15/2020	1,070,916
550,000	4.375%, 5/15/2040	532,900

	Total U.S. Government and Agencies	3,835,112

U.S. Municipals (0.9%)
	California Various Purpose General Obligation Bonds
800,000	6.000%, 3/1/2033	811,128
	Massachusetts Development Finance Agency Revenue Bonds (Harvard University)
800,000	5.000%, 10/15/2040	813,480
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
800,000	5.375%, 6/15/2043	805,120
	New York Dormitory Authority State University Revenue Bonds (Cornell University)
800,000	5.000%, 7/1/2035	800,560
	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Bonds (Wake Forest University)
800,000	5.000%, 1/1/2038	797,616
	Salt River, Arizona Agricultural Improvement and Power District Electric System Revenue Bonds
400,000	5.000%, 1/1/2039	392,312
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
800,000	5.125%, 6/1/2037	738,632

	Total U.S. Municipals	5,158,848

Utilities (0.2%)
	Energy Transfer Partners, LP
222,000	6.625%, 10/15/2036	235,505
400,000	7.500%, 7/1/2038	466,336
	Inergy, LP
110,000	7.000%, 10/1/2018[c]	112,887

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Utilities (0.2%) - continued
	NRG Energy, Inc.
$120,000	7.375%, 2/1/2016	$124,200

	Total Utilities	938,928

	Total Long-Term Fixed Income (cost $53,321,596)	56,322,039

Principal Amount	Short-Term Investments (3.8%)[d]	Value

	AllianceBernstein L.P.
9,672,000	0.210%, 2/1/2011	9,672,000
	Federal Home Loan Bank Discount Notes
4,000,000	0.120%, 2/9/2011[e]	3,999,893
5,000,000	0.155%, 2/16/2011[e]	4,999,677
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.200%, 3/14/2011[e,f]	499,888
	Federal National Mortgage Association Discount Notes
200,000	0.155%, 3/14/2011[e,f]	199,965
	U.S. Treasury Bills
1,500,000	0.118%, 2/24/2011[e,f]	1,499,890

	Total Short-Term Investments (at amortized cost)	20,871,313

	Total Investments (cost $524,744,557) 99.7%	$550,399,860

	Other Assets and Liabilities, Net 0.3%	1,767,714

	Total Net Assets 100.0%	$552,167,574

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2011.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2011, the value of these investments was $3,716,834 or 0.7% of total net assets.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
f	At January 31, 2011, $2,099,750 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$30,092,809
Gross unrealized depreciation	(4,437,506)
Net unrealized appreciation (depreciation)	$25,655,303

Cost for federal income tax purposes	$524,744,557

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	139,721,157	139,721,157	–	–
Fixed Income Mutual Funds	268,449,005	268,449,005	–	–
Common Stock
Consumer Discretionary	6,966,665	6,966,665	–	–
Consumer Staples	5,307,344	5,307,344	–	–
Energy	7,268,459	7,268,459	–	–
Financials	8,832,189	8,832,189	–	–
Health Care	8,494,905	8,488,071	6,834	–
Industrials	6,600,585	6,599,385	1,200	–
Information Technology	16,856,923	16,856,923	–	–
Materials	2,287,852	2,287,852	–	–
Telecommunications Services	1,143,267	1,143,267	–	–
Utilities	1,278,157	1,278,157	–	–
Long-Term Fixed Income
Asset-Backed Securities	6,652,437	–	6,652,437	–
Basic Materials	2,329,469	–	2,329,469	–
Capital Goods	389,625	–	389,625	–
Collateralized Mortgage Obligations	7,611,050	–	7,611,050	–
Commercial Mortgage-Backed Securities	13,477,991	–	13,477,991	–
Communications Services	2,530,352	–	2,530,352	–
Consumer Cyclical	1,667,461	–	1,667,461	–
Consumer Non-Cyclical	3,855,547	–	3,855,547	–
Energy	2,263,257	–	2,263,257	–
Financials	4,978,700	–	4,978,700	–
Technology	367,137	–	367,137	–
Transportation	266,125	–	266,125	–
U.S. Government and Agencies	3,835,112	–	3,835,112	–
U.S. Municipals	5,158,848	–	5,158,848	–
Utilities	938,928	–	938,928	–
Short-Term Investments	20,871,313	–	20,871,313	–

Total	$550,399,860	$473,198,474	$77,201,386	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	450,909	450,909	–	–

Total Asset Derivatives	$450,909	$450,909	$–	$–

Liability Derivatives
Futures Contracts	53,483	53,483	–	–
Foreign Currency Forward Contracts	2	–	2	–

Total Liability Derivatives	$53,485	$53,483	$2	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderately Conservative Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	65	March 2011	$5,556,383	$5,502,900	($53,483)
Russell 2000 Index Mini-Futures	(107)	March 2011	(8,358,016)	(8,348,140)	9,876
S&P 400 Index Mini-Futures	(59)	March 2011	(5,471,844)	(5,446,290)	25,554
S&P 500 Index Futures	51	March 2011	15,935,121	16,350,600	415,479
Total Futures Contracts					$397,426

Foreign Currency Forward Contracts Purchases	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Hong Kong Dollar	SSB	9,584	2/1/2011	$1,231	$1,229	($2)
Total Purchases				$1,231	$1,229	($2)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($2)

Counterparty
SSB	-	State Street Bank

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011
Real Estate Securities	$9,522,437	$74,835	$–	1,011,141	$10,101,298	$74,835
Partner Small Cap Value	8,767,282	99,694	–	615,493	9,718,635	99,694
Small Cap Stock	5,332,194	–	3,300,000	167,827	2,668,451	–
Partner Mid Cap Value	12,079,724	81,923	–	1,082,397	13,529,963	81,923
Mid Cap Stock	6,174,095	20,481	–	426,187	7,036,350	20,481
Partner Worldwide Allocation	22,306,437	312,391	–	2,561,153	22,947,934	312,391
Partner International Stock	16,795,766	316,854	1,000,000	1,636,432	16,593,422	316,854
Large Cap Growth	12,335,307	–	–	2,404,543	13,345,215	–
Large Cap Value	29,343,969	438,220	–	2,341,000	32,516,495	438,220
Large Cap Stock	6,447,145	56,830	–	308,824	7,031,918	56,830
Equity Income Plus	3,933,283	23,229	–	460,444	4,231,476	23,229
High Yield	22,030,631	1,015,906	202,317	4,700,848	23,128,171	442,001
Income	70,560,239	2,385,327	526,023	8,241,744	71,538,339	879,588
Government Bond	10,876,656	370,648	80,927	1,057,402	10,722,055	51,390
Limited Maturity Bond	160,527,930	4,808,577	1,254,363	13,044,835	163,060,440	1,217,663
Total Value and Income Earned	397,033,095				408,170,162	4,015,099

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Partner Small Cap Growth Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (96.9%)	Value

Consumer Discretionary (14.0%)
29,050	7 Days Group Holdings, Ltd. ADR[a,b]	$528,710
8,060	AnnTaylor Stores Corporation[b]	178,287
12,200	Asbury Automotive Group, Inc.[b]	224,602
31,780	Brunswick Corporation	633,058
12,950	Buffalo Wild Wings, Inc.[b]	566,821
12,270	California Pizza Kitchen, Inc.[b]	196,443
3,720	Chico’s FAS, Inc.	40,622
4,050	Children’s Place Retail Stores, Inc.[b]	169,654
8,040	Cooper Tire & Rubber Company	183,794
5,260	Cracker Barrel Old Country Store, Inc.	270,785
51,520	Crocs, Inc.[b]	844,413
8,510	Deckers Outdoor Corporation[b]	624,549
18,250	DineEquity, Inc.[a,b]	941,335
59,250	Finish Line, Inc.	911,857
26,040	Gaylord Entertainment Company[a,b]	868,174
920	IMAX Corporation[a,b]	23,543
6,625	Joseph A. Bank Clothiers, Inc.[b]	283,086
2,500	Maidenform Brands, Inc.[b]	64,350
22,850	Meritage Homes Corporation[b]	524,636
51,190	Modine Manufacturing Company[b]	844,635
11,200	Polaris Industries, Inc.	861,504
90,350	Saks, Inc.[a,b]	1,058,902
27,540	Sotheby’s Holdings, Inc.	1,109,862
22,150	Steven Madden, Ltd.[b]	845,466
7,020	Stoneridge, Inc.[b]	103,545
26,270	Tempur-Pedic International, Inc.[b]	1,146,423
23,630	Tenneco, Inc.[b]	976,628
50,050	Texas Roadhouse, Inc.[b]	831,831
37,280	True Religion Apparel, Inc.[b]	766,104
30,090	Ulta Salon Cosmetics & Fragrance, Inc.[b]	1,114,534
5,030	Vitamin Shoppe, Inc.[b]	159,602
8,240	Warnaco Group, Inc.[b]	420,899

	Total Consumer Discretionary	18,318,654

Consumer Staples (2.7%)
2,110	Boston Beer Company, Inc.[b]	189,921
73,870	Cott Corporation[b]	593,915
12,620	Diamond Foods, Inc.[a]	628,097
6,290	Green Mountain Coffee Roasters, Inc.[a,b]	211,218
7,670	TreeHouse Foods, Inc.[b]	367,010
43,080	United Natural Foods, Inc.[b]	1,593,960

	Total Consumer Staples	3,584,121

Energy (5.4%)
8,720	Approach Resources Inc.[b]	232,562
4,730	BreitBurn Energy Partners LP	104,911
10,890	Brigham Exploration Company[b]	322,453
6,700	Carrizo Oil & Gas, Inc.[b]	226,795
16,750	Energy XXI Ltd.[b]	482,568
19,930	ION Geophysical Corporation[b]	189,534
26,810	James River Coal Company[b]	602,823
107,540	Key Energy Services, Inc.[b]	1,431,357
3,310	Lufkin Industries, Inc.	220,843
7,270	Northern Oil and Gas, Inc.[b]	200,434
28,040	Oasis Petroleum, Inc.[b]	896,439
32,170	Patriot Coal Corporation[b]	841,889

Shares	Common Stock (96.9%)	Value

Energy (5.4%) - continued
10,330	Rex Energy Corporation[b]	$124,322
27,220	Swift Energy Company[b]	1,161,205

	Total Energy	7,038,135

Financials (4.5%)
16,750	Bank of the Ozarks, Inc.	722,427
16,670	Green Dot Corporation[a,b]	1,048,710
9,260	Greenhill & Company, Inc.[a]	642,829
4,440	Harleysville Group, Inc.	156,865
2,330	IBERIABANK Corporation	132,158
14,070	Kilroy Realty Corporation	536,630
30,020	Knight Capital Group, Inc.[b]	416,077
29,900	MarketAxess Holdings, Inc.	601,887
32,330	National Financial Partners[b]	409,944
17,570	Radian Group, Inc.	126,153
37,400	Tanger Factory Outlet Centers, Inc.	976,514
6,930	Umpqua Holdings Corporation	76,022

	Total Financials	5,846,216

Health Care (18.2%)
15,550	Align Technology, Inc.[b]	323,907
73,090	Amarin Corporation plc ADR[b]	649,039
36,460	AMERIGROUP Corporation[b]	1,909,410
3,600	Ardea Biosciences, Inc.[b]	95,472
3,930	ArthroCare Corporation[b]	110,001
6,320	Bio-Reference Laboratories, Inc.[b]	145,929
26,000	Catalyst Health Solutions, Inc.[b]	1,128,400
31,360	Cepheid, Inc.[b]	745,114
11,290	Chemed Corporation	702,577
1,000	Computer Programs and Systems, Inc.	51,900
22,910	Cooper Companies, Inc.	1,313,659
2,110	Dexcom, Inc.[b]	29,762
11,440	Emergency Medical Services Corporation[b]	772,200
28,290	Exelixis, Inc.[a,b]	245,274
51,370	Healthsouth Corporation[b]	1,161,990
1,140	HeartWare International, Inc.[b]	106,031
19,420	Hill-Rom Holdings, Inc.	785,927
13,460	HMS Holding Corporation[b]	866,016
8,430	ICON plc ADR[b]	187,736
31,720	Impax Laboratories, Inc.[b]	736,538
31,910	Incyte Corporation[a,b]	470,353
30,230	Medicis Pharmaceutical Corporation	768,749
23,160	Medivation, Inc.[a,b]	326,093
12,280	Mednax, Inc.[b]	812,322
6,280	Molina Healthcare, Inc.[b]	192,545
8,010	NxStage Medical, Inc.[b]	192,560
20,210	Onyx Pharmaceuticals, Inc.[b]	713,110
8,650	Orthofix International NVb	247,390
2,110	Par Pharmaceutical Companies, Inc.[b]	75,369
26,930	PAREXEL International Corporation[b]	625,045
14,030	Pharmasset, Inc.[b]	679,894
41,470	PSS World Medical, Inc.[b]	988,230
4,320	QLT Inc.[b]	30,240
13,410	Quality Systems, Inc.[a]	1,070,654
12,820	Questcor Pharmaceuticals, Inc.[b]	198,197
7,900	Regeneron Pharmaceuticals, Inc.[b]	266,072
14,030	Salix Pharmaceuticals, Ltd.[b]	574,809
35,450	Seattle Genetics, Inc.[a,b]	581,026

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Partner Small Cap Growth Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (96.9%)	Value

Health Care (18.2%) - continued
24,050	SXC Health Solutions Corporation[b]	$1,157,046
16,000	Targacept, Inc.[b]	412,160
107,290	Tenet Healthcare Corporation[b]	713,479
22,750	Volcano Corporation[b]	597,415

	Total Health Care	23,759,640

Industrials (18.5%)
43,080	A123 Systems, Inc.[a,b]	390,305
41,550	Actuant Corporation	1,152,182
8,060	Aircastle, Ltd.	85,597
10,850	Alaska Air Group, Inc.[b]	642,754
1,340	American Science & Engineering, Inc.	116,580
65,530	ArvinMeritor, Inc.[b]	1,432,486
45,270	Avis Budget Group, Inc.[b]	626,537
15,980	Belden, Inc.	555,465
1,500	Chart Industries, Inc.[b]	54,480
14,950	Clean Harbors, Inc.[b]	1,346,098
3,070	Consolidated Graphics, Inc.[b]	153,653
18,900	Copa Holdings SA	1,063,125
26,870	EnPro Industries, Inc.[b]	1,115,374
3,860	ESCO Technologies, Inc.	140,041
2,270	Fly Leasing, Ltd.	30,713
12,790	GATX Corporation	425,267
33,000	Genesee & Wyoming, Inc.[b]	1,707,750
53,220	GrafTech International, Ltd.[b]	1,117,620
10,470	Greenbrier Companies, Inc.[b]	247,825
46,680	Hexcel Corporation[b]	887,854
34,270	Hub Group, Inc.[b]	1,191,911
4,840	Huron Consulting Group, Inc.[b]	123,952
66,270	Kforce, Inc.[b]	1,184,908
26,640	Knight Transportation, Inc.	507,758
15,430	Lindsay Manufacturing Company[a]	1,004,184
3,190	Middleby Corporation[b]	260,974
14,400	Polypore International, Inc.[b]	693,360
22,541	Robbins & Myers, Inc.	936,128
16,740	Triumph Group, Inc.	1,607,542
57,740	TrueBlue, Inc.[b]	985,044
26,260	WESCO International, Inc.[b]	1,471,873
26,330	Woodward, Inc.	887,979

	Total Industrials	24,147,319

Information Technology (26.0%)
23,960	Acme Packet, Inc.[b]	1,288,569
25,820	Aeroflex Holding Corporation[b]	405,116
14,800	Anixter International, Inc.	936,396
5,770	ANSYS, Inc.[b]	302,636
58,890	Ariba, Inc.[b]	1,654,220
63,980	Aruba Networks, Inc.[b]	1,378,769
12,000	Atheros Communications, Inc.[b]	535,080
8,060	Blue Coat Systems, Inc.[b]	232,209
5,610	Bottomline Technologies, Inc.[b]	128,637
10,800	Camelot Information Systems, Inc. ADR[b]	241,920
29,650	Cavium Networks, Inc.[b]	1,172,361
71,100	Cirrus Logic, Inc.[a,b]	1,495,233
10,050	Cogo Group, Inc.[b]	88,038
2,140	Coherent, Inc.[b]	114,597
24,220	Concur Technologies, Inc.[b]	1,235,947
36,400	Dice Holdings, Inc.[b]	475,384
102,690	Entropic Communications, Inc.[a,b]	1,126,509
17,390	Finisar Corporation[a,b]	579,087

Shares	Common Stock (96.9%)	Value

Information Technology (26.0%) - continued
4,890	Hittite Microwave Corporation[b]	$292,324
45,230	Hypercom Corporation[b]	404,356
19,020	Inphi Corporation[a,b]	360,049
25,390	IntraLinks Holdings, Inc.[b]	513,894
70,890	Ixia[b]	1,115,100
30,680	Jack Henry & Associates, Inc.	906,901
9,360	Kenexa Corporation[b]	194,126
430	LogMeIn, Inc.[b]	16,568
8,150	Manhattan Associates, Inc.[b]	240,506
4,410	Motricity, Inc.[a,b]	84,914
20,850	NETGEAR, Inc.[b]	722,557
38,650	Netlogic Microsystems, Inc.[a,b]	1,347,339
6,350	NetScout Systems, Inc.[b]	145,542
42,860	OmniVision Technologies, Inc.[b]	1,107,074
6,780	OpenTable, Inc.[a,b]	533,044
4,020	Power Integrations, Inc.	148,459
16,560	Progress Software Corporation[b]	474,278
38,060	Quantum Corporation[b]	102,381
21,570	Rackspace Hosting, Inc.[a,b]	722,811
35,640	Riverbed Technology, Inc.[b]	1,278,407
2,660	Rofin-Sinar Technologies, Inc.[b]	104,006
96,710	Sapient Corporation	1,155,684
9,680	Silicon Image, Inc.[b]	66,405
36,660	SuccessFactors, Inc.[b]	1,067,539
34,100	Synchronoss Technologies, Inc.[b]	970,486
7,750	Syntel, Inc.	432,217
41,860	Taleo Corporation[b]	1,233,196
76,030	Teradyne, Inc.[b]	1,268,180
5,700	Terremark Worldwide, Inc.[b]	107,958
65,220	TIBCO Software, Inc.[b]	1,433,536
28,780	Ultratech, Inc.[b]	648,557
12,660	Veeco Instruments, Inc.[a,b]	547,672
19,020	VeriFone Systems, Inc.[b]	759,659

	Total Information Technology	33,896,433

Materials (6.9%)
58,190	AK Steel Holding Corporation	925,221
30,620	Allied Nevada Gold Corporation[b]	809,593
3,850	Domtar Corporation	338,530
14,560	Globe Specialty Metals, Inc.	267,322
33,320	Huntsman Corporation	580,101
64,700	Louisiana-Pacific Corporation[b]	649,588
5,930	Market Vectors Junior Gold Miners ETF[a]	202,213
9,670	Noranda Aluminum Holding Corporation[b]	143,019
17,430	Rock-Tenn Company[a]	1,163,453
67,310	Solutia, Inc.[b]	1,576,400
46,300	Stillwater Mining Company[b]	1,003,784
53,850	Thompson Creek Metals Company, Inc.[b]	729,129
4,300	Walter Energy, Inc.	560,161

	Total Materials	8,948,514

Telecommunications Services (0.7%)
21,770	Cogent Communications Group, Inc.[b]	296,943
36,390	TW Telecom, Inc.[b]	624,088

	Total Telecommunications Services	921,031

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Partner Small Cap Growth Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (96.9%)	Value

Utilities (<0.1%)
3,140	Artesian Resources Corporation	$59,723

	Total Utilities	59,723

	Total Common Stock (cost $91,381,269)	126,519,786

Shares	Collateral Held for Securities Loaned (10.7%)	Value

13,966,845	Thrivent Financial Securities Lending Trust	13,966,845

	Total Collateral Held for Securities Loaned (cost $13,966,845)	13,966,845

Principal Amount	Short-Term Investments (2.7%)[c]	Value

	Bryant Park Funding, LLC
3,543,000	0.180%, 2/1/2011[d]	3,543,000

	Total Short-Term Investments (at amortized cost)	3,543,000

	Total Investments (cost $108,891,114) 110.3%	$144,029,631

	Other Assets and Liabilities, Net (10.3%)	(13,434,089)

	Total Net Assets 100.0%	$130,595,542

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$35,823,193
Gross unrealized depreciation	(684,676)

Net unrealized appreciation (depreciation)	$35,138,517

Cost for federal income tax purposes	$108,891,114

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Partner Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	18,318,654	18,318,654	–	–
Consumer Staples	3,584,121	3,584,121	–	–
Energy	7,038,135	7,038,135	–	–
Financials	5,846,216	5,846,216	–	–
Health Care	23,759,640	23,759,640	–	–
Industrials	24,147,319	24,147,319	–	–
Information Technology	33,896,433	33,896,433	–	–
Materials	8,948,514	8,948,514	–	–
Telecommunications Services	921,031	921,031	–	–
Utilities	59,723	59,723	–	–
Collateral Held for Securities Loaned	13,966,845	13,966,845	–	–
Short-Term Investments	3,543,000	–	3,543,000	–

Total	$144,029,631	$140,486,631	$3,543,000	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011
Thrivent Financial Securities Lending Trust	$16,835,133	$18,814,598	$21,682,886	13,966,845	$13,966,845	$26,273
Total Value and Income Earned	16,835,133				13,966,845	26,273

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Partner Small Cap Value Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (98.7%)	Value
Consumer Discretionary (13.2%)
192,900	Aaron’s, Inc.	$3,701,751
27,000	Ascent Media Corporation[a]	1,027,080
55,300	Brunswick Corporation	1,101,576
37,200	Cavco Industries, Inc.[a]	1,532,268
45,400	CSS Industries, Inc.	833,544
53,600	Dorman Products, Inc.[a]	1,724,312
90,300	Drew Industries, Inc.	2,132,886
77,200	Fred’s, Inc.	1,036,796
84,700	Haverty Furniture Companies, Inc.	1,019,788
36,400	Hooker Furniture Corporation	488,124
59,300	M/I Homes, Inc.[a]	869,338
78,100	MarineMax, Inc.[a]	706,024
42,300	Matthews International Corporation	1,499,112
66,800	Men’s Wearhouse, Inc.	1,750,828
96,000	Meritage Homes Corporation[a]	2,204,160
170,300	Orient-Express Hotels, Ltd.[a]	2,070,848
505,400	Sealy Corporation[a,b]	1,339,310
128,900	Shiloh Industries, Inc.	1,665,388
57,000	Stanley Furniture Company, Inc.[a]	236,550
143,700	Stein Mart, Inc.	1,125,889
39,500	Steven Madden, Ltd.[a]	1,507,715
100,700	Winnebago Industries, Inc.[a]	1,500,430

	Total Consumer Discretionary	31,073,717

Consumer Staples (0.8%)
216,400	Alliance One International, Inc.[a]	828,812
28,900	Nash Finch Company	1,088,663

	Total Consumer Staples	1,917,475

Energy (6.2%)
16,000	Carbo Ceramics, Inc.	1,842,560
81,200	Cloud Peak Energy, Inc.[a]	1,848,924
55,100	Forest Oil Corporation[a]	2,137,880
68,200	Gulf Island Fabrication, Inc.	1,846,856
234,200	Hercules Offshore, Inc.[a]	775,202
33,900	Oasis Petroleum, Inc.[a]	1,083,783
18,000	Overseas Shipholding Group, Inc.[b]	598,320
114,800	Penn Virginia Corporation	1,995,224
135,500	Tetra Technologies, Inc.[a]	1,537,925
47,600	Venoco, Inc.[a]	992,936

	Total Energy	14,659,610

Financials (22.7%)
77,600	Alterra Capital Holdings, Ltd.	1,672,280
175,000	Ares Capital Corporation	2,938,250
166,600	CBL & Associates Properties, Inc.	2,842,196
113,900	Cedar Shopping Centers, Inc.	689,095
87,500	Columbia Banking System, Inc.	1,758,750
75,100	East West Bancorp, Inc.	1,630,421
42,300	Employers Holdings, Inc.[b]	710,217
85,500	First Opportunity Fund, Inc.[a]	617,310
61,300	First Potomac Realty Trust	986,930
85,600	Glacier Bancorp, Inc.	1,207,816
60,200	Gladstone Capital Corporation[b]	634,508
68,900	Hatteras Financial Corporation	1,969,162
120,100	Hercules Technology Growth Capital, Inc.	1,261,050
75,000	Home Bancshares, Inc.	1,534,500
16,900	iShares Russell 2000 Value Fund[b]	1,199,900
50,800	JMP Group, Inc.	380,492

Shares	Common Stock (98.7%)	Value
Financials (22.7%) - continued
51,800	Kilroy Realty Corporation[b]	$1,975,652
178,800	Kite Realty Group Trust	944,064
69,200	LaSalle Hotel Properties	1,921,684
3,400	Markel Corporation[a]	1,368,500
92,000	Meadowbrook Insurance Group, Inc.	873,080
66,000	National Interstate Corporation	1,387,320
33,900	Parkway Properties, Inc.	572,910
36,700	Pebblebrook Hotel Trust	754,552
156,200	PennantPark Investment Corporation	1,890,020
28,200	Piper Jaffray Companies[a]	1,178,760
64,000	Potlatch Corporation	2,377,600
63,500	ProAssurance Corporation[a]	3,725,545
122,300	Redwood Trust, Inc.	1,830,831
110,100	Safeguard Scientifics, Inc.[a]	1,811,145
129,900	Sandy Spring Bancorp, Inc.	2,494,080
45,800	SeaBright Holdings, Inc.	444,718
48,500	SVB Financial Group[a]	2,544,795
266,100	Western Alliance Bancorp[a,b]	1,995,750
40,500	Wintrust Financial Corporation	1,332,855

	Total Financials	53,456,738

Health Care (5.0%)
61,200	Accelrys, Inc.[a]	503,064
33,900	Angiodynamics, Inc.[a]	549,010
5,900	Atrion Corporation	989,194
89,700	Infinity Pharmaceuticals, Inc.[a,b]	507,702
750,000	Lexicon Pharmaceuticals, Inc.[a,b]	1,267,500
31,700	National Healthcare Corporation	1,403,359
98,800	Owens & Minor, Inc.	2,917,564
80,900	Triple-S Management Corporation[a]	1,493,414
54,600	West Pharmaceutical Services, Inc.	2,183,454

	Total Health Care	11,814,261

Industrials (25.7%)
50,800	A.O. Smith Corporation	2,174,748
32,000	Alaska Air Group, Inc.[a]	1,895,680
25,200	Ameron International Corporation	1,738,044
34,800	Applied Industrial Technologies, Inc.	1,101,768
17,800	Astec Industries, Inc.[a]	535,780
130,300	Beacon Roofing Supply, Inc.[a]	2,366,248
42,500	Belden, Inc.	1,477,300
30,000	Cascade Corporation	1,412,100
25,400	Circor International, Inc.	1,025,906
58,300	Colfax Corporation[a]	1,086,712
77,200	Comfort Systems USA, Inc.	982,756
32,000	Courier Corporation	453,600
46,200	Dolan Company[a]	633,402
16,000	Franklin Electric Company, Inc.	657,280
22,400	FTI Consulting, Inc.[a]	816,928
51,300	G & K Services, Inc.	1,607,229
75,900	Genesee & Wyoming, Inc.[a]	3,927,825
93,500	Gibraltar Industries, Inc.[a]	1,031,305
99,600	Greenbrier Companies, Inc.[a]	2,357,532
58,300	Hub Group, Inc.[a]	2,027,674
48,500	IDEX Corporation	1,923,510
83,800	Insituform Technologies, Inc.[a]	2,305,338
43,300	Kaman Corporation	1,274,536
91,300	Kforce, Inc.[a]	1,632,444

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Partner Small Cap Value Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (98.7%)	Value
Industrials (25.7%) - continued
75,800	Kirby Corporation[a]	$3,542,892
44,500	Kratos Defense & Security Solutions, Inc.[a]	623,890
101,500	McGrath Rentcorp	2,561,860
36,600	Mine Safety Appliances Company	1,141,188
106,300	Navigant Consulting, Inc.[a]	1,083,197
26,400	Nordson Corporation	2,436,984
63,100	Robbins & Myers, Inc.	2,620,543
84,700	SkyWest, Inc.	1,274,735
47,100	Sterling Construction Company, Inc.[a]	605,706
26,400	Sun Hydraulics Corporation	984,192
41,400	Universal Forest Products, Inc.	1,519,380
128,000	Vitran Corporation, Inc.[a]	1,739,520
62,100	Waste Connections, Inc.	1,799,037
58,600	Woodward, Inc.	1,976,285

	Total Industrials	60,355,054

Information Technology (11.1%)
122,300	Advanced Energy Industries, Inc.[a]	1,888,924
32,500	ATMI, Inc.[a]	669,500
122,300	Brooks Automation, Inc.[a]	1,435,802
14,100	Cabot Microelectronics Corporation[a]	636,051
59,300	Cognex Corporation	1,858,462
52,700	Cohu, Inc.	787,338
109,100	Electro Rent Corporation	1,610,316
48,000	Electro Scientific Industries, Inc.[a]	800,160
122,300	Ixia[a]	1,923,779
12,500	Littelfuse, Inc.	641,000
77,200	Methode Electronics, Inc.	912,504
111,000	Monotype Imaging Holdings, Inc.[a]	1,247,085
115,800	Progress Software Corporation[a]	3,316,512
143,000	ShoreTel, Inc.[a,b]	1,083,940
277,600	Sonus Networks, Inc.[a]	763,400
43,300	Standard Microsystems Corporation[a]	1,041,365
71,100	StarTek, Inc.[a]	391,050
59,300	Synnex Corporation[a]	1,980,027
66,600	Teradyne, Inc.[a]	1,110,888
59,300	Xyratex, Ltd.[a]	790,469
263,500	Zarlink Semiconductor, Inc.[a,b]	492,481
71,500	Zygo Corporation[a]	777,920

	Total Information Technology	26,158,973

Materials (9.0%)
34,900	AMCOL International Corporation	1,044,208
71,000	AptarGroup, Inc.	3,412,260
67,800	Arch Chemicals, Inc.	2,457,072
50,800	Carpenter Technology Corporation	2,090,420
40,700	Clearwater Paper Corporation[a]	3,218,556
53,600	Franco-Nevada Corporation	1,489,603
43,600	Innospec, Inc.[a]	877,232
21,200	Minerals Technologies, Inc.	1,336,024
106,300	Myers Industries, Inc.	971,582
193,200	North American Palladium, Ltd.[a,b]	1,263,528
85,600	Sims Metal Management, Ltd. ADR	1,646,944

Shares	Common Stock (98.7%)	Value
Materials (9.0%) - continued
168,500	Wausau Paper Corporation	$1,444,045

	Total Materials	21,251,474

Telecommunications Services (0.2%)
84,700	Premiere Global Services, Inc.[a]	527,681

	Total Telecommunications Services	527,681

Utilities (4.8%)
38,900	Black Hills Corporation[b]	1,206,289
89,400	Cleco Corporation	2,794,644
87,500	El Paso Electric Company[a]	2,358,125
20,400	Empire District Electric Company	439,008
47,100	NorthWestern Corporation	1,330,104
58,300	Southwest Gas Corporation	2,171,092
39,500	Vectren Corporation	1,046,355

	Total Utilities	11,345,617

	Total Common Stock (cost $186,233,962)	232,560,600

Shares	Preferred Stock (0.9%)	Value
Financials (0.7%)
7,000	Assured Guaranty, Ltd., Convertible	420,875
705	East West Bancorp, Inc.[c]	1,120,950

	Total Financials	1,541,825

Health Care (0.2%)
37,800	National Healthcare Corporation, Convertible[c]	531,090

	Total Health Care	531,090

	Total Preferred Stock (cost $1,536,284)	2,072,915

Shares	Collateral Held for Securities Loaned (4.0%)	Value
9,322,863	Thrivent Financial Securities Lending Trust	9,322,863

	Total Collateral Held for Securities Loaned (cost $9,322,863)	9,322,863

Principal Amount	Short-Term Investments (1.7%)[d]	Value
	Bryant Park Funding, LLC
4,086,000	0.180%, 2/1/2011[e]	4,086,000

	Total Short-Term Investments (at amortized cost)	4,086,000

	Total Investments (cost $201,179,109) 105.3%	$248,042,378

	Other Assets and Liabilities, Net (5.3%)	(12,551,040)

	Total Net Assets 100.0%	$235,491,338

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Partner Small Cap Value Fund

Schedule of Investments as of January 31, 2011

(unaudited)

c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$59,162,864
Gross unrealized depreciation	(12,299,595)

Net unrealized appreciation (depreciation)	$46,863,269

Cost for federal income tax purposes	$201,179,109

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Partner Small Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	31,073,717	31,073,717	–	–
Consumer Staples	1,917,475	1,917,475	–	–
Energy	14,659,610	14,659,610	–	–
Financials	53,456,738	53,456,738	–	–
Health Care	11,814,261	11,814,261	–	–
Industrials	60,355,054	60,355,054	–	–
Information Technology	26,158,973	26,158,973	–	–
Materials	21,251,474	19,761,871	1,489,603	–
Telecommunications Services	527,681	527,681	–	–
Utilities	11,345,617	11,345,617	–	–
Preferred Stock
Financials	1,541,825	–	1,541,825	–
Health Care	531,090	531,090	–	–
Collateral Held for Securities Loaned	9,322,863	9,322,863	–	–
Short-Term Investments	4,086,000	–	4,086,000	–
Total	$248,042,378	$240,924,950	$7,117,428	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011
Thrivent Financial Securities Lending Trust	$12,796,600	$29,731,994	$33,205,731	9,322,863	$9,322,863	$4,834
Total Value and Income Earned	12,796,600				9,322,863	4,834

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Small Cap Stock Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (90.1%)	Value
Consumer Discretionary (10.0%)
156,169	Cooper Tire & Rubber Company	$3,570,023
14,800	DreamWorks Animation SKG, Inc.[a]	415,436
322,900	Foot Locker, Inc.	5,766,994
35,800	Jack in the Box, Inc.[a]	785,452
14,900	KB Home[b]	221,116
75,200	Knology, Inc.[a]	1,100,176
51,300	Panera Bread Company[a]	4,902,228
575,100	Pier 1 Imports, Inc.[a]	5,388,687
118,700	Signet Jewelers, Ltd.[a]	5,042,376
6,400	Toll Brothers, Inc.[a]	129,536
113,600	Warnaco Group, Inc.[a]	5,802,688

	Total Consumer Discretionary	33,124,712

Consumer Staples (2.3%)
14,100	Diamond Foods, Inc.[b]	701,757
83,300	Herbalife, Ltd.	5,441,989
29,000	TreeHouse Foods, Inc.[a]	1,387,650

	Total Consumer Staples	7,531,396

Energy (9.5%)
141,900	Arch Coal, Inc.	4,860,075
11,900	Cloud Peak Energy, Inc.[a]	270,963
174,627	Complete Production Services, Inc.[a]	4,879,078
133,100	Forest Oil Corporation[a]	5,164,280
616,300	International Coal Group, Inc.[a]	5,700,775
194,700	James River Coal Company[a]	4,377,830
121,330	Swift Energy Company[a]	5,175,938
50,900	Tesco Corporation[a]	776,988
27,000	Willbros Group, Inc.[a]	322,920

	Total Energy	31,528,847

Financials (16.7%)
50,984	Affiliated Managers Group, Inc.[a]	5,191,701
146,100	First Niagara Financial Group, Inc.[b]	2,027,868
87,000	Hercules Technology Growth Capital, Inc.	913,500
41,300	IBERIABANK Corporation	2,342,536
111,800	iShares Russell 2000 Index Fund[b]	8,714,810
211,600	LaSalle Hotel Properties	5,876,132
52,500	MB Financial, Inc.	1,032,150
597,546	Ocwen Financial Corporation[a]	6,035,214
1,564,500	Popular, Inc.[a]	5,022,045
85,500	Solar Capital, Ltd.	2,030,625
95,900	SVB Financial Group[a]	5,031,873
226,800	Texas Capital Bancshares, Inc.[a]	5,531,652
223,498	Zions Bancorporation	5,270,083

	Total Financials	55,020,189

Health Care (10.9%)
265,900	Align Technology, Inc.[a,b]	5,538,697
31,500	Conceptus, Inc.[a,b]	425,407
99,100	Covance, Inc.[a,b]	5,587,258
268,796	Endologix, Inc.[a]	1,567,081
181,000	LifePoint Hospitals, Inc.[a]	6,371,200
45,400	Omnicare, Inc.[b]	1,176,768
225,500	PSS World Medical, Inc.[a]	5,373,665
111,400	Salix Pharmaceuticals, Ltd.[a]	4,564,058
80,200	United Therapeutics Corporation[a]	5,451,996

	Total Health Care	36,056,130

Shares	Common Stock (90.1%)	Value
Industrials (17.0%)
218,100	Deluxe Corporation	$5,332,545
64,600	EMCOR Group, Inc.[a]	1,956,088
139,680	FTI Consulting, Inc.[a]	5,094,130
64,900	Herman Miller, Inc.	1,566,037
62,800	ICF International, Inc.[a]	1,513,794
16,500	Kforce, Inc.[a]	295,020
264,900	Knight Transportation, Inc.	5,048,994
27,900	Landstar System, Inc.	1,155,897
481,602	Manitowoc Company, Inc.	6,467,915
114,300	Navigant Consulting, Inc.[a]	1,164,717
25,200	Old Dominion Freight Line, Inc.[a]	810,684
183,898	Oshkosh Corporation[a]	6,971,573
163,518	Shaw Group, Inc.[a]	6,176,075
21,500	Steelcase, Inc.	219,730
60,500	Sykes Enterprises, Inc.[a]	1,178,540
133,161	Teledyne Technologies, Inc.[a]	6,299,847
18,200	URS Corporation[a]	808,990
100,200	Waste Connections, Inc.	2,902,794
43,000	Werner Enterprises, Inc.	1,059,950

	Total Industrials	56,023,320

Information Technology (18.4%)
407,325	Atmel Corporation[a]	5,515,181
1,068,800	Brocade Communications[a]	6,028,032
140,400	Cogo Group, Inc.[a]	1,229,904
175,575	CommVault Systems, Inc.[a]	5,423,512
221,900	GSI Commerce, Inc.[a]	5,112,576
121,300	Informatica Corporation[a]	5,628,320
64,300	Ingram Micro, Inc.[a]	1,269,282
208,500	Monster Worldwide, Inc.[a]	3,471,525
5,400	National Instruments Corporation	228,474
137,203	Plantronics, Inc.	4,856,986
187,700	Plexus Corporation[a]	5,075,408
570,400	PMC-Sierra, Inc.[a]	4,460,528
15,000	Sourcefire, Inc.[a]	369,150
5,700	Tech Data Corporation[a]	267,387
372,600	Teradyne, Inc.[a]	6,214,968
257,793	TIBCO Software, Inc.[a]	5,666,290

	Total Information Technology	60,817,523

Materials (1.0%)
16,100	Packaging Corporation of America	454,825
100,000	Puda Coal, Inc.[a,b]	1,237,000
30,000	Reliance Steel & Aluminum Company	1,568,700

	Total Materials	3,260,525

Telecommunications Services (0.5%)
80,900	NTELOS Holdings Corporation	1,630,944

	Total Telecommunications Services	1,630,944

Utilities (3.8%)
21,400	Avista Corporation	484,710
21,500	Great Plains Energy, Inc.	423,120
15,000	NV Energy, Inc.	215,550
15,900	PNM Resources, Inc.	207,177
7,700	Portland General Electric Company	172,018
137,537	Southwest Gas Corporation	5,121,878
161,600	UGI Corporation	5,066,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Small Cap Stock Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (90.1%)	Value
Utilities (3.8%) - continued
22,400	UniSource Energy Corporation	$802,144

	Total Utilities	12,492,757

	Total Common Stock (cost $254,213,945)	297,486,343

Shares	Collateral Held for Securities Loaned (7.2%)	Value
23,827,300	Thrivent Financial Securities Lending Trust	23,827,300

	Total Collateral Held for Securities Loaned (cost $23,827,300)	23,827,300

Principal Amount	Short-Term Investments (10.2%)[c]	Value
	ENI Finance USA, Inc.
3,378,000	0.220%, 2/1/2011[d]	3,378,000
	Federal Home Loan Bank Discount Notes
20,000,000	0.155%, 2/11/2011[d]	19,999,139
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.125%, 2/8/2011[d]	4,999,878
	U.S. Treasury Bills
5,200,000	0.116%, 2/24/2011[d,e]	5,199,622

	Total Short-Term Investments (at amortized cost)	33,576,639

	Total Investments (cost $311,617,884) 107.5%	$354,890,282

	Other Assets and Liabilities, Net (7.5%)	(24,830,009)

	Total Net Assets 100.0%	$330,060,273

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At January 31, 2011, $1,799,869 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$47,233,970
Gross unrealized depreciation	(3,961,572)

Net unrealized appreciation (depreciation)	$43,272,398

Cost for federal income tax purposes	$311,617,884

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	33,124,712	33,124,712	–	–
Consumer Staples	7,531,396	7,531,396	–	–
Energy	31,528,847	31,528,847	–	–
Financials	55,020,189	55,020,189	–	–
Health Care	36,056,130	36,056,130	–	–
Industrials	56,023,320	56,023,320	–	–
Information Technology	60,817,523	60,817,523	–	–
Materials	3,260,525	3,260,525	–	–
Telecommunications Services	1,630,944	1,630,944	–	–
Utilities	12,492,757	12,492,757	–	–
Collateral Held for Securities Loaned	23,827,300	23,827,300	–	–
Short-Term Investments	33,576,639	–	33,576,639	–

Total	$354,890,282	$321,313,643	$33,576,639	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	309	March 2011	$23,804,663	$24,108,180	$303,517
Total Futures Contracts					$303,517

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Small Cap Stock Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011

Thrivent Financial Securities Lending Trust	$21,723,500	$50,945,050	$48,841,250	23,827,300	$23,827,300	$10,996
Total Value and Income Earned	21,723,500				23,827,300	10,996

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Mid Cap Growth Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (94.4%)	Value

Consumer Discretionary (13.6%)
87,200	Abercrombie & Fitch Company	$4,395,752
240,200	American Eagle Outfitters, Inc.	3,473,292
58,800	Autoliv, Inc.	4,515,840
74,300	BorgWarner, Inc.[a]	5,010,049
89,400	Darden Restaurants, Inc.	4,211,634
53,750	Discovery Communications, Inc.[a]	2,096,250
99,600	Dollar Tree, Inc.[a]	5,037,768
117,600	DreamWorks Animation SKG, Inc.[a]	3,301,032
77,300	Guess ?, Inc.	3,306,894
85,300	Hasbro, Inc.	3,760,877
107,700	International Game Technology	1,849,209
59,300	Jack in the Box, Inc.[a]	1,301,042
101,100	KB Home[b]	1,500,324
229,200	MGM Resorts International[a,b]	3,399,036
50,000	O’Reilly Automotive, Inc.[a]	2,841,500
54,200	P.F. Chang’s China Bistro, Inc.[b]	2,495,368
128,400	Toll Brothers, Inc.[a]	2,598,816
37,000	VF Corporation	3,060,640

	Total Consumer Discretionary	58,155,323

Consumer Staples (5.1%)
132,900	Avon Products, Inc.	3,762,399
86,700	BJ’s Wholesale Club, Inc.[a]	3,809,598
54,700	Clorox Company	3,440,083
114,700	H.J. Heinz Company	5,448,250
101,900	Whole Foods Market, Inc.	5,269,249

	Total Consumer Staples	21,729,579

Energy (11.2%)
102,500	Alpha Natural Resources, Inc.[a]	5,507,325
82,100	Arch Coal, Inc.	2,811,925
67,100	Dresser-Rand Group, Inc.[a]	3,083,916
87,100	ENSCO International plc ADR	4,733,014
166,300	Forest Oil Corporation[a]	6,452,440
75,600	Frontline, Ltd.[b]	1,960,308
172,800	Nabors Industries, Ltd.[a]	4,216,320
270,000	Petrohawk Energy Corporation[a]	5,413,500
43,100	Range Resources Corporation	2,149,397
136,600	Ultra Petroleum Corporation[a]	6,519,918
159,600	Weatherford International, Ltd.[a]	3,785,712
116,536	Willbros Group, Inc.[a]	1,393,770

	Total Energy	48,027,545

Financials (5.8%)
232,400	Discover Financial Services	4,785,116
17,100	IntercontinentalExchange, Inc.[a]	2,060,379
127,300	Lazard, Ltd.	5,310,956
56,500	MSCI, Inc.[a]	1,933,995
56,900	PartnerRe, Ltd.	4,658,972
197,493	TCF Financial Corporation[b]	2,950,545
161,800	TD Ameritrade Holding Corporation	3,303,956

	Total Financials	25,003,919

Health Care (12.0%)
29,800	Alexion Pharmaceuticals, Inc.[a]	2,497,836
63,300	Beckman Coulter, Inc.	4,558,233
348,800	Boston Scientific Corporation[a]	2,434,624
67,700	C.R. Bard, Inc.	6,387,495
84,200	CareFusion Corporation[a]	2,166,466
31,700	Cephalon, Inc.[a]	1,872,836
113,300	CIGNA Corporation	4,760,866

Shares	Common Stock (94.4%)	Value

Health Care (12.0%) - continued
184,800	Hologic, Inc.[a]	$3,681,216
74,400	Hospira, Inc.[a]	4,109,112
50,200	Life Technologies Corporation[a]	2,725,358
186,900	Myriad Genetics, Inc.[a]	3,730,524
58,700	Shire Pharmaceuticals Group plc ADR	4,655,497
55,600	Thermo Fisher Scientific, Inc.[a]	3,184,212
52,800	Vertex Pharmaceuticals, Inc.[a]	2,053,392
41,800	Watson Pharmaceuticals, Inc.[a]	2,278,936

	Total Health Care	51,096,603

Industrials (16.2%)
130,700	Aecom Technology Corporation[a]	3,825,589
183,200	BE Aerospace, Inc.[a]	7,088,008
34,300	C.H. Robinson Worldwide, Inc.	2,644,187
135,900	Delta Air Lines, Inc.[a]	1,585,953
128,240	Expeditors International of Washington, Inc.	6,497,921
134,800	JB Hunt Transport Services, Inc.	5,526,800
168,300	Knight Transportation, Inc.	3,207,798
84,200	Manpower, Inc.	5,436,794
94,800	Pentair, Inc.	3,428,916
44,600	Precision Castparts Corporation	6,377,354
101,200	Quanta Services, Inc.[a]	2,401,476
64,500	Roper Industries, Inc.	5,011,005
76,500	Ryanair Holdings plc ADR	2,337,840
113,800	Shaw Group, Inc.[a]	4,298,226
50,500	SPX Corporation	3,958,190
69,900	Stericycle, Inc.[a]	5,486,451

	Total Industrials	69,112,508

Information Technology (19.3%)
43,874	Akamai Technologies, Inc.[a]	2,119,992
37,900	Altera Corporation	1,423,903
40,600	ANSYS, Inc.[a]	2,129,470
449,400	Atmel Corporation[a]	6,084,876
34,700	Broadcom Corporation	1,564,623
51,300	CommVault Systems, Inc.[a]	1,584,657
176,900	Electronic Arts, Inc.[a]	2,757,871
65,300	F5 Networks, Inc.[a]	7,077,214
154,300	JDS Uniphase Corporation[a]	2,618,471
224,300	Marvell Technology Group, Ltd.[a]	4,263,943
24,600	Mercadolibre, Inc.[a]	1,667,388
104,600	Monster Worldwide, Inc.[a]	1,741,590
110,800	NetApp, Inc.[a]	6,064,084
118,196	Netlogic Microsystems, Inc.[a]	4,120,312
60,400	Nice Systems, Ltd. ADR[a]	1,976,288
251,219	Nuance Communications, Inc.[a]	5,107,283
268,300	NVIDIA Corporation[a]	6,417,736
168,200	Polycom, Inc.[a]	7,375,570
54,400	Red Hat, Inc.[a]	2,247,808
279,100	Symantec Corporation[a]	4,914,951
93,700	Teradata Corporation[a]	4,028,163
142,200	Tyco Electronics, Ltd.	5,151,906

	Total Information Technology	82,438,099

Materials (8.5%)
39,700	Allegheny Technologies, Inc.	2,588,043
143,400	Celanese Corporation	5,949,666
22,400	CF Industries Holdings, Inc.	3,024,896
102,500	Ecolab, Inc.	5,093,225
64,200	Newmont Mining Corporation	3,535,494
113,500	Pan American Silver Corporation	3,723,935

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Mid Cap Growth Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (94.4%)	Value

Materials (8.5%) - continued
18,600	Randgold Resources, Ltd. ADR	$1,422,714
44,800	Reliance Steel & Aluminum Company	2,342,592
154,700	Temple-Inland, Inc.	3,711,253
39,400	Walter Energy, Inc.	5,132,638

	Total Materials	36,524,456

Telecommunications Services (2.7%)
75,610	American Tower Corporation[a]	3,845,525
48,300	NII Holdings, Inc.[a]	2,027,634
140,300	SBA Communications Corporation[a]	5,724,240

	Total Telecommunications Services	11,597,399

	Total Common Stock (cost $309,250,454)	403,685,431

Shares	Collateral Held for Securities Loaned (3.0%)	Value

12,665,408	Thrivent Financial Securities Lending Trust	12,665,408

	Total Collateral Held for Securities Loaned (cost $12,665,408)	12,665,408

Principal Amount	Short-Term Investments (6.3%)[c]	Value

	Federal Home Loan Bank Discount Notes
13,500,000	0.154%, 2/11/2011[d]	13,499,424
5,000,000	0.155%, 2/16/2011[d]	4,999,677
	Societe Generale NY
8,252,000	0.320%, 2/1/2011	8,252,000

	Total Short-Term Investments (at amortized cost)	26,751,101

	Total Investments (cost $348,666,963) 103.7%	$443,101,940

	Other Assets and Liabilities, Net (3.7%)	(15,689,439)

	Total Net Assets 100.0%	$427,412,501

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$103,364,540
Gross unrealized depreciation	(8,929,563)

Net unrealized appreciation (depreciation)	$94,434,977

Cost for federal income tax purposes	$348,666,963

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Mid Cap Growth Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	58,155,323	58,155,323	–	–
Consumer Staples	21,729,579	21,729,579	–	–
Energy	48,027,545	48,027,545	–	–
Financials	25,003,919	25,003,919	–	–
Health Care	51,096,603	51,096,603	–	–
Industrials	69,112,508	69,112,508	–	–
Information Technology	82,438,099	82,438,099	–	–
Materials	36,524,456	36,524,456	–	–
Telecommunications Services	11,597,399	11,597,399	–	–
Collateral Held for Securities Loaned	12,665,408	12,665,408	–	–
Short-Term Investments	26,751,101	–	26,751,101	–

Total	$443,101,940	$416,350,839	$26,751,101	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011

Thrivent Financial Securities Lending Trust	$17,310,111	$34,706,640	$39,351,343	12,665,408	$12,665,408	$7,336
Total Value and Income Earned	17,310,111				12,665,408	7,336

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Partner Mid Cap Value Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (98.2%)	Value

Consumer Discretionary (12.7%)
111,001	CBS Corporation	$2,201,150
89,642	DISH Network Corporation[a]	1,892,343
20,902	Hasbro, Inc.	921,569
20,904	Lear Corporation[a]	2,208,090
30,609	Liberty Global, Inc.[a,b]	1,241,501
108,630	Liberty Media Corporation - Interactive[a]	1,720,699
10,535	Mohawk Industries, Inc.[a]	585,219
79,152	Newell Rubbermaid, Inc.	1,523,676
1,169	NVR, Inc.[a]	894,285
23,894	TRW Automotive Holdings Corporation[a]	1,425,516
15,014	Urban Outfitters, Inc.[a]	507,773
33,809	Wyndham Worldwide Corporation	951,047

	Total Consumer Discretionary	16,072,868

Consumer Staples (4.1%)
51,341	ConAgra Foods, Inc.	1,146,445
8,122	Energizer Holdings, Inc.[a]	590,794
21,663	H.J. Heinz Company	1,028,992
10,156	Hansen Natural Corporation[a]	575,236
29,416	J.M. Smucker Company	1,828,499

	Total Consumer Staples	5,169,966

Energy (12.0%)
23,955	Alpha Natural Resources, Inc.[a]	1,287,102
29,359	Cameron International Corporation[a]	1,564,835
19,402	CONSOL Energy, Inc.	964,280
53,254	Forest Oil Corporation[a]	2,066,255
44,069	Key Energy Services, Inc.[a]	586,558
47,212	Newfield Exploration Company[a]	3,454,502
14,751	Pioneer Natural Resources Company	1,403,705
43,872	QEP Resources, Inc.	1,782,958
86,929	Weatherford International, Ltd.[a]	2,061,956

	Total Energy	15,172,151

Financials (29.2%)
13,086	Alexandria Real Estate Equities, Inc.	1,008,145
14,877	Boston Properties, Inc.	1,403,942
20,314	CIT Group, Inc.[a]	968,775
40,532	Douglas Emmett, Inc.	747,005
39,591	Equity Residential	2,145,436
23,484	Everest Re Group, Ltd.	1,979,231
120,587	Fifth Third Bancorp	1,793,129
9,983	First Republic Bank[a],b	296,795
99,494	Genworth Financial, Inc.[a]	1,350,134
67,205	Hartford Financial Services Group, Inc.	1,866,955
71,061	Host Hotels & Resorts, Inc.	1,315,339
76,055	Invesco, Ltd.	1,881,601
69,527	Janus Capital Group, Inc.	897,594
52,851	Kimco Realty Corporation	956,075
20,130	Lazard, Ltd.	839,824
25,367	Legg Mason, Inc.	840,409
21,397	Lincoln National Corporation	617,089
15,546	M&T Bank Corporation	1,344,263
47,728	Marsh & McLennan Companies, Inc.	1,330,657
134,744	MFA Mortgage Investments, Inc.	1,100,858

Shares	Common Stock (98.2%)	Value

Financials (29.2%) - continued
80,473	Principal Financial Group, Inc.	$2,637,100
125,696	SLM Corporation[a]	1,811,279
61,871	SunTrust Banks, Inc.	1,882,734
34,642	Tanger Factory Outlet Centers, Inc.	904,503
37,529	Unum Group	935,973
24,851	Ventas, Inc.	1,378,236
50,712	W.R. Berkley Corporation	1,432,614
55,425	XL Group plc	1,270,341

	Total Financials	36,936,036

Health Care (6.0%)
53,451	Aetna, Inc.	1,760,676
26,412	Biogen Idec, Inc.[a]	1,729,194
134,530	Boston Scientific Corporation[a]	939,019
8,326	C.R. Bard, Inc.	785,558
56,928	Hologic, Inc.[a]	1,134,006
27,826	Kinetic Concepts, Inc.[a]	1,283,613

	Total Health Care	7,632,066

Industrials (9.6%)
25,929	BE Aerospace, Inc.[a]	1,003,193
15,651	Cooper Industries plc	958,780
12,663	Eaton Corporation	1,367,098
114,402	JetBlue Airways Corporation[a,b]	686,412
23,743	Kansas City Southern, Inc.[a]	1,186,675
70,788	Masco Corporation	942,896
15,805	Parker Hannifin Corporation	1,413,125
44,748	Pentair, Inc.	1,618,535
31,697	Republic Services, Inc.	977,535
12,949	Ryder System, Inc.	622,588
50,750	Textron, Inc.	1,334,218

	Total Industrials	12,111,055

Information Technology (6.6%)
39,804	Adobe Systems, Inc.[a]	1,315,522
17,093	Amphenol Corporation	945,927
21,900	BMC Software, Inc.[a]	1,044,630
67,052	Brocade Communications[a]	378,173
13,860	Check Point Software Technologies, Ltd.[a]	617,463
114,842	ON Semiconductor Corporation[a]	1,269,004
43,766	Parametric Technology Corporation[a]	972,918
13,498	Polycom, Inc.[a]	591,887
13,298	Quest Software, Inc.[a]	343,355
4,335	VeriFone Systems, Inc.[a]	173,140
21,223	Xilinx, Inc.	683,381

	Total Information Technology	8,335,400

Materials (4.9%)
18,056	Cliffs Natural Resources, Inc.	1,543,066
97,237	Huntsman Corporation	1,692,896
27,598	Owens-Illinois, Inc.[a]	813,865
31,289	Stillwater Mining Company[a]	678,345
42,840	Temple-Inland, Inc.	1,027,732
34,320	Thompson Creek Metals Company, Inc.[a]	464,693

	Total Materials	6,220,597

Telecommunications Services (3.2%)
40,138	CenturyLink, Inc.	1,735,567
86,165	Clearwire Corporation[a,b]	455,813

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Partner Mid Cap Value Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (98.2%)	Value

Telecommunications Services (3.2%) - continued
412,398	Sprint Nextel Corporation[a]	$1,864,039

	Total Telecommunications Services	4,055,419

Utilities (9.9%)
71,815	CMS Energy Corporation	1,400,393
13,329	DPL, Inc.	348,953
25,908	Edison International, Inc.	939,942
11,613	FirstEnergy Corporation[b]	454,301
38,770	Northeast Utilities	1,276,308
66,765	NV Energy, Inc.	959,413
16,775	Pinnacle West Capital Corporation	682,910
50,248	PPL Corporation	1,295,896
35,505	SCANA Corporation	1,500,796
23,316	Sempra Energy	1,214,064
12,615	Westar Energy, Inc.[b]	321,683
87,134	Xcel Energy, Inc.	2,053,748

	Total Utilities	12,448,407

	Total Common Stock (cost $96,526,381)	124,153,965

Shares	Collateral Held for Securities Loaned (2.6%)	Value

3,243,501	Thrivent Financial Securities Lending Trust	3,243,501

	Total Collateral Held for Securities Loaned (cost $3,243,501)	3,243,501

	Total Investments (cost $99,769,882) 100.8%	$127,397,466

	Other Assets and Liabilities, Net (0.8%)	(1,028,672)

	Total Net Assets 100.0%	$126,368,794

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$28,548,303
Gross unrealized depreciation	(920,719)

Net unrealized appreciation (depreciation)	$27,627,584

Cost for federal income tax purposes	$99,769,882

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Partner Mid Cap Value Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	16,072,868	16,072,868	–	–
Consumer Staples	5,169,966	5,169,966	–	–
Energy	15,172,151	15,172,151	–	–
Financials	36,936,036	36,936,036	–	–
Health Care	7,632,066	7,632,066	–	–
Industrials	12,111,055	12,111,055	–	–
Information Technology	8,335,400	8,335,400	–	–
Materials	6,220,597	6,220,597	–	–
Telecommunications Services	4,055,419	4,055,419	–	–
Utilities	12,448,407	12,448,407	–	–
Collateral Held for Securities Loaned	3,243,501	3,243,501	–	–

Total	$127,397,466	$127,397,466	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011

Thrivent Financial Securities Lending Trust	$4,538,968	$14,481,843	$15,777,310	3,243,501	$3,243,501	$2,077
Total Value and Income Earned	4,538,968				3,243,501	2,077

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Mid Cap Stock Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (93.7%)	Value

Consumer Discretionary (9.5%)
223,811	Autoliv, Inc.	$17,188,685
151,871	Dollar Tree, Inc.[a]	7,681,635
465,100	Macy’s, Inc.	10,767,065
47,000	Netflix, Inc.[a,b]	10,061,760
257,400	Omnicom Group, Inc.	11,552,112
145,714	Panera Bread Company[a]	13,924,430
351,000	Williams-Sonoma, Inc.	11,302,200

	Total Consumer Discretionary	82,477,887

Consumer Staples (3.4%)
180,500	Corn Products International, Inc.	8,326,465
360,209	Flowers Foods, Inc.	9,088,073
254,273	TreeHouse Foods, Inc.[a]	12,166,963

	Total Consumer Staples	29,581,501

Energy (9.5%)
146,934	Alpha Natural Resources, Inc.[a]	7,894,764
181,300	ENSCO International plc ADR	9,851,842
376,256	Forest Oil Corporation[a]	14,598,733
255,288	National Oilwell Varco, Inc.	18,865,783
749,600	Weatherford International, Ltd.[a]	17,780,512
106,800	Whiting Petroleum Corporation[a]	13,486,704

	Total Energy	82,478,338

Financials (18.3%)
645,333	Duke Realty Corporation	8,841,062
238,526	Endurance Specialty Holdings, Ltd.	11,089,074
554,756	Equity One, Inc.[b]	10,346,199
181,720	Hanover Insurance Group, Inc.	8,595,356
572,026	HCC Insurance Holdings, Inc.	17,320,947
740,209	Host Hotels & Resorts, Inc.	13,701,269
74,571	IntercontinentalExchange, Inc.[a]	8,985,060
227,082	Lazard, Ltd.	9,473,861
198,800	M&T Bank Corporation	17,190,236
291,590	Northern Trust Corporation	15,156,848
3,402,700	Popular, Inc.[a]	10,922,667
545,212	W.R. Berkley Corporation	15,402,239
523,102	Zions Bancorporation	12,334,745

	Total Financials	159,359,563

Health Care (10.4%)
128,000	Alexion Pharmaceuticals, Inc.[a]	10,728,960
135,214	C.R. Bard, Inc.	12,757,441
239,382	Community Health Systems, Inc.[a]	8,407,096
472,874	Coventry Health Care, Inc.[a]	14,172,034
397,600	Omnicare, Inc.[b]	10,305,792
163,900	Quest Diagnostics, Inc.	9,334,105
130,102	Varian Medical Systems, Inc.[a]	8,790,992
199,033	Vertex Pharmaceuticals, Inc.[a]	7,740,393
109,800	Waters Corporation[a]	8,387,622

	Total Health Care	90,624,435

Industrials (15.9%)
138,639	CSX Corporation	9,787,914
240,900	FTI Consulting, Inc.[a]	8,785,623
1,129,961	Manitowoc Company, Inc.	15,175,376
162,298	Manpower, Inc.	10,479,582
546,044	Oshkosh Corporation[a]	20,700,528
147,318	Parker Hannifin Corporation	13,171,703
282,700	Republic Services, Inc.	8,718,468
503,000	Shaw Group, Inc.[a]	18,998,310
158,606	SPX Corporation	12,431,538

Shares	Common Stock (93.7%)	Value

Industrials (15.9%) - continued
256,583	Tyco International, Ltd.	$11,502,616
342,642	Werner Enterprises, Inc.[b]	8,446,125

	Total Industrials	138,197,783

Information Technology (15.9%)
188,900	Alliance Data Systems Corporation[a,b]	13,362,786
936,150	Compuware Corporation[a]	10,035,528
335,053	eBay, Inc.[a]	10,172,209
281,050	Juniper Networks, Inc.[a]	10,432,576
191,250	Lam Research Corporation[a]	9,541,463
436,400	Marvell Technology Group, Ltd.[a]	8,295,964
1,634,015	Teradyne, Inc.[a,b]	27,255,370
652,607	TIBCO Software, Inc.[a]	14,344,302
716,100	ValueClick, Inc.[a]	10,032,561
314,100	VeriFone Systems, Inc.[a]	12,545,154
402,596	Xilinx, Inc.[b]	12,963,591

	Total Information Technology	138,981,504

Materials (5.6%)
215,816	Albemarle Corporation	12,120,226
316,800	Silgan Holdings, Inc.	11,826,144
683,894	Steel Dynamics, Inc.	12,446,871
515,100	Temple-Inland, Inc.	12,357,249

	Total Materials	48,750,490

Telecommunications Services (0.9%)
231,619	Telephone & Data Systems, Inc.	8,280,379

	Total Telecommunications Services	8,280,379

Utilities (4.3%)
180,501	Alliant Energy Corporation	6,707,417
518,600	CMS Energy Corporation	10,112,700
702,138	NV Energy, Inc.	10,089,723
334,962	UGI Corporation	10,501,059

	Total Utilities	37,410,899

	Total Common Stock (cost $616,744,434)	816,142,779

Shares	Collateral Held for Securities Loaned (7.0%)	Value
60,652,203	Thrivent Financial Securities Lending Trust	60,652,203

	Total Collateral Held for Securities Loaned (cost $60,652,203)	60,652,203

Principal Amount	Short-Term Investments (5.0%)[c]	Value
	Barclays Bank plc Repurchase Agreement
22,216,000	0.210%, 2/1/2011[d]	22,216,000
	Federal Home Loan Bank Discount Notes
10,000,000	0.155%, 2/11/2011[e]	9,999,569
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.125%, 2/8/2011[e]	4,999,878

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Mid Cap Stock Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Short-Term Investments (5.0%)[c]	Value

	U.S. Treasury Bills
6,275,000	0.145%, 2/24/2011[e]	$6,274,419

	Total Short-Term Investments (at amortized cost)	43,489,866

	Total Investments (cost $720,886,503) 105.7%	$920,284,848

	Other Assets and Liabilities, Net (5.7%)	(49,227,517)

	Total Net Assets 100.0%	$871,057,331

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Repurchase agreement dated January 31, 2011, $22,216,130 maturing February 1, 2011, collateralized by $22,660,340 U.S. Treasury Note, 1.375% due May 15, 2013.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$204,644,825
Gross unrealized depreciation	(5,246,480)

Net unrealized appreciation (depreciation)	$199,398,345

Cost for federal income tax purposes	$720,886,503

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	82,477,887	82,477,887	–	–
Consumer Staples	29,581,501	29,581,501	–	–
Energy	82,478,338	82,478,338	–	–
Financials	159,359,563	159,359,563	–	–
Health Care	90,624,435	90,624,435	–	–
Industrials	138,197,783	138,197,783	–	–
Information Technology	138,981,504	138,981,504	–	–
Materials	48,750,490	48,750,490	–	–
Telecommunications Services	8,280,379	8,280,379	–	–
Utilities	37,410,899	37,410,899	–	–
Collateral Held for Securities Loaned	60,652,203	60,652,203	–	–
Short-Term Investments	43,489,866	–	43,489,866	–

Total	$920,284,848	$876,794,982	$43,489,866	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011

Thrivent Financial Securities Lending Trust	$64,107,848	$142,860,095	$146,315,740	60,652,203	$60,652,203	$18,736
Total Value and Income Earned	64,107,848				60,652,203	18,736

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (85.4%)	Value

Australia (3.7%)
20,090	Australia & New Zealand Banking Group, Ltd.	$476,108
74,624	BHP Billiton, Ltd.	3,319,791
112,044	Boart Longyear Group	487,143
11,922	Campbell Brothers, Ltd.	467,286
29,467	Challenger, Ltd.	135,037
42,047	Fortescue Metals Group, Ltd.[a]	268,916
129,539	iiNet, Ltd.	344,366
32,940	Iluka Resources, Ltd.[a]	279,942
45,223	Mineral Resources, Ltd.	536,133
28,842	Monadelphous Group, Ltd.	557,672
74,304	Mount Gibson Iron, Ltd.[a]	157,338
20,015	Newcrest Mining, Ltd.	741,293
25,569	Ramsay Health Care, Ltd.	436,077
10,929	Rio Tinto, Ltd.	919,898
106,896	SAI Global, Ltd.	498,326
17,209	Woolworths, Ltd.	457,826

	Total Australia	10,083,152

Austria (0.5%)
8,223	Andritz AG	701,280
26,552	Wienerberger AGa	548,980

	Total Austria	1,250,260

Belgium (0.4%)
11,310	Anheuser-Busch InBev NV	624,035
1,812	Bekaert SA	181,350
4,680	Compagnie d’ Entreprises CFE	346,150

	Total Belgium	1,151,535

Bermuda (0.2%)
12,000	Orient Overseas International, Ltd.	120,995
44,509	Seawell, Ltd.[a]	300,844

	Total Bermuda	421,839

Brazil (2.9%)
67,181	Banco Bradesco SA ADR	1,271,065
22,000	Lojas Renner SA	638,752
22,000	Multiplan Empreendimentos Imobiliarios SA	422,184
19,000	Petroleo Brasileiro SA ADR	697,870
45,000	Petroleo Brasileiro SA PREF ADR	1,496,249
13,300	Souza Cruz SA	635,241
16,000	Ultrapar Participacoes SA	1,009,718
54,000	Vale SA SP PREF ADR	1,672,920

	Total Brazil	7,843,999

Canada (2.6%)
5,980	Agrium, Inc.	528,311
20,750	Brookfield Asset Management, Inc.	677,577
7,008	Calfrac Well Services, Ltd.	237,939
3,631	Canadian Imperial Bank of Commerce	276,549
12,217	Canadian National Railway Company	828,253
7,295	Centerra Gold, Inc.	117,067
17,281	CGI Group, Inc.[a]	332,367
9,736	Enbridge, Inc.	564,482
9,822	Finning International, Inc.	285,813
2,000	George Weston, Ltd.	141,582
2,678	Inmet Mining Corporation	199,633
34,106	Kinross Gold Corporation	566,730

Shares	Common Stock (85.4%)	Value

Canada (2.6%) - continued
6,363	Potash Corporation of Saskatchewan, Inc.	$1,127,218
7,200	Riocan Real Estate Investment Trust	166,878
5,698	Saputo, Inc.	237,843
4,687	Suncor Energy, Inc.	194,051
13,024	Trican Well Service, Ltd.	285,347
22,553	Viterra, Inc.	263,501

	Total Canada	7,031,141

Cayman Islands (0.4%)
147,000	China Shineway Pharmaceutical Group, Ltd.	372,290
256,797	Greatview Aseptic Packaging Company, Ltd.[a]	198,937
420,858	Kingboard Laminates Holdings, Ltd.	418,861

	Total Cayman Islands	990,088

Chile (0.2%)
7,600	Banco Santander Chile SA ADR	645,088

	Total Chile	645,088

China (1.3%)
2,533,050	Bank of China, Ltd.	1,323,137
1,513,614	Huaneng Power International, Inc.	844,682
950,000	PetroChina Company, Ltd.	1,326,164

	Total China	3,493,983

Cyprus (0.1%)
28,409	Songa Offshore SEa	156,453

	Total Cyprus	156,453

Denmark (0.9%)
22,360	Christian Hansen Holding AS	476,679
1,952	Coloplast AS	283,814
3,071	Danisco AS	373,239
27,936	DSV AS	583,549
7,686	Novo Nordisk AS	865,366

	Total Denmark	2,582,647

Finland (1.3%)
11,924	Cargotec Oyj	557,017
2,894	Kesko Oyj	139,067
6,455	Kone Oyj	351,754
11,978	Outotec Oyj	671,950
14,198	Sampo Oyj	418,602
39,328	Stora Enso Oyj	467,817
12,905	UPM-Kymmene Oyj	265,685
3,021	Wartsila Corporation	233,428
20,833	YIT Oyj	525,297

	Total Finland	3,630,617

France (5.9%)
16,239	Alten, Ltd.	564,979
10,269	April Group	327,734
97,116	AXA SA	2,055,272
18,455	Beneteau SAa	397,927
38,000	Cap Gemini SA	1,911,643
3,252	Christian Dior SA	446,305
20,170	Compagnie de Saint-Gobain	1,163,468
4,099	Faurecia[a]	142,182

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (85.4%)	Value

France (5.9%) - continued
14,360	Ingenico	$532,940
6,142	L’Oreal SA	712,463
10,224	Renault SAa	668,331
9,331	Rhodia SA	278,338
3,633	Rubis	422,043
10,094	Safran SA	364,680
2,965	Technip SA	288,040
38,278	Total SA	2,239,824
2,700	Unibail-Rodamco[a]	515,464
18,298	Valeo SAa	1,072,535
2,773	Virbac SA	430,115
58,700	Vivendi SA	1,678,012

	Total France	16,212,295

Germany (4.5%)
17,265	Aixtron SE	712,869
4,668	BASF SE	359,351
34,567	Daimler AGa	2,528,516
11,154	Demag Cranes AGa	544,032
7,850	Deutsche Boerse AG	594,953
16,868	Deutz AGa	141,168
16,800	ElringKlinger AG	538,189
7,780	Henkel AG & Company KGaA	473,349
17,558	Kloeckner & Company SEa	562,108
4,518	MAN AG	523,039
6,439	Metro AG	453,622
4,379	Pfeiffer Vacuum Technology AG	506,313
10,374	ProSiebenSat.1 Media AG	319,148
7,833	Rheinmetall AG	671,581
9,897	SAP AG ADR	572,552
9,064	Siemens AG	1,161,915
11,053	Stada Arzneimittel AG	411,880
6,848	Suedzucker AG	183,146
16,901	Symrise AG	478,872
23,947	Tognum AG	603,488

	Total Germany	12,340,091

Hong Kong (3.7%)
212,400	AIA Group, Ltd.[a]	584,347
72,000	Cathay Pacific Airways, Ltd.	182,111
162,000	China Mobile, Ltd.	1,592,428
37,000	CLP Holdings, Ltd.	300,309
386,000	Galaxy Entertainment Group, Ltd.[a]	596,875
158,000	Hang Lung Group, Ltd.	1,001,002
4,800	Henderson Land Development Company, Ltd. Warrants, 58.00 HKD, expires 6/1/2011[a]	1,022
213,650	Hutchison Whampoa, Ltd.	2,501,696
799,522	New World Development Company, Ltd.	1,527,149
112,000	SJM Holdings, Ltd.	188,359
43,211	Swire Pacific, Ltd., Class A	683,520
230,000	Swire Pacific, Ltd., Class B	665,654
54,000	Wharf Holdings, Ltd.	410,624

	Total Hong Kong	10,235,096

Hungary (0.3%)
4,200	Richter Gedeon Nyrt	894,128

	Total Hungary	894,128

India (1.7%)
54,500	Bharti Airtel, Ltd.	380,100

Shares	Common Stock (85.4%)	Value

India (1.7%) - continued
8,300	GlaxoSmithKline Pharmaceuticals, Ltd.	$413,307
9,500	Grasim Industries, Ltd.	472,051
16,100	Hero Honda Motors, Ltd.	573,569
74,000	Hindustan Unilever, Ltd.	438,281
65,500	Housing Development Finance Corporation	899,480
21,000	ICICI Bank, Ltd.	470,913
13,600	Infosys Technologies, Ltd.	925,251
9,428	Ultra Tech Cement, Ltd.	206,371

	Total India	4,779,323

Indonesia (0.7%)
178,000	PT Astra International Tbk	969,201
846,624	Telekomunikasi Indonesia Tbk PT	708,403
4,000	Telekomunikasi Indonesia Tbk PT ADR	134,480

	Total Indonesia	1,812,084

Israel (0.2%)
8,131	Check Point Software Technologies, Ltd.[a]	362,236
969	Delek Group, Ltd.	218,049

	Total Israel	580,285

Italy (1.9%)
269,250	Enel SPA	1,519,987
48,000	Eni SPA	1,136,418
88,196	Maire Tecnimont SPA	420,320
12,313	Saipem SPA	615,203
1,341,200	Telecom Italia SPA	1,596,807

	Total Italy	5,288,735

Japan (14.9%)
29,500	Aeon Company, Ltd.	371,165
38,000	All Nippon Airways Co., Ltd.[a]	139,313
17,300	Alps Electric Company, Ltd.	208,193
25,000	Anritsu Corporation	211,692
24,000	Asahi Diamond Industrial Company, Ltd.	480,928
42,000	Asics Corporation	559,143
111,050	Bridgestone Corporation	2,134,255
9,700	Canon, Inc.	477,470
61	Central Japan Railway Company	515,193
51,000	Chiyoda Corporation	453,668
14,600	Credit Saison Company, Ltd.	249,665
41,000	Daicel Chemical Industries, Ltd.	298,224
15,000	Daihatsu Motor Company, Ltd.	248,425
80,000	Daiichi Sankyo Company, Ltd.	1,738,908
29,821	Daito Trust Construction Company, Ltd.	2,094,711
338,544	Daiwa Securities Group, Inc.	1,675,049
96,000	Denki Kagaku Kogyo KK	468,872
10,300	Denso Corporation	379,969
22,500	East Japan Railway Company	1,486,211
13,242	Exedy Corporation	445,190
4,900	FamilyMart Company, Ltd.	182,231
10,200	Hamamatsu Photonics KK	373,876
97,000	Hitachi, Ltd.	530,680
5,100	Honda Motor Company, Ltd.	219,821
1,600	Idemitsu Kosan Company, Ltd.	168,630
98,000	IHI Corporation	222,452
42,600	ITOCHU Corporation	463,685
12,300	JTEKT Corporation	154,226

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (85.4%)	Value

Japan (14.9%) - continued
37	Kakaku.com, Inc.	$209,015
23,500	Kao Corporation	614,687
20,200	Keihin Corporation	460,631
75,000	Kobe Steel, Ltd.	183,962
5,200	K’s Holdings Corporation	144,946
6,100	Kyocera Corporation	636,378
49,000	Marubeni Corporation	368,918
73,000	Minebea Company, Ltd.	433,549
86,000	Mitsubishi Electric Corporation	950,536
84,000	Mitsubishi Materials Corporation[a]	258,655
13,000	Mitsui & Company, Ltd.	219,435
42,752	MS and AD Insurance Group Holdings, Inc.	1,019,053
8,200	Murata Manufacturing Company, Ltd.	622,664
33,100	Nabtesco Corporation	781,888
6,117	Nichi-iko Pharmaceutical Company, Ltd.	172,474
17,251	Nifco, Inc.	461,636
47,150	Nikon Corporation	1,093,507
56,000	Nippon Yusen KK	245,243
235,600	Nissan Motor Company, Ltd.	2,383,691
14,800	Omron Corporation	381,335
2,700	Oriental Land Company, Ltd.	248,603
4,390	ORIX Corporation	433,805
15,151	Pigeon Corporation	462,318
114,300	Pioneer Corporation[a]	494,562
30,857	Sanyo Chemical Industries, Ltd.	255,292
27,200	Secom Company, Ltd.	1,284,495
22,400	Sega Sammy Holdings, Inc.	449,159
15,000	Shin-Etsu Chemical Company, Ltd.	844,524
9,900	Sony Corporation	340,674
125,000	Sumitomo Corporation	1,800,782
41,500	Sumitomo Electric Industries, Ltd.	603,221
9,100	Sumitomo Mitsui Financial Group, Inc.	309,400
324,822	Sumitomo Trust and Banking Company, Ltd.	1,959,060
55,000	Suruga Bank, Ltd.	513,948
24,800	Suzuki Motor Corporation	602,118
7,300	Sysmex Corporation	477,215
9,400	Takeda Pharmaceutical Company, Ltd.	453,087
8,298	Toyo Tanso Company, Ltd.	454,494

	Total Japan	40,580,805

Luxembourg (0.5%)
26,148	Subsea 7 SA	638,610
17,000	Tenaris SA ADR	801,890

	Total Luxembourg	1,440,500

Malaysia (0.5%)
240,000	CIMB Group Holdings Berhad	659,363
135,500	Public Bank Berhad	593,075

	Total Malaysia	1,252,438

Mexico (1.1%)
168,000	Consorcio ARA SAB de CV	106,220
22,000	Fomento Economico Mexicano SAB de CV ADR	1,167,540
7,100	Grupo Aeroportuario del Sureste SAB de CV ADR	371,188

Shares	Common Stock (85.4%)	Value

Mexico (1.1%) - continued
208,500	Grupo Financiero Banorte SAB de CV ADR	$928,118
132	Mexico Government International Bond Warrants[a]	2,178
132	Mexico Government International Bond Warrants[a]	1,782
132,000	Organizacion Soriana SAB de CV	416,642

	Total Mexico	2,993,668

Netherlands (1.4%)
13,679	Imtech NV	502,428
36,152	Koninklijke (Royal) KPN NV	568,944
34,886	Koninklijke DSM NV	2,064,783
2,558	Nutreco NV	182,049
22,930	STMicroelectronics NV	277,342
9,117	Unilever NV	269,373

	Total Netherlands	3,864,919

Norway (1.9%)
230,246	Marine Harvest	259,153
23,500	Schibsted ASA	705,347
11,582	Seadrill, Ltd.	381,441
81,050	Statoil ASA	1,969,549
68,400	Storebrand ASA[a]	539,467
482,000	STX OSV Holdings, Ltd.[a]	452,122
70,224	Tomra Systems ASA	458,535
9,102	Yara International ASA	512,517

	Total Norway	5,278,131

Philippines (0.3%)
1,400,000	Ayala Land, Inc.	467,187
339,466	Bank of the Philippine Islands	395,429

	Total Philippines	862,616

Poland (0.2%)
11,078	Bank Pekao SA	659,727

	Total Poland	659,727

Portugal (0.1%)
14,317	Jeronimo Martins SGPS SA	215,872

	Total Portugal	215,872

Russia (0.4%)
19,500	LUKOIL ADR	1,194,925

	Total Russia	1,194,925

Singapore (1.7%)
115,000	ComfortDelGro Corporation, Ltd	142,885
22,000	DBS Group Holdings, Ltd.	259,415
28,000	Fraser and Neave, Ltd.	139,615
25,880	Golden Agri-Resources, Ltd. Warrants, 0.54 SGD, expires 7/23/2012[a]	3,540
269,000	Goodpack, Ltd.	462,954
84,650	Keppel Corporation, Ltd.	778,439
554,000	Midas Holding, Ltd.	403,472
219,000	Raffles Medical Group, Ltd.	370,843
55,000	SembCorp Industries, Ltd.	222,726
99,600	Singapore Airlines, Ltd.	1,155,300
56,313	Singapore Airport Terminal Services, Ltd.	122,785
401,000	Super Group, Ltd.	459,365

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (85.4%)	Value

Singapore (1.7%) - continued
154,000	Yangzijiang Shipbuilding Holdings, Ltd.	$225,047

	Total Singapore	4,746,386

South Africa (0.7%)
61,000	Massmart Holdings, Ltd.	1,210,671
80,000	Truworths International, Ltd.	709,870

	Total South Africa	1,920,541

South Korea (2.6%)
13,399	Busan Bank	162,187
7,325	Fila Korea, Ltd.	429,192
36,961	Iljin Display Company, Ltd.[a]	370,823
10,830	Lock & Lock Company, Ltd.	333,135
4,368	OCI Materials Company, Ltd.[a]	424,285
3,800	POSCO	1,543,992
3,050	Samsung Electronics Company, Ltd.	1,811,581
1,110	Shinsegae Company, Ltd.	570,195
2,690	SK Telecom Company, Ltd.	395,311
69,399	SK Telecom Company, Ltd. ADR	1,200,602

	Total South Korea	7,241,303

Spain (1.5%)
56,450	Banco Bilbao Vizcaya Argentaria SA	692,131
55,600	Indra Sistemas SA	1,045,537
6,514	Industria de Diseno Textil SA (Inditex)	492,555
58,745	International Consolidated Airlines Group SAa	241,266
66,600	Telefonica SA	1,667,316

	Total Spain	4,138,805

Sweden (1.5%)
23,812	Atlas Copco AB	571,564
5,617	Elekta AB	227,491
35,737	Hexagon AB	767,760
15,128	Hoganas AB	592,609
14,815	Investor AB	342,547
9,870	Nobia ABa	87,992
38,925	Nordea Bank AB	472,289
13,043	Scania AB	292,612
46,739	Volvo ABa	810,120

	Total Sweden	4,164,984

Switzerland (7.5%)
18,661	ABB, Ltd.[a]	440,864
25,750	Adecco SA	1,667,839
6,381	Aryzta AG	280,542
1,910	Burckhardt Compression Holding AG	542,246
11,324	Compagnie Financiere Richemont SA	616,404
39,700	Credit Suisse Group	1,772,386
1,532	Givaudan SA	1,518,060
14,910	Holcim, Ltd.	1,043,668
7,370	Huber & Suhner AG	489,902
1,140	Kaba Holding AG	458,898
66,299	Nestle SA	3,581,853
30,750	Novartis AG	1,711,847
16,506	Roche Holding AG	2,511,190
2,028	Schindler Holding AG	226,571
252	Sika AG	552,346

Shares	Common Stock (85.4%)	Value

Switzerland (7.5%) - continued
1,204	Swatch Group AG	$483,051
20,862	UBS AGa	373,520
86	Zehnder Group AG	232,288
7,894	Zurich Financial Services AG	2,158,347

	Total Switzerland	20,661,822

Taiwan (0.8%)
209,000	Taiwan Mobile Company, Ltd.	492,928
622,362	Taiwan Semiconductor Manufacturing Company, Ltd.	1,618,360

	Total Taiwan	2,111,288

Thailand (1.3%)
83,325	Bangkok Bank pcl	407,065
142,000	PTT Exploration & Production pcl	741,189
144,450	PTT pcl	1,573,335
87,400	Siam Cement pcl	945,433

	Total Thailand	3,667,022

Turkey (0.6%)
229,258	Akbank TAS	1,078,320
18,000	BIM Birlesik Magazalar AS	578,320

	Total Turkey	1,656,640

United Kingdom (12.2%)
249,175	Aegis Group plc	556,144
12,843	AMEC plc	246,607
8,145	Anglo American plc	399,318
91,997	ARM Holdings plc	757,889
4,113	AstraZeneca plc	200,517
55,843	Babcock International Group plc	516,192
406,995	BAE Systems plc	2,229,378
39,133	BG Group plc	878,057
24,178	BHP Billiton plc	923,175
28,816	British American Tobacco plc	1,064,216
22,933	Burberry Group plc	394,100
84,467	Carillion plc	519,561
143,389	Centrica plc	734,194
41,045	Compass Group plc	364,888
13,730	Croda International plc	326,861
9,505	Diageo plc	182,722
80,345	GKN plc	259,503
41,050	GlaxoSmithKline plc	741,182
86,916	Halma plc	470,388
173,887	HSBC Holdings plc	1,895,822
33,050	HSBC Holdings plc ADR	1,805,852
15,997	IMI plc	222,982
5,410	Imperial Tobacco Group plc	154,420
99,345	Intermediate Capital Group plc	539,913
176,333	ITV plc[a]	219,124
72,150	Pearson plc	1,187,245
41,841	Pennon Group plc	403,652
9,197	Petrofac, Ltd.	230,330
15,377	Reckitt Benckiser Group plc	835,745
17,270	Rio Tinto plc	1,185,992
17,116	Rotork plc	449,449
6,497	Schroders plc	187,506
22,032	Shire plc	581,298
196,098	Spirent plc	435,103
53,306	Standard Chartered plc	1,388,219
62,625	Telecity Group plc[a]	491,340
322,606	Tesco plc	2,079,448
16,364	Ultra Electronics Holdings plc	468,035
14,853	Unilever plc	431,260

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (85.4%)	Value

United Kingdom (12.2%) - continued
773,250	Vodafone Group plc	$2,170,005
8,721	Whitbread plc	242,157
205,400	WPP plc	2,540,044
14,041	WS Atkins plc	154,586
43,314	Xstrata plc	959,284

	Total United Kingdom	33,023,703

United States (0.3%)
11,701	iShares MSCI EAFE Growth Index Fund	715,282

	Total United States	715,282

	Total Common Stock (cost $197,329,000)	233,814,216

Principal Amount	Long-Term Fixed Income (9.2%)	Value

Argentina (0.5%)
	Argentina Government International Bond
140,000	7.000%, 10/3/2015	131,600
260,000	7.000%, 4/17/2017	227,760
269,261	7.820%, 12/31/2033[b]	273,722
153,864	7.820%, 12/31/2033[b]	156,412
78,057	8.280%, 12/31/2033	68,300
2,870,000	Zero Coupon, 12/15/2035[b,c]	500,993
150,000	Zero Coupon, 12/15/2035	22,725
50,000	2.260%, 12/31/2038[b,d]	24,644

	Total Argentina	1,406,156

Belarus (0.1%)
	Belarus Government International Bond
400,000	8.750%, 8/3/2015	397,400

	Total Belarus	397,400

Bermuda (0.1%)
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
200,000	7.748%, 2/2/2021[e]	199,796

	Total Bermuda	199,796

Brazil (0.3%)
	Brazil Government International Bond
460,000	4.875%, 1/22/2021	469,660
100,000	7.125%, 1/20/2037	119,000
150,000	5.625%, 1/7/2041	147,975
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[e,f]	952
	Telemar Norte Leste SA
129,000	5.500%, 10/23/2020[e]	125,775

	Total Brazil	863,362

Bulgaria (<0.1%)
	Bulgaria Government International Bond
10,000	8.250%, 1/15/2015	11,525

	Total Bulgaria	11,525

Principal Amount	Long-Term Fixed Income (9.2%)	Value

Cayman Islands (0.2%)
	Odebrecht Drilling Norbe VIII/IX, Ltd.
$140,000	6.350%, 6/30/2021[e]	$146,300
	Petrobras International Finance Company
140,000	5.375%, 1/27/2021	140,804
	TGI International, Ltd.
130,000	9.500%, 10/3/2017	144,788

	Total Cayman Islands	431,892

Chile (0.3%)
	Banco Central de Chile
105,000,000	6.000%, 5/1/2015[g]	219,363
	Banco del Estado de Chile
100,000	4.125%, 10/7/2020	93,769
100,000	4.125%, 10/7/2020[e]	93,784
	Chile Government International Bond
100,000	3.875%, 8/5/2020	97,250
	Corporacion Nacional del Cobre de Chile - Codelco
100,000	3.750%, 11/4/2020[e]	94,353
110,000	6.150%, 10/24/2036	119,849
	E-CL SA
120,000	5.625%, 1/15/2021[e]	119,230

	Total Chile	837,598

China (0.1%)
	Sinochem Overseas Capital Company, Ltd.
100,000	4.500%, 11/12/2020[e]	97,446
130,000	6.300%, 11/12/2040[e]	129,378

	Total China	226,824

Colombia (0.6%)
	Colombia Government International Bond
20,000	8.250%, 12/22/2014	23,850
270,000	7.375%, 1/27/2017	321,570
540,000	7.375%, 3/18/2019	649,350
500,000	7.375%, 9/18/2037	595,000
100,000	6.125%, 1/18/2041	102,000

	Total Colombia	1,691,770

Costa Rica (0.1%)
	Costa Rica Government International Bond
123,000	9.995%, 8/1/2020	165,743

	Total Costa Rica	165,743

Dominican Republic (0.2%)
	Dominican Republic Government International Bond
87,438	9.040%, 1/23/2018	97,712
240,000	7.500%, 5/6/2021	252,600
100,000	8.625%, 4/20/2027	108,000

	Total Dominican Republic	458,312

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (9.2%)	Value

Egypt (<0.1%)
	Egypt Government International Bond
$100,000	6.875%, 4/30/2040[e]	$85,000

	Total Egypt	85,000

El Salvador (0.1%)
	El Salvador Government International Bond
180,000	7.650%, 6/15/2035	183,600

	Total El Salvador	183,600

Gabon (<0.1%)
	Gabon Government International Bond
25,000	8.200%, 12/12/2017	27,750

	Total Gabon	27,750

Ghana (<0.1%)
	Ghana Government International Bond
100,000	8.500%, 10/4/2017	109,000

	Total Ghana	109,000

Indonesia (0.6%)
	Adaro Indonesia PT
100,000	7.625%, 10/22/2019	109,500
	Indonesia Government International Bond
100,000	6.750%, 3/10/2014	110,807
100,000	6.875%, 1/17/2018	113,250
250,000	11.625%, 3/4/2019	362,500
230,000	5.875%, 3/13/2020	245,801
190,000	8.500%, 10/12/2035	243,675
400,000	7.750%, 1/17/2038	472,500

	Total Indonesia	1,658,033

Iraq (0.1%)
	Iraq Government International Bond
250,000	5.800%, 1/15/2028	226,250

	Total Iraq	226,250

Ireland (<0.1%)
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
100,000	9.125%, 4/30/2018	111,000

	Total Ireland	111,000

Israel (0.1%)
	Israel Government International Bond
1,000,000	Zero Coupon, 3/2/2011[h]	269,155

	Total Israel	269,155

Ivory Coast (<0.1%)
	Ivory Coast Government International Bond
227,000	2.500%, 12/31/2032[f]	81,720

	Total Ivory Coast	81,720

Principal Amount	Long-Term Fixed Income (9.2%)	Value

Kazakhstan (0.3%)
	Halyk Savings Bank of Kazakhstan JSC
$140,000	7.250%, 5/3/2017	$143,500
	Kazatomprom
100,000	6.250%, 5/20/2015	105,750
	KazMunayGas National Company
340,000	11.750%, 1/23/2015	423,300
200,000	6.375%, 4/9/2021[e]	200,500

	Total Kazakhstan	873,050

Lebanon (0.2%)
	Lebanon Government International Bond
60,000	9.000%, 3/20/2017	69,000
161,000	4.000%, 12/31/2017	152,789
185,000	6.375%, 3/9/2020	181,300
10,000	8.250%, 4/12/2021	11,240

	Total Lebanon	414,329

Luxembourg (0.3%)
	Alrosa Finance SA
200,000	7.750%, 11/3/2020	211,500
	Gazprom International
92,753	7.201%, 2/1/2020	98,921
	Gazprom Via Gaz Capital SA
520,000	9.250%, 4/23/2019	637,000

	Total Luxembourg	947,421

Malaysia (0.1%)
	Malaysia Government International Bond
210,000	7.500%, 7/15/2011	215,665
	Petronas Capital, Ltd.
120,000	5.250%, 8/12/2019	127,157

	Total Malaysia	342,822

Mexico (0.7%)
	Cemex Finance, LLC
150,000	9.500%, 12/14/2016	156,285
	Mexico Government International Bond
5,490,000	Zero Coupon, 2/10/2011[i]	452,112
30,000	7.500%, 1/14/2012	31,650
20,000	5.875%, 1/15/2014	22,150
10,000	6.625%, 3/3/2015	11,500
60,000	6.750%, 9/27/2034	67,500
50,000	5.750%, 10/12/2110	43,625
	Pemex Project Funding Master Trust
243,000	5.750%, 3/1/2018	258,202
400,000	6.625%, 6/15/2035	400,440
	Petroleos Mexicanos
140,000	8.000%, 5/3/2019	167,818
140,000	5.500%, 1/21/2021	141,190

	Total Mexico	1,752,472

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (9.2%)	Value

Morocco (<0.1%)
	Morocco Government International Bond
50,000	4.500%, 10/5/2020[b]	$61,268

	Total Morocco	61,268

Pakistan (<0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	80,750

	Total Pakistan	80,750

Panama (<0.1%)
	Panama Government International Bond
12,000	7.250%, 3/15/2015	14,040

	Total Panama	14,040

Peru (0.3%)
	Peru Government International Bond
90,000	5.625%, 11/18/2050	83,925
150,000	7.125%, 3/30/2019	179,175
200,000	7.350%, 7/21/2025	242,500
216,000	8.750%, 11/21/2033	295,596
164,000	6.550%, 3/14/2037	180,810

	Total Peru	982,006

Philippines (0.4%)
	Philippines Government International Bond
30,000	9.500%, 10/21/2024	42,939
284,000	9.500%, 2/2/2030	403,280
512,000	6.375%, 10/23/2034	537,600

	Total Philippines	983,819

Poland (0.2%)
	Poland Government International Bond
350,000	3.875%, 7/16/2015	353,132
160,000	6.375%, 7/15/2019	178,378

	Total Poland	531,510

Qatar (0.2%)
	Qatar Government International Bond
380,000	4.000%, 1/20/2015	395,200
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
288,390	5.298%, 9/30/2020	306,414

	Total Qatar	701,614

Romania (<0.1%)
	Romania Government International Bond
10,000	5.000%, 3/18/2015[b]	13,452
36,000	6.500%, 6/18/2018[b]	50,618

	Total Romania	64,070

Russia (0.6%)
	Novatek Finance, Ltd.
200,000	5.326%, 2/3/2016[e]	200,443

Principal Amount	Long-Term Fixed Income (9.2%)	Value

Russia (0.6%) - continued
	Russia Government International Bond
$200,000	3.625%, 4/29/2015	$199,700
872,625	7.500%, 3/31/2030	1,000,029

	Total Russia	1,400,172

Serbia (<0.1%)
	Serbia Government International Bond
93,333	6.750%, 11/1/2024	92,867

	Total Serbia	92,867

South Africa (0.6%)
	Eskom Holdings, Ltd.
200,000	5.750%, 1/26/2021[e]	195,000
	Peermont Global Proprietary, Ltd.
120,000	7.750%, 4/30/2014[b]	147,043
	South Africa Government International Bond
100,000	6.875%, 5/27/2019	113,500
470,000	5.500%, 3/9/2020	484,100
4,830,000	6.750%, 3/31/2021[j]	586,822
90,000	5.875%, 5/30/2022	93,825

	Total South Africa	1,620,290

Turkey (0.9%)
	Akbank TAS
100,000	5.125%, 7/22/2015[e]	99,625
210,000	5.125%, 7/22/2015	209,213
	Turkey Government International Bond
375,000	Zero Coupon, 2/2/2011[k]	233,678
972,000	5.625%, 3/30/2021	979,289
320,000	7.250%, 3/5/2038	345,200
	Turkiye Is Bankasi
200,000	5.100%, 2/1/2016[e]	197,606

	Total Turkey	2,064,611

Ukraine (0.2%)
	Ukraine Government International Bond
115,000	4.950%, 10/13/2015[b]	146,820
100,000	6.580%, 11/21/2016	100,000
210,000	7.750%, 9/23/2020	214,200

	Total Ukraine	461,020

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
92,290	5.888%, 6/15/2019	99,212
	Dubai Government International Bond
100,000	7.750%, 10/5/2020	96,610

	Total United Arab Emirates	195,822

United States (0.1%)
	HSBC Bank USA
290,000	5.910%, 8/15/2040[l,m]	360,273

	Total United States	360,273

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (9.2%)	Value

Uruguay (0.1%)
	Uruguay Government International Bond
$70,000	8.000%, 11/18/2022	$86,800
272,000	7.625%, 3/21/2036	323,680

	Total Uruguay	410,480

Venezuela (0.6%)
	Petroleos de Venezuela SA
110,000	5.000%, 10/28/2015	65,615
287,400	5.250%, 4/12/2017	162,812
90,000	8.500%, 11/2/2017	60,615
280,000	8.500%, 11/2/2017[e]	188,580
	Venezuela Government International Bond
80,000	13.625%, 8/15/2018	76,800
150,000	7.750%, 10/13/2019	100,500
292,000	6.000%, 12/9/2020	170,090
270,000	9.000%, 5/7/2023	183,060
380,000	8.250%, 10/13/2024	243,200
320,000	7.650%, 4/21/2025	195,200

	Total Venezuela	1,446,472

	Total Long-Term Fixed Income (cost $25,088,860)	25,243,064

Principal Amount	Short-Term Investments (3.0%)[n]	Value

	Bryant Park Funding, LLC
7,075,000	0.180%, 2/1/2011[o]	7,075,000
	Federal Home Loan Mortgage Corporation Discount Notes
943,000	0.180%, 3/14/2011[o,p]	942,809
	U.S. Treasury Bills
200,000	0.227%, 10/20/2011[o]	199,672

	Total Short-Term Investments (at amortized cost)	8,217,481

	Total Investments (cost $230,635,341) 97.6%	$267,274,761

	Other Assets and Liabilities, Net 2.4%	6,460,213

	Total Net Assets 100.0%	$273,734,974

a	Non-income producing security.
b	Principal amount is displayed in Euros.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2011.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2011.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2011, the value of these investments was $2,173,768 or 0.8% of total net assets.
f	Defaulted security. Interest is not being accrued.
g	Principal amount is displayed in Chilean Pesos.
h	Principal amount is displayed in Israeli Shekels.
i	Principal amount is displayed in Mexican Pesos.
j	Principal amount is displayed in South African Rand.
k	Principal amount is displayed in Turkish Lira.
l	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
m	Security is fair valued.
n	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
o	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
p	At January 31, 2011, $899,818 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$39,511,830
Gross unrealized depreciation	(2,872,410)

Net unrealized appreciation (depreciation)	$36,639,420

Cost for federal income tax purposes	$230,635,341

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	36,853,051	–	36,853,051	–
Consumer Staples	19,946,802	1,167,540	18,779,262	–
Energy	16,385,353	4,190,934	12,194,419	–
Financials	38,672,303	4,437,287	34,231,056	3,960
Health Care	14,142,947	–	14,142,947	–
Industrials	41,865,259	371,188	41,494,071	–
Information Technology	18,410,887	362,236	18,048,651	–
Materials	30,836,497	1,672,920	29,163,577	–
Telecommunications Services	11,608,918	1,335,082	10,273,836	–
Utilities	5,092,199	–	5,092,199	–
Long-Term Fixed Income
Basic Materials	762,026	–	762,026	–
Communications Services	436,571	–	436,571	–
Consumer Cyclical	147,043	–	147,043	–
Consumer Non-Cyclical	952	–	952	–
Energy	3,357,920	–	3,357,920	–
Financials	1,166,502	–	806,229	360,273
Foreign Government	18,702,697	–	18,702,697	–
Transportation	144,788	–	144,788	–
Utilities	524,565	–	524,565	–
Short-Term Investments	8,017,809	–	8,017,809	–

Total	$267,274,761	$13,537,187	$253,373,341	$364,233

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	284,705	284,705	–	–
Foreign Currency Forward Contracts	81,985	–	81,985	–

Total Asset Derivatives	$366,690	$284,705	$81,985	$–

Liability Derivatives
Futures Contracts	28,432	28,432	–	–
Foreign Currency Forward Contracts	206,454	–	206,454	–

Total Liability Derivatives	$234,886	$28,432	$206,454	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value January 31, 2011
Long-Term Fixed Income
Basic Materials	99,620	–	(5,267)	–	–	–	(94,353)	–
Energy	196,778	–	(8,198)	–	–	–	(188,580)	–
Financials	338,644	–	18,989	–	–	6,600	–	364,233

Total	$635,042	$–	$5,524	$–	$–	$6,600	($282,933)	$364,233

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on January 31, 2011 of $5,525.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	6	March 2011	$1,315,314	$1,315,125	($189)
5-Yr. U.S. Treasury Bond Futures	(2)	March 2011	(236,794)	(236,829)	(35)
10-Yr. U.S. Treasury Bond Futures	9	March 2011	1,110,160	1,087,172	(22,988)
20-Yr. U.S. Treasury Bond Futures	11	March 2011	1,332,095	1,326,875	(5,220)
E-Mini MSCI EAFE Index Futures	97	March 2011	7,956,102	8,212,021	255,919
Ultra Long Term U.S Treasury Bond
Futures	(5)	March 2011	(644,567)	(615,781)	28,786
Total Futures Contracts					$256,273

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
British Pound	SSB	11,754	2/3/2011	$18,856	$18,827	($29)
Chinese Yuan	CITI	11,339,978	3/17/2011 - 7/7/2011	1,736,422	1,720,939	(15,483)
Chinese Yuan	MSC	1,385,072	3/17/2011	208,000	209,693	1,693
Chinese Yuan	BB	2,736,048	3/17/2011	406,696	414,223	7,527
Euro	SSB	579,698	2/1/2011 - 2/3/2011	791,680	793,674	1,994
Euro	BB	99,772	2/17/2011	135,032	136,568	1,536
Euro	WBC	205,000	3/16/2011	280,040	280,471	431
Hong Kong Dollar	SSB	485,090	2/1/2011 - 2/7/2011	62,258	62,217	(41)
Indian Rupee	CITI	13,143,520	4/11/2011	284,000	282,661	(1,339)
Indian Rupee	MSC	11,287,050	4/11/2011	244,414	242,737	(1,677)
Israeli Shekel	JPM	915,081	3/16/2011	251,998	246,856	(5,142)
Japanese Yen	SSB	54,170,467	2/1/2011 - 2/3/2011	655,210	659,972	4,762
Malaysian Ringgit	DB	470,066	4/11/2011	153,000	152,889	(111)
Malaysian Ringgit	BB	401,993	4/11/2011	130,445	130,748	303
Mexican Peso	DB	2,591,990	3/28/2011	213,707	212,721	(986)
Mexican Peso	BB	2,465,654	3/28/2011	202,768	202,352	(416)
Mexican Peso	JPM	1,345,772	3/28/2011	111,118	110,445	(673)
Mexican Peso	UBS	3,642,200	3/16/2011	297,000	299,194	2,194
Mexican Peso	CITI	3,430,862	3/16/2011	284,000	281,833	(2,167)
Norwegian Krone	SSB	1,883,242	2/1/2011 - 2/3/2011	324,909	326,080	1,171
Philippines Peso	JPM	12,666,400	4/11/2011	284,000	284,887	887
Philippines Peso	BB	12,303,543	2/7/2011 - 2/18/2011	280,383	277,675	(2,708)
Polish Zloty	SSB	35,199	2/1/2011 - 2/2/2011	12,215	12,260	45
Polish Zloty	CITI	1,665,605	3/16/2011	569,000	578,129	9,129
Russian Ruble	JPM	4,295,500	4/11/2011	142,000	143,327	1,327
Russian Ruble	DB	11,516,605	4/11/2011	373,340	384,273	10,933
Singapore Dollar	SSB	106,280	2/1/2011 - 2/2/2011	83,079	83,077	(2)
South Korea Won	CITI	636,343,802	4/11/2011	567,000	568,511	1,511
Swedish Krona	SSB	387,360	2/1/2011 - 2/3/2011	60,205	60,059	(146)
Turkish Lira	BB	183,664	3/16/2011	123,000	113,807	(9,193)
Turkish Lira	JPM	222,400	3/16/2011	142,000	137,810	(4,190)
Total Purchases				$9,427,775	$9,428,915	$1,140

Sales
Australian Dollar	SSB	13,539	2/1/2011 - 2/3/2011	$13,439	$13,493	($54)
Brazilian Real	UBS	522,000	4/11/2011	303,013	308,559	(5,546)
British Pound	SSB	83,974	2/1/2011	133,568	134,508	(940)
Chilean Peso	HSBC	124,450,913	4/11/2011	249,201	256,236	(7,035)
Chinese Yuan	CITI	4,946,357	3/17/2011	750,131	748,852	1,279
Euro	JPM	625,000	3/16/2011	826,117	855,094	(28,977)
Euro	SSB	477,536	2/1/2011 - 2/2/2011	651,160	653,802	(2,642)
Euro	MSC	496,000	3/16/2011	659,756	678,603	(18,847)
Euro	CSFB	841,345	2/17/2011	1,090,918	1,151,627	(60,709)
Indian Rupee	DB	13,045,900	4/11/2011	280,000	280,562	(562)
Israeli Shekel	JPM	2,037,454	3/16/2011	557,119	549,633	7,486
Japanese Yen	CITI	11,736,442	3/16/2011	142,000	143,062	(1,062)
Japanese Yen	SSB	69,931,733	2/1/2011 - 2/3/2011	848,524	851,995	(3,471)
Japanese Yen	CSFB	15,031,614	3/16/2011	179,000	183,229	(4,229)
Japanese Yen	JPM	8,125,227	3/16/2011	99,000	99,043	(43)
Malaysian Ringgit	UBS	429,618	4/11/2011	140,000	139,733	267
Mexican Peso	DB	6,799,549	3/16/2011	541,408	558,559	(17,151)
Mexican Peso	MSC	5,433,895	2/10/2011	442,572	447,611	(5,039)
Norwegian Krone	SSB	239,577	2/3/2011	41,544	41,482	62
Philippines Peso	UBS	12,458,320	4/11/2011	280,000	280,207	(207)
Polish Zloty	CITI	405,689	3/16/2011	140,000	140,814	(814)
Singapore Dollar	SSB	340,905	2/1/2011 - 2/7/2011	266,052	266,478	(426)
South African Rand	DB	4,364,117	3/29/2011	612,181	602,450	9,731
South Korea Won	UBS	315,755,999	4/11/2011	280,000	282,097	(2,097)
Turkish Lira	DB	371,460	2/2/2011	246,891	231,474	15,417
Total Sales				$9,773,594	$9,899,203	($125,609)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($124,469)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Worldwide Allocation Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Counterparty
BB	-	Barclays Bank
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Partner International Stock Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (99.3%)	Value

Australia (4.9%)
64,875	Australia & New Zealand Banking Group, Ltd.	$1,537,456
225,452	BHP Billiton, Ltd.	10,029,660
95,324	Challenger, Ltd.	436,838
136,344	Fortescue Metals Group, Ltd.[a]	872,004
107,487	Iluka Resources, Ltd.[a]	913,484
240,372	Mount Gibson Iron, Ltd.[a]	508,985
65,318	Newcrest Mining, Ltd.	2,419,174
82,726	Ramsay Health Care, Ltd.	1,410,884
35,315	Rio Tinto, Ltd.	2,972,478
55,514	Woolworths, Ltd.	1,476,888

	Total Australia	22,577,851

Belgium (0.6%)
36,501	Anheuser-Busch InBev NV	2,013,961
5,912	Bekaert SA	591,691

	Total Belgium	2,605,652

Bermuda (0.1%)
40,000	Orient Overseas International, Ltd.	403,316

	Total Bermuda	403,316

Brazil (0.4%)
51,700	Petroleo Brasileiro SA ADR	1,898,941

	Total Brazil	1,898,941

Canada (5.0%)
19,541	Agrium, Inc.	1,726,375
67,644	Brookfield Asset Management, Inc.[b]	2,208,866
22,870	Calfrac Well Services, Ltd.	776,493
11,868	Canadian Imperial Bank of Commerce[b]	903,907
40,102	Canadian National Railway Company	2,718,719
23,200	Centerra Gold, Inc.	372,303
56,414	CGI Group, Inc.[a]	1,085,015
31,760	Enbridge, Inc.[b]	1,841,408
31,618	Finning International, Inc.	920,060
6,600	George Weston, Ltd.	467,220
8,660	Inmet Mining Corporation[b]	645,565
111,635	Kinross Gold Corporation	1,855,009
20,568	Potash Corporation of Saskatchewan, Inc.	3,643,662
23,300	Riocan Real Estate Investment Trust[b]	540,037
18,527	Saputo, Inc.	773,346
16,273	Suncor Energy, Inc.	673,735
42,440	Trican Well Service, Ltd.	929,832
72,753	Viterra, Inc.	850,020

	Total Canada	22,931,572

China (1.3%)
6,837,300	Bank of China, Ltd.	3,571,459
4,219,700	Huaneng Power International, Inc.	2,354,831

	Total China	5,926,290

Cyprus (0.1%)
92,018	Songa Offshore SEa	506,759

	Total Cyprus	506,759

Shares	Common Stock (99.3%)	Value

Denmark (1.1%)
6,395	Coloplast AS	$929,810
10,054	Danisco AS	1,221,930
25,312	Novo Nordisk AS	2,849,875

	Total Denmark	5,001,615

Finland (1.3%)
9,426	Kesko Oyj	452,954
21,489	Kone Oyj	1,171,006
46,065	Sampo Oyj	1,358,142
128,334	Stora Enso Oyj	1,526,566
41,724	UPM-Kymmene Oyj	859,004
9,858	Wartsila Corporation	761,713

	Total Finland	6,129,385

France (8.0%)
261,450	AXA SA	5,533,083
101,600	Cap Gemini SA	5,111,131
10,531	Christian Dior SA	1,445,277
54,978	Compagnie de Saint-Gobain	3,171,299
13,235	Faurecia[a]	459,083
20,017	L’Oreal SA	2,321,942
33,232	Renault SAa	2,172,337
30,538	Rhodia SA	910,930
32,632	Safran SA	1,178,943
9,478	Technip SA	920,757
106,852	Total SA	6,252,407
7,300	Unibail-Rodamco[a]	1,393,662
19,441	Valeo SAa	1,139,532
163,300	Vivendi SA	4,668,135

	Total France	36,678,518

Germany (4.8%)
16,612	Aixtron SE	685,907
15,490	BASF SE	1,192,448
99,732	Daimler AGa	7,295,224
20,900	Deutsche Boerse AG	1,584,016
25,391	Henkel AG & Company KGaA	1,544,836
14,523	MAN AG	1,681,296
20,662	Metro AG	1,455,619
34,665	ProSiebenSat.1 Media AG	1,066,442
31,856	SAP AG ADR	1,842,903
25,615	Siemens AGb	3,283,587
22,069	Suedzucker AG	590,222

	Total Germany	22,222,500

Hong Kong (3.3%)
234,000	Cathay Pacific Airways, Ltd.	591,859
120,500	CLP Holdings, Ltd.	978,032
20,200	Henderson Land Development Company, Ltd. Warrants, 58.00 HKD, expires 6/1/2011[a]	4,301
573,550	Hutchison Whampoa, Ltd.	6,715,885
2,191,300	New World Development Company, Ltd.	4,185,552
365,000	SJM Holdings, Ltd.	613,848
57,445	Swire Pacific, Ltd.	908,676
176,000	Wharf Holdings, Ltd.	1,338,328

	Total Hong Kong	15,336,481

Indonesia (0.5%)
2,278,300	Telekomunikasi Indonesia Tbk PT	1,906,341

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Partner International Stock Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (99.3%)	Value

Indonesia (0.5%) - continued
14,300	Telekomunikasi Indonesia Tbk PT ADR	$480,766

	Total Indonesia	2,387,107

Israel (0.2%)
3,155	Delek Group, Ltd.	709,954

	Total Israel	709,954

Italy (2.9%)
728,700	Enel SPA	4,113,703
128,100	Eni SPA	3,032,817
40,282	Saipem SPA	2,012,639
3,672,425	Telecom Italia SPA	4,372,317

	Total Italy	13,531,476

Japan (21.1%)
97,500	Aeon Company, Ltd.	1,226,731
123,000	All Nippon Airways Co., Ltd.[a]	450,934
58,500	Alps Electric Company, Ltd.	704,006
79,000	Anritsu Corporation[b]	668,947
293,400	Bridgestone Corporation	5,638,815
32,200	Canon, Inc.	1,585,004
201	Central Japan Railway Company	1,697,602
47,000	Credit Saison Company, Ltd.	803,715
143,000	Daicel Chemical Industries, Ltd.	1,040,149
49,000	Daihatsu Motor Company, Ltd.	811,521
214,750	Daiichi Sankyo Company, Ltd.	4,667,881
82,950	Daito Trust Construction Company, Ltd.	5,826,640
934,500	Daiwa Securities Group, Inc.	4,623,721
33,700	Denso Corporation	1,243,200
61,200	East Japan Railway Company	4,042,495
15,700	FamilyMart Company, Ltd.	583,884
33,400	Hamamatsu Photonics KK	1,224,261
326,000	Hitachi, Ltd.	1,783,522
18,200	Honda Motor Company, Ltd.	784,460
5,100	Idemitsu Kosan Company, Ltd.	537,508
315,000	IHI Corporation	715,025
137,800	ITOCHU Corporation	1,499,901
40,300	JTEKT Corporation	505,309
119	Kakaku.com, Inc.	672,237
62,850	Kao Corporation	1,643,961
244,000	Kobe Steel, Ltd.	598,491
16,800	K’s Holdings Corporation	468,287
20,300	Kyocera Corporation	2,117,783
163,000	Marubeni Corporation	1,227,216
280,000	Mitsubishi Electric Corporation	3,094,767
270,000	Mitsubishi Materials Corporation[a]	831,391
42,500	Mitsui & Company, Ltd.	717,382
114,055	MS and AD Insurance Group Holdings, Inc.	2,718,659
26,500	Murata Manufacturing Company, Ltd.	2,012,267
126,300	Nikon Corporation	2,929,161
183,000	Nippon Yusen KK	801,418
646,000	Nissan Motor Company, Ltd.	6,535,924
48,200	Omron Corporation	1,241,914
8,500	Oriental Land Company, Ltd.	782,640
14,290	ORIX Corporation	1,412,091
73,000	Secom Company, Ltd.	3,447,359
72,300	Sega Sammy Holdings, Inc.	1,449,741
40,200	Shin-Etsu Chemical Company, Ltd.	2,263,326
32,000	Sony Corporation	1,101,168

Shares	Common Stock (99.3%)	Value

Japan (21.1%) - continued
332,800	Sumitomo Corporation	$4,794,400
138,900	Sumitomo Electric Industries, Ltd.	2,018,972
28,900	Sumitomo Mitsui Financial Group, Inc.	982,600
885,350	Sumitomo Trust and Banking Company, Ltd.	5,339,706
81,000	Suzuki Motor Corporation	1,966,595
31,200	Takeda Pharmaceutical Company, Ltd.	1,503,864

	Total Japan	97,338,551

Luxembourg (0.3%)
57,635	Subsea 7 SAb	1,407,614

	Total Luxembourg	1,407,614

Netherlands (2.2%)
117,231	Koninklijke (Royal) KPN NV	1,844,928
97,554	Koninklijke DSM NV	5,773,890
8,261	Nutreco NV	587,924
73,969	STMicroelectronics NV	894,666
29,511	Unilever NV	871,937

	Total Netherlands	9,973,345

Norway (2.0%)
742,751	Marine Harvest	836,003
37,725	Seadrill, Ltd.	1,242,434
217,249	Statoil ASA	5,279,241
29,388	Yara International ASA	1,654,783

	Total Norway	9,012,461

Portugal (0.2%)
46,019	Jeronimo Martins SGPS SA	693,876

	Total Portugal	693,876

Singapore (1.9%)
371,000	ComfortDelGro Corporation, Ltd	460,959
72,000	DBS Group Holdings, Ltd.	848,996
91,000	Fraser and Neave, Ltd.	453,748
152,578	Golden Agri-Resources, Ltd. Warrants, 0.54 SGD, expires 7/23/2012[a]	20,872
271,050	Keppel Corporation, Ltd.	2,492,566
177,000	SembCorp Industries, Ltd.	716,772
264,800	Singapore Airlines, Ltd.	3,071,518
500,000	Yangzijiang Shipbuilding Holdings, Ltd.	730,673

	Total Singapore	8,796,104

South Korea (1.9%)
10,200	POSCO	4,144,400
12,980	SK Telecom Company, Ltd.	1,907,484
148,150	SK Telecom Company, Ltd. ADR	2,562,995

	Total South Korea	8,614,879

Spain (2.5%)
151,500	Banco Bilbao Vizcaya Argentaria SA	1,857,534
150,100	Indra Sistemas SA	2,822,575
21,193	Industria de Diseno Textil SA (Inditex)	1,602,506
189,368	International Consolidated Airlines Group SAa	777,734

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Partner International Stock Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (99.3%)	Value

Spain (2.5%) - continued
178,100	Telefonica SA	$4,458,694

	Total Spain	11,519,043

Sweden (1.9%)
76,887	Atlas Copco AB	1,845,535
18,152	Elekta AB	735,164
48,166	Investor AB	1,113,675
127,030	Nordea Bank AB	1,541,296
42,356	Scania AB	950,231
150,668	Volvo ABa	2,611,506

	Total Sweden	8,797,407

Switzerland (11.4%)
60,337	ABB, Ltd.[a]	1,425,455
68,500	Adecco SA	4,436,775
20,625	Aryzta AG	906,783
37,005	Compagnie Financiere Richemont SA	2,014,307
106,850	Credit Suisse Group	4,770,264
4,251	Givaudan SA	4,212,320
40,585	Holcim, Ltd.	2,840,864
193,432	Nestle SA	10,450,308
82,250	Novartis AG	4,578,842
48,136	Roche Holding AG	7,323,316
6,529	Schindler Holding AG	729,429
3,941	Swatch Group AG	1,581,150
68,570	UBS AGa	1,227,701
22,965	Zurich Financial Services AG	6,278,998

	Total Switzerland	52,776,512

Thailand (1.2%)
233,025	Bangkok Bank pcl	1,138,389
384,000	PTT pcl	4,182,489

	Total Thailand	5,320,878

United Kingdom (17.9%)
41,909	AMEC plc	804,723
26,033	Anglo American plc	1,276,297
300,075	ARM Holdings plc	2,472,074
13,356	AstraZeneca plc	651,132
1,150,156	BAE Systems plc	6,300,157
128,354	BG Group plc	2,879,978
79,206	BHP Billiton plc	3,024,279
92,952	British American Tobacco plc	3,432,852
73,919	Burberry Group plc	1,270,287
467,901	Centrica plc	2,395,791
133,111	Compass Group plc	1,183,351
44,643	Croda International plc	1,062,787
30,751	Diageo plc	591,150
260,245	GKN plc	840,554
110,100	GlaxoSmithKline plc	1,987,920
560,170	HSBC Holdings plc	6,107,315
88,950	HSBC Holdings plc ADR	4,860,228
52,018	IMI plc	725,077
18,468	Imperial Tobacco Group plc	527,141
566,769	ITV plc[a]	704,308
204,800	Pearson plc	3,370,031
136,517	Pennon Group plc	1,317,018
30,011	Petrofac, Ltd.	751,597
50,183	Reckitt Benckiser Group plc	2,727,462
56,616	Rio Tinto plc	3,888,021
21,018	Schroders plc	606,586
71,519	Shire plc	1,886,977
54,443	Standard Chartered plc	1,417,829

Shares	Common Stock (99.3%)	Value
United Kingdom (17.9%) - continued
891,805	Tesco plc	$5,748,378
48,633	Unilever plc	1,412,071
2,039,587	Vodafone Group plc	5,723,781
28,373	Whitbread plc	787,836
519,300	WPP plc	6,421,835
45,651	WS Atkins plc	502,600
135,033	Xstrata plc	2,990,604

	Total United Kingdom	82,650,027

United States (0.3%)
19,023	iShares MSCI EAFE Growth Index Fund	1,162,876

	Total United States	1,162,876

	Total Common Stock (cost $391,653,858)	456,910,990

Shares	Collateral Held for Securities Loaned (2.3%)	Value
10,614,394	Thrivent Financial Securities Lending Trust	10,614,394

	Total Collateral Held for Securities Loaned (cost $10,614,394)	10,614,394

Principal Amount	Short-Term Investments (0.5%)[c]	Value
	Golden Funding Corporation
2,272,000	0.280%, 2/1/2011[d]	2,272,000

	Total Short-Term Investments (at amortized cost)	2,272,000

	Total Investments (cost $404,540,252) 102.1%	$469,797,384

	Other Assets and Liabilities, Net (2.1%)	(9,628,318)

	Total Net Assets 100.0%	$460,169,066

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$72,713,102
Gross unrealized depreciation	(7,455,970)

Net unrealized appreciation (depreciation)	$65,257,132

Cost for federal income tax purposes	$404,540,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Partner International Stock Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Partner International Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	69,998,679	–	69,998,679	–
Consumer Staples	45,430,995	–	45,430,995	–
Energy	27,328,010	1,898,941	25,429,069	–
Financials	74,473,389	6,023,104	68,450,285	–
Health Care	29,747,595	–	29,747,595	–
Industrials	74,385,287	–	74,385,287	–
Information Technology	29,518,851	–	29,518,851	–
Materials	69,757,497	–	69,757,497	–
Telecommunications Services	23,926,253	3,043,761	20,882,492	–
Utilities	12,344,434	–	12,344,434	–
Collateral Held for Securities Loaned	10,614,394	10,614,394	–	–
Short-Term Investments	2,272,000	–	2,272,000	–

Total	$469,797,384	$21,580,200	$448,217,184	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Foreign Currency Forward Contracts	23,427	–	23,427	–

Total Asset Derivatives	$23,427	$–	$23,427	$–

Liability Derivatives
Foreign Currency Forward Contracts	15,768	–	15,768	–

Total Liability Derivatives	$15,768	$–	$15,768	$–

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases
Euro	SSB	890,149	2/1/2011 - 2/2/2011	$1,213,888	$1,218,714	$4,826
Japanese Yen	SSB	157,552,469	2/1/2011 - 2/3/2011	1,904,396	1,919,500	15,104
Norwegian Krone	SSB	3,249,052	2/2/2011	559,708	562,567	2,859
Singapore Dollar	SSB	341,730	2/1/2011 - 2/2/2011	267,127	267,122	(5)
Total Purchases				$3,945,119	$3,967,903	$22,784

Sales
British Pound	SSB	274,021	2/1/2011	$435,857	$438,924	($3,067)
Euro	SSB	977,532	2/1/2011 - 2/2/2011	1,334,625	1,338,351	(3,726)
Japanese Yen	SSB	144,694,212	2/1/2011 - 2/3/2011	1,754,491	1,762,844	(8,353)
Singapore Dollar	SSB	347,058	2/1/2011	271,309	271,288	21
Total Sales				$3,796,282	$3,811,407	($15,125)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$7,659

Counterparty

SSB	-	State Street Bank

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Partner International Stock Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011

Thrivent Financial Securities Lending Trust	$19,253,447	$27,446,248	$36,085,301	10,614,394	$10,614,394	$59,165
Total Value and Income Earned	19,253,447				10,614,394	59,165

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Large Cap Growth Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (98.3%)	Value

Consumer Discretionary (15.4%)
37,391	Amazon.com, Inc.[a]	$6,343,009
88,550	Carnival Corporation	3,959,071
62,100	Comcast Corporation	1,412,775
46,650	DIRECTV[a]	1,977,494
79,450	Expedia, Inc.	1,998,962
185,500	Ford Motor Company[a]	2,958,725
40,400	General Motors Corporation[a]	1,474,196
105,700	Goodyear Tire & Rubber Company[a]	1,255,716
36,500	Guess ?, Inc.	1,561,470
66,700	Home Depot, Inc.	2,452,559
91,932	Kohl’s Corporation[a]	4,668,307
26,700	Las Vegas Sands Corporation[a]	1,241,283
16,650	Marriott International, Inc.	657,508
30,200	McDonald’s Corporation	2,224,834
38,400	NIKE, Inc.	3,167,232
53,950	OfficeMax, Inc.[a]	866,977
75,650	Starbucks Corporation	2,385,244
53,000	Target Corporation	2,905,990
77,700	TJX Companies, Inc.	3,682,203
105,400	Walt Disney Company	4,096,898
14,850	Wynn Resorts, Ltd.	1,727,500

	Total Consumer Discretionary	53,017,953

Consumer Staples (3.6%)
87,650	Avon Products, Inc.	2,481,371
93,232	PepsiCo, Inc.	5,995,750
67,500	Philip Morris International, Inc.	3,863,700

	Total Consumer Staples	12,340,821

Energy (9.1%)
19,650	Apache Corporation	2,345,424
61,950	Baker Hughes, Inc.	4,244,194
40,000	Halliburton Company	1,800,000
25,350	Newfield Exploration Company[a]	1,854,860
26,601	Occidental Petroleum Corporation	2,571,785
25,850	Peabody Energy Corporation	1,639,407
97,600	Petrohawk Energy Corporation[a]	1,956,880
21,350	Pioneer Natural Resources Company	2,031,666
102,889	Schlumberger, Ltd.	9,156,092
74,400	Ultra Petroleum Corporation[a]	3,551,112

	Total Energy	31,151,420

Financials (8.3%)
29,000	Bank of New York Mellon Corporation	905,670
25,450	BlackRock, Inc.	5,039,609
96,800	Charles Schwab Corporation	1,747,240
361,500	Citigroup, Inc.[a]	1,742,430
31,471	Goldman Sachs Group, Inc.	5,149,285
14,450	IntercontinentalExchange, Inc.[a]	1,741,080
250,600	Itau Unibanco Holding SA ADR	5,387,900
60,150	J.P. Morgan Chase & Company	2,703,141
147,100	U.S. Bancorp	3,971,700

	Total Financials	28,388,055

Health Care (11.2%)
44,700	Abbott Laboratories	2,018,652
90,800	Aetna, Inc.	2,990,952
51,919	Allergan, Inc.	3,666,001
27,850	Amgen, Inc.[a]	1,533,978

Shares	Common Stock (98.3%)	Value

Health Care (11.2%) - continued
64,390	Celgene Corporation[a]	$3,318,017
51,400	Express Scripts, Inc.[a]	2,895,362
72,528	Gilead Sciences, Inc.[a]	2,783,625
56,100	Hospira, Inc.[a]	3,098,403
21,150	McKesson Corporation	1,589,845
21,800	Medco Health Solutions, Inc.[a]	1,330,236
35,350	Medtronic, Inc.	1,354,612
75,459	Teva Pharmaceutical Industries, Ltd. ADR	4,123,834
101,197	Thermo Fisher Scientific, Inc.[a]	5,795,552
19,850	Watson Pharmaceuticals, Inc.[a]	1,082,222
16,000	WellPoint, Inc.[a]	993,920

	Total Health Care	38,575,211

Industrials (9.4%)
55,750	Boeing Company	3,873,510
9,100	C.H. Robinson Worldwide, Inc.	701,519
20,000	Canadian Pacific Railway, Ltd.	1,342,600
51,200	Caterpillar, Inc.	4,966,912
15,100	Cummins, Inc.	1,598,788
28,300	Deere & Company	2,572,470
16,600	Eaton Corporation	1,792,136
34,900	Emerson Electric Company	2,054,912
12,600	FedEx Corporation	1,138,032
19,600	Navistar International Corporation[a]	1,271,060
26,250	Rockwell Automation, Inc.	2,126,512
31,050	Siemens AG ADR[b]	3,987,131
23,500	Union Pacific Corporation	2,223,805
26,400	United Continental Holdings, Inc.[a]	670,560
25,000	United Technologies Corporation	2,032,500

	Total Industrials	32,352,447

Information Technology (33.4%)
70,952	Apple, Inc.[a]	24,075,433
108,500	ASML Holding NV	4,558,085
68,700	Broadcom Corporation	3,097,683
173,002	Cisco Systems, Inc.[a]	3,658,992
42,050	Cognizant Technology Solutions Corporation[a]	3,067,547
311,806	EMC Corporation[a]	7,760,851
8,450	F5 Networks, Inc.[a]	915,811
22,853	Google, Inc.[a]	13,720,027
66,350	Hewlett-Packard Company	3,031,531
220,250	Marvell Technology Group, Ltd.[a]	4,186,953
329,150	Microsoft Corporation	9,125,684
31,350	NetApp, Inc.[a]	1,715,786
293,864	Oracle Corporation	9,412,464
202,400	QUALCOMM, Inc.	10,955,912
26,600	Research in Motion, Ltd.[a]	1,572,326
108,050	Symantec Corporation[a]	1,902,761
93,100	Visa, Inc.	6,503,035
45,000	VMware, Inc.[a]	3,848,400
95,100	Western Union Company	1,928,628

	Total Information Technology	115,037,909

Materials (5.8%)
5,850	Agrium, Inc.	517,082
29,750	Barrick Gold Corporation	1,413,423
8,950	CF Industries Holdings, Inc.	1,208,608
38,150	Ecolab, Inc.	1,895,673

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Large Cap Growth Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (98.3%)	Value

Materials (5.8%) - continued
19,272	Freeport-McMoRan Copper & Gold, Inc.	$2,095,830
106,000	International Paper Company	3,061,280
12,300	Potash Corporation of Saskatchewan, Inc.	2,186,694
17,300	Syngenta AG ADR	1,118,099
61,550	Teck Resources, Ltd.	3,729,930
82,150	Vale SA SP ADR	2,861,284

	Total Materials	20,087,903

Telecommunications Services (2.1%)
61,350	American Tower Corporation[a]	3,120,261
95,450	NII Holdings, Inc.[a]	4,006,991

	Total Telecommunications Services	7,127,252

	Total Common Stock (cost $291,646,459)	338,078,971

Shares	Collateral Held for Securities Loaned (1.0%)	Value

3,529,500	Thrivent Financial Securities Lending Trust	3,529,500

	Total Collateral Held for Securities Loaned (cost $3,529,500)	3,529,500

Principal Amount	Short-Term Investments (2.4%)[c]	Value

	Barton Capital, LLC
8,274,000	0.190%, 2/1/2011[d]	8,274,000

	Total Short-Term Investments (at amortized cost)	8,274,000

	Total Investments (cost $303,449,959) 101.7%	$349,882,471

	Other Assets and Liabilities, Net (1.7%)	(5,738,336)

	Total Net Assets 100.0%	$344,144,135

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$49,209,900
Gross unrealized depreciation	(2,777,388)

Net unrealized appreciation (depreciation)	$46,432,512

Cost for federal income tax purposes	$303,449,959

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Large Cap Growth Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	53,017,953	53,017,953	–	–
Consumer Staples	12,340,821	12,340,821	–	–
Energy	31,151,420	31,151,420	–	–
Financials	28,388,055	28,388,055	–	–
Health Care	38,575,211	38,575,211	–	–
Industrials	32,352,447	32,352,447	–	–
Information Technology	115,037,909	115,037,909	–	–
Materials	20,087,903	20,087,903	–	–
Telecommunications Services	7,127,252	7,127,252	–	–
Collateral Held for Securities Loaned	3,529,500	3,529,500	–	–
Short-Term Investments	8,274,000	–	8,274,000	–

Total	$349,882,471	$341,608,471	$8,274,000	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011
Thrivent Financial Securities Lending Trust	$2,018,813	$17,593,238	$16,082,551	3,529,500	$3,529,500	$8,487
Total Value and Income Earned	2,018,813				3,529,500	8,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Large Cap Value Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (98.8%)	Value

Consumer Discretionary (7.8%)
72,966	Carnival Corporation	$3,262,310
546,340	Dana Holding Corporation[a]	9,790,413
247,742	Macy’s, Inc.	5,735,227
64,520	Omnicom Group, Inc.	2,895,658
136,450	Time Warner Cable, Inc.	9,255,403
316,996	Walt Disney Company	12,321,635

	Total Consumer Discretionary	43,260,646

Consumer Staples (9.0%)
72,250	Diageo plc ADR	5,548,800
543,016	Kraft Foods, Inc.	16,599,999
265,806	Philip Morris International, Inc.	15,214,735
77,020	Unilever NV ADR	2,282,103
261,080	Walgreen Company	10,558,075

	Total Consumer Staples	50,203,712

Energy (14.4%)
105,734	Apache Corporation	12,620,410
184,910	Baker Hughes, Inc.	12,668,184
144,740	BP plc ADR	6,870,808
198,016	Chevron Corporation	18,797,659
208,786	ConocoPhillips	14,919,847
131,170	ENSCO International plc ADR	7,127,778
36,360	Exxon Mobil Corporation	2,933,525
43,200	Occidental Petroleum Corporation	4,176,576

	Total Energy	80,114,787

Financials (21.9%)
85,400	ACE, Ltd.	5,259,786
75,782	Allstate Corporation	2,359,852
94,050	Ameriprise Financial, Inc.	5,798,183
695,558	Bank of America Corporation	9,550,011
116,970	Capital One Financial Corporation	5,633,275
2,484,960	Citigroup, Inc.[a]	11,977,507
293,290	Comerica, Inc.	11,203,678
18,602	Everest Re Group, Ltd.	1,567,777
270,426	Fifth Third Bancorp	4,021,235
48,520	Goldman Sachs Group, Inc.	7,938,842
313,788	J.P. Morgan Chase & Company	14,101,633
122,620	MetLife, Inc.	5,612,317
198,894	Morgan Stanley	5,847,484
72,080	Northern Trust Corporation	3,746,718
268,764	Principal Financial Group, Inc.	8,807,396
56,322	SVB Financial Group[a]	2,955,215
73,518	Travelers Companies, Inc.	4,136,123
333,400	Unum Group	8,314,996
103,310	Wells Fargo & Company	3,349,310

	Total Financials	122,181,338

Health Care (10.6%)
92,660	Abbott Laboratories	4,184,525
86,020	C.R. Bard, Inc.	8,115,987
184,200	Covidien, Ltd.	8,743,974
83,688	Johnson & Johnson	5,002,032
185,030	Novartis AG ADR[b]	10,335,776
419,398	UnitedHealth Group, Inc.	17,216,288
96,100	Zimmer Holdings, Inc.[a]	5,685,276

	Total Health Care	59,283,858

Industrials (13.6%)
71,108	3M Company	6,251,815

Shares	Common Stock (98.8%)	Value

Industrials (13.6%) - continued
71,450	Boeing Company	$4,964,346
82,270	Caterpillar, Inc.	7,981,013
156,090	Emerson Electric Company	9,190,579
69,510	General Dynamics Corporation	5,241,054
603,370	General Electric Company	12,151,872
118,600	Honeywell International, Inc.	6,642,786
133,760	Norfolk Southern Corporation	8,184,774
123,630	Textron, Inc.	3,250,233
76,206	United Technologies Corporation	6,195,548
103,270	WESCO International, Inc.[a]	5,788,284

	Total Industrials	75,842,304

Information Technology (10.4%)
101,642	Avnet, Inc.[a]	3,620,488
286,580	Corning, Inc.	6,364,942
180,800	EMC Corporation[a]	4,500,112
71,804	International Business Machines Corporation	11,632,248
291,290	Microsoft Corporation	8,076,015
88,650	Oracle Corporation	2,839,460
107,944	Tyco Electronics, Ltd.	3,910,811
1,027,670	Xerox Corporation	10,913,855
184,960	Xilinx, Inc.[b]	5,955,712

	Total Information Technology	57,813,643

Materials (4.8%)
96,430	Allegheny Technologies, Inc.	6,286,272
155,680	Dow Chemical Company	5,523,526
294,102	E.I. du Pont de Nemours and Company	14,905,089

	Total Materials	26,714,887

Telecommunications Services (3.7%)
261,506	AT&T, Inc.	7,196,645
384,200	Verizon Communications, Inc.	13,685,204

	Total Telecommunications Services	20,881,849

Utilities (2.6%)
243,530	American Electric Power Company, Inc.	8,689,151
31,748	Entergy Corporation	2,291,253
154,676	Xcel Energy, Inc.	3,645,713

	Total Utilities	14,626,117

	Total Common Stock (cost $453,485,089)	550,923,141

Shares	Collateral Held for Securities Loaned (3.0%)	Value

16,533,950	Thrivent Financial Securities Lending Trust	16,533,950

	Total Collateral Held for Securities Loaned (cost $16,533,950)	16,533,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Large Cap Value Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Short-Term Investments (1.1%)[c]	Value

	ENI Finance USA, Inc.
5,920,000	0.220%, 2/1/2011[d]	$5,920,000

	Total Short-Term Investments (at amortized cost)	5,920,000

	Total Investments (cost $475,939,039) 102.9%	$573,377,091

	Other Assets and Liabilities, Net (2.9%)	(16,034,863)

	Total Net Assets 100.0%	$557,342,228

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$100,196,606
Gross unrealized depreciation	(2,758,554)

Net unrealized appreciation (depreciation)	$97,438,052

Cost for federal income tax purposes	$475,939,039

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	43,260,646	43,260,646	–	–
Consumer Staples	50,203,712	50,203,712	–	–
Energy	80,114,787	80,114,787	–	–
Financials	122,181,338	122,181,338	–	–
Health Care	59,283,858	59,283,858	–	–
Industrials	75,842,304	75,842,304	–	–
Information Technology	57,813,643	57,813,643	–	–
Materials	26,714,887	26,714,887	–	–
Telecommunications Services	20,881,849	20,881,849	–	–
Utilities	14,626,117	14,626,117	–	–
Collateral Held for Securities Loaned	16,533,950	16,533,950	–	–
Short-Term Investments	5,920,000	–	5,920,000	–

Total	$573,377,091	$567,457,091	$5,920,000	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011
Thrivent Financial
Securities Lending Trust	$17,426,288	$36,325,357	$37,217,695	16,533,950	$16,533,950	$4,829
Total Value and
Income Earned	17,426,288				16,533,950	4,829

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Large Cap Stock Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (97.3%)	Value

Consumer Discretionary (9.2%)
102,600	Amazon.com, Inc.[a]	$17,405,064
477,654	Carnival Corporation	21,355,910
861,580	Dana Holding Corporation[a]	15,439,514
43,700	Darden Restaurants, Inc.	2,058,707
343,450	Expedia, Inc.	8,641,202
286,100	Kohl’s Corporation[a]	14,528,158
397,470	Macy’s, Inc.	9,201,430
100,000	McDonald’s Corporation	7,367,000
101,660	Omnicom Group, Inc.	4,562,501
272,100	Starbucks Corporation	8,579,313
212,710	Time Warner Cable, Inc.	14,428,119
528,300	TJX Companies, Inc.	25,036,137
496,740	Walt Disney Company	19,308,284

	Total Consumer Discretionary	167,911,339

Consumer Staples (9.0%)
65,500	Altria Group, Inc.	1,539,905
420,250	Avon Products, Inc.	11,897,278
181,900	Coca-Cola Company	11,432,415
113,450	Diageo plc ADR	8,712,960
82,200	Kellogg Company	4,134,660
853,960	Kraft Foods, Inc.	26,105,557
383,300	PepsiCo, Inc.	24,650,023
679,939	Philip Morris International, Inc.	38,919,708
332,100	Procter & Gamble Company	20,965,473
412,710	Walgreen Company	16,689,992

	Total Consumer Staples	165,047,971

Energy (11.9%)
283,390	Apache Corporation	33,825,430
580,850	Baker Hughes, Inc.	39,794,034
309,540	BP plc ADR	14,693,864
393,440	Chevron Corporation	37,349,259
324,270	ConocoPhillips	23,172,334
207,360	ENSCO International plc ADR[b]	11,267,943
145,300	Peabody Energy Corporation	9,214,926
279,689	Schlumberger, Ltd.	24,889,524
476,300	Ultra Petroleum Corporation[a]	22,733,799

	Total Energy	216,941,113

Financials (14.9%)
133,620	ACE, Ltd.	8,229,656
146,820	Ameriprise Financial, Inc.	9,051,453
1,091,370	Bank of America Corporation	14,984,510
117,100	BlackRock, Inc.	23,188,142
181,680	Capital One Financial Corporation	8,749,709
3,920,470	Citigroup, Inc.[a]	18,896,665
459,580	Comerica, Inc.	17,555,956
715,330	Fifth Third Bancorp	10,636,957
163,200	Goldman Sachs Group, Inc.	26,702,784
1,113,350	Itau Unibanco Holding SA ADR	23,937,025
488,438	J.P. Morgan Chase & Company	21,950,404
192,250	MetLife, Inc.	8,799,283
314,000	Morgan Stanley	9,231,600
229,380	Northern Trust Corporation	11,923,172
421,953	Principal Financial Group, Inc.	13,827,400
88,950	SVB Financial Group[a]	4,667,207
776,950	U.S. Bancorp	20,977,650
517,910	Unum Group	12,916,675
162,170	Wells Fargo & Company	5,257,551

	Total Financials	271,483,799

Shares	Common Stock (97.3%)	Value

Health Care (10.6%)
144,230	Abbott Laboratories	$6,513,427
480,250	Aetna, Inc.	15,819,435
212,850	Allergan, Inc.	15,029,339
134,130	C.R. Bard, Inc.[b]	12,655,165
202,200	Celgene Corporation[a]	10,419,366
286,710	Covidien, Ltd.	13,610,124
360,650	Hospira, Inc.[a]	19,918,699
128,630	Johnson & Johnson	7,688,215
283,360	Novartis AG ADR[b]	15,828,490
306,850	Teva Pharmaceutical Industries, Ltd. ADR	16,769,352
395,450	Thermo Fisher Scientific, Inc.[a]	22,647,421
659,490	UnitedHealth Group, Inc.	27,072,065
149,580	Zimmer Holdings, Inc.[a]	8,849,153

	Total Health Care	192,820,251

Industrials (9.6%)
113,980	3M Company	10,021,122
335,930	Boeing Company	23,340,416
326,780	Caterpillar, Inc.	31,700,928
246,710	Emerson Electric Company	14,526,285
946,770	General Electric Company	19,067,948
185,470	Honeywell International, Inc.	10,388,175
207,410	Norfolk Southern Corporation	12,691,418
224,650	Siemens AG ADR[b]	28,847,306
194,500	Textron, Inc.[b]	5,113,405
119,800	United Technologies Corporation	9,739,740
162,330	WESCO International, Inc.[a]	9,098,596

	Total Industrials	174,535,339

Information Technology (22.9%)
202,928	Apple, Inc.[a]	68,857,529
406,950	ASML Holding NV	17,095,970
189,600	Broadcom Corporation[c]	8,549,064
104,250	Cognizant Technology Solutions Corporation[a]	7,605,038
447,660	Corning, Inc.	9,942,529
1,495,470	EMC Corporation[a]	37,222,248
70,092	Google, Inc.[a]	42,080,433
237,100	Hewlett-Packard Company	10,833,099
112,680	International Business Machines Corporation	18,254,160
904,900	Marvell Technology Group, Ltd.[a]	17,202,149
1,513,730	Microsoft Corporation	41,968,164
933,900	Oracle Corporation	29,912,817
687,350	QUALCOMM, Inc.	37,206,255
361,870	Tyco Electronics, Ltd.	13,110,550
275,050	Visa, Inc.	19,212,242
139,800	VMware, Inc.[a]	11,955,696
1,621,680	Xerox Corporation	17,222,242
288,520	Xilinx, Inc.[b]	9,290,344

	Total Information Technology	417,520,529

Materials (4.9%)
149,120	Allegheny Technologies, Inc.[b]	9,721,133
243,180	Dow Chemical Company	8,628,026
459,401	E.I. du Pont de Nemours and Company	23,282,443
610,900	International Paper Company	17,642,792
272,050	Teck Resources, Ltd.	16,486,230
371,800	Vale SA SP ADR	12,949,794

	Total Materials	88,710,418

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Large Cap Stock Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (97.3%)	Value

Telecommunications Services (2.9%)
407,740	AT&T, Inc.	$11,221,005
472,850	NII Holdings, Inc.[a]	19,850,243
612,770	Verizon Communications, Inc.	21,826,867

	Total Telecommunications Services	52,898,115

Utilities (1.4%)
636,330	American Electric Power Company, Inc.	22,704,254
161,620	Xcel Energy, Inc.	3,809,384

	Total Utilities	26,513,638

	Total Common Stock (cost $1,494,647,569)	1,774,382,512

Shares	Collateral Held for Securities Loaned (2.5%)	Value

45,987,346	Thrivent Financial Securities Lending Trust	45,987,346

	Total Collateral Held for Securities Loaned (cost $45,987,346)	45,987,346

Principal Amount	Short-Term Investments (3.6%)[d]	Value

	Barclays Bank plc Repurchase Agreement
18,304,000	0.210%, 2/1/2011[e]	18,304,000
	ENI Finance USA, Inc.
3,316,000	0.220%, 2/1/2011[f]	3,316,000
	Federal Home Loan Bank Discount Notes
13,525,000	0.153%, 2/11/2011[f]	13,524,422
	Federal Home Loan Mortgage Corporation Discount Notes
3,700,000	0.200%, 3/14/2011[f,g]	3,699,174
	Merrill Lynch Repurchase Agreement
10,534,000	0.210%, 2/1/2011[h]	10,534,000
	Nieuw Amsterdam Receivables Corporation
15,513,000	0.200%, 2/1/2011[f]	15,513,000

	Total Short-Term Investments (at amortized cost)	64,890,596

	Total Investments (cost $1,605,525,511) 103.4%	$1,885,260,454

	Other Assets and Liabilities, Net (3.4%)	(61,641,793)

	Total Net Assets 100.0%	$1,823,618,661

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security was earmarked to cover written options.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	Repurchase agreement dated January 31, 2011, $18,304,107 maturing February 1, 2011, collateralized by $18,670,087 U.S. Treasury Note, 4.625% due November 15, 2016.

f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
g	At January 31, 2011, $3,499,218 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
h	Repurchase agreement dated January 31, 2011, $10,534,061 maturing February 1, 2011, collateralized by $10,744,726 U.S. Treasury Note, 0.875% due May 31, 2011.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$293,776,829
Gross unrealized depreciation	(14,041,886)

Net unrealized appreciation (depreciation)	$279,734,943

Cost for federal income tax purposes	$1,605,525,511

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Large Cap Stock Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	167,911,339	167,911,339	–	–
Consumer Staples	165,047,971	165,047,971	–	–
Energy	216,941,113	216,941,113	–	–
Financials	271,483,799	271,483,799	–	–
Health Care	192,820,251	192,820,251	–	–
Industrials	174,535,339	174,535,339	–	–
Information Technology	417,520,529	417,520,529	–	–
Materials	88,710,418	88,710,418	–	–
Telecommunications Services	52,898,115	52,898,115	–	–
Utilities	26,513,638	26,513,638	–	–
Collateral Held for Securities Loaned	45,987,346	45,987,346	–	–
Short-Term Investments	64,890,596	–	64,890,596	–

Total	$1,885,260,454	$1,820,369,858	$64,890,596	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Call Options Written	5,500	5,500	–	–

Total Asset Derivatives	$5,500	$5,500	$–	$–

Liability Derivatives
Futures Contracts	610	610	–	–

Total Liability Derivatives	$610	$610	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	21	March 2011	$6,733,210	$6,732,600	($610)
Total Futures Contracts					($610)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures	50	$1,310.00	February 2011	($14,375)	$5,500
Total Call Options Written				($14,375)	$5,500

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011
Thrivent Financial Securities Lending Trust	$67,901,380	$188,237,521	$210,151,555	45,987,346	$45,987,346	$68,488
Total Value and Income Earned	67,901,380				45,987,346	68,488

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Balanced Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (64.7%)	Value

Consumer Discretionary (8.4%)
8,200	Autoliv, Inc.	$629,760
42,600	Carnival Corporation	1,904,646
89,700	Comcast Corporation	2,040,675
17,200	Cooper Tire & Rubber Company	393,192
14,150	Dollar Tree, Inc.[a]	715,707
90,400	Leapfrog Enterprises, Inc.[a]	348,944
31,000	Macy’s, Inc.	717,650
5,100	Panera Bread Company[a]	487,356
17,400	Signet Jewelers, Ltd.[a]	739,152
112,800	Staples, Inc.	2,516,568
29,600	Time Warner Cable, Inc.	2,007,768
57,000	TJX Companies, Inc.	2,701,230
52,700	Walt Disney Company	2,048,449
24,100	Wyndham Worldwide Corporation	677,933

	Total Consumer Discretionary	17,929,030

Consumer Staples (6.2%)
28,700	British American Tobacco plc ADR[b]	2,127,244
27,600	Colgate-Palmolive Company	2,118,852
120,300	Diageo plc	2,312,620
10,800	Herbalife, Ltd.	705,564
20,000	Kellogg Company	1,006,000
41,512	Procter & Gamble Company	2,620,652
55,800	Walgreen Company	2,256,552

	Total Consumer Staples	13,147,484

Energy (8.9%)
10,800	Alpha Natural Resources, Inc.[a]	580,284
16,500	Apache Corporation	1,969,440
41,200	Baker Hughes, Inc.	2,822,612
46,000	BP plc ADR	2,183,620
12,800	ENSCO International plc ADR	695,552
22,800	EOG Resources, Inc.	2,425,692
17,400	Forest Oil Corporation[a]	675,120
81,800	International Coal Group, Inc.[a]	756,650
25,900	James River Coal Company[a]	582,362
30,200	Peabody Energy Corporation	1,915,284
33,600	Schlumberger, Ltd.	2,990,064
16,800	Swift Energy Company[a]	716,688
5,900	Whiting Petroleum Corporation[a]	745,052

	Total Energy	19,058,420

Financials (9.2%)
10,600	BlackRock, Inc.	2,099,012
410,400	Citigroup, Inc.[a]	1,978,128
135,400	Fifth Third Bancorp	2,013,398
18,400	Franklin Resources, Inc.	2,219,960
5,900	iShares Russell 2000 Index Fund[b]	459,905
21,200	Lazard, Ltd.	884,464
83,700	Morgan Stanley	2,460,780
79,900	Ocwen Financial Corporation[a]	806,990
206,800	Popular, Inc.[a]	663,828
65,800	Principal Financial Group, Inc.	2,156,266
36,000	Prudential Financial, Inc.	2,214,360
37,600	Texas Capital Bancshares, Inc.[a]	917,064
33,600	Zions Bancorporation	792,288

	Total Financials	19,666,443

Health Care (7.7%)
33,000	Biogen Idec, Inc.[a]	2,160,510
2,700	C.R. Bard, Inc.	254,745

Shares	Common Stock (64.7%)	Value

Health Care (7.7%) - continued
15,400	Covance, Inc.[a]	$868,252
46,900	Covidien, Ltd.	2,226,343
14,600	Hospira, Inc.[a]	806,358
125,000	Pfizer, Inc.	2,277,500
13,000	Teva Pharmaceutical Industries, Ltd. ADR	710,450
39,200	Thermo Fisher Scientific, Inc.[a]	2,244,984
12,600	United Therapeutics Corporation[a]	856,548
59,700	UnitedHealth Group, Inc.	2,450,685
10,300	Waters Corporation[a]	786,817
15,600	Watson Pharmaceuticals, Inc.[a]	850,512

	Total Health Care	16,493,704

Industrials (8.4%)
17,700	BE Aerospace, Inc.[a]	684,813
33,200	Boeing Company	2,306,736
36,600	CSX Corporation	2,583,960
7,300	EMCOR Group, Inc.[a]	221,044
18,250	FTI Consulting, Inc.[a]	665,577
44,300	Honeywell International, Inc.	2,481,243
34,500	Knight Transportation, Inc.	657,570
55,000	Manitowoc Company, Inc.	738,650
10,500	Manpower, Inc.	677,985
18,600	Oshkosh Corporation[a]	705,126
27,400	Parker Hannifin Corporation	2,449,834
22,300	Republic Services, Inc.	687,732
19,400	Shaw Group, Inc.[a]	732,738
30,300	United Technologies Corporation	2,463,390

	Total Industrials	18,056,398

Information Technology (11.6%)
40,300	Accenture plc	2,074,241
6,100	Apple, Inc.[a]	2,069,852
53,378	Atmel Corporation[a]	722,738
124,800	Brocade Communications[a]	703,872
22,800	CommVault Systems, Inc.[a]	704,292
84,300	EMC Corporation[a]	2,098,227
8,822	Equinix, Inc.[a]	780,041
69,700	Microsoft Corporation	1,932,433
36,500	Nuance Communications, Inc.[a]	742,045
42,300	NVIDIA Corporation[a]	1,011,816
22,800	Plexus Corporation[a]	616,512
17,200	Polycom, Inc.[a]	754,220
48,900	Teradyne, Inc.[a]	815,652
59,700	Texas Instruments, Inc.	2,024,427
56,400	Tyco Electronics, Ltd.	2,043,372
20,992	VMware, Inc.[a]	1,795,236
64,900	Xilinx, Inc.	2,089,780
116,900	Yahoo!, Inc.[a]	1,884,428

	Total Information Technology	24,863,184

Materials (2.0%)
16,300	Freeport-McMoRan Copper &
	Gold, Inc.	1,772,625
31,900	Newmont Mining Corporation	1,756,733
5,100	Walter Energy, Inc.	664,377

	Total Materials	4,193,735

Utilities (2.3%)
44,300	American Electric Power
	Company, Inc.	1,580,624
36,700	Exelon Corporation	1,560,117
23,200	Southwest Gas Corporation	863,968

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Balanced Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Shares	Common Stock (64.7%)	Value

Utilities (2.3%) - continued
37,000	Xcel Energy, Inc.	$872,090

	Total Utilities	4,876,799

	Total Common Stock (cost $117,920,124)	138,285,197

Principal Amount	Long-Term Fixed Income (36.2%)	Value

Asset-Backed Securities (1.9%)
	Carrington Mortgage Loan Trust
150,000	0.410%, 8/25/2036[c]	60,427
	Countrywide Asset-Backed Certificates
277,108	5.549%, 8/25/2021[d]	222,429
	First Horizon ABS Trust
544,429	0.390%, 10/25/2026[c,d]	404,182
	GMAC Mortgage Corporation Loan Trust
625,196	0.440%, 8/25/2035[c,d]	361,164
573,563	0.440%, 12/25/2036[c,d]	398,430
	Goldman Sachs Alternative Mortgage Products Trust
242,095	0.340%, 8/25/2036[c]	224,432
	Green Tree Financial Corporation
294,126	6.330%, 11/1/2029	298,200
	Popular ABS Mortgage Pass-Through Trust
250,000	5.297%, 11/25/2035	218,109
	Renaissance Home Equity Loan Trust
1,233,566	5.608%, 5/25/2036	1,059,228
500,000	5.285%, 1/25/2037	398,974
	Wachovia Asset Securitization, Inc.
717,716	0.400%, 7/25/2037[c,d,e]	545,464

	Total Asset-Backed Securities	4,191,039

Basic Materials (0.8%)
	ArcelorMittal
250,000	6.125%, 6/1/2018	265,955
200,000	5.250%, 8/5/2020	198,524
	Dow Chemical Company
200,000	8.550%, 5/15/2019	249,653
	Gold Fields Orogen Holding BVI, Ltd.
200,000	4.875%, 10/7/2020[f]	192,881
	Noble Group, Ltd.
300,000	6.750%, 1/29/2020[f]	321,066
	Rio Tinto Finance USA, Ltd.
200,000	9.000%, 5/1/2019	265,141
	Vale Overseas, Ltd.
200,000	4.625%, 9/15/2020	196,263

	Total Basic Materials	1,689,483

Capital Goods (0.3%)
	Hutchinson Whampoa Finance, Ltd.
250,000	5.750%, 9/11/2019[f]	270,044
	Republic Services, Inc.
100,000	5.000%, 3/1/2020	104,600
200,000	5.250%, 11/15/2021	210,940

Principal Amount	Long-Term Fixed Income (36.2%)	Value

Capital Goods (0.3%) - continued
	Textron, Inc.
$100,000	7.250%, 10/1/2019	$115,397

	Total Capital Goods	700,981

Collateralized Mortgage Obligations (1.2%)
	Banc of America Mortgage Securities, Inc.
719,142	3.184%, 9/25/2035	616,799
	Bear Stearns Mortgage Funding Trust
179,275	0.540%, 8/25/2036[c]	38,631
	HomeBanc Mortgage Trust
512,361	5.926%, 4/25/2037	343,625
	J.P. Morgan Alternative Loan Trust
533,334	4.533%, 3/25/2036	359,364
	J.P. Morgan Mortgage Trust
107,813	5.676%, 6/25/2036	106,661
	Merrill Lynch Mortgage Investors, Inc.
674,753	2.752%, 6/25/2035	603,293
	Thornburg Mortgage Securities Trust
371,562	0.370%, 11/25/2046[c]	368,552

	Total Collateralized Mortgage Obligations	2,436,925

Commercial Mortgage-Backed Securities (3.8%)
	Bear Stearns Commercial Mortgage Securities, Inc.
250,000	5.613%, 6/11/2050	260,116
1,500,000	0.411%, 3/15/2022[c,e]	1,432,626
491,001	4.487%, 2/11/2041	499,281
	Citigroup/Deutsche Bank Commercial Mortgage
250,000	5.322%, 12/11/2049	260,372
	Commercial Mortgage Pass- Through Certificates
1,000,000	0.391%, 12/15/2020[c,e]	915,581
750,000	0.441%, 6/15/2022[c,e]	693,870
	Credit Suisse Mortgage Capital Certificates
1,489,248	0.431%, 10/15/2021[c,f]	1,422,585
	Government National Mortgage Association
689,956	3.214%, 1/16/2040	714,032
	GS Mortgage Securities Corporation II
1,000,000	1.390%, 3/6/2020[c,f]	980,969
	Morgan Stanley Capital I, Inc.
500,000	4.970%, 4/14/2040	531,604
	Wachovia Bank Commercial Mortgage Trust
375,000	5.765%, 7/15/2045	406,980
	WaMu Commercial Mortgage Securities Trust
73,864	3.830%, 1/25/2035[f]	74,445

	Total Commercial Mortgage- Backed Securities	8,192,461

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Balanced Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (36.2%)	Value

Communications Services (1.1%)
	America Movil SAB de CV
$200,000	5.000%, 3/30/2020	$207,427
	American Tower Corporation
200,000	5.050%, 9/1/2020	197,304
	CBS Corporation
200,000	8.875%, 5/15/2019	251,547
	Crown Castle Towers, LLC
200,000	6.113%, 1/15/2020[f]	212,600
200,000	4.883%, 8/15/2020[f]	195,538
	Frontier Communications Corporation
120,000	6.250%, 1/15/2013	127,200
	News America, Inc.
75,000	7.280%, 6/30/2028	82,200
125,000	6.400%, 12/15/2035	131,074
	Rogers Communications, Inc.
40,000	8.750%, 5/1/2032	51,244
	SBA Tower Trust
200,000	5.101%, 4/15/2017[f]	210,048
	Telecom Italia Capital SA
200,000	5.250%, 10/1/2015	204,502
	Telefonica Emisiones SAU
100,000	5.134%, 4/27/2020	99,296
	Time Warner Cable, Inc.
200,000	8.750%, 2/14/2019	253,658
	Verizon Communications, Inc.
100,000	8.950%, 3/1/2039	138,846

	Total Communications Services	2,362,484

Consumer Cyclical (0.6%)
	CVS Caremark Corporation
250,000	6.125%, 9/15/2039	258,413
	Ford Motor Credit Company, LLC
150,000	7.000%, 4/15/2015	164,928
	Nissan Motor Acceptance Corporation
315,000	5.625%, 3/14/2011[f]	314,647
200,000	4.500%, 1/30/2015[f]	209,097
	Toyota Motor Credit Corporation
100,000	4.250%, 1/11/2021	100,909
	Wal-Mart Stores, Inc.
230,000	5.875%, 4/5/2027	247,298

	Total Consumer Cyclical	1,295,292

Consumer Non-Cyclical (0.7%)
	Altria Group, Inc.
200,000	9.700%, 11/10/2018	259,383
	AmerisourceBergen Corporation
200,000	4.875%, 11/15/2019	206,405
	Amgen, Inc.
200,000	3.450%, 10/1/2020	189,399
	Anheuser-Busch InBev Worldwide, Inc.
200,000	5.375%, 11/15/2014[f]	221,860
100,000	2.875%, 2/15/2016	100,137
	HCA, Inc.
150,000	9.250%, 11/15/2016	161,437
	Kraft Foods, Inc.
250,000	5.375%, 2/10/2020	266,641

Principal Amount	Long-Term Fixed Income (36.2%)	Value

Consumer Non-Cyclical (0.7%) - continued
	Life Technologies Corporation
$200,000	4.400%, 3/1/2015	$208,092

	Total Consumer Non-Cyclical	1,613,354

Energy (0.7%)
	CenterPoint Energy Resources Corporation
300,000	6.125%, 11/1/2017	341,040
	NuStar Logistics, LP
200,000	4.800%, 9/1/2020	196,081
	Petrobras International Finance Company
200,000	5.375%, 1/27/2021	201,149
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
111,525	5.832%, 9/30/2016[f]	120,001
	Schlumberger Norge AS
100,000	4.200%, 1/15/2021[f]	100,565
	Transocean, Inc.
200,000	7.375%, 4/15/2018	227,240
	Valero Energy Corporation
200,000	6.125%, 2/1/2020	217,496

	Total Energy	1,403,572

Financials (5.7%)
	AMB Property, LP
200,000	6.125%, 12/1/2016	219,646
	Axis Specialty Finance, LLC
250,000	5.875%, 6/1/2020	250,658
	Bank of America Corporation
150,000	6.500%, 8/1/2016	166,034
260,000	5.625%, 7/1/2020	267,384
100,000	5.875%, 1/5/2021[b]	104,695
	Barclays Bank plc
200,000	2.375%, 1/13/2014	200,657
	Barclays Bank plc, Convertible
500,000	1.000%, 6/25/2017[g]	550,550
	Bear Stearns Companies, Inc.
200,000	6.400%, 10/2/2017	227,305
	Blackstone Holdings Finance Company, LLC
150,000	6.625%, 8/15/2019[f]	156,389
	Boston Properties, LP
200,000	4.125%, 5/15/2021	191,325
	Capital One Bank USA NA
100,000	8.800%, 7/15/2019	124,125
	Capital One Capital V
150,000	10.250%, 8/15/2039	162,188
	Citigroup, Inc.
250,000	2.286%, 8/13/2013[c]	255,397
200,000	6.500%, 8/19/2013	220,348
	CNA Financial Corporation
200,000	6.500%, 8/15/2016	216,237
	Corestates Capital Trust I
375,000	8.000%, 12/15/2026[f]	375,110
	Credit Suisse New York, NY
150,000	2.200%, 1/14/2014	150,283
	Credit Suisse Securities USA, LLC, Convertible
300,000	1.000%, 4/28/2017[g]	298,170
	Fifth Third Bancorp
50,000	3.625%, 1/25/2016	50,382

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Balanced Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (36.2%)	Value

Financials (5.7%) - continued
$200,000	5.450%, 1/15/2017	$208,798
	General Electric Capital Corporation
100,000	6.000%, 8/7/2019	111,041
200,000	4.375%, 9/16/2020	194,328
	Goldman Sachs Group, Inc., Convertible
4,750	Zero Coupon, 11/7/2011[f,h]	130,069
500,000	1.000%, 1/31/2015[g]	462,381
	Health Care REIT, Inc.
200,000	6.125%, 4/15/2020	212,918
	HSBC Holdings plc
165,000	6.500%, 5/2/2036	167,394
	International Lease Finance Corporation
100,000	8.625%, 9/15/2015[f]	111,500
	Liberty Property, LP
200,000	5.500%, 12/15/2016	218,035
	Lincoln National Corporation
150,000	8.750%, 7/1/2019	188,318
	Macquarie Group, Ltd.
200,000	6.250%, 1/14/2021[f]	200,578
	Merrill Lynch & Company, Inc.
200,000	6.875%, 4/25/2018	221,678
	Morgan Stanley
200,000	7.300%, 5/13/2019	222,641
200,000	5.500%, 1/26/2020	199,593
	MUFG Capital Finance 1, Ltd.
200,000	6.346%, 7/29/2049[i]	204,916
	Nationwide Building Society
200,000	6.250%, 2/25/2020[b,f]	201,640
	Nomura Holdings, Inc.
200,000	4.125%, 1/19/2016	199,376
	Nordea Bank AB
200,000	4.875%, 1/27/2020[f]	203,272
	PNC Funding Corporation
200,000	5.125%, 2/8/2020	209,476
	Principal Financial Group, Inc.
200,000	8.875%, 5/15/2019	253,883
	Prudential Financial, Inc.
250,000	6.100%, 6/15/2017	280,708
100,000	5.700%, 12/14/2036	98,136
	Rabobank Capital Funding II
101,000	5.260%, 12/29/2049[f,i]	99,105
	Rabobank Nederland NV
300,000	4.750%, 1/15/2020[f]	309,260
	Reinsurance Group of America, Inc.
300,000	5.625%, 3/15/2017	312,594
	Royal Bank of Scotland Group plc
200,000	6.400%, 10/21/2019	200,240
	Simon Property Group, LP
200,000	4.375%, 3/1/2021	197,347
	SLM Corporation
100,000	6.250%, 1/25/2016	100,188
100,000	8.000%, 3/25/2020	104,250
	Swiss RE Capital I, LP
275,000	6.854%, 5/29/2049[b,f,i]	269,012
	TNK-BP Finance SA
200,000	6.250%, 2/2/2015[f]	211,250
	Travelers Companies, Inc.
105,000	6.250%, 6/15/2037	113,424

Principal Amount	Long-Term Fixed Income (36.2%)	Value

Financials (5.7%) - continued
	UnitedHealth Group, Inc.
$150,000	6.500%, 6/15/2037	$164,081
	USB Capital XIII Trust
200,000	6.625%, 12/15/2039	208,030
	Wachovia Bank NA
285,000	4.875%, 2/1/2015	303,970
	Wachovia Corporation
150,000	5.250%, 8/1/2014	162,102
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
225,000	6.750%, 9/2/2019[f]	253,191
	Westpac Banking Corporation
200,000	2.250%, 11/19/2012	203,823
	Willis North America, Inc.
220,000	6.200%, 3/28/2017	226,554

	Total Financials	12,125,983

Foreign Government (0.5%)
	Chile Government International Bond
200,000	3.875%, 8/5/2020[b]	194,500
	Corporacion Andina de Fomento
500,000	5.750%, 1/12/2017	533,729
	Peru Government International Bond
150,000	5.625%, 11/18/2050	139,875
	Qatar Government International Bond
200,000	4.000%, 1/20/2015[f]	208,000

	Total Foreign Government	1,076,104

Mortgage-Backed Securities (7.5%)
	Federal National Mortgage Association Conventional 15-
	Yr. Pass Through
3,500,000	3.500%, 2/1/2026[j]	3,519,687
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,125,000	4.500%, 2/1/2041[j]	4,217,169
	Federal National Mortgage Association Conventional 30-Yr. Pass-Through
4,600,000	5.500%, 2/1/2041[j]	4,916,250
2,000,000	6.000%, 2/1/2041[j]	2,172,812
1,000,000	6.500%, 2/1/2041[j]	1,112,812

	Total Mortgage-Backed Securities	15,938,730

Technology (0.1%)
	Affiliated Computer Services, Inc.
200,000	5.200%, 6/1/2015	215,157

	Total Technology	215,157

Transportation (0.7%)
	American Airlines Pass Through Trust
97,953	10.375%, 7/2/2019	117,298
	Continental Airlines, Inc.
194,475	7.250%, 11/10/2019	215,867
	CSX Corporation
200,000	3.700%, 10/30/2020	189,145

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Balanced Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (36.2%)	Value

Transportation (0.7%) - continued
	Delta Air Lines, Inc.
$100,000	4.950%, 11/23/2019[b]	$101,750
195,241	7.750%, 12/17/2019	216,718
	ERAC USA Finance, LLC
200,000	5.250%, 10/1/2020[f]	206,513
	FedEx Corporation
295,686	6.720%, 1/15/2022	318,061
	United Air Lines, Inc.
188,861	10.400%, 11/1/2016	218,607

	Total Transportation	1,583,959

U.S. Government and Agencies (8.9%)
	U.S. Treasury Bonds
1,150,000	4.625%, 2/15/2040	1,162,579
	U.S. Treasury Notes
6,200,000	2.000%, 7/31/2011	6,213,076
3,750,000	0.625%, 12/31/2012	3,756,008
500,000	3.500%, 5/31/2013	532,812
500,000	1.125%, 6/15/2013	504,725
2,250,000	1.500%, 12/31/2013	2,286,387
350,000	2.375%, 9/30/2014	363,672
200,000	3.500%, 2/15/2039	166,156
	U.S. Treasury Notes, TIPS
1,164,687	2.500%, 7/15/2016	1,323,831
1,280,925	1.875%, 7/15/2019	1,399,710
1,375,303	1.125%, 1/15/2021	1,382,824

	Total U.S. Government and Agencies	19,091,780

U.S. Municipals (0.1%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
150,000	6.718%, 1/1/2049	146,082

	Total U.S. Municipals	146,082

Utilities (1.6%)
	Abu Dhabi National Energy Company
150,000	6.250%, 9/16/2019[f]	155,649
	Buckeye Partners, LP
100,000	4.875%, 2/1/2021	99,798
	Cleveland Electric Illuminating Company
245,000	5.700%, 4/1/2017	262,624
	Enterprise Products Operating, LLC
200,000	5.200%, 9/1/2020	206,698
	Exelon Generation Company, LLC
145,000	5.750%, 10/1/2041	133,391
	FirstEnergy Solutions Corporation
150,000	4.800%, 2/15/2015	157,880
	ITC Holdings Corporation
225,000	6.050%, 1/31/2018[f]	246,003
	MidAmerican Energy Holdings Company
225,000	6.500%, 9/15/2037	248,660
	NiSource Finance Corporation
100,000	6.125%, 3/1/2022	110,372
	ONEOK Partners, LP
200,000	8.625%, 3/1/2019	250,257

Principal Amount	Long-Term Fixed Income (36.2%)	Value

Utilities (1.6%) - continued
	Pennsylvania Electric Company
$200,000	5.200%, 4/1/2020	$205,413
	Petrobras International Finance Company
250,000	5.750%, 1/20/2020	258,119
	Power Receivables Finance, LLC
122,035	6.290%, 1/1/2012[e]	122,067
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
288,390	5.298%, 9/30/2020[f]	306,414
	Union Electric Company
350,000	6.400%, 6/15/2017	398,785
	Williams Partners, LP
200,000	5.250%, 3/15/2020	206,124

	Total Utilities	3,368,254

	Total Long-Term Fixed Income (cost $77,646,989)	77,431,640

Shares	Mutual Funds (0.8%)	Value

Fixed Income Mutual Funds (0.8%)
366,132	Thrivent High Yield Fund	1,801,370

	Total Fixed Income Mutual Funds	1,801,370

	Total Mutual Funds (cost $1,400,000)	1,801,370

Shares	Preferred Stock (0.1%)	Value

Financials (0.1%)
1,150	Citigroup, Inc., Convertible,
	7.500%	158,263
12,000	Federal National Mortgage Association, 8.250%[a,i]	19,080
4,000	HSBC Holdings plc, 8.000%[i]	108,360

	Total Financials	285,703

	Total Preferred Stock (cost $392,431)	285,703

Contracts	Options Purchased (<0.1%)	Value

	Call on 10-Yr. U.S. Treasury Bond Futures
20	$121.50, expires 2/19/2011	$11,250
20	$122.50, expires 2/19/2011	15,312
15	$122.50, expires 2/19/2011	4,219

	Total Options Purchased (cost $49,227)	30,781

Shares	Collateral Held for Securities Loaned (0.8%)	Value

1,665,900	Thrivent Financial Securities Lending Trust	1,665,900

	Total Collateral Held for Securities Loaned (cost $1,665,900)	1,665,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Balanced Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Short-Term Investments (4.4%)[k]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.155%, 2/11/2011[l]	$4,999,785
	Federal Home Loan Mortgage Corporation Discount Notes
400,000	0.200%, 3/14/2011[l,m,n]	399,911
	Federal National Mortgage Association Discount Notes
4,000,000	0.090%, 2/1/2011[l]	4,000,000

	Total Short-Term Investments (at amortized cost)	9,399,696

	Total Investments (cost $208,474,367) 107.0%	$228,900,287

	Other Assets and Liabilities, Net (7.0%)	(15,044,740)

	Total Net Assets 100.0%	$213,855,547

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2011.
d	All or a portion of the security is insured or guaranteed.
e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Fund owned as of January 31, 2011.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$1,500,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	750,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	1,000,000
Power Receivables Finance, LLC	9/30/2003	122,349
Wachovia Asset Securitization, Inc.	3/16/2007	717,716

f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2011, the value of these investments was $8,489,301 or 4.0% of total net assets.
g	Denotes equity-linked structured securities. These securities are linked to the S&P 500 Index.
h	Security is displayed in shares. This security is an Equity-Linked Structured Security. This security is linked to the common stock of Microsoft Corporation.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes investments purchased on a when-issued or delayed delivery basis.
k	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
l	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
m	At January 31, 2011, $299,933 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At January 31, 2011, $99,978 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$23,909,845
Gross unrealized depreciation	(3,483,925)

Net unrealized appreciation (depreciation)	$20,425,920
Cost for federal income tax purposes	$208,474,367

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Balanced Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Balanced Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	17,929,030	17,929,030	–	–
Consumer Staples	13,147,484	10,834,864	2,312,620	–
Energy	19,058,420	19,058,420	–	–
Financials	19,666,443	19,666,443	–	–
Health Care	16,493,704	16,493,704	–	–
Industrials	18,056,398	18,056,398	–	–
Information Technology	24,863,184	24,863,184	–	–
Materials	4,193,735	4,193,735	–	–
Utilities	4,876,799	4,876,799	–	–
Long-Term Fixed Income
Asset-Backed Securities	4,191,039	–	3,645,575	545,464
Basic Materials	1,689,483	–	1,689,483	–
Capital Goods	700,981	–	700,981	–
Collateralized Mortgage Obligations	2,436,925	–	2,436,925	–
Commercial Mortgage-Backed
Securities	8,192,461	–	8,192,461	–
Communications Services	2,362,484	–	2,362,484	–
Consumer Cyclical	1,295,292	–	1,295,292	–
Consumer Non-Cyclical	1,613,354	–	1,613,354	–
Energy	1,403,572	–	1,403,572	–
Financials	12,125,983	–	11,147,194	978,789
Foreign Government	1,076,104	–	1,076,104	–
Mortgage-Backed Securities	15,938,730	–	15,938,730	–
Technology	215,157	–	215,157	–
Transportation	1,583,959	–	815,469	768,490
U.S. Government and Agencies	19,091,780	–	19,091,780	–
U.S. Municipals	146,082	–	146,082	–
Utilities	3,368,254	–	3,368,254	–
Mutual Funds
Fixed Income Mutual Funds	1,801,370	1,801,370	–	–
Preferred Stock
Financials	285,703	285,703	–	–
Options Purchased	30,781	30,781	–	–
Collateral Held for Securities Loaned	1,665,900	1,665,900	–	–
Short-Term Investments	9,399,696	–	9,399,696	–

Total	$228,900,287	$139,756,331	$86,851,213	$2,292,743

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	174,263	174,263	–	–

Total Asset Derivatives	$174,263	$174,263	$–	$–

Liability Derivatives
Futures Contracts	119,996	119,996	–	–
Credit Default Swaps	14,381	–	14,381	–

Total Liability Derivatives	$134,378	$119,996	$14,381	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Balanced Fund

Schedule of Investments as of January 31, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value January 31, 2011
Long-Term Fixed Income
Asset-Backed Securities	506,090	–	74,208	–	(34,834)	–	–	545,464
Financials	956,792	–	21,997	–	–	–	–	978,789
Transportation	780,429	–	1,783	–	(13,722)	–	–	768,490
Total	$2,243,311	$–	$97,988	$–	($48,556)	$–	$–	$2,292,743

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on January 31, 2011 of $88,284.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	March 2011	($3,285,189)	($3,287,813)	($2,624)
5-Yr. U.S. Treasury Bond Futures	15	March 2011	1,791,960	1,776,211	(15,749)
10-Yr. U.S. Treasury Bond Futures	(60)	March 2011	(7,419,192)	(7,247,813)	171,379
20-Yr. U.S. Treasury Bond Futures	20	March 2011	2,514,124	2,412,501	(101,623)
S&P 500 Index Futures	4	March 2011	1,279,516	1,282,400	2,884
Total Futures Contracts					$54,267

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 15, 5 Year, at	Buy	12/20/2015	$1,500,000	($5,042)	($10,795)	($5,753)
1.00%; Bank of America
CDX IG, Series 15, 5 Year, at	Buy	12/20/2015	2,250,000	(7,564)	(16,192)	(8,628)
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($26,987)	($14,381)

1	As the buyer of protection, Balanced Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Balanced Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011
High Yield	$1,779,402	$–	$–	366,132	$1,801,370	$35,195
Thrivent Financial Securities Lending Trust	4,547,275	3,712,525	6,593,900	1,665,900	1,665,900	413
Total Value and Income Earned	6,326,677				3,467,270	35,608

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

High Yield Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Bank Loans (2.2%)[a]	Value

Financials (0.5%)
	Nuveen Investments, Inc., Term Loan
$3,530,000	12.500%, 7/31/2015	$3,810,635

	Total Financials	3,810,635

Technology (0.4%)
	First Data Corporation, Term Loan
2,840,000	3.010%, 9/24/2014	2,680,846

	Total Technology	2,680,846

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
1,382,500	8.750%, 9/27/2013	1,387,684

	Total Transportation	1,387,684

Utilities (1.1%)
	Energy Future Holdings, Term Loan
9,445,063	3.786%, 10/10/2014	7,770,926

	Total Utilities	7,770,926

	Total Bank Loans (cost $15,911,141)	15,650,091

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Asset-Backed Securities (0.7%)
	Countrywide Asset-Backed Certificates
224,989	0.370%, 6/25/2021[b,c]	204,272
	J.P. Morgan Mortgage Acquisition Corporation
2,400,000	5.461%, 10/25/2036	1,922,496
	Renaissance Home Equity Loan Trust
2,279,194	5.746%, 5/25/2036	1,763,949
1,600,000	6.011%, 5/25/2036	1,083,938

	Total Asset-Backed Securities	4,974,655

Basic Materials (7.9%)
	ABI Escrow Corporation
2,340,000	10.250%, 10/15/2018[d,e]	2,638,350
	Arch Coal, Inc.
1,500,000	7.250%, 10/1/2020	1,578,750
	Atkore International, Inc.
1,900,000	9.875%, 1/1/2018[d]	2,028,250
	Cascades, Inc.
750,000	7.750%, 12/15/2017	780,000
	CONSOL Energy, Inc.
2,200,000	8.000%, 4/1/2017[d]	2,387,000
2,430,000	8.250%, 4/1/2020[d]	2,654,775
	Domtar Corporation
3,140,000	7.125%, 8/15/2015	3,438,300
	Drummond Company, Inc.
700,000	9.000%, 10/15/2014[d]	752,500
	FMG Finance, Pty., Ltd.
2,370,000	7.000%, 11/1/2015[d]	2,447,025
	FMG Resources
2,370,000	6.875%, 2/1/2018[d]	2,372,963

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Basic Materials (7.9%) - continued
	Graphic Packaging International, Inc.
$700,000	9.500%, 6/15/2017	$775,250
1,400,000	7.875%, 10/1/2018[e]	1,484,000
	Griffin Coal Mining Company, Pty., Ltd.
1,515,000	9.500%, 12/1/2016[d,f]	1,268,812
	Hexion Finance Escrow, LLC
4,450,000	8.875%, 2/1/2018	4,794,875
	Hexion US Finance Corporation/ Hexion Nova Scotia Finance ULC
2,850,000	9.000%, 11/15/2020[d]	3,042,375
	Lyondell Chemical Company
2,610,000	8.000%, 11/1/2017[d]	2,913,413
2,376,667	11.000%, 5/1/2018	2,709,400
	NOVA Chemicals Corporation
4,890,000	8.625%, 11/1/2019	5,403,450
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020[d]	3,856,187
	Packaging Dynamics Corporation
710,000	8.750%, 2/1/2016[d]	723,313
	Ryerson Holding Corporation
4,230,000	Zero Coupon, 2/1/2015	2,220,750
	Ryerson, Inc.
1,700,000	12.000%, 11/1/2015	1,802,000
	Severstal Columbus, LLC
1,400,000	10.250%, 2/15/2018[d]	1,522,500
	Steel Dynamics, Inc.
2,920,000	7.750%, 4/15/2016	3,106,150

	Total Basic Materials	56,700,388

Capital Goods (9.4%)
	Abengoa Finance SAU
7,110,000	8.875%, 11/1/2017[d]	6,941,137
	Associated Materials, LLC
4,200,000	9.125%, 11/1/2017[d]	4,515,000
	BE Aerospace, Inc.
3,280,000	6.875%, 10/1/2020	3,403,000
	Case New Holland, Inc.
4,700,000	7.875%, 12/1/2017[d]	5,222,875
	Cemex SAB de CV
3,440,000	9.000%, 1/11/2018[d]	3,526,000
	Coleman Cable, Inc.
2,580,000	9.000%, 2/15/2018	2,670,300
	DRS Technologies, Inc.
2,600,000	6.625%, 2/1/2016	2,685,153
	EnergySolutions, Inc.
2,350,000	10.750%, 8/15/2018[d]	2,655,500
	Graham Packaging Company, LP
940,000	8.250%, 10/1/2018	999,925
	Graham Packaging Company, LP/GPC Capital Corporation I
3,030,000	9.875%, 10/15/2014[e]	3,136,050
2,200,000	8.250%, 1/1/2017	2,310,000
	Liberty Tire Recycling
2,340,000	11.000%, 10/1/2016[d]	2,597,400
	Manitowoc Company, Inc.
4,270,000	8.500%, 11/1/2020	4,600,925
	Nortek, Inc.
2,840,000	10.000%, 12/1/2018[d,e]	2,982,000
	Owens-Illinois, Inc.
3,030,000	7.800%, 5/15/2018	3,287,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

High Yield Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Capital Goods (9.4%) - continued
	Plastipak Holdings, Inc.
$2,595,000	8.500%, 12/15/2015[d]	$2,705,288
500,000	10.625%, 8/15/2019[d]	562,500
	RBS Global, Inc./Rexnord Corporation
1,170,000	11.750%, 8/1/2016[e]	1,265,062
3,980,000	8.500%, 5/1/2018	4,268,550
	Reynolds Group Issuer, Inc.
1,420,000	9.000%, 4/15/2019[d]	1,491,000
2,370,000	8.250%, 2/15/2021[d]	2,390,737
	RSC Equipment Rental, Inc.
2,380,000	9.500%, 12/1/2014	2,499,000
850,000	8.250%, 2/1/2021[d]	869,125

	Total Capital Goods	67,584,077

Communications Services (15.4%)
	CCO Holdings, LLC
3,750,000	7.250%, 10/30/2017	3,900,000
1,890,000	7.000%, 1/15/2019	1,904,175
	Cengage Learning Acquisitions, Inc.
4,660,000	10.500%, 1/15/2015[d]	4,846,400
	Cincinnati Bell, Inc.
7,020,000	8.250%, 10/15/2017	7,090,200
	Citadel Broadcasting Corporation
2,940,000	7.750%, 12/15/2018[d]	3,131,100
	Clear Channel Worldwide Holdings, Inc.
2,370,000	9.250%, 12/15/2017	2,624,775
	Cricket Communications, Inc.
5,060,000	7.750%, 10/15/2020[e]	4,882,900
	CSC Holdings, Inc.
3,050,000	8.500%, 6/15/2015	3,339,750
850,000	8.625%, 2/15/2019	975,375
	Digicel Group, Ltd.
3,790,000	8.250%, 9/1/2017[d]	3,946,337
	Equinix, Inc.
3,330,000	8.125%, 3/1/2018	3,596,400
	Frontier Communications Corporation
2,810,000	8.250%, 4/15/2017	3,147,200
2,820,000	8.125%, 10/1/2018	3,176,025
2,400,000	8.500%, 4/15/2020	2,706,000
	Intelsat Bermuda, Ltd.
1,000,000	11.250%, 2/4/2017	1,122,500
	Intelsat Jackson Holdings SA
3,980,000	7.250%, 10/15/2020[d]	4,069,550
	Intelsat Jackson Holdings, Ltd.
2,120,000	8.500%, 11/1/2019[d]	2,321,400
	Intelsat Luxembourg SA
6,005,781	11.500%, 2/4/2017	6,846,590
	Nielsen Finance, LLC/Nielsen Finance Company
1,500,000	11.500%, 5/1/2016	1,749,375
4,200,000	7.750%, 10/15/2018[d]	4,504,500
	NII Capital Corporation
4,670,000	8.875%, 12/15/2019	5,137,000
	Ono Finance II plc
710,000	10.875%, 7/15/2019[d]	736,625
	Paetec Escrow Corporation
1,975,000	9.875%, 12/1/2018[d,e]	2,088,563
	PAETEC Holding Corporation
3,700,000	9.500%, 7/15/2015[e]	3,875,750

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Communications Services (15.4%) - continued
	Quebecor Media, Inc.
$3,210,000	7.750%, 3/15/2016	$3,330,375
	TW Telecom Holdings, Inc.
2,100,000	8.000%, 3/1/2018	2,252,250
	Umbrella Acquisition
397,165	9.750%, 3/15/2015[d]	432,910
	Univision Communications, Inc.
1,420,000	8.500%, 5/15/2021[d]	1,469,700
	UPC Holding BV
4,000,000	9.875%, 4/15/2018[d]	4,430,000
	Videotron Ltee
1,710,000	9.125%, 4/15/2018	1,913,063
	Virgin Media Finance plc
4,510,000	9.125%, 8/15/2016	4,803,150
1,560,000	8.375%, 10/15/2019	1,727,700
	Wind Acquisition Finance SA
2,770,000	11.750%, 7/15/2017[d]	3,157,800
2,305,000	7.250%, 2/15/2018[d]	2,385,675
	XM Satellite Radio, Inc.
3,320,000	7.625%, 11/1/2018[d,e]	3,444,500

	Total Communications Services	111,065,613

Consumer Cyclical (19.1%)
	American Axle & Manufacturing, Inc.
1,850,000	5.250%, 2/11/2014[e]	1,868,500
1,870,000	7.875%, 3/1/2017	1,949,475
	Beazer Homes USA, Inc.
3,750,000	6.875%, 7/15/2015[e]	3,684,375
3,320,000	9.125%, 5/15/2019[d,e]	3,361,500
	Bon-Ton Stores, Inc.
1,880,000	10.250%, 3/15/2014[e]	1,936,400
	Boyd Gaming Corporation
4,740,000	9.125%, 12/1/2018[d,e]	4,941,450
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
2,680,000	10.125%, 3/1/2012	2,613,000
	Dana Holding Corporation
2,650,000	6.500%, 2/15/2019	2,696,375
1,470,000	6.750%, 2/15/2021	1,492,050
	DineEquity, Inc.
3,800,000	9.500%, 10/30/2018[d]	4,089,750
	FireKeepers Development Authority
4,400,000	13.875%, 5/1/2015[d]	5,236,000
	Ford Motor Credit Company, LLC
5,330,000	8.000%, 6/1/2014	5,968,449
4,680,000	7.000%, 4/15/2015	5,145,758
	Gaylord Entertainment Company
5,800,000	6.750%, 11/15/2014	5,865,250
	Goodyear Tire & Rubber Company
2,810,000	8.250%, 8/15/2020[e]	2,943,475
	KB Home
3,040,000	6.250%, 6/15/2015	3,024,800
	Lear Corporation
1,950,000	7.875%, 3/15/2018	2,115,750
1,950,000	8.125%, 3/15/2020[e]	2,149,875
	Macy’s Retail Holdings, Inc.
1,860,000	8.375%, 7/15/2015	2,157,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

High Yield Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Consumer Cyclical (19.1%) - continued
	Marina District Finance Company, Inc.
$4,240,000	9.500%, 10/15/2015[d,e]	$4,303,600
470,000	9.875%, 8/15/2018[d,e]	478,225
	NCL Corporation, Ltd.
3,250,000	11.750%, 11/15/2016	3,867,500
3,320,000	9.500%, 11/15/2018[d]	3,560,700
	Peninsula Gaming, LLC
1,830,000	8.375%, 8/15/2015	1,939,800
470,000	10.750%, 8/15/2017[d]	511,421
3,510,000	10.750%, 8/15/2017	3,869,775
	Pinnacle Entertainment, Inc.
3,500,000	7.500%, 6/15/2015	3,622,500
	Realogy Corporation
3,300,000	11.500%, 4/15/2017[d,e]	3,551,625
	Rite Aid Corporation
3,000,000	7.500%, 3/1/2017	2,940,000
1,320,000	9.500%, 6/15/2017	1,138,500
	Sears Holdings Corporation
5,400,000	6.625%, 10/15/2018[d]	5,177,250
	Seminole Indian Tribe of Florida
1,780,000	7.750%, 10/1/2017[d]	1,877,900
4,875,000	7.804%, 10/1/2020[d]	4,799,389
	Service Corporation International
1,600,000	6.750%, 4/1/2015	1,680,000
	Shingle Springs Tribal Gaming Authority
5,075,000	9.375%, 6/15/2015[d]	3,451,000
	Speedway Motorsports, Inc.
1,420,000	6.750%, 2/1/2019[d,g]	1,434,200
	Toys R Us Property Company I, LLC
1,480,000	10.750%, 7/15/2017	1,698,300
	Tunica-Biloxi Gaming Authority
4,230,000	9.000%, 11/15/2015[h]	4,187,700
	Universal City Development Partners, Ltd.
1,520,000	8.875%, 11/15/2015	1,641,600
2,330,000	10.875%, 11/15/2016	2,586,300
	West Corporation
4,350,000	8.625%, 10/1/2018[d]	4,665,375
3,560,000	7.875%, 1/15/2019[d]	3,693,500
	WMG Holdings Corporation
3,350,000	9.500%, 12/15/2014[e]	3,379,312
	Wyndham Worldwide Corporation
4,200,000	6.000%, 12/1/2016	4,423,369

	Total Consumer Cyclical	137,718,673

Consumer Non-Cyclical (12.0%)
	Apria Healthcare Group, Inc.
3,660,000	12.375%, 11/1/2014	4,053,450
	Aviv Healthcare Properties, LP
1,420,000	7.750%, 2/15/2019[d,g]	1,459,050
	Biomet, Inc.
1,700,000	10.375%, 10/15/2017	1,904,000
1,690,000	11.625%, 10/15/2017	1,909,700
	Capella Healthcare, Inc.
3,540,000	9.250%, 7/1/2017[d]	3,832,050
	Diversey Holdings, Inc.
2,488,203	10.500%, 5/15/2020	2,892,536
	Diversey, Inc.
1,420,000	8.250%, 11/15/2019	1,537,150

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Consumer Non-Cyclical (12.0%) - continued
	DJO Finance, LLC/DJO Finance Corporation
$3,127,000	10.875%, 11/15/2014	$3,431,882
2,550,000	9.750%, 10/15/2017[d]	2,671,125
	Giant Funding Corporation
950,000	8.250%, 2/1/2018[d]	984,437
	HCA, Inc.
3,226,000	9.625%, 11/15/2016	3,480,048
3,040,000	8.500%, 4/15/2019	3,389,600
3,730,000	7.250%, 9/15/2020	3,991,100
	Ingles Markets, Inc.
1,900,000	8.875%, 5/15/2017	2,037,750
	Jarden Corporation
3,330,000	7.500%, 5/1/2017[e]	3,504,825
930,000	7.500%, 1/15/2020	969,525
	JBS Finance II, Ltd.
4,450,000	8.250%, 1/29/2018[d]	4,450,000
	JBS USA, LLC/JBS USA Finance, Inc.
2,850,000	11.625%, 5/1/2014	3,320,250
	Libbey Glass, Inc.
1,540,000	10.000%, 2/15/2015	1,665,125
	Michael Foods, Inc.
2,810,000	9.750%, 7/15/2018[d]	3,076,950
	Mylan, Inc.
3,790,000	7.875%, 7/15/2020[d]	4,192,688
	Pinnacle Foods Finance, LLC
4,085,000	9.250%, 4/1/2015	4,268,825
	Revlon Consumer Products Corporation
3,270,000	9.750%, 11/15/2015	3,474,375
	Select Medical Corporation
4,160,000	7.625%, 2/1/2015	4,243,200
1,300,000	6.237%, 9/15/2015[c,e]	1,235,000
	Spectrum Brands, Inc.
3,300,000	9.500%, 6/15/2018[d]	3,621,750
	U.S. Oncology, Inc.
1,700,000	10.750%, 8/15/2014	1,765,875
	Visant Corporation
3,410,000	10.000%, 10/1/2017	3,614,600
	Warner Chilcott Company, LLC
5,230,000	7.750%, 9/15/2018[d]	5,439,200

	Total Consumer Non-Cyclical	86,416,066

Energy (11.1%)
	Chesapeake Energy Corporation
2,810,000	6.875%, 8/15/2018	2,932,938
	Citgo Petroleum Corporation
3,320,000	11.500%, 7/1/2017[d]	3,818,000
	Coffeyville Resources, LLC
1,791,000	9.000%, 4/1/2015[d]	1,952,190
3,900,000	10.875%, 4/1/2017[d]	4,338,750
	Compagnie Generale de Geophysique-Veritas
1,690,000	7.500%, 5/15/2015	1,740,700
1,070,000	9.500%, 5/15/2016	1,195,725
	Connacher Oil and Gas, Ltd.
1,030,000	11.750%, 7/15/2014[d]	1,118,838
3,060,000	10.250%, 12/15/2015[d]	3,220,650
	Denbury Resources, Inc.
2,765,000	7.500%, 12/15/2015	2,875,600
700,000	9.750%, 3/1/2016	791,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

High Yield Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Energy (11.1%) - continued
$369,000	8.250%, 2/15/2020	$406,361
	Energy XXI Gulf Coast, Inc.
2,840,000	9.250%, 12/15/2017[d]	3,024,600
	Forest Oil Corporation
3,390,000	7.250%, 6/15/2019	3,517,125
	Harvest Operations Corporation
4,710,000	6.875%, 10/1/2017[d]	4,857,187
	Helix Energy Solutions Group, Inc.
3,500,000	9.500%, 1/15/2016[d]	3,648,750
	Laredo Petroleum, Inc.
1,420,000	9.500%, 2/15/2019[d]	1,480,350
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020[d]	2,463,750
1,930,000	7.750%, 2/1/2021[d]	2,016,850
	McJunkin Red Man Corporation
3,710,000	9.500%, 12/15/2016[d]	3,677,537
	Newfield Exploration Company
3,390,000	6.625%, 4/15/2016	3,508,650
	Oasis Petroleum, Inc.
950,000	7.250%, 2/1/2019[d]	969,000
	Offshore Group Investments, Ltd.
940,000	11.500%, 8/1/2015[d]	1,045,750
	Petrohawk Energy Corporation
650,000	10.500%, 8/1/2014	747,500
2,810,000	7.250%, 8/15/2018	2,887,275
	Pioneer Natural Resources Company
2,800,000	7.500%, 1/15/2020	3,101,778
	Plains Exploration & Production Company
1,450,000	7.750%, 6/15/2015	1,518,875
3,730,000	10.000%, 3/1/2016	4,214,900
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020[d]	2,274,250
	QEP Resources, Inc.
3,230,000	6.875%, 3/1/2021	3,375,350
	Sandridge Energy, Inc.
3,320,000	8.000%, 6/1/2018[d,e]	3,411,300
	SH Energy Company
1,180,000	6.625%, 2/15/2019	1,180,000
	Southwestern Energy Company
2,550,000	7.500%, 2/1/2018	2,903,813

	Total Energy	880,215,342

Financials (6.3%)
	Ally Financial, Inc.
1,920,000	7.500%, 12/31/2013	2,078,400
2,350,000	8.000%, 3/15/2020	2,655,500
4,910,000	7.500%, 9/15/2020[d]	5,351,900
	Bank of America Corporation
3,340,000	8.125%, 12/29/2049[e,i]	3,462,478
	CIT Group, Inc.
6,600,000	7.000%, 5/1/2017	6,657,750
	Developers Diversified Realty Corporation
2,810,000	7.875%, 9/1/2020	3,248,340
	Harbinger Group, Inc.
1,900,000	10.625%, 11/15/2015[d]	1,957,000
	Icahn Enterprises, LP
4,270,000	7.750%, 1/15/2016[d]	4,403,438
5,220,000	8.000%, 1/15/2018[d]	5,363,550

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Financials (6.3%) - continued
	ING Capital Funding Trust III
$1,400,000	3.903%, 12/31/2049[c,i]	$1,325,730
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015[d]	2,508,750
2,050,000	8.750%, 3/15/2017[d,e]	2,296,000
1,400,000	8.875%, 9/1/2017[e]	1,559,250
	Nuveen Investments, Inc.
2,370,000	10.500%, 11/15/2015[d]	2,441,100

	Total Financials	45,309,186

Technology (3.3%)
	Advanced Micro Devices, Inc.
2,800,000	8.125%, 12/15/2017	2,933,000
820,000	7.750%, 8/1/2020	840,500
	First Data Corporation
2,072,000	9.875%, 9/24/2015[e]	2,066,820
1,629,000	12.625%, 1/15/2021[d]	1,649,363
	Freescale Semiconductor, Inc.
1,500,000	10.125%, 12/15/2016[e]	1,608,750
3,970,000	10.750%, 8/1/2020[d,e]	4,505,950
	NXP BV/NXP Funding, LLC
2,810,000	9.500%, 10/15/2015[e]	3,010,212
2,340,000	9.750%, 8/1/2018[d]	2,647,125
	Seagate HDD Cayman
1,900,000	7.750%, 12/15/2018[d]	1,947,500
	Syniverse Holding, Inc.
2,850,000	9.125%, 1/15/2019[d]	3,035,250

	Total Technology	24,244,470

Transportation (2.7%)
	Air Medical Group Holdings, Inc.
960,000	9.250%, 11/1/2018[d]	1,021,200
	American Petroleum Tankers LLC
1,170,000	10.250%, 5/1/2015[d]	1,218,263
	Avis Budget Car Rental, LLC
4,740,000	8.250%, 1/15/2019[d]	4,941,450
	Continental Airlines, Inc.
2,750,000	6.750%, 9/15/2015[d]	2,860,000
	Delta Air Lines, Inc.
1,240,000	9.500%, 9/15/2014[d]	1,354,700
	Navios Maritime Acquisition Corporation
950,000	8.625%, 11/1/2017[d]	959,500
	Navios Maritime Holdings, Inc.
1,170,000	8.875%, 11/1/2017	1,263,600
1,780,000	8.125%, 2/15/2019[d]	1,735,500
	United Air Lines, Inc.
1,753,418	9.750%, 1/15/2017	2,020,814
	United Maritime Group, LLC/United Maritime Group Finance Corporation
1,860,000	11.750%, 6/15/2015	1,860,000

	Total Transportation	19,235,027

Utilities (4.0%)
	AES Corporation
3,670,000	7.750%, 10/15/2015	3,981,950
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,467,325
	Crosstex Energy/Crosstex Energy Finance Corporation
3,270,000	8.875%, 2/15/2018	3,539,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

High Yield Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Utilities (4.0%) - continued
	Holly Energy Partners LP
$1,870,000	8.250%, 3/15/2018[d]	$1,954,150
	Inergy, LP
4,440,000	7.000%, 10/1/2018[d]	4,556,550
	NRG Energy, Inc.
5,500,000	7.375%, 2/1/2016	5,692,500
	Regency Energy Partners, LP
3,330,000	6.875%, 12/1/2018	3,421,575
	Targa Resources Partners, LP
3,040,000	7.875%, 10/15/2018[d]	3,222,400

	Total Utilities	28,836,225

	Total Long-Term Fixed Income (cost $618,395,054)	662,299,722

Shares	Preferred Stock (1.5%)	Value

Financials (1.5%)
3,014	Ally Financial, Inc., 7.000%[d,i]	2,896,266
48,000	Citigroup, Inc., 7.875%	1,283,040
23,500	Citigroup, Inc., Convertible, 7.500%	3,234,070
3,000	Wells Fargo & Company, Convertible, 7.500%[i]	3,136,890

	Total Financials	10,550,266

	Total Preferred Stock (cost $7,254,411)	10,550,266

Shares	Common Stock (<0.1%)	Value

Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[j,k]	0

	Total Consumer Discretionary	0

Telecommunications Services (<0.1%)
23	USA Mobility, Inc.	393

	Total Telecommunications Services	393

	Total Common Stock (cost $2,245,271)	393

Shares	Collateral Held for Securities Loaned (8.7%)	Value

62,614,708	Thrivent Financial Securities Lending Trust	62,614,708

	Total Collateral Held for Securities Loaned (cost $62,614,708)	62,614,708

Principal Amount	Short-Term Investments (3.8%)[l]	Value

	Federal Home Loan Bank Discount Notes
4,000,000	0.120%, 2/9/2011[m]	3,999,893
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.125%, 2/8/2011[m]	4,999,879
250,000	0.160%, 3/7/2011[m]	249,962

Principal Amount	Short-Term Investments (3.8%)[l]	Value

	Nieuw Amsterdam Receivables Corporation
18,187,000	0.200%, 2/1/2011[m]	$18,187,000

	Total Short-Term Investments (at amortized cost)	27,436,734

	Total Investments (cost $733,857,319) 108.1%	$778,551,914

	Other Assets and Liabilities, Net (8.1%)	(58,087,037)

	Total Net Assets 100.0%	$720,464,877

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2011.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2011, the value of these investments was $299,035,877 or 41.5% of total net assets.
e	All or a portion of the security is on loan.
f	In bankruptcy. Interest is not being accrued.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of January 31, 2011.

Security	Acquisition Date	Amortized Cost
Tunica-Biloxi Gaming Authority	11/8/2005	$4,209,609

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Security is fair valued.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
m	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

High Yield Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$49,851,329
Gross unrealized depreciation	(5,156,734)

Net unrealized appreciation (depreciation)	$44,694,595

Cost for federal income tax purposes	$733,857,319

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Financials	3,810,635	–	3,810,635	–
Technology	2,680,846	–	2,680,846	–
Transportation	1,387,684	–	1,387,684	–
Utilities	7,770,926	–	7,770,926	–
Long-Term Fixed Income
Asset-Backed Securities	4,974,655	–	4,974,655	–
Basic Materials	56,700,388	–	56,700,388	–
Capital Goods	67,584,077	–	67,584,077	–
Communications Services	111,065,613	–	111,065,613	–
Consumer Cyclical	137,718,673	–	137,718,673	–
Consumer Non-Cyclical	86,416,066	–	86,416,066	–
Energy	80,215,342	–	80,215,342	–
Financials	45,309,186	–	45,309,186	–
Technology	24,244,470	–	24,244,470	–
Transportation	19,235,027	–	17,214,213	2,020,814
Utilities	28,836,225	–	28,836,225	–
Preferred Stock
Financials	10,550,266	7,654,000	2,896,266	–
Common Stock
Consumer Discretionary	–	–	–	–
Telecommunications Services	393	393	–	–
Collateral Held for Securities Loaned	62,614,708	62,614,708	–	–
Short-Term Investments	27,436,734	–	27,436,734	–

Total	$778,551,914	$70,269,101	$706,261,999	$2,020,814

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Credit Default Swaps	12,098	–	12,098	–

Total Asset Derivatives	$12,098	$–	$12,098	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value January 31, 2011

Common Stock
Consumer Discretionary ^	–	–	–	–	–	–	–	–
Long-Term Fixed Income Transportation	–	–	(49,053)	–	(54,860)	2,124,727	–	2,020,814

Total	$–	$–	($49,053)	$–	($54,860)	$2,124,727	$–	$2,020,814

^	Securities in these sections are fair valued at $0.
*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on January 31, 2011 of ($2,284,452).

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

High Yield Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)

CDX HY, Series 15, 5 Year, at 5.00%; Bank of America	Buy	12/20/2015	$7,000,000	($257,547)	($245,449)	$12,098
Total Credit Default Swaps					($245,449)	$12,098

1	As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011

Thrivent Financial Securities Lending Trust	$63,913,080	$75,588,313	$76,886,685	62,614,708	$62,614,708	$77,726
Total Value and Income Earned	63,913,080				62,614,708	77,726

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Alabama (0.2%)
	Alabama 21st Century Authority Tobacco Settlement Revenue Bonds
$1,000,000	5.750%, 12/1/2020	$1,004,090
	Alabama Public School and College Authority Capital Improvement Revenue Refunding Bonds
1,500,000	5.000%, 5/1/2029, Series Aa	1,733,025

	Total Alabama	2,737,115

Alaska (0.6%)
	Valdez, Alaska Marine Terminal Revenue Bonds (Exxon Pipeline Company)
8,165,000	0.220%, 10/1/2025[b]	8,165,000

	Total Alaska	8,165,000

Arizona (0.9%)
	Arizona Health Facilities Authority Revenue Bonds (Arizona Healthcare Pooled Financing Program) (NATL-RE FGIC Insured)
975,000	5.000%, 6/1/2011, Series Cc	980,577
1,020,000	5.000%, 6/1/2012, Series Cc	1,040,196
	Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.)
1,000,000	5.000%, 4/1/2017	1,029,960
1,200,000	5.000%, 4/1/2018	1,223,796
	Glendale, Arizona Industrial Development Authority Revenue Bonds (Midwestern University)
500,000	5.750%, 5/15/2021, Series Aa	512,780
2,500,000	5.000%, 5/15/2031	2,258,750
1,000,000	5.000%, 5/15/2035	871,160
	Phoenix, Arizona Civic Improvement Corporation Airport Revenue Bonds
3,000,000	5.250%, 7/1/2033, Series A	2,821,020
	Pima County Industrial Development Authority Multifamily Housing Revenue Refunding Bonds (La Hacienda) (GNMA Collateralized)
1,285,000	7.000%, 12/20/2031[a]	1,389,496
	Yavapai County Industrial Development Authority Hospital Revenue Bonds (Yavapai Regional Medical Center)
500,000	6.000%, 8/1/2033, Series A	486,770

	Total Arizona	12,614,505

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Arkansas (0.2%)
	Arkansas Community Water System Public Water Authority Water Revenue Refunding and Construction Bonds (NATL-RE Insured)
$2,400,000	5.000%, 10/1/2023, Series Bc	$2,439,240

	Total Arkansas	2,439,240

California (12.2%)
	Anaheim Public Financing Authority Lease Revenue Bonds (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Series Ac	4,321,221
	Beverly Hills Unified School District, Los Angeles County, California General Obligation Bonds
10,000,000	Zero Coupon, 8/1/2031	2,793,700
	California Educational Facilities Authority Revenue Bonds (Stanford University)
15,000,000	5.250%, 4/1/2040	16,101,900
	California General Obligation Refunding Bonds
2,765,000	5.000%, 9/1/2015	3,009,702
	California Infrastructure and Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Revenue Bonds (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Series Aa	5,566,700
	California Infrastructure and Economic Development Bank Revenue Bonds (California Independent System Operator Corporation)
3,000,000	6.250%, 2/1/2039, Series A	3,039,000
	California Municipal Finance Authority Refunding Revenue Bonds (Biola University)
1,000,000	5.875%, 10/1/2034	962,240
	California Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds (Exxon)
2,300,000	0.200%, 12/1/2012[b]	2,300,000
	California Rural Home Mortgage Finance Authority Single Family Mortgage Revenue Bonds (GNMA/FNMA Collateralized)
30,000	7.100%, 6/1/2031, Series D, AMT	30,965
	California State Department of Water Resources Supply Revenue Bonds
1,750,000	5.000%, 5/1/2016	1,964,637

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

California (12.2%) - continued
	California State Public Works Board Lease Revenue Bonds (Regents of the University of California - UCLA Replacement Hospital) (AGM Insured)
$4,000,000	5.375%, 10/1/2015, Series Ac	$4,254,640
	California Various Purpose General Obligation Bonds
2,000,000	5.250%, 11/1/2021	2,084,320
3,990,000	5.250%, 4/1/2029[a]	4,497,688
10,000	5.250%, 4/1/2029	9,592
10,000,000	5.250%, 3/1/2038	9,163,800
10,000,000	6.000%, 4/1/2038	10,082,400
5,000,000	6.000%, 11/1/2039	5,040,000
	California Various Purpose General Obligation Bonds (NATL-RE Insured)
300,000	6.000%, 8/1/2016[c]	306,384
	Chula Vista Industrial Development Revenue Refunding Bonds (San Diego Gas & Electric Company)
2,000,000	5.875%, 2/15/2034, Series C	2,046,720
	Contra Costa County, California Home Mortgage Revenue Bonds (GNMA Collateralized)
4,030,000	7.500%, 5/1/2014[a]	4,851,153
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California Water System Revenue/Refunding Bonds (NATL-RE FGIC Insured)
10,000,000	5.000%, 6/1/2037, Series Ac	9,728,200
	Golden West Schools Financing Authority Revenue Bonds (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Series Ac	485,100
	Los Angeles Community College District, Los Angeles County, California General Obligation Bonds (Election 2008)
10,000,000	6.000%, 8/1/2033, Series A	10,571,800
	Los Angeles Department of Airports Revenue Bonds (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Series A	7,344,480
	Los Angeles Unified School District, Los Angeles County, California General Obligation Bonds
5,000,000	5.000%, 1/1/2034, Series I	4,603,100
	Pittsburg, California Redevelopment Agency Tax Allocation Bonds (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[c]	1,823,600

Principal Amount	Long-Term Fixed Income (99.2%)	Value

California (12.2%) - continued
	Pomona, California Single Family Mortgage Revenue Refunding Bonds (GNMA/FNMA Collateralized)
$3,495,000	7.600%, 5/1/2023, Series Aa	$4,354,875
	San Bernardino, California Single Family Mortgage Revenue Refunding Bonds (GNMA Collateralized)
1,245,000	7.500%, 5/1/2023, Series Aa	1,539,916
	San Diego Community College District, San Diego County, California General Obligation Bonds (AGM Insured)
10,000,000	5.000%, 5/1/2030[c]	9,745,900
	San Diego County, California Certificates of Participation
5,000,000	5.250%, 7/1/2030	4,697,000
	San Diego Unified School District General Obligation Bonds
10,000,000	Zero Coupon, 7/1/2033, Series Ad	5,336,600
	San Francisco, California City & County Airport Commission Revenue Bonds (San Francisco International Airport)
7,030,000	6.000%, 5/1/2039, Series E	7,292,781
	San Jose, California Airport Revenue Bonds (AMBAC Insured)
8,000,000	5.000%, 3/1/2037, Series A, AMT[c]	6,549,040
	San Jose, California Redevelopment Agency Tax Allocation Refunding Bonds (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Series Ac	2,293,560
	Santa Monica Community College District, Los Angeles County, California General Obligation Bonds
5,000,000	Zero Coupon, 8/1/2025, Series C	2,128,400
	Tuolumne Wind Project Authority Revenue Bonds (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Series A	2,050,540
	University of California General Revenue Bonds
5,000,000	5.250%, 5/15/2039, Series O	4,984,950

	Total California	167,956,604

Colorado (5.3%)
	Colorado Educational and Cultural Facilities Authority Charter School Refunding Revenue Bonds (Cherry Creek Project)
570,000	6.000%, 4/1/2021	569,897
1,280,000	6.000%, 4/1/2030	1,190,464

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Colorado (5.3%) - continued
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Bromley East Charter School)
$2,000,000	7.250%, 9/15/2030, Series Aa	$2,083,000
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Series A	408,913
1,000,000	5.375%, 6/15/2038, Series A	866,020
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Classical Academy)
2,825,000	7.250%, 12/1/2030[a]	2,985,460
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	860,670
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Pinnacle Charter School, Inc.)
3,000,000	5.125%, 12/1/2039	2,601,420
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (University Lab School)
1,000,000	5.750%, 6/1/2016[a]	1,017,000
750,000	6.125%, 6/1/2021[a]	763,665
6,250,000	6.250%, 6/1/2031[a]	6,366,438
	Colorado Health Facilities Authority Health Facilities Revenue Bonds (Evangelical Lutheran Good Samaritan Society)
1,920,000	6.800%, 12/1/2020	1,960,666
1,000,000	6.125%, 6/1/2038, Series A	999,240
	Colorado Health Facilities Authority Hospital Revenue Bonds (Parkview Medical Center, Inc.)
1,000,000	6.500%, 9/1/2020[a]	1,033,380
	Colorado Health Facilities Authority Hospital Revenue Refunding Bonds (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	2,718,750
	Colorado Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation
405,000	5.500%, 11/1/2027[a]	486,575
1,095,000	5.500%, 11/1/2027	1,125,463
	Colorado Housing and Finance Authority Single Family Program Bonds
75,000	7.450%, 10/1/2016, Series A-2, AMT	79,674

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Colorado (5.3%) - continued
	Colorado Housing and Finance Authority Single Family Program Bonds - continued
$245,000	6.700%, 8/1/2017, Series B-3	$252,213
500,000	6.600%, 9/1/2025[a]	516,975
405,000	6.350%, 11/1/2029, Series D-2, AMT	429,822
20,000	7.150%, 10/1/2030, Series C-3	20,472
	Colorado Water Resources and Power Development Authority Clean Water Revenue Bonds (FSA Insured)
20,000	6.250%, 9/1/2013, Series Ac	20,081
	Colorado Water Resources and Power Development Authority Small Water Resources Revenue Bonds (NATL-RE FGIC Insured)
3,525,000	5.250%, 11/1/2021, Series Ac	3,611,468
	Denver Health and Hospital Authority Healthcare Revenue Bonds
2,000,000	5.250%, 12/1/2031, Series A	1,712,620
	Denver Health and Hospital Authority Healthcare Revenue Bonds (ACA-CBI Insured)
2,000,000	6.250%, 12/1/2016, Series Aa,c	2,094,520
	Denver, Colorado Airport System Revenue Bonds (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Series Ac	5,175,800
	Denver, Colorado Board of Water Commissioners General Obligation Water Refunding Bonds
6,000,000	5.600%, 10/1/2029	6,151,260
	Denver, Colorado Health & Hospital Authority Healthcare Revenue Bonds
5,000,000	5.500%, 12/1/2030	4,533,950
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, Colorado General Obligation Refunding Bonds (AGM Insured)
10,000,000	5.000%, 12/15/2016, Series Ac	11,241,000
	Larimer County, Colorado, Poudre School District R-1 General Obligation Improvement Bonds (NATL-RE-IBC Insured)
3,000,000	7.000%, 12/15/2016[c]	3,361,860
	Northwest Parkway Public Highway Authority Revenue Bonds (AMBAC Insured)
4,000,000	Zero Coupon, 6/15/2021, Series Ca,c,d	4,521,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Colorado (5.3%) - continued
	University of Colorado University Enterprise Revenue Bonds
$1,250,000	5.375%, 6/1/2032, Series A	$1,276,400

	Total Colorado	73,036,816

District of Columbia (0.7%)
	District of Columbia Income Tax Secured Revenue Refunding Bonds
4,600,000	5.000%, 12/1/2028, Series C	4,701,798
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
5,255,000	6.250%, 5/15/2024	5,267,192

	Total District of Columbia	9,968,990

Florida (4.5%)
	Brevard County Housing Finance Authority Homeowner Mortgage Revenue Refunding Bonds (GNMA Collateralized)
249,000	6.500%, 9/1/2022, Series B	265,065
	Broward County, Florida Water and Sewer Utility Revenue Bonds
3,000,000	5.250%, 10/1/2034, Series A	2,999,790
	Florida Refunding Bonds (Jacksonville Transportation Authority)
1,520,000	5.000%, 7/1/2019	1,524,651
	Florida State Board of Education Public Education Capital Outlay Bonds (NATL-RE-IBC Insured)
365,000	9.125%, 6/1/2014[c]	411,227
	Greater Orlando Aviation Authority Airport Facilities Revenue Bonds
1,500,000	5.000%, 10/1/2039, Series C	1,386,225
	Gulf Breeze, Florida Revenue Refunding Bonds
2,000,000	5.000%, 12/1/2033	1,858,460
	Hillsborough County, Florida Industrial Development Authority Pollution Control Revenue Refunding Bonds (Tampa Electric Company)
2,500,000	5.150%, 9/1/2025, Series B	2,658,550
	Jacksonville Health Facilities Authority Hospital Revenue Bonds
1,500,000	5.750%, 8/15/2015, Series Ca	1,514,250
	Leon County Educational Facilities Authority Certificates of Participation (Southgate Residence Hall Project)
1,145,000	8.500%, 9/1/2017[a]	1,541,926
	Miami-Dade County Authority Toll System Revenue Bonds (Florida Expressway)
2,000,000	5.000%, 7/1/2040, Series A	1,841,320

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Florida (4.5%) - continued
	Miami-Dade County, Florida Aviation Revenue Bonds (Miami International Airport - Hub of the Americas)
$7,500,000	5.500%, 10/1/2036, Series B	$7,200,900
8,000,000	5.500%, 10/1/2041, Series A	7,613,280
	Miami-Dade County, Florida Public Facilities Revenue Bonds (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[c]	2,017,680
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Health, Inc.)
5,000,000	5.125%, 10/1/2026	4,714,250
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Series Ac	2,999,430
	Orange County, Orlando Expressway Authority Revenue Bonds
4,070,000	5.000%, 7/1/2035, Series C	3,748,389
	Orange County, Orlando Expressway Authority Revenue Bonds (Florida Expressway)
3,600,000	5.000%, 7/1/2030, Series A	3,357,612
	South Miami, Florida Health Facilities Authority Hospital Revenue Bonds (Baptist Health South Florida)
6,000,000	5.000%, 8/15/2032	5,377,860
	St. Johns County Industrial Development Authority Revenue Bonds (Presbyterian Retirement Communities)
5,500,000	5.875%, 8/1/2040, Series A	5,132,930
	Tallahassee, Florida Consolidated Utility Systems Revenue Bonds
4,000,000	5.000%, 10/1/2032	3,994,480

	Total Florida	62,158,275

Georgia (2.1%)
	Brunswick, Georgia Water and Sewer Revenue Refunding and Improvement Bonds (NATL-RE Insured)
450,000	6.000%, 10/1/2011[a,c]	466,160
1,500,000	6.100%, 10/1/2019[a,c]	1,794,540
	Burke County Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Series C	5,947,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Georgia (2.1%) - continued
	Chatham County Hospital Authority, Savannah, Georgia Hospital Revenue Improvement Bonds (Memorial Health University Medical Center, Inc.)
$1,000,000	6.125%, 1/1/2024, Series A	$937,630
1,560,000	5.750%, 1/1/2029, Series A	1,338,418
	Cherokee County, Georgia Water and Sewerage Authority Water and Sewerage Revenue Bonds (Refunding and Improvements) (NATL-RE Insured)
4,970,000	5.500%, 8/1/2018[c]	5,564,660
	Gainesville Redevelopment Authority Educational Facilities Refunding Revenue Bonds (Riverside Military Academy)
5,275,000	5.125%, 3/1/2027	4,157,175
	Georgia General Obligation Bonds
1,965,000	5.650%, 3/1/2012, Series B	2,075,393
35,000	5.650%, 3/1/2012, Series Ba	36,935
3,500,000	5.000%, 8/1/2012, Series D	3,730,930
	Milledgeville and Baldwin County Development Authority Revenue Bonds (Georgia College and State University Foundation Property III, LLC Student Housing System)
2,500,000	5.500%, 9/1/2024[a]	2,881,175

	Total Georgia	28,930,396

Hawaii (2.0%)
	Hawaii Airports System Revenue Bonds
3,040,000	5.250%, 7/1/2030, Series A	2,946,337
	Hawaii State Harbor System Revenue Bonds
6,000,000	5.250%, 7/1/2030, Series A	5,815,140
	Honolulu, Hawaii Board of Water Supply Water System Revenue Bonds (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Series Ac	5,002,100
	Honolulu, Hawaii General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
2,555,000	6.250%, 4/1/2014, Series Ac	2,931,684
	Honolulu, Hawaii General Obligation Bonds (NATL-RE Insured)
10,000,000	5.250%, 3/1/2027, Series Ac	10,341,400

	Total Hawaii	27,036,661

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Idaho (0.1%)
	Idaho Falls, Idaho General Obligation Electric Refunding Deferred Interest Bonds (NATL-RE FGIC Insured)
$2,000,000	Zero Coupon, 4/1/2011[c]	$1,993,860

	Total Idaho	1,993,860

Illinois (9.1%)
	Broadview, Cook County, Illinois Tax Increment Revenue Bonds
1,365,000	5.250%, 7/1/2012	1,361,724
1,000,000	5.375%, 7/1/2015	992,410
	Chicago General Obligation Bonds (City Colleges of Chicago Capital Improvement) (NATL-RE FGIC Insured)
10,000,000	Zero Coupon, 1/1/2024[c]	4,489,500
	Chicago Parking Facilities Bonds (Lakefront Millennium) (NATL-RE Insured)
3,000,000	5.750%, 1/1/2029[a,c]	3,202,710
	Chicago Tax Increment Allocation Bonds (Near South Redevelopment Project) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014, Series Ac	5,894,208
	Chicago, Illinois Midway Airport Revenue Bonds
2,000,000	5.000%, 1/1/2034, Series Bd	2,151,880
	Cook County, Illinois Community Consolidated School District No. 15 Limited Tax Capital Appreciation School Bonds (NATL-RE FGIC Insured)
1,000,000	Zero Coupon, 12/1/2014[a,c]	890,930
	Cook County, Illinois General Obligation Refunding Bonds (NATL-RE Insured)
2,500,000	6.250%, 11/15/2011, Series Ac	2,604,125
	Cook County, Illinois School District No. 99 (Cicero) General Obligation School Bonds (NATL-RE FGIC Insured)
1,250,000	8.500%, 12/1/2011[c]	1,322,525
1,565,000	8.500%, 12/1/2014[c]	1,887,828
1,815,000	8.500%, 12/1/2016[c]	2,299,406
	Illinois Development Finance Authority Revenue Bonds (Midwestern University)
1,000,000	6.000%, 5/15/2026, Series Ba	1,026,120
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern University)
4,900,000	5.250%, 11/1/2032[a]	5,682,236
	Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund, Inc. - University Center Project)
1,000,000	6.625%, 5/1/2017[a]	1,084,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Illinois (9.1%) - continued
	Illinois Finance Authority Revenue Bonds (DePaul University)
$4,000,000	6.000%, 10/1/2032, Series Ae	$3,980,400
	Illinois Finance Authority Revenue Bonds (Rush University Medical Center)
3,000,000	7.250%, 11/1/2038, Series A	3,157,140
	Illinois Finance Authority Revenue Refunding Bonds (Rush University Medical Center) (NATL-RE Insured)
2,000,000	5.250%, 11/1/2035, Series Bc	1,741,680
	Illinois Health Facilities Authority Revenue Bonds (Advocate Health Care Network) (NATL-RE-IBC Insured)
660,000	5.250%, 8/15/2018, Series Bc	660,779
	Illinois Health Facilities Authority Revenue Bonds (Bethesda Home and Retirement Center)
1,600,000	6.250%, 9/1/2014, Series A	1,613,264
	Illinois Health Facilities Authority Revenue Bonds (Centegra Health System)
2,000,000	5.250%, 9/1/2018	2,000,660
	Illinois Health Facilities Authority Revenue Bonds (Rush-Presbyterian-St. Luke’s Medical Center) (NATL-RE Insured)
2,785,000	5.250%, 11/15/2014, Series Ac	2,789,790
	Illinois Health Facilities Authority Revenue Refunding Bonds (Lutheran General Health System) (AGM-CR Insured)
2,000,000	6.000%, 4/1/2018, Series Cc	2,261,800
	Illinois Health Facilities Authority Revenue Refunding Bonds (Thorek Hospital and Medical Center)
3,900,000	5.250%, 8/15/2018	3,900,546
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds)
3,065,000	7.450%, 6/15/2012, Series L	3,304,162
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds) (NATL-RE-FGIC Insured)
7,975,000	5.750%, 6/15/2018, 2nd Series[c]	8,916,768
	Joliet Regional Port District, Illinois Marine Terminal Revenue Refunding Bonds (Exxon)
7,470,000	0.220%, 10/1/2024[b]	7,470,000

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Illinois (9.1%) - continued
	McHenry and Lake Counties, Illinois, Community High School District No. 157 General Obligation School Bonds (AGM Insured)
$3,035,000	9.000%, 12/1/2017[c]	$3,986,715
	McLean County, Illinois, Bloomington-Normal Airport Authority Passenger Facility Charge Revenue Bonds (Central Illinois Regional Airport)
4,000,000	6.050%, 12/15/2019, AMT	3,937,800
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE FGIC Insured)
885,000	5.500%, 6/15/2015, Series Ac	972,606
17,505,000	Zero Coupon, 6/15/2020, Series Ac	10,588,249
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE Insured)
7,000,000	Zero Coupon, 6/15/2020, Series Bc,d	6,583,080
3,100,000	Zero Coupon, 6/15/2024, Series Ac	1,330,365
2,000,000	Zero Coupon, 12/15/2024, Series Ac	831,560
	Metropolitan Water Reclamation District of Greater Chicago General Obligation Refunding Bonds
7,280,000	5.250%, 12/1/2032, Series C	7,480,418
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Revenue Bonds
6,000,000	5.000%, 6/1/2017	6,070,980
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois Revenue Bonds (NATL-RE FGIC Insured)
3,000,000	6.700%, 11/1/2021, Series Ac	3,560,670
	University of Illinois Auxiliary Facilities System Revenue Bonds
2,500,000	5.750%, 4/1/2038, Series A	2,585,250

	Total Illinois	124,614,784

Indiana (1.7%)
	Ball State University Student Fee Bonds (FGIC Insured)
700,000	5.750%, 7/1/2020, Series Ka,c	733,691
	East Chicago Elementary School Building Corporation, Lake County, Indiana First Mortgage Refunding Bonds
895,000	6.250%, 1/5/2016	960,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Indiana (1.7%) - continued
	Indiana Bond Bank Special Program Bonds (Clark Memorial Hospital)
$7,000,000	5.500%, 8/1/2029, Series D	$6,904,100
	Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds (United States Steel Corporation)
2,000,000	6.000%, 12/1/2026	1,920,140
	Indiana Finance Authority Hospital Revenue Bonds (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Series A	1,571,100
	Indiana Health and Educational Facility Financing Authority Health System Revenue Refunding Bonds (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
500,000	5.250%, 5/15/2041, Series Ec	453,515
	Indiana Transportation Finance Authority Highway Revenue Bonds
220,000	6.800%, 12/1/2016, Series A	247,645
	Indiana Transportation Finance Authority Highway Revenue Bonds (NATL-RE-IBC Insured)
3,150,000	7.250%, 6/1/2015, Series Ac	3,496,122
310,000	7.250%, 6/1/2015, Series Aa,c	317,000
	Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks)
5,000,000	5.750%, 1/1/2038, Series A	5,166,400
	Purdue University Student Fee Bonds
2,120,000	5.000%, 7/1/2020, Series La	2,208,595

	Total Indiana	23,978,983

Iowa (0.3%)
	Coralville, Iowa Annual Appropriation Urban Renewal Tax Increment Revenue Bonds
745,000	5.000%, 6/1/2011, Series H2	751,325
3,125,000	5.000%, 6/1/2021, Series H2	3,097,469
	Iowa Finance Authority Single Family Mortgage Bonds (GNMA/FNMA Collateralized)
170,000	5.000%, 1/1/2037, Series E, AMT	170,068

	Total Iowa	4,018,862

Kansas (0.7%)
	Kansas Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail HealthCare, Inc.) (NATL-RE Insured)
910,000	5.375%, 11/15/2024, Series Kc	926,080
90,000	5.375%, 11/15/2024, Series Ka,c	93,570

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Kansas (0.7%) - continued
	Kansas Development Finance Authority Revenue Bonds
$3,500,000	5.000%, 5/15/2030, Series S	$3,091,970
	Salina, Kansas Hospital Refunding and Improvement Revenue Bonds (Salina Regional Health Center, Inc.)
1,725,000	5.000%, 10/1/2036	1,546,376
	Sedgwick and Shawnee Counties, Kansas Single Family Mortgage Revenue Bonds (GNMA Collateralized)
125,000	6.700%, 6/1/2029, Series A-2	132,769
	Wyandotte County/Kansas City, Kansas Sales Tax Special Obligation Revenue Refunding Bonds (Redevelopment Project Area B)
4,275,000	5.000%, 12/1/2020, Series B	4,243,536

	Total Kansas	10,034,301

Kentucky (0.7%)
	Kentucky Economic Development Finance Authority Hospital Revenue Bonds (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Series A	5,424,065
	Kentucky Economic Development Finance Authority Revenue Bonds (Louisville Arena Authority, Inc.) (AGM Insured)
1,000,000	6.000%, 12/1/2033, Series A-1[c]	1,018,270
	Paducah, Kentucky Electric Plant Board Revenue Bonds (AGM Insured)
2,500,000	5.250%, 10/1/2035, Series Ac	2,462,425

	Total Kentucky	8,904,760

Louisiana (3.1%)
	Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans Research and Technology Foundation, Inc. - Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[c]	4,524,073
	Louisiana State Gas and Fuels Tax Revenue Bonds
5,000,000	5.000%, 5/1/2033, Series B	4,894,500
7,000,000	5.000%, 5/1/2045, Series B	6,574,890
	New Orleans, Louisiana General Obligation Refunding Bonds (AMBAC Insured)
6,500,000	Zero Coupon, 9/1/2012[c]	6,192,030
	Regional Transit Authority, Louisiana Sales Tax Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,605,000	8.000%, 12/1/2012, Series Ac	2,775,289

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Louisiana (3.1%) - continued
	Regional Transportation Authority, Louisiana Sales Tax Revenue Bonds (AGM Insured)
$500,000	5.000%, 12/1/2030[c]	$486,475
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
13,000,000	5.125%, 6/1/2037, Series A	12,002,770
	St. Tammany Parish, Louisiana Utilities Revenue Bonds
2,000,000	5.500%, 8/1/2035, Series B	1,992,000
	Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
3,820,000	5.500%, 5/15/2030, Series B	3,653,524

	Total Louisiana	43,095,551

Maryland (0.5%)
	Maryland Economic Development Corporation Student Housing Revenue Bonds (University Village at Sheppard Pratt) (ACA Insured)
1,550,000	6.000%, 7/1/2033[c]	1,205,296
	Maryland Health and Higher Educational Facilities Authority Revenue Bonds (University of Maryland Medical Systems)
1,000,000	6.000%, 7/1/2022[a]	1,075,020
	Morgan State University Academic Fees and Auxiliary Facilities Fees Revenue Refunding Bonds (NATL-RE Insured)
4,500,000	6.050%, 7/1/2015[c]	4,928,355

	Total Maryland	7,208,671

Massachusetts (3.4%)
	Massachusetts Bay Transportation Authority Sales Tax Bonds (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Series Bc	5,599,250
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds
6,000,000	5.250%, 7/1/2031, Series A	6,316,500
	Massachusetts Development Finance Agency Revenue Bonds (Devens Electric Systems)
725,000	5.625%, 12/1/2016	731,554
	Massachusetts General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
4,935,000	5.250%, 1/1/2013, Series Ac	5,347,665
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology)
15,000,000	5.250%, 7/1/2033, Series L	16,178,400

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Massachusetts (3.4%) - continued
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Partners Healthcare System, Inc.)
$35,000	6.000%, 7/1/2016, Series C	$35,838
965,000	6.000%, 7/1/2016, Series Ca	997,009
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Tufts University)
5,400,000	5.500%, 2/15/2028, Series M	5,875,902
	Massachusetts Water Pollution Abatement Trust Pool Program Refunding Bonds
5,000,000	5.000%, 8/1/2024	5,528,500

	Total Massachusetts	46,610,618

Michigan (2.1%)
	East Lansing Building Authority, Ingham and Clinton Counties, Michigan Building Authority Bonds (General Obligation Limited Tax)
2,000,000	5.700%, 4/1/2020	2,262,320
	Grand Valley State University General Revenue Bonds
1,000,000	5.750%, 12/1/2034	1,014,720
	Kalamazoo Hospital Finance Authority Hospital Revenue Bonds (AGM Insured)
4,000,000	5.250%, 5/15/2036[c]	3,744,880
	Kalamazoo Hospital Finance Authority Hospital Revenue Refunding Bonds (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Series Ac	3,198,617
	Michigan Public Power Agency Revenue Bonds (Combustion Turbine No. 1) (AMBAC Insured)
1,380,000	5.250%, 1/1/2016, Series Ac	1,404,412
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Crittenton Hospital Medical Center)
2,750,000	5.500%, 3/1/2022, Series A	2,694,093
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Sisters of Mercy Health Corporation) (NATL-RE Insured)
2,600,000	5.375%, 8/15/2014, Series Pa,c	2,787,434
80,000	5.375%, 8/15/2014, Series Pa,c	85,767
	Michigan State Trunk Line Fund Refunding Bonds (AGM Insured)
5,000,000	5.000%, 11/1/2022[c]	5,266,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Michigan (2.1%) - continued
	Rochester Community School District, Oakland and Macomb Counties, Michigan School Building and Site General Obligation Bonds (NATL-RE Q-SBLF Insured)
$4,500,000	5.000%, 5/1/2019[c]	$4,832,730
	Sault Ste. Marie Chippewa Indians Housing Authority Health Facility Revenue Bonds (Tribal Health and Human Services Center)
1,320,000	7.750%, 9/1/2012	1,326,006

	Total Michigan	28,617,829

Minnesota (2.9%)
	Baytown Township, Minnesota Lease Revenue Bonds (St. Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Series A	933,370
	Minneapolis and St. Paul, Minnesota Housing and Redevelopment Authority Health care Facility Revenue Bonds (HealthPartners)
800,000	6.000%, 12/1/2021	804,248
	Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue Bonds (AMBAC Insured)
5,000,000	5.000%, 1/1/2035, Series Ac	4,600,950
	Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue Bonds (NATL-RE FGIC Insured)
4,750,000	5.000%, 1/1/2031, Series Cc	4,451,367
	Minnesota Agricultural and Economic Development Board Health Care System Revenue Bonds (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Series Ac	85,006
	Minnesota Higher Education Facilities Authority Revenue Bonds
1,575,000	5.250%, 12/1/2035	1,425,233
	Minnesota Higher Education Facilities Authority Revenue Bonds (University of St. Thomas)
530,000	5.250%, 10/1/2019, Series 5-Y	564,212
	North Oaks, Minnesota Senior Housing Revenue Bonds (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	1,755,700

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Minnesota (2.9%) - continued
	Northern Municipal Power Agency, Minnesota Electric System Revenue Bonds (AMBAC Insured)
$2,000,000	5.000%, 1/1/2026, Series Ac	$1,997,820
	Northfield, Minnesota Hospital Revenue Bonds
1,000,000	6.000%, 11/1/2021, Series Ca	1,039,270
1,300,000	6.000%, 11/1/2026, Series Ca	1,351,051
2,040,000	6.000%, 11/1/2031, Series Ca	2,120,111
	Rochester, Minnesota Health Care Facilities Revenue Bonds (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	927,410
	St. Cloud, Minnesota Health Care Revenue Bonds (CentraCare Health System)
2,000,000	5.125%, 5/1/2030, Series A	1,888,780
	St. Louis Park, Minnesota Health Care Facilities Revenue Refunding Bonds (Park Nicollet Health Services)
2,000,000	5.250%, 7/1/2030, Series Ba	2,238,540
1,000,000	5.750%, 7/1/2030, Series C	970,380
5,500,000	5.750%, 7/1/2039	5,212,955
	St. Paul, Minnesota Housing and Redevelopment Authority Educational Facility Revenue Refunding Bonds (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,070,000
	St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
230,000	5.250%, 5/15/2019	226,796
1,500,000	5.250%, 5/15/2036	1,265,370
	White Earth Band of Chippewa Indians Revenue Bonds (ACA Insured)
1,150,000	7.000%, 12/1/2011, Series Ac	1,158,096

	Total Minnesota	39,086,665

Missouri (1.3%)
	Jackson County, Missouri Special Obligation Bonds (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[c]	7,537,125
	Missouri Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) (GNMA/FNMA Collateralized)
40,000	6.550%, 9/1/2028, Series C-1	40,193
75,000	7.450%, 9/1/2031, Series B-1, AMT	76,983
155,000	7.150%, 3/1/2032, Series C-1, AMT	163,767

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Missouri (1.3%) - continued
	Missouri State Environmental Improvement and Energy Resources Authority Pollution Control Refunding Revenue Bonds (Associated Cooperative, Inc.)
$2,000,000	4.375%, 12/1/2034[d]	$2,005,940
	Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Revenue Bonds
175,000	5.250%, 1/1/2018	184,425
825,000	5.250%, 1/1/2018[a]	895,142
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Barnes-Jewish, Inc./Christian Health Services)
3,000,000	5.250%, 5/15/2014, Series A	3,209,130
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (BJC Health System)
2,500,000	5.000%, 5/15/2020, Series A	2,581,450
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Lake Regional Health System)
1,500,000	5.600%, 2/15/2025	1,497,075

	Total Missouri	18,191,230

Montana (0.5%)
	Montana Board of Housing Single Family Mortgage Bonds
15,000	6.000%, 6/1/2016, Series A-1	15,005
60,000	6.250%, 6/1/2019, Series A-2, AMT	60,051
	Montana Facility Finance Authority Hospital Facilities Revenue Bonds (St. Peter’s Hospital)
3,860,000	5.250%, 6/1/2018	3,978,386
	Montana Facility Finance Authority Revenue Bonds (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	2,898,430

	Total Montana	6,951,872

Nebraska (1.5%)
	Douglas County, Nebraska Hospital Authority No. 3 Health Facilities Refunding and Revenue Bonds (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048	1,826,000
	Nebraska Public Power District General Revenue Bonds (AMBAC Insured)
2,500,000	5.000%, 1/1/2013, Series Bc	2,676,475

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Nebraska (1.5%) - continued
	Omaha, Nebraska Public Power District Electric System Revenue Bonds
$1,760,000	6.150%, 2/1/2012, Series Ba	$1,807,326
5,780,000	5.000%, 2/1/2046, Series A	5,640,066
	Omaha, Nebraska Special Obligation Bonds (Riverfront Redevelopment)
1,675,000	5.500%, 2/1/2015, Series A	1,751,246
	University of Nebraska Student Fees and Facilities Revenue Bonds
5,000,000	5.000%, 7/1/2023, Series B	5,238,500
	University of Nebraska Student Housing Revenue Bonds
1,680,000	5.000%, 5/15/2040, Series B	1,664,561

	Total Nebraska	20,604,174

New Jersey (1.4%)
	Hudson County, New Jersey Refunding Certificates of Participation (NATL-RE Insured)
2,000,000	6.250%, 12/1/2015[c]	2,201,180
	New Jersey Educational Facilities Authority Revenue Refunding Bonds (Kean University)
1,000,000	5.500%, 9/1/2036, Series A	1,004,020
	New Jersey General Obligation Bonds (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Series Lc	1,122,930
	New Jersey Transportation Trust Fund Authority Transportation System Bonds (AGM Insured)
5,000,000	5.500%, 12/15/2016, Series Ac	5,599,150
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS Insured)
260,000	6.500%, 1/1/2016, Series Ca,c	292,427
745,000	6.500%, 1/1/2016, Series Cc	833,350
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS-BNY Insured)
3,695,000	6.500%, 1/1/2016, Series Ca,c	4,155,840
	Ocean County, New Jersey Utilities Authority Wastewater Revenue Bonds (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	3,571,872

	Total New Jersey	18,780,769

New Mexico (0.9%)
	Jicarilla, New Mexico Apache Nation Revenue Bonds
3,500,000	5.500%, 9/1/2023, Series A	3,584,140
	Sandoval County, New Mexico Incentive Payment Refunding Revenue Bonds
9,000,000	5.000%, 6/1/2020	9,299,700

	Total New Mexico	12,883,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

New York (6.2%)
	Metropolitan Transportation Authority State Service Contract Refunding Bonds
$5,000,000	5.500%, 7/1/2017, Series A	$5,768,100
	Metropolitan Transportation Authority Transit Facilities Service Contract Bonds
2,360,000	5.750%, 7/1/2013, Series Oa	2,477,009
	New York City General Obligation Bonds
12,000,000	5.250%, 8/1/2017, Series B	12,914,160
220,000	5.500%, 8/1/2022, Series Aa	245,022
1,530,000	5.500%, 8/1/2022, Series A	1,620,515
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
11,000,000	5.750%, 6/15/2040, Series A	11,481,800
2,000,000	5.375%, 6/15/2043, Series EE	2,012,800
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds (AMBAC Insured)
2,000,000	5.875%, 6/15/2012, Series Aa,c	2,143,360
	New York City Transitional Finance Authority Future Tax Secured Bonds
735,000	5.375%, 11/15/2021, Series A	776,623
	New York City Transitional Finance Authority Future Tax Secured Refunding Bonds
1,805,000	5.375%, 11/15/2021, Series Aa	1,959,327
8,940,000	5.500%, 11/1/2026, Series Ad	9,234,037
13,000,000	5.250%, 2/1/2029, Series Bd	13,000,000
	New York State Dormitory Authority State Personal Income Tax Revenue Bonds
5,125,000	5.000%, 2/15/2029, Series A	5,182,349
	New York State Dormitory Authority State University Educational Facilities Revenue Bonds
2,000,000	7.500%, 5/15/2013, Series A	2,272,680
5,000,000	5.875%, 5/15/2017, Series A	5,744,750
4,000,000	5.250%, 11/15/2023, Series Bd	4,198,760
	New York State Local Government Assistance Corporation Refunding Bonds (NATL-RE-IBC Insured)
2,000,000	5.250%, 4/1/2016, Series Ec	2,255,160
	New York State Urban Development Corporation State Personal Income Tax Revenue Bonds (State Facilities and Equipment)
2,000,000	5.000%, 3/15/2036, Series B-1	1,957,880

	Total New York	85,244,332

Principal Amount	Long-Term Fixed Income (99.2%)	Value

North Carolina (2.3%)
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds
$5,000,000	5.500%, 1/1/2014, Series D	$5,433,200
4,000,000	5.375%, 1/1/2017, Series C	4,174,320
7,170,000	5.250%, 1/1/2020, Series A	7,503,405
1,535,000	5.500%, 1/1/2021, Series B	1,536,197
2,000,000	5.000%, 1/1/2026, Series B	1,910,760
1,475,000	6.000%, 1/1/2026, Series Aa	1,801,005
	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds
3,200,000	5.000%, 1/1/2025, Series A	3,279,680
1,250,000	5.000%, 1/1/2030, Series A	1,233,400
	Raleigh-Durham, North Carolina Airport Authority Revenue Bonds
4,435,000	5.000%, 5/1/2036, Series A	4,250,637
	Wake County Industrial Facilities and Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds (Carolina Power & Light Company)
1,000,000	5.375%, 2/1/2017	1,037,620

	Total North Carolina	32,160,224

North Dakota (0.7%)
	South Central Regional Water District, North Dakota Utility System Revenue Bonds (Refunding and Northern Burleigh County Expansion)
2,945,000	5.650%, 10/1/2029, Series A	2,983,550
	Ward County, North Dakota Health Care Facilities Refunding Revenue Bonds (Trinity)
3,250,000	6.250%, 7/1/2021, Series B	3,251,430
	Ward County, North Dakota Health Care Facilities Revenue Bonds (Trinity)
2,895,000	5.125%, 7/1/2025	2,687,023

	Total North Dakota	8,922,003

Ohio (2.6%)
	Akron, Ohio Non-Tax Revenue Economic Development Bonds (NATL-RE Insured)
600,000	6.000%, 12/1/2012[c]	623,790
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset-Backed Bonds
6,455,000	5.125%, 6/1/2024, Series A-2	4,871,653
	Lorain County, Ohio Hospital Facilities Revenue Refunding and Improvement Bonds (Catholic Healthcare Partners)
2,000,000	5.400%, 10/1/2021, Series A	2,044,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Ohio (2.6%) - continued
	Lorain County, Ohio Port Authority Recovery Zone Facility Revenue Bonds (United States Steel Corporation)
$2,500,000	6.750%, 12/1/2040	$2,499,675
	Lucas County, Ohio Health Care Facilities Revenue Refunding and Improvement Bonds
2,000,000	6.550%, 8/15/2024, Series A	2,012,620
	Ohio Higher Educational Facility Commission Revenue Bonds (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Series B	2,362,080
	Ohio Higher Educational Facility Commission Revenue Bonds (Kenyon College)
4,740,000	5.250%, 7/1/2044	4,566,469
	Ohio Turnpike Commission Turnpike Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,000,000	5.500%, 2/15/2024, Series Ac	2,154,580
10,000,000	5.500%, 2/15/2026, Series Ac	10,534,700
	Port of Greater Cincinnati Development Authority Economic Development Revenue Bonds (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,554,157
	University of Cincinnati General Receipts Bonds (AMBAC Insured)
2,545,000	5.000%, 6/1/2016, Series Dc	2,751,934

	Total Ohio	35,975,718

Oklahoma (0.5%)
	Oklahoma Development Finance Authority Hospital Revenue Refunding Bonds (Unity Health Center)
1,040,000	5.000%, 10/1/2011	1,054,498
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Homeownership Loan Program)
35,000	7.550%, 9/1/2028, Series C-2, AMT	35,912
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Homeownership Loan Program) (GNMA/FNMA Collateralized)
95,000	7.100%, 9/1/2028, Series D-2, AMT	97,746
	Oklahoma Municipal Power Authority Power Supply System Revenue Bonds
1,500,000	6.000%, 1/1/2038, Series A	1,557,390

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Oklahoma (0.5%) - continued
	Oklahoma Municipal Power Authority Power Supply System Revenue Bonds (NATL-RE Insured)
$530,000	5.875%, 1/1/2012, Series Bc	$540,144
	Payne County Economic Development Authority Student Housing Revenue Bonds (Collegiate Housing Foundation - Stillwater)
2,900,000	6.375%, 6/1/2030, Series Aa	2,956,666

	Total Oklahoma	6,242,356

Oregon (0.2%)
	Clackamas County, Oregon Hospital Facility Authority Revenue Bonds (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Series A	290,589
	Salem-Keizer School District No. 24J, Marion and Polk Counties, Oregon General Obligation Bonds
5,000,000	Zero Coupon, 6/15/2028, Series B	1,827,600

	Total Oregon	2,118,189

Pennsylvania (2.9%)
	Allegheny County Hospital Development Authority Revenue Bonds (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Series B	3,267,510
2,000,000	5.625%, 8/15/2039	1,927,140
	Cornwall-Lebanon School District, Lebanon County, Pennsylvania General Obligation Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[c]	1,708,720
1,520,000	Zero Coupon, 3/15/2017[c]	1,235,274
	Cumberland County Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027	2,486,138
2,000,000	5.000%, 1/1/2036	1,655,400
	Cumberland County, Pennsylvania Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries)
2,000,000	6.125%, 1/1/2029	2,002,960
	Delaware County, Pennsylvania Industrial Development Authority Airport Facilities Revenue Bonds
3,500,000	0.250%, 12/1/2015[b]	3,500,000
	Lancaster County Hospital Authority Hospital Revenue Bonds (Lancaster General Hospital)
2,000,000	5.500%, 3/15/2026[a]	2,216,480

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Pennsylvania (2.9%) - continued
	Lycoming County Authority Health System Revenue Bonds (Susquehanna Health System)
$5,795,000	5.750%, 7/1/2039, Series A	$5,220,831
	Pennsylvania Turnpike Commission Turnpike Revenue Bonds (AGM Insured)
8,000,000	Zero Coupon, 6/1/2033, Series Cc,d	5,947,120
5,000,000	6.250%, 6/1/2038, Series Cc	5,266,300
	Philadelphia Authority for Industrial Development Revenue Bonds (Please Touch Museum)
2,000,000	5.250%, 9/1/2026	1,656,160
	York County, Pennsylvania Solid Waste and Refuse Authority Solid Waste System Refunding Revenue Bonds (NATL-RE FGIC Insured)
1,000,000	5.500%, 12/1/2012[c]	1,078,440

	Total Pennsylvania	39,168,473

Puerto Rico (1.2%)
	Puerto Rico Electric Power Authority Power Revenue Bonds
10,000,000	5.250%, 7/1/2040, Series XX	8,785,200
	Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Facilities Financing Authority Cogeneration Facility Revenue Bonds (AES Puerto Rico)
7,655,000	6.625%, 6/1/2026, AMT	7,661,890

	Total Puerto Rico	16,447,090

South Carolina (1.4%)
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Memorial Hospital)
1,000,000	5.500%, 10/1/2026	978,870
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,038,140
	Piedmont, South Carolina Municipal Power Agency Electric Revenue Bonds (NATL-RE FGIC Insured)
4,000,000	6.250%, 1/1/2021[c]	4,558,000
	South Carolina Jobs-Economic Development Authority Hospital Refunding and Improvement Revenue Bonds (Palmetto Health Alliance)
605,000	6.875%, 8/1/2027, Series Ca	687,843
4,895,000	6.875%, 8/1/2027, Series Ca	5,565,272

Principal Amount	Long-Term Fixed Income (99.2%)	Value

South Carolina (1.4%) - continued
	South Carolina Public Service Authority Revenue Obligations (Santee Cooper)
$2,500,000	5.500%, 1/1/2038, Series A	$2,569,225
	Spartanburg, South Carolina Water System Revenue Bonds (FGIC Insured)
2,000,000	5.250%, 6/1/2028[a,c]	2,257,140

	Total South Carolina	18,654,490

South Dakota (0.9%)
	South Dakota Educational Enhancement Funding Corporation Tobacco Settlement Asset-Backed Bonds
5,000,000	6.500%, 6/1/2032, Series B	4,886,750
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System)
1,170,000	5.625%, 4/1/2032[a]	1,290,428
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Sanford Health)
5,000,000	5.000%, 11/1/2040	4,377,500
1,250,000	5.500%, 11/1/2040	1,202,163

	Total South Dakota	11,756,841

Tennessee (1.2%)
	Jackson, Tennessee Hospital Revenue Refunding and Improvement Bonds (Jackson-Madison County General Hospital)
2,000,000	5.625%, 4/1/2038	1,965,680
3,450,000	5.750%, 4/1/2041	3,439,892
	Memphis-Shelby County Airport Authority Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
4,500,000	5.050%, 9/1/2012	4,674,240
2,000,000	5.350%, 9/1/2012	2,086,660
	Nashville and Davidson Counties Industrial Development Board Multifamily Housing Revenue Refunding Bonds (Beechwood Terrace Apartments) (GNMA Collateralized)
4,155,000	6.625%, 3/20/2036, Series A	4,272,129

	Total Tennessee	16,438,601

Texas (10.6%)
	Alliance Airport Authority, Inc. Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
10,285,000	4.850%, 4/1/2021, AMT	10,138,439

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Texas (10.6%) - continued
	Amarillo Health Facilities Corporation Hospital Revenue Bonds (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
$2,000,000	5.500%, 1/1/2017[c]	$2,043,360
	Austin, Texas Combined Utility Systems Revenue Refunding Bonds (NATL-RE FGIC-TCRS Insured)
2,250,000	6.000%, 11/15/2013[c]	2,361,195
	Bexar County Housing Finance Corporation Multifamily Housing Revenue Bonds (Dymaxion and Marbach Park Apartments) (NATL-RE Insured)
1,930,000	6.000%, 8/1/2023, Series Ac	1,780,039
	Bexar County Housing Finance Corporation Multifamily Housing Revenue Bonds (Pan American Apartments) (GNMA Collateralized)
1,680,000	7.000%, 3/20/2031, Series A-1[a]	1,777,574
	Bluebonnet Trails Community Mental Health and Mental Retardation Center Revenue Bonds
1,000,000	6.125%, 12/1/2016	1,006,020
	Clifton Higher Education Finance Corporation Education Revenue Bonds (Uplift Education)
4,000,000	6.250%, 12/1/2045, Series A	3,503,000
	Corpus Christi, Texas General Improvement Refunding Bonds (AGM Insured)
260,000	5.000%, 3/1/2012, Series Ac	266,302
	Dallas and Fort Worth, Texas Joint Revenue Improvement and Refunding Bonds (Dallas/Fort Worth International Airport) (NATL-RE Insured)
1,000,000	5.500%, 11/1/2016, Series A, AMT[c]	1,037,630
500,000	5.500%, 11/1/2017, Series A, AMT[c]	515,380
	Dallas and Fort Worth, Texas Joint Revenue Improvement and Refunding Bonds (Dallas/Fort Worth International Airport) (XLCA Insured)
9,750,000	6.125%, 11/1/2018, Series C-2, AMT[c]	9,776,715
	Dallas Independent School District, Dallas County, Texas Unlimited Tax School Building Bonds (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034c	11,306,000

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Texas (10.6%) - continued
	Deer Park Independent School District, Harris County, Texas School Building Refunding Bonds (PSF-GTD Insured)
$1,375,000	5.000%, 2/15/2013[c]	$1,488,905
	Denton, Texas Utility System Revenue Bonds (AGM Insured)
3,210,000	5.250%, 12/1/2015, Series Aa,c	3,475,371
	Harris County Health Facilities Development Corporation Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System)
2,000,000	6.375%, 6/1/2029, Series Aa	2,059,060
2,000,000	7.250%, 12/1/2035, Series B	2,151,540
	Harris County, Texas General Obligation and Revenue Refunding Bonds (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[c]	3,827,950
	Harris County, Texas Industrial Development Corporation Pollution Control Revenue Bonds
1,100,000	0.180%, 3/1/2024[b]	1,100,000
	Harris County, Texas Toll Road Revenue and Refunding Bonds
6,500,000	5.250%, 8/15/2047, Series B	6,416,605
	Houston, Texas Airport System Revenue Bonds (AGM Insured)
2,000,000	5.625%, 7/1/2030, Series A, AMT[c]	1,991,700
	Houston, Texas Water and Sewer System Revenue Refunding Bonds (AGM Insured)
10,000,000	5.750%, 12/1/2032, Series Aa,c	11,304,800
	Lewisville Independent School District, Denton County, Texas Unlimited Tax School Building and Refunding Bonds (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	3,906,791
	Lower Colorado River Authority, Texas Unrefunded Balance Revenue Bonds (AGM Insured)
215,000	5.875%, 5/15/2015, Series Ac	215,746
	North East Independent School District, Bexar County, Texas Unlimited Tax Refunding Bonds (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	5,386,450
2,000,000	5.250%, 2/1/2029[c]	2,137,620
	North Texas Health Facilities Development Corporation Hospital Revenue Bonds (United Regional Healthcare System, Inc.)
2,600,000	6.000%, 9/1/2023[a]	2,920,762

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Texas (10.6%) - continued
	North Texas Tollway Authority System Revenue Refunding Bonds
$1,000,000	5.625%, 1/1/2033, Series A	$954,550
	North Texas Tollway Authority System Revenue Refunding Bonds (AGM Insured)
5,000,000	Zero Coupon, 1/1/2028, Series Dc	1,728,700
24,125,000	Zero Coupon, 1/1/2034, Series Dc	5,294,714
	Pharr, Texas Higher Education Finance Authority Education Revenue Bonds (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Series A	2,363,800
2,000,000	6.500%, 8/15/2039, Series A	1,912,700
	Ridge Parc Development Corporation Multifamily Housing Revenue Bonds (GNMA Collateralized)
1,000,000	6.100%, 6/20/2033	1,039,900
2,795,000	6.150%, 11/20/2041	2,886,425
	San Antonio, Texas General Obligation Bonds
425,000	5.250%, 2/1/2014	426,513
	San Antonio, Texas Water System Revenue Refunding Bonds (AGM Insured)
1,000,000	5.500%, 5/15/2018[c]	1,048,530
1,000,000	5.500%, 5/15/2019[c]	1,045,400
1,000,000	5.500%, 5/15/2020[c]	1,042,140
	San Juan, Texas Higher Education Finance Authority Education Revenue Bonds (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Series A	1,989,740
	San Leanna Education Facilities Corporation Higher Education Revenue Bonds (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,085,864
1,000,000	5.125%, 6/1/2027	900,960
	Southeast Texas Housing Finance Corporation Single Family Mortgage Revenue Bonds (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	9,604,792
	Southwest Higher Education Authority, Inc. Higher Education Revenue Bonds (Southern Methodist University)
1,500,000	5.000%, 10/1/2041	1,443,045
	Tarrant County College District, Texas General Obligation Refunding Bonds
1,410,000	5.375%, 2/15/2013	1,536,844

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Texas (10.6%) - continued
	Tarrant County Cultural Education Facilities Finance Corporation Hospital Revenue Bonds (Hendrick Medical Center) (AGM Insured)
$1,250,000	5.250%, 9/1/2026, Series B	$1,218,800
2,000,000	5.250%, 9/1/2027, Series B	1,933,320
1,000,000	5.250%, 9/1/2028, Series B	963,290
	Tarrant County Cultural Education Facilities Finance Corporation Refunding Revenue Bonds (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Series A	1,978,600
	Westlake, Texas Certificates of Obligation
315,000	6.500%, 5/1/2013	346,314
350,000	6.500%, 5/1/2015	392,420
335,000	6.500%, 5/1/2017[a]	391,441
1,650,000	5.750%, 5/1/2024	1,734,364
2,000,000	5.800%, 5/1/2032[a]	2,292,540
	Wylie, Texas Independent School District General Obligation Bonds (PSF-GTD Insured)
745,000	6.875%, 8/15/2014[a,c]	770,881
430,000	6.875%, 8/15/2014[c]	443,330
3,280,000	7.000%, 8/15/2024[c]	3,351,504

	Total Texas	146,016,375

Utah (0.7%)
	Riverton, Utah Hospital Revenue Bonds (IHC Health Services, Inc.)
3,000,000	5.000%, 8/15/2041	2,754,390
	Utah Associated Municipal Power Systems Revenue and Refunding Bonds (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	5,829,840
	Utah State Charter School Finance Authority Charter School Revenue Bonds (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	934,980

	Total Utah	9,519,210

Virginia (0.5%)
	Fairfax County, Virginia Industrial Development Authority Health Care Revenue Bonds (Inova Health System)
1,000,000	5.000%, 5/15/2025, Series C	1,002,620
	Fairfax County, Virginia Industrial Development Authority Hospital Revenue Refunding Bonds (Inova Health System Hospitals)
2,500,000	5.250%, 8/15/2019	2,725,025
	Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
1,630,000	5.250%, 6/1/2019[a]	1,671,924

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Virginia (0.5%) - continued
	Virginia Port Authority Port Facilities Revenue Refunding Bonds
$2,000,000	5.000%, 7/1/2040	$1,951,760

	Total Virginia	7,351,329

Washington (5.1%)
	Energy Northwest Columbia Generating Station Refunding Electric Revenue Bonds (NATL- RE Insured)
1,000,000	5.750%, 7/1/2018, Series Ac	1,055,060
	Franklin County, Washington, Pasco School District No. 1 Unlimited Tax General Obligation Bonds (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[c]	6,415,740
	FYI Properties Lease Revenue Bonds (State of Washington DIS)
2,500,000	5.500%, 6/1/2034	2,483,550
	King County, Washington Sewer Revenue Refunding Bonds (AGM Insured)
10,000,000	5.500%, 1/1/2013, Series Bc	10,426,700
	Tobacco Settlement Authority Tobacco Settlement Asset-Backed Bonds
7,100,000	6.500%, 6/1/2026	7,167,663
	Washington Economic Development Finance Authority Lease Revenue Bonds (Washington Biomedical Research Properties II) (NATL-RE Insured)
5,620,000	5.000%, 6/1/2030[c]	5,585,156
	Washington General Obligation Bonds
10,000	6.250%, 2/1/2011, Series A & AT-6[a]	10,000
330,000	6.250%, 2/1/2011, Series A & AT-6	329,731
2,000,000	6.000%, 6/1/2012, Series B & AT-7	2,142,320
1,290,000	5.750%, 10/1/2012, Series 93A	1,357,157
25,000	5.750%, 10/1/2012, Series 93Aa	26,332
5,000,000	6.750%, 2/1/2015, Series A	5,465,850
	Washington General Obligation Bonds (AGM Insured)
5,000,000	5.000%, 7/1/2021, Series Ac	5,348,850
	Washington Health Care Facilities Authority Revenue Bonds
2,500,000	5.250%, 12/1/2030, Series A	2,081,225
5,000,000	5.250%, 10/1/2032, Series A	4,657,650
	Washington Health Care Facilities Authority Revenue Bonds (Kadlec Medical Center) (AGM Insured)
1,000,000	5.000%, 12/1/2030, Series Ac	911,790

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Washington (5.1%) - continued
	Washington Health Care Facilities Authority Revenue Bonds (Seattle Cancer Care Alliance)
$5,000,000	7.375%, 3/1/2038	$5,306,650
	Washington Health Care Facilities Authority Revenue Bonds (Swedish Health Services) (AMBAC Insured)
2,000,000	5.125%, 11/15/2018[c]	2,004,480
	Washington Higher Education Facilities Authority Refunding Revenue Bonds (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Series B	4,891,438
	Washington Higher Education Facilities Authority Revenue and Refunding Revenue Bonds (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,225,939
1,000,000	5.625%, 10/1/2040	897,500

	Total Washington	69,790,781

Wisconsin (1.6%)
	Monroe, Wisconsin Redevelopment Authority Development Revenue Bonds (Monroe Clinic, Inc.)
3,500,000	5.875%, 2/15/2039	3,198,440
	Wisconsin Health and Educational Facilities Authority Revenue and Refunding Bonds (Wheaton Franciscan Services, Inc.)
6,000,000	5.750%, 8/15/2025[a]	6,383,940
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Blood Center of Southeastern Wisconsin, Inc.)
2,000,000	5.750%, 6/1/2034	2,025,740
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Eagle River Memorial Hospital, Inc.) (Radian Insured)
1,000,000	5.750%, 8/15/2020[c]	1,010,570
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Marshfield Clinic)
2,000,000	6.000%, 2/15/2025, Series B	1,994,320
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Thedacare, Inc.)
5,000,000	5.500%, 12/15/2038, Series A	4,575,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Wisconsin (1.6%) - continued
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Watertown Memorial Hospital, Inc.) (Radian Insured)
$2,000,000	5.500%, 8/15/2029[c]	$1,838,720
	Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds (Marquette University)
1,000,000	5.000%, 10/1/2033, Series B-1	910,310

	Total Wisconsin	21,937,090

Wyoming (1.7%)
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon)
5,055,000	0.220%, 11/1/2014, Series Bb	5,055,000
8,445,000	0.220%, 11/1/2014, Series Cb	8,445,000
	Wyoming Municipal Power Agency Power Supply System Revenue Bonds
3,270,000	5.375%, 1/1/2042, Series A	3,285,761
	Wyoming State Farm Loan Board Capital Facilities Refunding Revenue Bonds
5,825,000	5.750%, 10/1/2020	6,525,864

	Total Wyoming	23,311,625

	Total Long-Term Fixed Income (cost $1,355,039,206)	1,361,675,098

	Total Investments (cost $1,355,039,206) 99.2%	$1,361,675,098

	Other Assets and Liabilities, Net 0.8%	10,991,562

	Total Net Assets 100.0%	$1,372,666,660

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2011.
c	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2011.
e	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:
ACA	-	American Capital Access Holding, Ltd.
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Corporation
AMT	-	Subject to Alternative Minimum Tax
BNY	-	The Bank of New York Mellon Corporation
CBI	-	Customer Bought Insurance
CR	-	Custodial Receipts
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Public School Fund Guaranteed
Q-SBLF	-	Qualified School Bond Loan Fund
Radian	-	Radian Guaranty, Inc.
TCRS	-	Temporary Custodial Receipts
XLCA	-	XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$43,047,787
Gross unrealized depreciation	(36,411,895)
Net unrealized appreciation (depreciation)	$6,635,892

Cost for federal income tax purposes	$1,355,039,206

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Municipal Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Education	131,235,875	–	131,235,875	–
Electric Revenue	70,712,819	–	70,712,819	–
Escrowed/Pre-refunded	154,922,570	–	154,922,570	–
General Obligation	245,797,054	–	245,797,054	–
Health Care	178,203,741	–	178,203,741	–
Housing Finance	15,770,869	–	15,770,869	–
Industrial Development Revenue	70,880,894	–	70,880,894	–
Other Revenue	162,423,548	–	162,423,548	–
Tax Revenue	109,350,776	–	109,350,776	–
Transportation	148,650,619	–	148,650,619	–
Water & Sewer	73,726,333	–	73,726,333	–

Total	$1,361,675,098	$–	$1,361,675,098	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Income Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Bank Loans (1.3%)[a]	Value

Basic Materials (0.1%)
	CF Industries, Inc., Term Loan
$153,761	4.250%, 4/5/2015	$154,614
	Smurfit-Stone Container Enterprises, Inc., Term Loan
746,250	6.750%, 1/2/2016	750,138

	Total Basic Materials	904,752

Capital Goods (0.1%)
	TransDigm Group, Inc., Term Loan
925,000	4.876%, 12/25/2016[b,c]	939,088

	Total Capital Goods	939,088

Communications Services (0.4%)
	Atlantic Broadband Finance, LLC, Term Loan
1,061,739	5.000%, 11/29/2015	1,070,764
	Charter Communications Operating, LLC, Term Loan
297,117	7.250%, 3/16/2014	303,801
	Intelsat Jackson Holdings SA, Term Loan
1,110,000	5.250%, 11/29/2015	1,123,875
	Lamar Media Corporation, Term Loan
608,315	4.250%, 12/31/2016	615,159

	Total Communications Services	3,113,599

Consumer Cyclical (0.1%)
	Universal City Development Partners, Ltd., Term Loan
744,361	5.500%, 10/20/2014	753,896

	Total Consumer Cyclical	753,896

Consumer Non-Cyclical (0.2%)
	Dole Food Company, Term Loan
372,187	5.059%, 3/3/2017	375,969
	HCA, Inc., Term Loan
627,530	2.553%, 11/17/2013	626,463
	Michael Foods, Inc., Term Loan
723,726	6.250%, 6/14/2016	735,639

	Total Consumer Non-Cyclical	1,738,071

Financials (0.1%)
	American General Finance Corporation, Term Loan
925,000	7.250%, 4/21/2015[b,c]	938,181

	Total Financials	938,181

Technology (0.2%)
	Freescale Semiconductor, Term Loan
948,647	4.511%, 12/1/2016	949,728
	Syniverse Holdings, Inc., Term Loan
180,000	5.250%, 12/31/1949	182,513

	Total Technology	1,132,241

Principal Amount	Bank Loans (1.3%)[a]	Value

Utilities (0.1%)
	New Development Holdings, LLC, Term Loan
$365,297	7.000%, 4/21/2017	$368,753

	Total Utilities	368,753

	Total Bank Loans (cost $9,720,773)	9,888,581

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Asset-Backed Securities (1.8%)
	Capitalsource Commercial Loan Trust
335,849	0.391%, 3/20/2017[d,e]	333,787
	Carrington Mortgage Loan Trust
1,100,000	0.410%, 8/25/2036[e]	443,134
	Countrywide Asset-Backed Certificates
1,204,815	5.549%, 8/25/2021[f]	967,080
	First Horizon ABS Trust
1,415,079	0.420%, 10/25/2034[e,f]	729,281
	GMAC Mortgage Corporation Loan Trust
3,410,158	0.440%, 8/25/2035[e,f]	1,969,987
3,728,161	0.440%, 12/25/2036[e,f]	2,589,797
	Goldman Sachs Alternative Mortgage Products Trust
4,034,921	0.340%, 8/25/2036[e]	3,740,529
	IndyMac Seconds Asset-Backed Trust
1,709,144	0.430%, 10/25/2036[e,f]	411,834
	Renaissance Home Equity Loan Trust
1,994,294	5.746%, 5/25/2036	1,543,456
1,400,000	6.011%, 5/25/2036	948,445

	Total Asset-Backed Securities	13,677,330

Basic Materials (5.6%)
	ABI Escrow Corporation
740,000	10.250%, 10/15/2018[g]	834,350
	Alcoa, Inc.
1,875,000	6.150%, 8/15/2020	1,994,469
	Anglo American Capital plc
925,000	4.450%, 9/27/2020[g]	932,180
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,799,354
1,650,000	6.125%, 6/1/2018	1,755,303
2,250,000	5.250%, 8/5/2020	2,233,395
	Ashland, Inc.
740,000	9.125%, 6/1/2017	861,175
	Celulosa Arauco y Constitucion SA
1,480,000	5.000%, 1/21/2021[g]	1,448,174
	CONSOL Energy, Inc.
290,000	8.000%, 4/1/2017[g]	314,650
940,000	8.250%, 4/1/2020[g]	1,026,950
	Corporacion Nacional del Cobre de Chile - Codelco
1,575,000	3.750%, 11/4/2020[g]	1,486,066
	Domtar Corporation
1,100,000	7.125%, 8/15/2015	1,204,500
	Dow Chemical Company
1,750,000	5.900%, 2/15/2015	1,941,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Income Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Basic Materials (5.6%) - continued
$1,850,000	8.550%, 5/15/2019	$2,309,296
	FMG Finance, Pty., Ltd.
1,110,000	7.000%, 11/1/2015[g]	1,146,075
	Georgia-Pacific, LLC
1,100,000	7.125%, 1/15/2017[g]	1,171,500
1,300,000	5.400%, 11/1/2020[g]	1,283,435
	Gold Fields Orogen Holding BVI, Ltd.
2,225,000	4.875%, 10/7/2020[g]	2,145,801
	International Paper Company
1,500,000	7.500%, 8/15/2021	1,773,051
750,000	7.300%, 11/15/2039	845,708
	Lyondell Chemical Company
1,130,000	11.000%, 5/1/2018	1,288,200
	Noble Group, Ltd.
750,000	4.875%, 8/5/2015[g]	766,999
1,850,000	6.750%, 1/29/2020[g]	1,979,907
	NOVA Chemicals Corporation
750,000	8.625%, 11/1/2019	828,750
	Peabody Energy Corporation
750,000	7.375%, 11/1/2016	840,000
	Rio Tinto Finance USA, Ltd.
1,965,000	6.500%, 7/15/2018	2,281,491
1,100,000	3.500%, 11/2/2020	1,028,809
	Rohm & Haas Company
1,500,000	7.850%, 7/15/2029	1,719,265
	Teck Resources, Ltd.
827,000	10.250%, 5/15/2016	1,013,075
750,000	4.500%, 1/15/2021	760,809
	Vale Overseas, Ltd.
1,875,000	6.875%, 11/10/2039	1,983,246

	Total Basic Materials	42,997,405

Capital Goods (2.6%)
	Abengoa Finance SAU
830,000	8.875%, 11/1/2017[g]	810,287
	BE Aerospace, Inc.
220,000	6.875%, 10/1/2020	228,250
	Bombardier, Inc.
550,000	7.750%, 3/15/2020[g]	602,250
	Case New Holland, Inc.
750,000	7.750%, 9/1/2013	821,250
950,000	7.875%, 12/1/2017[g]	1,055,688
	Cemex SAB de CV
940,000	9.000%, 1/11/2018[g]	963,500
	CRH America, Inc.
1,000,000	4.125%, 1/15/2016	1,009,498
1,100,000	8.125%, 7/15/2018	1,276,989
	Crown Americas, LLC
700,000	7.625%, 5/15/2017	759,500
	John Deere Capital Corporation
1,700,000	5.350%, 4/3/2018	1,878,995
	L-3 Communications Corporation
750,000	5.875%, 1/15/2015	765,000
	Owens-Brockway Glass Container, Inc.
1,450,000	6.750%, 12/1/2014	1,489,875
	Republic Services, Inc.
370,000	5.500%, 9/15/2019	401,671
900,000	5.000%, 3/1/2020	941,395
1,300,000	5.250%, 11/15/2021	1,371,110

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Capital Goods (2.6%) - continued
	Textron, Inc.
$1,500,000	6.200%, 3/15/2015	$1,635,711
	Waste Management, Inc.
2,700,000	7.375%, 3/11/2019	3,246,585
550,000	4.750%, 6/30/2020	560,854

	Total Capital Goods	19,818,408

Collateralized Mortgage Obligations (1.9%)
	Banc of America Mortgage Securities, Inc.
3,835,422	3.184%, 9/25/2035	3,289,596
	Bear Stearns Mortgage Funding Trust
717,098	0.540%, 8/25/2036[e]	154,523
	Countrywide Alternative Loan Trust
2,657,805	6.000%, 1/25/2037	1,927,956
	HomeBanc Mortgage Trust
1,793,265	5.926%, 4/25/2037	1,202,687
	Merrill Lynch Mortgage Investors, Inc.
2,699,014	2.752%, 6/25/2035	2,413,173
	Wachovia Mortgage Loan Trust, LLC
2,350,385	3.850%, 5/20/2036	1,813,512
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,671,949	1.073%, 2/25/2047[e]	1,858,333
	Washington Mutual Mortgage Pass-Through Certificates
1,501,547	0.550%, 10/25/2045[e]	1,304,885

	Total Collateralized Mortgage Obligations	13,964,665

Commercial Mortgage-Backed Securities (5.7%)
	Banc of America Commercial Mortgage, Inc.
1,800,000	5.689%, 4/10/2049	1,908,421
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000,000	0.411%, 3/15/2022[d,e]	2,865,252
2,500,000	5.331%, 2/11/2044	2,598,940
	Citigroup Commercial Mortgage Trust
7,500,000	0.401%, 4/15/2022[e,g]	6,816,735
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,353,934
	Commercial Mortgage Pass-Through Certificates
4,000,000	0.391%, 12/15/2020[d,e]	3,662,324
3,500,000	0.441%, 6/15/2022[d,e]	3,238,060
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	1,858,190
	Credit Suisse Mortgage Capital Certificates
3,971,328	0.431%, 10/15/2021[e,g]	3,793,560
2,500,000	5.467%, 9/15/2039	2,652,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Income Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Commercial Mortgage-Backed Securities (5.7%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$6,250,000	5.336%, 5/15/2047	$6,565,869
	LB-UBS Commercial Mortgage Trust
1,800,000	5.866%, 9/15/2045	1,930,639
	Wachovia Bank Commercial Mortgage Trust
5,000,000	0.381%, 9/15/2021[d,e]	4,615,155
	WaMu Commercial Mortgage Securities Trust
211,042	3.830%, 1/25/2035[g]	212,701

	Total Commercial Mortgage- Backed Securities	44,072,170

Communications Services (9.4%)
	Alltel Corporation
2,350,000	7.000%, 3/15/2016	2,767,677
	America Movil SAB de CV
2,200,000	5.000%, 3/30/2020	2,281,690
	American Tower Corporation
2,400,000	4.625%, 4/1/2015	2,512,133
750,000	4.500%, 1/15/2018	744,892
1,500,000	5.050%, 9/1/2020	1,479,783
	Cablevision Systems Corporation
750,000	8.000%, 4/15/2020	813,750
	CBS Corporation
1,500,000	8.875%, 5/15/2019	1,886,603
700,000	7.875%, 9/1/2023	809,816
	CCO Holdings, LLC
1,120,000	7.250%, 10/30/2017	1,164,800
750,000	7.000%, 1/15/2019	755,625
	Charter Communications Operating, LLC
1,120,000	8.000%, 4/30/2012[g]	1,180,200
	Cincinnati Bell, Inc.
1,530,000	8.250%, 10/15/2017	1,545,300
	Clear Channel Worldwide Holdings, Inc.
1,120,000	9.250%, 12/15/2017	1,240,400
	Comcast Corporation
1,100,000	6.300%, 11/15/2017	1,259,115
1,100,000	5.700%, 5/15/2018[h]	1,207,599
1,300,000	6.400%, 5/15/2038	1,345,201
	Cox Communications, Inc.
2,100,000	9.375%, 1/15/2019[g]	2,733,011
1,500,000	8.375%, 3/1/2039[g]	1,924,083
	Cricket Communications, Inc.
1,110,000	7.750%, 5/15/2016	1,168,275
	Crown Castle Towers, LLC
700,000	4.174%, 8/15/2017[g]	688,435
2,250,000	4.883%, 8/15/2020[g]	2,199,805
	DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.
1,400,000	6.375%, 6/15/2015	1,447,250
1,510,000	7.625%, 5/15/2016	1,676,100
	Equinix, Inc.
1,100,000	8.125%, 3/1/2018	1,188,000

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Communications Services (9.4%) - continued
	Frontier Communications Corporation
$750,000	7.875%, 4/15/2015	$832,500
920,000	8.250%, 4/15/2017	1,030,400
	Inmarsat Finance plc
680,000	7.375%, 12/1/2017[g]	722,500
	Intelsat Jackson Holdings SA
560,000	7.250%, 10/15/2020[g]	572,600
	Intelsat Jackson Holdings, Ltd.
190,000	8.500%, 11/1/2019[g]	208,050
	Intelsat Subsidiary Holding Company, Ltd.
1,300,000	8.875%, 1/15/2015	1,342,250
	MetroPCS Wireless, Inc.
1,120,000	7.875%, 9/1/2018[h]	1,170,400
	NBC Universal, Inc.
2,250,000	5.150%, 4/30/2020[g]	2,319,921
	News America, Inc.
1,100,000	7.280%, 6/30/2028	1,205,601
1,100,000	7.625%, 11/30/2028	1,245,900
1,350,000	6.400%, 12/15/2035	1,415,594
	Nextel Communications, Inc.
750,000	6.875%, 10/31/2013	754,688
730,000	7.375%, 8/1/2015	735,475
	NII Capital Corporation
1,100,000	8.875%, 12/15/2019	1,210,000
	Qwest Communications International, Inc.
1,100,000	7.125%, 4/1/2018	1,188,000
	Qwest Corporation
400,000	8.375%, 5/1/2016[h]	479,000
1,800,000	6.500%, 6/1/2017	1,984,500
	Rogers Communications, Inc.
1,420,000	8.750%, 5/1/2032	1,819,171
	SBA Tower Trust
2,000,000	5.101%, 4/15/2017[g]	2,100,482
	Sprint Capital Corporation
750,000	8.375%, 3/15/2012	796,875
	Telemar Norte Leste SA
2,200,000	5.500%, 10/23/2020[g]	2,145,000
	Time Warner Cable, Inc.
1,500,000	8.250%, 4/1/2019	1,860,804
	Time Warner Entertainment Company, LP
1,150,000	8.375%, 3/15/2023	1,453,610
1,400,000	8.375%, 7/15/2033	1,737,632
	UPC Holding BV
680,000	9.875%, 4/15/2018[g]	753,100
	Verizon Communications, Inc.
1,500,000	8.750%, 11/1/2018	1,947,075
	Videotron Ltee
750,000	6.875%, 1/15/2014	760,312
	Virgin Media Finance plc
1,480,000	9.500%, 8/15/2016	1,681,650
380,000	8.375%, 10/15/2019	420,850
	Wind Acquisition Finance SA
120,000	11.750%, 7/15/2017[g]	136,800
260,000	7.250%, 2/15/2018[g]	269,100

	Total Communications Services	72,319,383

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Income Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Consumer Cyclical (5.3%)
	American Honda Finance Corporation
$2,600,000	3.875%, 9/21/2020[g]	$2,526,524
	AOL Time Warner, Inc.
1,400,000	7.700%, 5/1/2032	1,674,933
	AutoZone, Inc.
2,025,000	4.000%, 11/15/2020	1,895,060
	CVS Caremark Corporation
1,500,000	6.302%, 6/1/2037	1,445,625
	Dana Holding Corporation
450,000	6.500%, 2/15/2019	457,875
	FireKeepers Development Authority
760,000	13.875%, 5/1/2015[g]	904,400
	Ford Motor Credit Company, LLC
1,100,000	7.000%, 10/1/2013	1,189,183
1,250,000	8.000%, 6/1/2014	1,399,730
1,070,000	7.000%, 4/15/2015	1,176,487
370,000	6.625%, 8/15/2017	396,478
	Goodyear Tire & Rubber Company
825,000	8.250%, 8/15/2020[h]	864,188
	Home Depot, Inc.
375,000	3.950%, 9/15/2020	367,630
2,100,000	5.875%, 12/16/2036	2,120,798
	Hyatt Hotels Corporation
1,900,000	5.750%, 8/15/2015[g]	1,987,666
	Hyundai Motor Manufacturing Czech
1,475,000	4.500%, 4/15/2015[g]	1,508,043
	J.C. Penney Company, Inc.
1,050,000	5.650%, 6/1/2020	1,013,250
	Macy’s Retail Holdings, Inc.
870,000	8.375%, 7/15/2015	1,009,200
	MGM Resorts International
1,100,000	11.125%, 11/15/2017	1,270,500
	Nissan Motor Acceptance Corporation
2,650,000	5.625%, 3/14/2011[g]	2,647,032
	Peninsula Gaming, LLC
270,000	10.750%, 8/15/2017[g]	293,795
	QVC, Inc.
730,000	7.125%, 4/15/2017[g]	766,500
180,000	7.375%, 10/15/2020[g]	189,000
	Rite Aid Corporation
750,000	10.375%, 7/15/2016	796,875
	Royal Caribbean Cruises, Ltd.
750,000	6.875%, 12/1/2013	807,188
	Sears Holdings Corporation
480,000	6.625%, 10/15/2018[g]	460,200
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,236,250
	Time Warner, Inc.
1,800,000	6.100%, 7/15/2040	1,828,424
	Toll Bros Finance Corporation
1,000,000	6.750%, 11/1/2019	1,041,362
	Toys R Us Property Company I, LLC
1,100,000	10.750%, 7/15/2017	1,262,250
	Universal City Development Partners, Ltd.
730,000	8.875%, 11/15/2015	788,400

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Consumer Cyclical (5.3%) - continued
	Viacom, Inc.
$1,900,000	6.250%, 4/30/2016	$2,161,280
	West Corporation
920,000	7.875%, 1/15/2019[g]	954,500
	Wyndham Worldwide Corporation
2,120,000	6.000%, 12/1/2016	2,232,748

	Total Consumer Cyclical	40,673,374

Consumer Non-Cyclical (5.4%)
	Altria Group, Inc.
700,000	4.125%, 9/11/2015	732,678
1,000,000	9.700%, 11/10/2018	1,296,913
1,500,000	9.950%, 11/10/2038	2,010,446
	Anheuser-Busch InBev Worldwide, Inc.
1,875,000	5.375%, 11/15/2014[g]	2,079,934
1,100,000	6.875%, 11/15/2019[g]	1,304,407
1,450,000	5.375%, 1/15/2020	1,563,637
1,475,000	5.000%, 4/15/2020	1,549,246
	Biomet, Inc.
1,475,000	10.000%, 10/15/2017[g]	1,648,312
	Bio-Rad Laboratories, Inc.
1,475,000	4.875%, 12/15/2020	1,434,438
	Boston Scientific Corporation
2,200,000	4.500%, 1/15/2015	2,260,909
750,000	5.125%, 1/12/2017	765,527
	Celgene Corporation
1,500,000	3.950%, 10/15/2020	1,424,302
	Constellation Brands, Inc.
800,000	7.250%, 5/15/2017	856,000
	Fortune Brands, Inc.
1,500,000	6.375%, 6/15/2014	1,653,928
700,000	5.375%, 1/15/2016	724,694
	Hasbro, Inc.
1,750,000	6.350%, 3/15/2040	1,724,723
	HCA, Inc.
750,000	9.625%, 11/15/2016	809,062
1,510,000	8.500%, 4/15/2019	1,683,650
730,000	7.250%, 9/15/2020	781,100
	JBS Finance II, Ltd.
750,000	8.250%, 1/29/2018[g]	750,000
	Kraft Foods, Inc.
1,850,000	4.125%, 2/9/2016	1,944,574
1,900,000	5.375%, 2/10/2020	2,026,472
1,400,000	6.500%, 11/1/2031	1,529,696
	Life Technologies Corporation
1,250,000	3.500%, 1/15/2016	1,249,925
1,100,000	6.000%, 3/1/2020	1,178,602
	Medco Health Solutions, Inc.
1,850,000	4.125%, 9/15/2020	1,796,245
	Mylan, Inc.
1,475,000	7.875%, 7/15/2020[g]	1,631,719
	Reynolds Group Holdings, Ltd.
750,000	6.875%, 2/15/2021[g]	756,562
	TreeHouse Foods, Inc.
740,000	7.750%, 3/1/2018	798,275
	Warner Chilcott Company, LLC
1,390,000	7.750%, 9/15/2018[g]	1,445,600

	Total Consumer Non-Cyclical	41,411,576

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Income Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Energy (8.8%)
	Anadarko Petroleum Corporation
$1,100,000	5.950%, 9/15/2016	$1,206,491
1,400,000	6.375%, 9/15/2017	1,546,405
	BP Capital Markets plc
1,300,000	3.125%, 10/1/2015	1,317,192
1,975,000	4.500%, 10/1/2020	1,990,814
	CenterPoint Energy Resources Corporation
3,650,000	6.125%, 11/1/2017	4,149,320
	Citgo Petroleum Corporation
560,000	11.500%, 7/1/2017[g]	644,000
	Coffeyville Resources, LLC
750,000	10.875%, 4/1/2017[g]	834,375
	Denbury Resources, Inc.
880,000	8.250%, 2/15/2020	969,100
	Enbridge Energy Partners, LP
550,000	5.200%, 3/15/2020	574,736
2,200,000	8.050%, 10/1/2037	2,329,974
	Energy Transfer Partners, LP
3,350,000	6.700%, 7/1/2018	3,820,662
	Enterprise Products Operating, LLC
1,400,000	7.034%, 1/15/2068	1,459,500
2,250,000	6.300%, 9/15/2017	2,559,794
	EQT Corporation
800,000	8.125%, 6/1/2019	939,878
	Inergy, LP
370,000	6.875%, 8/1/2021[c,g]	373,237
	Kinder Morgan Energy Partners, LP
750,000	5.950%, 2/15/2018	830,380
1,900,000	5.800%, 3/1/2021	2,047,178
	Linn Energy, LLC
1,120,000	7.750%, 2/1/2021[g]	1,170,400
	Magellan Midstream Partners, LP
1,800,000	6.450%, 6/1/2014	2,022,156
	Marathon Oil Canada Corporation
1,900,000	8.375%, 5/1/2012	2,076,666
	Marathon Oil Corporation
1,400,000	5.900%, 3/15/2018	1,603,298
	Marathon Petroleum Corporation
740,000	5.125%, 3/1/2021[g]	746,623
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,410,471
	NuStar Logistics, LP
2,100,000	4.800%, 9/1/2020	2,058,855
	Odebrecht Drilling Norbe VIII/IX, Ltd.
750,000	6.350%, 6/30/2021[g]	783,750
	ONEOK Partners, LP
1,825,000	3.250%, 2/1/2016	1,828,759
1,750,000	6.850%, 10/15/2037	1,896,104
	Petrobras International Finance Company
1,825,000	5.375%, 1/27/2021	1,835,485
	Petrohawk Energy Corporation
1,300,000	10.500%, 8/1/2014	1,495,000
	Pioneer Natural Resources Company
1,500,000	6.875%, 5/1/2018	1,614,288
	Plains All American Pipeline, LP
1,850,000	6.500%, 5/1/2018	2,084,859

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Energy (8.8%) - continued
	Plains Exploration & Production Company
$1,130,000	8.625%, 10/15/2019	$1,257,125
	Precision Drilling Corporation
130,000	6.625%, 11/15/2020[g]	134,387
	QEP Resources, Inc.
370,000	6.875%, 3/1/2021	386,650
	Rowan Companies, Inc.
1,500,000	5.000%, 9/1/2017	1,536,907
	Sandridge Energy, Inc.
730,000	8.000%, 6/1/2018[g]	750,075
	Southwestern Energy Company
1,000,000	7.500%, 2/1/2018	1,138,750
	Transocean, Inc.
1,300,000	4.950%, 11/15/2015	1,372,030
	Valero Energy Corporation
1,100,000	6.125%, 6/15/2017	1,214,936
1,875,000	6.125%, 2/1/2020	2,039,023
	Weatherford International, Inc.
1,300,000	6.350%, 6/15/2017	1,453,803
	Weatherford International, Ltd.
1,900,000	6.000%, 3/15/2018	2,066,714
	Williams Partners, LP
1,500,000	4.125%, 11/15/2020	1,414,871
	Woodside Finance, Ltd.
1,875,000	4.500%, 11/10/2014[g]	1,985,102

	Total Energy	67,970,123

Financials (30.4%)
	Abbey National Capital Trust I
1,910,000	8.963%, 12/29/2049[i]	2,053,250
	Aegon NV
1,400,000	3.535%, 7/29/2049[e,i]	893,200
	Ally Financial, Inc.
750,000	6.875%, 8/28/2012[h]	792,188
700,000	7.500%, 12/31/2013	757,750
700,000	8.300%, 2/12/2015	791,000
930,000	7.500%, 9/15/2020[g]	1,013,700
	AMB Property, LP
1,850,000	4.000%, 1/15/2018	1,775,304
	American Express Credit Corporation
850,000	7.300%, 8/20/2013	960,371
2,250,000	5.125%, 8/25/2014	2,437,351
	American International Group, Inc.
1,750,000	6.400%, 12/15/2020	1,867,185
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	2,431,860
	AXA SA
2,600,000	6.463%, 12/31/2049[g,i]	2,275,000
	Axis Specialty Finance, LLC
1,750,000	5.875%, 6/1/2020	1,754,606
	BAC Capital Trust VI
1,850,000	5.625%, 3/8/2035	1,542,623
	BAC Capital Trust XI
700,000	6.625%, 5/23/2036	664,936
	Bank of America Corporation
1,800,000	6.500%, 8/1/2016	1,992,406
1,700,000	5.750%, 12/1/2017	1,780,010
1,100,000	8.000%, 12/29/2049[i]	1,140,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Income Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Financials (30.4%) - continued
	Barclays Bank plc
$1,240,000	5.140%, 10/14/2020	$1,130,793
2,300,000	7.434%, 9/15/2049[g,i]	2,236,750
	BBVA International Preferred SA Unipersonal
1,850,000	5.919%, 12/29/2049[h,i]	1,400,922
	Bear Stearns Companies, Inc.
1,100,000	6.400%, 10/2/2017	1,250,178
1,200,000	4.650%, 7/2/2018	1,225,481
	Berkshire Hathaway Finance Corporation
1,475,000	4.250%, 1/15/2021	1,462,120
	Blackstone Holdings Finance Company, LLC
1,860,000	5.875%, 3/15/2021[g]	1,831,365
	BNP Paribas Home Loan Covered Bonds SA
2,600,000	2.200%, 11/2/2015[g]	2,492,376
	Boston Properties, LP
2,250,000	5.875%, 10/15/2019	2,460,294
1,850,000	4.125%, 5/15/2021	1,769,758
	Cantor Fitzgerald, LP
1,050,000	7.875%, 10/15/2019[g]	1,076,695
	Capital One Capital V
1,075,000	10.250%, 8/15/2039	1,162,344
	Capital One Financial Corporation
930,000	6.150%, 9/1/2016	1,009,653
	CIT Group, Inc.
1,902,313	7.000%, 5/1/2017	1,918,958
	Citigroup, Inc.
1,875,000	2.286%, 8/13/2013[e]	1,915,476
1,500,000	6.500%, 8/19/2013	1,652,613
1,875,000	6.010%, 1/15/2015	2,065,714
1,500,000	4.750%, 5/19/2015	1,583,037
1,300,000	6.125%, 5/15/2018	1,413,164
	CME Group Index Services, LLC
1,400,000	4.400%, 3/15/2018[g]	1,430,849
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019[h]	2,446,450
700,000	5.875%, 8/15/2020	702,376
	CommonWealth REIT
1,850,000	6.250%, 8/15/2016	1,975,756
	Corestates Capital Trust I
1,000,000	8.000%, 12/15/2026[g]	1,000,292
	Corporacion Andina de Fomento
1,250,000	8.125%, 6/4/2019	1,493,714
	Developers Diversified Realty Corporation
750,000	5.375%, 10/15/2012	773,615
	Discover Bank
1,125,000	8.700%, 11/18/2019	1,347,078
1,004,000	7.000%, 4/15/2020	1,099,323
	DnB NOR Boligkreditt
2,600,000	2.100%, 10/14/2015[g]	2,514,741
	Duke Realty, LP
1,900,000	5.950%, 2/15/2017	2,047,710
	Fifth Third Bancorp
1,100,000	3.625%, 1/25/2016	1,108,398
1,700,000	5.450%, 1/15/2017	1,774,786
	Fifth Third Bank
1,850,000	0.394%, 5/17/2013[e]	1,800,710

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Financials (30.4%) - continued
	General Electric Capital Corporation
$2,500,000	6.375%, 11/15/2067	$2,525,000
1,850,000	2.250%, 11/9/2015	1,778,762
1,100,000	6.000%, 8/7/2019	1,221,453
1,500,000	4.375%, 9/16/2020	1,457,457
750,000	4.625%, 1/7/2021	742,773
925,000	6.875%, 1/10/2039	1,036,697
	Goldman Sachs Group, Inc.
3,200,000	6.250%, 9/1/2017	3,531,034
1,650,000	5.950%, 1/18/2018	1,784,818
700,000	6.750%, 10/1/2037	702,503
1,460,000	6.250%, 2/1/2041	1,475,834
	HCP, Inc.
550,000	3.750%, 2/1/2016	549,967
	Health Care Property Investors, Inc.
1,900,000	5.625%, 5/1/2017	2,016,785
	Health Care REIT, Inc.
1,800,000	6.125%, 4/15/2020	1,916,264
1,850,000	4.950%, 1/15/2021	1,796,143
	HSBC USA, Inc.
1,850,000	5.000%, 9/27/2020	1,801,175
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,767,759
	Hutchinson Whampoa Finance, Ltd.
1,450,000	6.000%, 12/29/2049[g,i]	1,427,409
	Icahn Enterprises, LP
1,110,000	7.750%, 1/15/2016[g]	1,144,688
1,150,000	8.000%, 1/15/2018[h]	1,181,625
	ING Bank NV
1,850,000	2.500%, 1/14/2016[g]	1,811,505
	ING Capital Funding Trust III
1,800,000	3.903%, 12/31/2049[e,i]	1,704,510
	International Lease Finance Corporation
1,850,000	5.300%, 5/1/2012	1,889,312
1,875,000	6.750%, 9/1/2016[g]	2,006,250
	J.P. Morgan Chase & Company
650,000	2.600%, 1/15/2016	633,411
1,850,000	5.500%, 10/15/2040	1,815,344
	J.P. Morgan Chase Capital XXV
900,000	6.800%, 10/1/2037	928,660
	Jefferies Group, Inc.
750,000	3.875%, 11/9/2015	750,525
	KeyCorp
1,875,000	3.750%, 8/13/2015	1,899,433
	LBG Capital No. 1 plc
1,900,000	7.875%, 11/1/2020	1,776,500
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	1,995,022
1,125,000	4.750%, 10/1/2020	1,124,061
	Lloyds TSB Bank plc
1,835,000	4.875%, 1/21/2016	1,836,569
1,600,000	5.800%, 1/13/2020[g]	1,553,291
	Macquarie Group, Ltd.
1,835,000	6.250%, 1/14/2021[g]	1,840,305
	Manulife Financial Corporation
2,250,000	3.400%, 9/17/2015	2,246,123
	Merrill Lynch & Company, Inc.
3,400,000	6.875%, 4/25/2018	3,768,523
2,000,000	7.750%, 5/14/2038	2,172,674

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Income Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Financials (30.4%) - continued
	MetLife Capital Trust X
$1,000,000	9.250%, 4/8/2038[g]	$1,200,000
	Morgan Stanley
1,875,000	4.200%, 11/20/2014	1,946,696
1,875,000	4.000%, 7/24/2015	1,903,290
1,100,000	5.450%, 1/9/2017	1,149,025
1,550,000	6.625%, 4/1/2018	1,684,120
1,100,000	5.625%, 9/23/2019	1,110,666
2,300,000	5.500%, 1/26/2020	2,295,319
	MUFG Capital Finance 1, Ltd.
3,020,000	6.346%, 7/29/2049[i]	3,094,229
	National Australia Bank, Ltd.
1,850,000	4.375%, 12/10/2020[g]	1,798,653
	National City Bank
1,900,000	5.800%, 6/7/2017	2,103,140
	Nationwide Building Society
2,600,000	6.250%, 2/25/2020[g]	2,621,315
	New York Life Insurance Company
1,500,000	6.750%, 11/15/2039[g]	1,738,006
	Nomura Holdings, Inc.
1,850,000	4.125%, 1/19/2016	1,844,226
	Nordea Bank AB
1,500,000	2.125%, 1/14/2014[g]	1,505,119
1,500,000	3.700%, 11/13/2014[g]	1,558,139
	Nuveen Investments, Inc.
370,000	10.500%, 11/15/2015[g]	381,100
	PNC Funding Corporation
1,900,000	3.000%, 5/19/2014	1,945,011
	Preferred Term Securities XXIII, Ltd.
3,125,591	0.502%, 12/22/2036[d,e]	1,672,191
	Prudential Financial, Inc.
750,000	6.200%, 1/15/2015	828,251
1,600,000	6.000%, 12/1/2017	1,792,974
1,875,000	5.375%, 6/21/2020	1,966,661
725,000	5.700%, 12/14/2036	711,482
825,000	6.200%, 11/15/2040	858,255
	Qatari Diar Finance QSC
1,900,000	5.000%, 7/21/2020[g]	1,890,061
	Rabobank Capital Funding II
1,249,000	5.260%, 12/29/2049[g,i]	1,225,561
	Regency Centers, LP
1,500,000	5.875%, 6/15/2017	1,636,771
	Regions Financial Corporation
1,825,000	5.750%, 6/15/2015	1,811,312
	Reinsurance Group of America, Inc.
3,100,000	5.625%, 3/15/2017	3,230,141
	Resona Bank, Ltd.
2,600,000	5.850%, 9/29/2049[g,i]	2,625,631
	Royal Bank of Scotland Group plc
1,295,000	5.000%, 10/1/2014	1,275,166
	Simon Property Group, LP
1,485,000	5.750%, 12/1/2015	1,675,747
750,000	10.350%, 4/1/2019	1,024,585
1,750,000	4.375%, 3/1/2021	1,726,788
	SLM Corporation
750,000	5.125%, 8/27/2012	776,531
1,800,000	5.000%, 10/1/2013	1,851,102
1,700,000	5.375%, 5/15/2014	1,737,262
1,350,000	6.250%, 1/25/2016	1,352,541

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Financials (30.4%) - continued
	Standard Chartered plc
$2,225,000	3.850%, 4/27/2015[g]	$2,290,201
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/29/2049[g,h,i]	2,543,385
	TD Ameritrade Holding Corporation
2,225,000	5.600%, 12/1/2019	2,339,445
	U.S. Bank National Association
1,800,000	3.778%, 4/29/2020	1,839,793
	UBS AG/Stamford, Connecticut
1,800,000	5.875%, 12/20/2017	1,964,687
	UnitedHealth Group, Inc.
1,500,000	6.500%, 6/15/2037	1,640,807
	Unum Group
1,500,000	7.125%, 9/30/2016	1,698,246
	Wachovia Bank NA
1,220,000	4.875%, 2/1/2015	1,301,204
	Wachovia Corporation
1,500,000	5.250%, 8/1/2014	1,621,018
	WEA Finance, LLC
1,000,000	7.125%, 4/15/2018[g]	1,157,826
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
1,150,000	7.500%, 6/2/2014[g]	1,318,106
	Westpac Banking Corporation
1,900,000	4.200%, 2/27/2015	2,008,663
1,850,000	3.000%, 12/9/2015	1,851,201
	Willis North America, Inc.
2,940,000	6.200%, 3/28/2017	3,027,591
1,100,000	7.000%, 9/29/2019	1,195,783
	XL Capital, Ltd.
1,900,000	6.250%, 5/15/2027	1,886,369
	ZFS Finance USA Trust II
1,500,000	6.450%, 12/15/2065[g]	1,500,000

	Total Financials	233,838,122

Foreign Government (0.6%)
	Brazil Government International Bond
650,000	4.875%, 1/22/2021	663,650
	Korea Development Bank/Republic of Korea
1,500,000	4.375%, 8/10/2015	1,544,607
	Peru Government International Bond
2,225,000	5.625%, 11/18/2050	2,074,813

	Total Foreign Government	4,283,070

Mortgage-Backed Securities (3.1%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,850,000	3.500%, 2/1/2026[c]	5,882,906
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
10,550,000	4.500%, 2/1/2041[c]	10,785,729
	Federal National Mortgage Association Conventional 30-Yr. Pass-Through
3,600,000	5.500%, 2/1/2041[c]	3,847,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Income Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Mortgage-Backed Securities (3.1%) - continued
$3,300,000	6.000%, 2/1/2041[c]	$3,585,140

	Total Mortgage-Backed Securities	24,101,275

Technology (0.7%)
	CA, Inc.
1,925,000	5.375%, 12/1/2019	1,982,798
	Iron Mountain, Inc.
800,000	8.000%, 6/15/2020	853,000
	Seagate HDD Cayman
1,090,000	7.750%, 12/15/2018[g]	1,117,250
	Xerox Corporation
750,000	6.400%, 3/15/2016	858,415
550,000	5.625%, 12/15/2019	593,128

	Total Technology	5,404,591

Transportation (3.1%)
	American Airlines Pass Through Trust
1,077,478	10.375%, 7/2/2019	1,290,279
1,475,000	5.250%, 7/31/2021	1,478,687
	Avis Budget Car Rental, LLC
1,120,000	8.250%, 1/15/2019[g]	1,167,600
	Continental Airlines, Inc.
1,300,000	6.750%, 9/15/2015[g]	1,352,000
656,353	7.250%, 11/10/2019	728,552
1,302,239	5.983%, 4/19/2022	1,367,351
	CSX Corporation
793,000	7.900%, 5/1/2017	968,006
1,107,000	6.220%, 4/30/2040	1,183,400
	Delta Air Lines, Inc.
674,000	9.500%, 9/15/2014[g]	736,345
1,400,000	4.950%, 11/23/2019[h]	1,424,500
2,001,223	7.750%, 12/17/2019	2,221,358
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[g]	2,116,756
	FedEx Corporation
2,289,993	6.720%, 1/15/2022	2,463,286
	Kansas City Southern de Mexico SA de CV
740,000	7.375%, 6/1/2014	771,450
	Navios Maritime Holdings, Inc.
990,000	8.875%, 11/1/2017	1,069,200
	United Air Lines, Inc.
1,605,321	10.400%, 11/1/2016	1,858,159
	US Airways Group, Inc.
1,300,000	6.250%, 4/22/2023	1,300,000

	Total Transportation	23,496,929

U.S. Government and Agencies (3.8%)
	U.S. Treasury Bonds
700,000	5.375%, 2/15/2031	797,781
	U.S. Treasury Notes
3,000,000	2.500%, 3/31/2015	3,117,420
1,850,000	1.250%, 10/31/2015	1,800,137
1,450,000	2.125%, 12/31/2015	1,464,048
1,900,000	3.000%, 2/28/2017	1,963,532
2,600,000	2.750%, 5/31/2017	2,637,375
4,500,000	3.500%, 5/15/2020	4,589,640
5,100,000	2.625%, 11/15/2020	4,781,250
	U.S. Treasury Notes, TIPS
2,971,746	1.875%, 7/15/2019	3,247,328

Principal Amount	Long-Term Fixed Income (94.3%)	Value

U.S. Government and Agencies (3.8%) - continued
$3,237,792	1.375%, 1/15/2020	$3,375,146
1,805,904	1.250%, 7/15/2020	1,852,745

	Total U.S. Government and Agencies	29,626,402

Utilities (6.1%)
	Abu Dhabi National Energy Company
900,000	6.250%, 9/16/2019[g]	933,892
	AES Corporation
935,000	7.750%, 10/15/2015	1,014,475
	Ameren Illinois Power Company
1,800,000	6.125%, 11/15/2017	2,007,610
	Buckeye Partners, LP
1,000,000	4.875%, 2/1/2021	997,982
	Cleveland Electric Illuminating Company
1,065,000	5.700%, 4/1/2017	1,141,609
	CMS Energy Corporation
1,490,000	4.250%, 9/30/2015	1,492,739
	Columbus Southern Power Company
1,600,000	6.050%, 5/1/2018	1,811,934
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,153,035
	Consolidated Natural Gas Company
1,100,000	5.000%, 12/1/2014	1,201,225
	DTE Energy Company
1,500,000	6.375%, 4/15/2033	1,541,322
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	617,662
1,500,000	4.000%, 10/1/2020	1,392,625
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,130,336
	Inergy, LP
650,000	7.000%, 10/1/2018[g]	667,062
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[g]	2,230,402
2,500,000	6.050%, 1/31/2018[g]	2,733,370
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	1,910,586
	NiSource Finance Corporation
1,700,000	6.400%, 3/15/2018	1,917,833
1,800,000	5.450%, 9/15/2020	1,879,834
	NRG Energy, Inc.
1,250,000	7.375%, 2/1/2016	1,293,750
640,000	7.625%, 1/15/2018[g]	648,000
	Ohio Edison Company
950,000	6.875%, 7/15/2036	1,028,309
	Ohio Power Company
1,300,000	5.375%, 10/1/2021	1,391,991
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,362,245
	Petrobras International Finance Company
1,200,000	5.750%, 1/20/2020	1,238,971
	Power Receivables Finance, LLC
488,141	6.290%, 1/1/2012[d]	488,268

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Income Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value

Utilities (6.1%) - continued
	PSEG Power, LLC
$3,200,000	5.000%, 4/1/2014	$3,460,352
	Southern Star Central Corporation
2,400,000	6.750%, 3/1/2016	2,424,000
	Southwestern Public Service Company
1,730,000	6.000%, 10/1/2036	1,735,474
	Union Electric Company
1,600,000	6.400%, 6/15/2017	1,823,018
	Williams Partners, LP
1,500,000	5.250%, 3/15/2020	1,545,933

	Total Utilities	47,215,844

	Total Long-Term Fixed Income (cost $701,442,387)	724,870,667

Shares	Mutual Funds (1.8%)	Value

Fixed Income Mutual Funds (1.8%)
2,749,045	Thrivent High Yield Fund	13,525,302

	Total Fixed Income Mutual Funds	13,525,302

	Total Mutual Funds (cost $9,700,000)	13,525,302

Shares	Preferred Stock (1.0%)	Value

Financials (1.0%)
100	Ally Financial, Inc., 7.000%[g,i]	96,094
28,000	Citigroup Capital XII, 8.500%	736,400
17,760	Citigroup, Inc., 7.875%	474,725
13,000	Citigroup, Inc., Convertible, 7.500%	1,789,060
238,000	Federal National Mortgage Association, 8.250%[i,j]	378,420
43,750	HSBC Holdings plc, 8.000%[i]	1,185,187
2,800,000	J.P. Morgan Chase & Company, 7.900%[i,j]	3,017,924

	Total Financials	7,677,810

	Total Preferred Stock (cost $10,608,229)	7,677,810

Shares	Common Stock (0.1%)	Value

Financials (0.1%)
9,893	CIT Group, Inc.[j]	471,797

	Total Financials	471,797

	Total Common Stock (cost $313,151)	471,797

Contracts	Options Purchased (<0.1%)	Value

175	Call on 10-Yr. U.S. Treasury Bond Futures $122.50, expires 2/19/2011	$49,219

	Total Options Purchased (cost $186,462)	49,219

Shares	Collateral Held for Securities Loaned (1.5%)	Value

11,729,772	Thrivent Financial Securities Lending Trust	$11,729,772

	Total Collateral Held for Securities Loaned (cost $11,729,772)	11,729,772

Principal Amount	Short-Term Investments (3.1%)[k]	Value

	Federal Home Loan Bank Discount Notes
5,200,000	0.080%, 2/10/2011[l]	5,199,896
5,000,000	0.155%, 2/16/2011[l]	4,999,677
	Federal Home Loan Mortgage Corporation Discount Notes
1,100,000	0.195%, 3/14/2011[l,m]	1,099,759
	Societe Generale NY
7,740,000	0.320%, 2/1/2011	7,740,000
	U.S. Treasury Bills
5,000,000	0.145%, 2/24/2011[l]	4,999,537

	Total Short-Term Investments (at amortized cost)	24,038,869

	Total Investments (cost $767,739,643) 103.1%	$792,252,017

	Other Assets and Liabilities, Net (3.1%)	(23,572,696)

	Total Net Assets 100.0%	$768,679,321

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of January 31, 2011.

Security	Acquisition Date	Amortized Cost

Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$3,000,000
Capitalsource Commercial Loan Trust	4/5/2007	335,849
Commercial Mortgage Pass-Through Certificates	10/18/2006	4,000,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	3,500,000
Power Receivables Finance, LLC	9/30/2003	487,998
Preferred Term Securities XXIII, Ltd.	9/14/2006	3,125,591
Wachovia Bank Commercial Mortgage Trust	5/2/2007	5,000,298

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated
f	market index or market rate. The rate shown is as of January 31, 2011.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Income Fund

Schedule of Investments as of January 31, 2011

(unaudited)

g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2011, the value of these investments was $140,827,128 or 18.3% of total net assets.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
l	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
m	At January 31, 2011, $1,099,759 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
REIT	-	Real Estate Investment Trust, is a company that
buys, develops, manages and/or sells real estate
assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$45,214,664
Gross unrealized depreciation	(20,702,290)

Net unrealized appreciation (depreciation)	$24,512,374

Cost for federal income tax purposes	$767,739,643

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Income Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	904,752	–	904,752	–
Capital Goods	939,088	–	939,088	–
Communications Services	3,113,599	–	3,113,599	–
Consumer Cyclical	753,896	–	753,896	–
Consumer Non-Cyclical	1,738,071	–	1,738,071	–
Financials	938,181	–	938,181	–
Technology	1,132,241	–	1,132,241	–
Utilities	368,753	–	368,753	–
Long-Term Fixed Income
Asset-Backed Securities	13,677,330	–	13,677,330	–
Basic Materials	42,997,405	–	42,997,405	–
Capital Goods	19,818,408	–	19,818,408	–
Collateralized Mortgage Obligations	13,964,665	–	13,964,665	–
Commercial Mortgage-Backed Securities	44,072,170	–	44,072,170	–
Communications Services	72,319,383	–	72,319,383	–
Consumer Cyclical	40,673,374	–	40,673,374	–
Consumer Non-Cyclical	41,411,576	–	41,411,576	–
Energy	67,970,123	–	67,970,123	–
Financials	233,838,122	–	232,165,931	1,672,191
Foreign Government	4,283,070	–	4,283,070	–
Mortgage-Backed Securities	24,101,275	–	24,101,275	–
Technology	5,404,591	–	5,404,591	–
Transportation	23,496,929	–	16,031,230	7,465,699
U.S. Government and Agencies	29,626,402	–	29,626,402	–
Utilities	47,215,844	–	47,215,844	–
Mutual Funds
Fixed Income Mutual Funds	13,525,302	13,525,302	–	–
Preferred Stock
Financials	7,677,810	4,563,792	3,114,018	–
Common Stock
Financials	471,797	471,797	–	–
Options Purchased	49,219	49,219	–	–
Collateral Held for Securities Loaned	11,729,772	11,729,772	–	–
Short-Term Investments	24,038,869	–	24,038,869	–

Total	$792,252,017	$30,339,882	$752,774,245	$9,137,890

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	3,089,189	3,089,189	–	–
Credit Default Swaps	9,506	–	9,506	–

Total Asset Derivatives	$3,098,695	$3,089,189	$9,506	$–

Liability Derivatives
Futures Contracts	1,829,225	1,829,225	–	–
Credit Default Swaps	103,968	–	103,968	–

Total Liability Derivatives	$1,933,193	$1,829,225	$103,968	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Income Fund

Schedule of Investments as of January 31, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value January 31, 2011

Long-Term Fixed Income
Basic Materials	1,569,015	–	(82,949)	–	–	–	(1,486,066)	–
Financials	2,956,277	–	158,348	–	(15,025)	–	(1,427,409)	1,672,191
Transportation	7,553,221	(679)	5,747	–	(92,590)	–	–	7,465,699

Total	$12,078,513	($679)	$81,146	$–	($107,615)	$–	($2,913,475)	$9,137,890

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on January 31, 2011 of $84,798.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)

2-Yr. U.S. Treasury Bond Futures	155	March 2011	$33,943,052	$33,974,063	$31,011
5-Yr. U.S. Treasury Bond Futures	(335)	March 2011	(40,041,947)	(39,668,710)	373,237
10-Yr. U.S. Treasury Bond Futures	(940)	March 2011	(116,234,008)	(113,549,067)	2,684,941
20-Yr. U.S. Treasury Bond Futures	360	March 2011	45,254,225	43,425,000	(1,829,225)
Total Futures Contracts					$1,259,964

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)

CDS Fortune Brand, Inc. 5 Year, at	Buy	12/20/2015	$1,850,000	$62,039	$21,775	($40,264)
1.00%; Barclays Capital
CDX HY, Series 15, 5 Year, at	Buy	12/20/2015	5,500,000	(202,359)	(192,853)	9,506
5.00%; Bank of America
CDX IG, Series 15, 5 Year, at	Buy	12/20/2015	9,300,000	3,224	(66,928)	(63,704)
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($238,006)	($94,462)

1	As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011

High Yield	$13,360,360	$–	$–	2,749,045	$13,525,302	$264,257
Thrivent Financial Securities Lending Trust	5,860,500	22,008,195	16,138,923	11,729,772	11,729,772	2,101
Total Value and Income Earned	19,220,860				25,255,074	266,358

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Core Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (101.3%)	Value

Asset-Backed Securities (5.4%)
	Carrington Mortgage Loan Trust
$650,000	0.410%, 8/25/2036[a]	$261,852
	Countrywide Asset-Backed Certificates
843,371	5.549%, 8/25/2021[b]	676,956
	Credit Based Asset Servicing and Securitization, LLC
832,485	5.501%, 12/25/2036	591,409
	First Horizon ABS Trust
2,177,717	0.390%, 10/25/2026[a,b]	1,616,728
1,886,771	0.420%, 10/25/2034[a,b]	972,374
	GMAC Mortgage Corporation Loan Trust
2,841,798	0.440%, 8/25/2035[a,b]	1,641,656
2,294,253	0.440%, 12/25/2036[a,b]	1,593,721
	Goldman Sachs Alternative Mortgage Products Trust
848,934	0.340%, 8/25/2036[a]	786,995
	Green Tree Financial Corporation
330,933	7.650%, 10/15/2027	345,750
	Popular ABS Mortgage Pass-Through Trust
900,000	5.297%, 11/25/2035	785,193
	Renaissance Home Equity Loan Trust
4,111,887	5.608%, 5/25/2036	3,530,758
1,000,000	5.285%, 1/25/2037	797,948
	Wachovia Asset Securitization, Inc.
2,870,864	0.400%, 7/25/2037[a,b,c]	2,181,857

	Total Asset-Backed Securities	15,783,197

Basic Materials (3.3%)
	Anglo American Capital plc
500,000	4.450%, 9/27/2020[d]	503,881
	ArcelorMittal
1,000,000	6.125%, 6/1/2018	1,063,820
800,000	5.250%, 8/5/2020	794,096
	Corporacion Nacional del Cobre de Chile - Codelco
750,000	3.750%, 11/4/2020[d]	707,651
	Dow Chemical Company
800,000	8.550%, 5/15/2019	998,614
	Gold Fields Orogen Holding BVI, Ltd.
1,300,000	4.875%, 10/7/2020[d]	1,253,727
	Noble Group, Ltd.
1,200,000	6.750%, 1/29/2020[d]	1,284,264
	Rio Tinto Finance USA, Ltd.
800,000	9.000%, 5/1/2019	1,060,563
	Teck Resources, Ltd.
1,000,000	10.250%, 5/15/2016	1,225,000
	Vale Overseas, Ltd.
800,000	4.625%, 9/15/2020	785,051

	Total Basic Materials	9,676,667

Capital Goods (1.0%)
	Hutchinson Whampoa Finance, Ltd.
1,000,000	5.750%, 9/11/2019[d]	1,080,176
	Republic Services, Inc.
400,000	5.000%, 3/1/2020	418,398
800,000	5.250%, 11/15/2021	843,760

Principal Amount	Long-Term Fixed Income (101.3%)	Value

Capital Goods (1.0%) - continued
	Textron, Inc.
$500,000	7.250%, 10/1/2019	$576,986

	Total Capital Goods	2,919,320

Collateralized Mortgage Obligations (3.9%)
	Banc of America Mortgage Securities, Inc.
2,397,139	3.184%, 9/25/2035	2,055,997
	Bear Stearns Mortgage Funding Trust
717,099	0.540%, 8/25/2036[a]	154,523
	Chase Mortgage Finance Corporation
447,169	5.398%, 1/25/2036	82,585
	Countrywide Alternative Loan Trust
1,414,838	6.000%, 1/25/2037	1,026,315
	HomeBanc Mortgage Trust
1,793,265	5.926%, 4/25/2037	1,202,687
	J.P. Morgan Alternative Loan Trust
2,666,669	4.533%, 3/25/2036	1,796,820
	J.P. Morgan Mortgage Trust
308,036	5.676%, 6/25/2036	304,745
	Merrill Lynch Mortgage Investors, Inc.
2,249,179	2.752%, 6/25/2035	2,010,977
	Thornburg Mortgage Securities Trust
1,486,246	0.370%, 11/25/2046[a]	1,474,208
	WaMu Mortgage Pass Through Certificates
561,021	5.723%, 8/25/2046	509,475
	Wells Fargo Mortgage Backed Securities Trust
735,440	6.000%, 7/25/2037	664,095

	Total Collateralized Mortgage Obligations	11,282,427

Commercial Mortgage-Backed Securities (9.9%)
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.613%, 6/11/2050	1,560,698
5,000,000	0.411%, 3/15/2022[a,c]	4,775,420
	Citigroup/Deutsche Bank Commercial Mortgage
1,250,000	5.322%, 12/11/2049	1,301,860
	Commercial Mortgage Pass-Through Certificates
4,000,000	0.391%, 12/15/2020[a,c]	3,662,324
	Credit Suisse Mortgage Capital Certificates
3,971,328	0.431%, 10/15/2021[a,d]	3,793,559
1,200,000	5.467%, 9/15/2039	1,273,147
	Government National Mortgage Association
2,464,127	3.214%, 1/16/2040	2,550,113
	GS Mortgage Securities Corporation II
3,000,000	1.390%, 3/6/2020[a,d]	2,942,907

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Core Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (101.3%)	Value

Commercial Mortgage-Backed Securities (9.9%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$2,000,000	5.336%, 5/15/2047	$2,101,078
	LB-UBS Commercial Mortgage Trust
1,200,000	5.866%, 9/15/2045	1,287,092
	Morgan Stanley Capital I, Inc.
1,500,000	4.970%, 4/14/2040	1,594,811
	Wachovia Bank Commercial Mortgage Trust
2,000,000	5.765%, 7/15/2045	2,170,562

	Total Commercial Mortgage-Backed Securities	29,013,571

Communications Services (4.3%)
	America Movil SAB de CV
800,000	5.000%, 3/30/2020	829,706
	American Tower Corporation
1,000,000	5.050%, 9/1/2020	986,522
	CBS Corporation
800,000	8.875%, 5/15/2019	1,006,188
	Cox Communications, Inc.
750,000	8.375%, 3/1/2039[d]	962,042
	Crown Castle Towers, LLC
800,000	6.113%, 1/15/2020[d]	850,400
800,000	4.883%, 8/15/2020[d]	782,153
	Frontier Communications Corporation
681,000	6.250%, 1/15/2013	721,860
	NBC Universal, Inc.
1,000,000	4.375%, 4/1/2021[d]	967,647
500,000	5.950%, 4/1/2041[d]	486,977
	News America, Inc.
425,000	7.280%, 6/30/2028	465,800
510,000	6.400%, 12/15/2035	534,780
	Rogers Communications, Inc.
130,000	8.750%, 5/1/2032	166,544
	SBA Tower Trust
800,000	5.101%, 4/15/2017[d]	840,193
	Telecom Italia Capital SA
975,000	5.250%, 10/1/2015	996,944
	Telefonica Emisiones SAU
400,000	5.134%, 4/27/2020	397,183
	Telemar Norte Leste SA
1,000,000	5.500%, 10/23/2020[d]	975,000
	Time Warner Cable, Inc.
200,000	8.750%, 2/14/2019	253,658
	Verizon Communications, Inc.
350,000	8.950%, 3/1/2039	485,962

	Total Communications Services	12,709,559

Consumer Cyclical (2.2%)
	CVS Caremark Corporation
1,000,000	6.125%, 9/15/2039	1,033,652
	Ford Motor Credit Company, LLC
600,000	7.000%, 4/15/2015	659,713
	Hyundai Motor Manufacturing Czech
1,000,000	4.500%, 4/15/2015[d]	1,022,402

Principal Amount	Long-Term Fixed Income (101.3%)	Value

Consumer Cyclical (2.2%) - continued
	Nissan Motor Acceptance Corporation
$1,110,000	5.625%, 3/14/2011[d]	$1,108,757
800,000	4.500%, 1/30/2015[d]	836,389
	Toyota Motor Credit Corporation
400,000	4.250%, 1/11/2021	403,633
	Wal-Mart Stores, Inc.
800,000	5.875%, 4/5/2027	860,166
	Wyndham Worldwide Corporation
500,000	7.375%, 3/1/2020	546,452

	Total Consumer Cyclical	6,471,164

Consumer Non-Cyclical (3.1%)
	Altria Group, Inc.
525,000	9.700%, 11/10/2018	680,879
	Amgen, Inc.
800,000	3.450%, 10/1/2020	757,597
	Amgen, Inc., Convertible
1,000,000	0.125%, 2/1/2011	1,000,000
	Anheuser-Busch InBev Worldwide, Inc.
800,000	5.375%, 11/15/2014[d]	887,438
400,000	2.875%, 2/15/2016	400,547
	Bio-Rad Laboratories, Inc.
1,000,000	4.875%, 12/15/2020	972,500
	Celgene Corporation
1,000,000	3.950%, 10/15/2020	949,535
	HCA, Inc.
850,000	9.250%, 11/15/2016	914,812
	Hospira, Inc.
500,000	5.600%, 9/15/2040	477,068
	Kraft Foods, Inc.
1,000,000	5.375%, 2/10/2020	1,066,564
	Life Technologies Corporation
800,000	4.400%, 3/1/2015	832,370

	Total Consumer Non-Cyclical	8,939,310

Energy (3.7%)
	Anadarko Petroleum Corporation
500,000	6.375%, 9/15/2017	552,287
	BP Capital Markets plc
1,000,000	4.500%, 10/1/2020	1,008,007
	CenterPoint Energy Resources Corporation
1,150,000	6.125%, 11/1/2017	1,307,320
	Forest Oil Corporation
1,000,000	7.250%, 6/15/2019	1,037,500
	NuStar Logistics, LP
800,000	4.800%, 9/1/2020	784,326
	Occidental Petroleum Corporation
750,000	4.100%, 2/1/2021	752,367
	ONEOK Partners, LP
500,000	3.250%, 2/1/2016	501,030
	Petrobras International Finance Company
800,000	5.375%, 1/27/2021	804,596
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
334,575	5.832%, 9/30/2016[d]	360,003
	Reliance Holdings USA, Inc.
1,000,000	4.500%, 10/19/2020[d]	930,451

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Core Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (101.3%)	Value

Energy (3.7%) - continued
	Schlumberger Norge AS
$400,000	4.200%, 1/15/2021[d]	$402,258
	Transocean, Inc.
800,000	7.375%, 4/15/2018	908,960
	Valero Energy Corporation
800,000	6.125%, 2/1/2020	869,983
	Weatherford International, Ltd.
500,000	5.125%, 9/15/2020	504,320

	Total Energy	10,723,408

Financials (19.0%)
	AMB Property, LP
800,000	6.125%, 12/1/2016	878,582
	American Express Bank FSB/Salt Lake City, UT
500,000	6.000%, 9/13/2017	559,551
	Axis Specialty Finance, LLC
1,100,000	5.875%, 6/1/2020	1,102,895
	Bank of America Corporation
1,100,000	6.500%, 8/1/2016	1,217,581
1,040,000	5.625%, 7/1/2020	1,069,537
400,000	5.875%, 1/5/2021	418,782
	Barclays Bank plc
550,000	5.140%, 10/14/2020	501,561
	Barclays Bank plc, Convertible
2,000,000	1.000%, 6/25/2017[e]	2,202,200
	Bear Stearns Companies, Inc.
800,000	6.400%, 10/2/2017	909,220
	Blackstone Holdings Finance Company, LLC
850,000	6.625%, 8/15/2019[d]	886,204
	Boston Properties, LP
800,000	4.125%, 5/15/2021	765,301
	Cantor Fitzgerald, LP
1,750,000	7.875%, 10/15/2019[d]	1,794,492
	Capital One Bank USA NA
900,000	8.800%, 7/15/2019	1,117,129
	Capital One Capital V
850,000	10.250%, 8/15/2039	919,063
	Citigroup, Inc.
1,250,000	2.286%, 8/13/2013[a]	1,276,984
300,000	6.500%, 8/19/2013	330,523
	CNA Financial Corporation
800,000	6.500%, 8/15/2016	864,950
500,000	5.875%, 8/15/2020	501,697
	Corestates Capital Trust I
1,250,000	8.000%, 12/15/2026[d]	1,250,365
	Credit Suisse Securities USA, LLC, Convertible
1,200,000	1.000%, 4/28/2017[e]	1,192,680
	Discover Bank
500,000	7.000%, 4/15/2020	547,472
	Federal Realty Investment Trust
500,000	5.900%, 4/1/2020	540,089
	Fifth Third Bancorp
200,000	3.625%, 1/25/2016	201,527
650,000	5.450%, 1/15/2017	678,595
	General Electric Capital Corporation
400,000	6.000%, 8/7/2019	444,165
800,000	4.375%, 9/16/2020	777,310
300,000	6.875%, 1/10/2039	336,226

Principal Amount	Long-Term Fixed Income (101.3%)	Value

Financials (19.0%) - continued
	Goldman Sachs Group, Inc., Convertible
$2,000,000	1.000%, 1/31/2015[e]	$1,849,524
	HCP, Inc.
800,000	5.375%, 2/1/2021	805,810
	Health Care REIT, Inc.
800,000	6.125%, 4/15/2020	851,673
	HSBC BANK USA, NA
750,000	4.875%, 8/24/2020	730,248
	HSBC Holdings plc
575,000	6.500%, 5/2/2036	583,344
	International Lease Finance Corporation
300,000	8.625%, 9/15/2015[d]	334,500
	Liberty Property, LP
630,000	5.500%, 12/15/2016	686,811
	Lincoln National Corporation
850,000	8.750%, 7/1/2019	1,067,134
	Lloyds TSB Bank plc
600,000	6.500%, 9/14/2020[d]	560,130
	Macquarie Group, Ltd.
800,000	6.250%, 1/14/2021[d]	802,313
	Merrill Lynch & Company, Inc.
475,000	6.875%, 4/25/2018	526,485
	Morgan Stanley
800,000	7.300%, 5/13/2019	890,563
800,000	5.500%, 1/26/2020	798,372
	MUFG Capital Finance 1, Ltd.
800,000	6.346%, 7/29/2049[f]	819,663
	Nationwide Building Society
800,000	6.250%, 2/25/2020[d]	806,558
	Nordea Bank AB
800,000	4.875%, 1/27/2020[d]	813,088
	PNC Funding Corporation
800,000	5.125%, 2/8/2020	837,904
	Principal Financial Group, Inc.
800,000	8.875%, 5/15/2019	1,015,534
	Prudential Financial, Inc.
1,150,000	6.100%, 6/15/2017	1,291,259
390,000	5.700%, 12/14/2036	382,728
	Rabobank Capital Funding II
405,000	5.260%, 12/29/2049[d,f]	397,400
	Rabobank Nederland
500,000	11.000%, 12/29/2049[d,f]	646,250
	Rabobank Nederland NV
1,200,000	4.750%, 1/15/2020[d]	1,237,040
	Reinsurance Group of America, Inc.
950,000	5.625%, 3/15/2017	989,882
1,000,000	6.450%, 11/15/2019	1,063,828
	Royal Bank of Scotland Group plc
800,000	6.400%, 10/21/2019	800,958
	Simon Property Group, LP
800,000	4.375%, 3/1/2021	789,389
	SLM Corporation
400,000	6.250%, 1/25/2016	400,753
400,000	8.000%, 3/25/2020	417,000
	State Street Capital Trust III
1,200,000	8.250%, 3/15/2042[f]	1,211,268
	SVB Financial Group
1,000,000	5.375%, 9/15/2020	988,498
	Swiss RE Capital I, LP
850,000	6.854%, 5/29/2049[d,f]	831,491

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Core Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (101.3%)	Value

Financials (19.0%) - continued
	TNK-BP Finance SA
$800,000	6.250%, 2/2/2015[d]	$845,000
	Travelers Companies, Inc.
350,000	6.250%, 6/15/2037	378,079
	UnitedHealth Group, Inc.
550,000	6.500%, 6/15/2037	601,629
	USB Capital XIII Trust
800,000	6.625%, 12/15/2039	832,120
	Wachovia Bank NA
770,000	4.875%, 2/1/2015	821,252
	Wachovia Corporation
850,000	5.250%, 8/1/2014	918,577
	Westpac Banking Corporation
800,000	2.250%, 11/19/2012	815,292
	Willis North America, Inc.
760,000	6.200%, 3/28/2017	782,643

	Total Financials	55,506,671

Foreign Government (1.8%)
	Brazil Government International Bond
750,000	4.875%, 1/22/2021	765,750
	Chile Government International Bond
800,000	3.875%, 8/5/2020	778,000
	Corporacion Andina de Fomento
2,000,000	5.750%, 1/12/2017	2,134,918
	Peru Government International Bond
650,000	5.625%, 11/18/2050	606,125
	Qatar Government International Bond
800,000	4.000%, 1/20/2015[d]	832,000

	Total Foreign Government	5,116,793

Industrials Other (0.3%)
	International Petroleum Investment Company, Ltd.
1,000,000	5.000%, 11/15/2020[d]	975,013

	Total Industrials Other	975,013

Mortgage-Backed Securities (20.7%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
10,300,000	3.500%, 2/1/2026[g]	10,357,938
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
19,200,000	4.500%, 2/1/2041[g]	19,629,005
	Federal National Mortgage Association Conventional 30-Yr. Pass-Through
18,000,000	5.500%, 2/1/2041[g]	19,237,500
5,200,000	6.000%, 2/1/2041[g]	5,649,311
5,000,000	6.500%, 2/1/2041[g]	5,564,060

	Total Mortgage-Backed Securities	60,437,814

Technology (0.6%)
	Affiliated Computer Services, Inc.
800,000	5.200%, 6/1/2015	860,629

Principal Amount	Long-Term Fixed Income (101.3%)	Value

Technology (0.6%) - continued
	SAIC, Inc.
$1,000,000	4.450%, 12/1/2020[d]	$1,003,141

	Total Technology	1,863,770

Transportation (2.5%)
	American Airlines Pass Through Trust
881,573	10.375%, 7/2/2019	1,055,683
	Continental Airlines, Inc.
777,900	7.250%, 11/10/2019	863,469
	CSX Corporation
800,000	3.700%, 10/30/2020	756,579
	Delta Air Lines, Inc.
500,000	4.950%, 11/23/2019	508,750
780,965	7.750%, 12/17/2019	866,871
	ERAC USA Finance, LLC
800,000	5.250%, 10/1/2020[d]	826,051
	FedEx Corporation
975,134	6.720%, 1/15/2022	1,048,927
	United Air Lines, Inc.
755,445	10.400%, 11/1/2016	874,428
	US Airways Group, Inc.
400,000	6.250%, 4/22/2023	400,000

	Total Transportation	7,200,758

U.S. Government and Agencies (14.6%)
	Federal Home Loan Banks
2,400,000	0.166%, 2/10/2012[a]	2,397,857
	U.S. Treasury Bonds
1,500,000	4.500%, 5/15/2038	1,493,203
775,000	4.625%, 2/15/2040	783,477
	U.S. Treasury Notes
6,300,000	2.000%, 7/31/2011	6,313,287
2,000,000	3.500%, 5/31/2013	2,131,250
2,750,000	1.500%, 12/31/2013	2,794,473
500,000	1.750%, 1/31/2014	511,523
4,000,000	2.250%, 5/31/2014	4,147,812
1,650,000	2.375%, 9/30/2014	1,714,452
2,000,000	3.625%, 8/15/2019	2,085,624
800,000	3.500%, 2/15/2039	664,625
	U.S. Treasury Notes, TIPS
5,552,579	2.500%, 7/15/2016	6,311,289
5,379,885	1.875%, 7/15/2019	5,878,783
5,251,155	1.125%, 1/15/2021	5,279,874

	Total U.S. Government and Agencies	42,507,529

U.S. Municipals (0.3%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
850,000	6.718%, 1/1/2049	827,798

	Total U.S. Municipals	827,798

Utilities (4.7%)
	Abu Dhabi National Energy Company
850,000	6.250%, 9/16/2019[d]	882,009
	Buckeye Partners, LP
400,000	4.875%, 2/1/2021	399,193
	Cleveland Electric Illuminating Company
825,000	5.700%, 4/1/2017	884,345

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Core Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (101.3%)	Value

Utilities (4.7%) - continued
	Enterprise Products Operating, LLC
$800,000	5.200%, 9/1/2020	$826,791
	Exelon Generation Company, LLC
1,000,000	4.000%, 10/1/2020	928,417
515,000	5.750%, 10/1/2041	473,770
	FirstEnergy Solutions Corporation
850,000	4.800%, 2/15/2015	894,652
	ITC Holdings Corporation
775,000	6.050%, 1/31/2018[d]	847,345
	MidAmerican Energy Holdings Company
775,000	6.500%, 9/15/2037	856,496
	NiSource Finance Corporation
400,000	6.125%, 3/1/2022	441,488
	ONEOK Partners, LP
450,000	8.625%, 3/1/2019	563,078
	Pennsylvania Electric Company
800,000	5.200%, 4/1/2020	821,650
	Petrobras International Finance Company
1,000,000	5.750%, 1/20/2020	1,032,476
	Potomac Electric Power Company
600,000	7.900%, 12/15/2038	785,716
	Power Receivables Finance, LLC
244,070	6.290%, 1/1/2012[c]	244,134
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
672,910	5.298%, 9/30/2020[d]	714,967
	Union Electric Company
1,150,000	6.400%, 6/15/2017	1,310,294
	Williams Partners, LP
800,000	5.250%, 3/15/2020	824,497

	Total Utilities	13,731,318

	Total Long-Term Fixed Income (cost $295,236,778)	295,686,087

Shares	Mutual Funds (4.5%)	Value

Fixed Income Mutual Funds (4.5%)
2,646,014	Thrivent High Yield Fund	13,018,387

	Total Fixed Income Mutual Funds	13,018,387

	Total Mutual Funds (cost $9,800,000)	13,018,387

Shares	Preferred Stock (0.6%)	Value

Financials (0.6%)
4,850	Citigroup, Inc., Convertible, 7.500%	667,457
56,005	Federal National Mortgage Association, 8.250%[f,h]	89,048
21,850	Goldman Sachs Group, Inc., Convertible[d,i]	598,319

Shares	Preferred Stock (0.6%)	Value

Financials (0.6%) - continued
16,000	HSBC Holdings plc, 8.000%[f]	$433,440

	Total Financials	1,788,264

	Total Preferred Stock (cost $2,287,533)	1,788,264

Contracts	Options Purchased (<0.1%)	Value

	Call on 10-Yr. U.S. Treasury Bond Futures
85	$121.50, expires 2/19/2011	$47,813
80	$122.50, expires 2/19/2011	61,250
130	$122.50, expires 2/19/2011	36,562

	Total Options Purchased (cost $268,385)	145,625

Principal Amount	Short-Term Investments (13.7%)[j]	Value

	Barton Capital, LLC
3,530,000	0.190%, 2/1/2011[k]	3,530,000
	Federal Home Loan Bank Discount Notes
31,000,000	0.130%, 2/10/2011[k]	30,998,992
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.200%, 3/14/2011[k,l,m]	499,888
	U.S. Treasury Bills
5,000,000	0.145%, 2/24/2011[k]	4,999,537

	Total Short-Term Investments (at amortized cost)	40,028,417

	Total Investments (cost $347,621,113) 120.1%	$350,666,780

	Other Assets and Liabilities, Net (20.1%)	(58,578,198)

	Total Net Assets 100.0%	$292,088,582

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2011.
b	All or a portion of the security is insured or guaranteed.
c	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Core Bond Fund owned as of January 31, 2011.

Security	Acquisition Date	Amortized Cost

Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$5,000,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	4,000,000
Power Receivables Finance, LLC	9/30/2003	243,999
Wachovia Asset Securitization, Inc.	3/16/2007	2,870,864

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Core Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2011, the value of these investments was $40,861,950 or 14.0% of total net assets.
e	Denotes equity-linked structured securities. These securities are linked to the S&P 500 Index.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Non-income producing security.
i	Security is displayed in shares. This security is an Equity-Linked Structured Security. This security is linked to the common stock of Microsoft Corporation.
j	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
l	At January 31, 2011, $399,910 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At January 31, 2011, $99,978 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:
REIT	-	Real Estate Investment Trust, is a company that
buys, develops, manages and/or sells real estate
assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$14,022,210
Gross unrealized depreciation	(10,976,543)

Net unrealized appreciation (depreciation)	$3,045,667

Cost for federal income tax purposes	$347,621,113

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Core Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Core Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Asset-Backed Securities	15,783,197	–	13,601,340	2,181,857
Basic Materials	9,676,667	–	9,676,667	–
Capital Goods	2,919,320	–	2,919,320	–
Collateralized Mortgage Obligations	11,282,427	–	11,282,427	–
Commercial Mortgage-Backed Securities	29,013,571	–	29,013,571	–
Communications Services	12,709,559	–	12,709,559	–
Consumer Cyclical	6,471,164	–	6,471,164	–
Consumer Non-Cyclical	8,939,310	–	8,939,310	–
Energy	10,723,408	–	10,723,408	–
Financials	55,109,271	–	51,714,391	3,394,880
Foreign Government	5,116,793	–	5,116,793	–
Industrials Other	975,013	–	975,013	–
Mortgage-Backed Securities	60,437,814	–	60,437,814	–
Technology	1,863,771	–	1,863,771	–
Transportation	7,200,758	–	3,540,307	3,660,451
U.S. Government and Agencies	42,507,529	–	42,507,529	–
U.S. Municipals	827,798	–	827,798	–
Utilities	13,731,318	–	13,731,318	–
Mutual Funds
Fixed Income Mutual Funds	13,018,387	13,018,387	–	–
Preferred Stock
Financials	2,185,663	1,189,945	397,400	598,318
Options Purchased	145,625	145,625	–	–
Short-Term Investments	40,028,417	–	40,028,417	–

Total	$350,666,780	$14,353,957	$326,477,317	$9,835,506

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	822,749	822,749	–	–

Total Asset Derivatives	$822,749	$822,749	$–	$–

Liability Derivatives
Futures Contracts	423,986	423,986	–	–
Credit Default Swaps	115,050	–	115,050	–

Total Liability Derivatives	$539,036	$423,986	$115,050	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Core Bond Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation) *	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value January 31, 2011

Preferred Stock
Financials	575,791	–	22,528	–	–	–	–	598,319
Long-Term Fixed Income
Asset-Backed Securities	2,024,360	–	296,833	–	(139,337)	–	–	2,181,856
Basic Materials	747,150	–	(39,500)	–	–	–	(707,650)	–
Financials	3,326,480	–	68,400	–	–	–	–	3,394,880
Transportation	3,710,995	–	7,705	–	(58,249)	–	–	3,660,451

Total	$10,384,776	$–	$355,966	$–	($197,586)	$–	($707,650)	$9,835,506

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on January 31, 2010 of $317,797.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Core Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)

2-Yr. U.S. Treasury Bond Futures	(100)	March 2011	($21,901,258)	($21,918,750)	($17,492)
5-Yr. U.S. Treasury Bond Futures	(45)	March 2011	(5,380,175)	(5,328,632)	51,543
10-Yr. U.S. Treasury Bond Futures	(270)	March 2011	(33,386,364)	(32,615,158)	771,206
20-Yr. U.S. Treasury Bond Futures	80	March 2011	10,056,494	9,650,000	(406,494)
Total Futures Contracts					$398,763

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)

CDX IG, Series 15, 5 Year, at 1.00%; Bank of America	Buy	12/20/2015	$12,000,000	($40,340)	($86,359)	($46,020)
CDX IG, Series 15, 5 Year, at 1.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	18,000,000	(60,508)	(129,539)	(69,030)
Total Credit Default Swaps					($215,898)	($115,050)

1	As the buyer of protection, Core Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Core Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Core Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Core Bond Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011

High Yield	$12,859,626	$–	$–	2,646,014	$13,018,387	$254,354
Total Value and Income Earned	12,859,626				13,018,387	254,354

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Government Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value

Commercial Mortgage-Backed Securities (3.0%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificate
$979,965	3.342%, 12/25/2019	$995,276
	Government National Mortgage Association
989,440	2.164%, 3/16/2033	1,001,806
985,651	3.214%, 1/16/2040	1,020,045

	Total Commercial Mortgage-Backed Securities	3,017,127

Financials (9.1%)
	Achmea Hypotheekbank NV
1,000,000	3.200%, 11/3/2014[a]	1,041,837
	Bank of Montreal
750,000	2.625%, 1/25/2016[a]	749,302
	Bank of Nova Scotia
500,000	1.450%, 7/26/2013[a]	501,459
	Canadian Imperial Bank of Commerce
1,000,000	2.600%, 7/2/2015[a]	1,007,272
	Compagnie de Financement Foncier
1,000,000	2.125%, 4/22/2013[a]	1,008,989
	Dexia Credit Local SA
1,000,000	2.750%, 4/29/2014[a]	997,977
	International Bank for Reconstruction & Development
1,000,000	2.375%, 5/26/2015	1,023,865
	NCUA Guaranteed Notes
956,824	0.711%, 10/7/2020[b]	956,824
	Royal Bank of Canada
1,000,000	3.125%, 4/14/2015[a]	1,026,947
	Toronto-Dominion Bank
1,000,000	2.200%, 7/29/2015[a]	988,803

	Total Financials	9,303,275

Foreign Government (2.3%)
	Finland Government International Bond
500,000	1.250%, 10/19/2015[a]	483,107
	Kommunalbanken AS
1,000,000	2.750%, 5/5/2015[a]	1,022,822
	Kreditanstalt fuer Wiederaufbau
825,000	1.250%, 6/15/2012	832,512

	Total Foreign Government	2,338,441

Mortgage-Backed Securities (8.2%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,000,000	6.000%, 2/1/2041[c]	2,170,624
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,000,000	3.500%, 2/1/2026[c]	2,011,250

Principal Amount	Long-Term Fixed Income (98.7%)	Value

Mortgage-Backed Securities (8.2%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$4,000,000	4.500%, 2/1/2041[c]	$4,089,376

	Total Mortgage-Backed Securities	8,271,250

U.S. Government and Agencies (76.1%)
	FDIC Structured Sale Guaranteed Notes
400,000	Zero Coupon, 1/7/2012[a]	397,048
400,000	Zero Coupon, 1/7/2014[a]	380,660
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,005,248
	Federal Home Loan Banks
3,250,000	5.375%, 5/18/2016	3,766,747
4,400,000	5.000%, 11/17/2017	4,965,286
	Federal Home Loan Mortgage Corporation
2,300,000	2.500%, 1/7/2014	2,384,150
2,750,000	4.875%, 6/13/2018	3,075,597
1,875,000	3.750%, 3/27/2019	1,937,522
	Federal National Mortgage Association
3,625,000	0.750%, 2/26/2013	3,629,945
4,100,000	1.250%, 2/27/2014	4,102,062
25,000	4.375%, 10/15/2015	27,457
1,250,000	6.250%, 5/15/2029	1,476,863
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,259,730
	U.S. Treasury Bonds
750,000	6.500%, 11/15/2026	958,242
1,600,000	4.625%, 2/15/2040	1,617,501
	U.S. Treasury Bonds, TIPS
329,001	2.125%, 2/15/2040	332,753
	U.S. Treasury Notes
50,000	2.000%, 7/31/2011	50,105
225,000	1.125%, 6/15/2013	227,126
7,150,000	1.750%, 1/31/2014	7,314,786
2,800,000	2.625%, 2/29/2016	2,886,626
9,750,000	3.250%, 3/31/2017	10,207,031
6,500,000	3.625%, 2/15/2020	6,725,979
5,000,000	3.500%, 5/15/2020	5,099,600
2,125,000	7.625%, 2/15/2025	2,976,660
	U.S. Treasury Notes, TIPS
1,170,619	3.375%, 1/15/2012	1,224,028
1,598,602	2.000%, 1/15/2014	1,732,860
687,528	1.625%, 1/15/2015	743,067
1,893,056	0.500%, 4/15/2015	1,959,018
1,245,945	2.500%, 7/15/2016	1,416,192
1,477,980	2.625%, 7/15/2017	1,700,485
1,500,330	1.125%, 1/15/2021	1,508,535
319,209	2.375%, 1/15/2025	350,606

	Total U.S. Government and Agencies	77,439,515

	Total Long-Term Fixed Income (cost $98,215,189)	100,369,608

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Government Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Contracts	Options Purchased (<0.1%)	Value

	Call on 10-Yr. U.S. Treasury Bond Futures
25	$121.50, expires 2/19/2011	$14,063
25	$122.50, expires 2/19/2011	7,031

	Total Options Purchased (cost $49,759)	21,094

Principal Amount	Short-Term Investments (12.9%)[d]	Value

	Federal Home Loan Bank
11,100,000	0.100%, 2/1/2011[e]	11,100,000
	Federal Home Loan Bank Discount Notes
2,000,000	0.080%, 2/10/2011[e]	1,999,960

	Total Short-Term Investments (at amortized cost)	13,099,960

	Total Investments (cost $111,364,908) 111.6%	$113,490,662

	Other Assets and Liabilities, Net (11.6%)	(11,758,611)

	Total Net Assets 100.0%	$101,732,051

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2011, the value of these investments was $9,606,223 or 9.4% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2011.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

TIPS - Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,354,050
Gross unrealized depreciation	(228,296)

Net unrealized appreciation (depreciation)	$2,125,754
Cost for federal income tax purposes	$111,364,908

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Commercial Mortgage-Backed Securities	3,017,127	–	3,017,127	–
Financials	9,303,275	–	9,303,275	–
Foreign Government	2,338,441	–	2,338,441	–
Mortgage-Backed Securities	8,271,250	–	8,271,250	–
U.S. Government and Agencies	77,439,515	–	77,439,515	–
Options Purchased	21,094	21,094	–	–
Short-Term Investments	13,099,960	–	13,099,960	–

Total	$113,490,662	$21,094	$113,469,568	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Government Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Government Bond Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value January 31, 2011

Long-Term Fixed Income
Financials	1,000,000	–	–	–	(43,176)	–	(956,824)	–

Total	$1,000,000	$–	$–	$–	($43,176)	$–	($956,824)	$–

Other Financial Instruments

Liability Derivatives
Call Options Written	3,094	–	(3,094)	–	–	–	–	–

Total	$3,094	$–	($3,094)	$–	$–	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.9%)	Value

Asset-Backed Securities (13.8%)
	Avis Budget Rental Car Funding AESOP, LLC
$2,500,000	5.680%, 2/20/2014[a]	$2,672,210
	Bank of America Auto Trust
3,500,000	1.390%, 3/15/2014[a]	3,522,113
	Carrington Mortgage Loan Trust
1,000,000	0.410%, 8/25/2036[b]	402,849
	Chrysler Financial Auto Securitization
3,122,484	2.820%, 1/15/2016	3,169,915
	Chrysler Financial Lease Trust
766,166	1.780%, 6/15/2011[a]	766,721
	CIT Equipment
1,796,552	3.070%, 8/15/2016[a]	1,812,459
	Citibank Omni Master Trust
4,000,000	2.361%, 5/16/2016[a,b]	4,062,164
	CNH Equipment Trust
1,650,000	7.210%, 12/16/2013	1,766,718
	Countrywide Asset-Backed Certificates
481,926	5.549%, 8/25/2021[c]	386,832
	Countrywide Home Loans, Inc.
1,400,100	6.085%, 6/25/2021[c]	590,921
	Credit Based Asset Servicing and Securitization, LLC
874,109	5.501%, 12/25/2036	620,979
	Discover Card Master Trust
4,500,000	0.911%, 9/15/2015[b]	4,532,450
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[d,e]	0
	First Horizon ABS Trust
524,353	0.390%, 9/25/2029[b,c]	421,249
	First National Master Note Trust
5,000,000	1.611%, 5/15/2014[b]	5,007,280
	Ford Credit Auto Owner Trust
2,218,867	3.960%, 5/15/2013	2,253,774
	Ford Credit Floor Plan Master Owner Trust
5,000,000	1.500%, 9/15/2015	4,965,425
	GE Capital Credit Card Master Note Trust
4,200,000	2.540%, 9/15/2014	4,247,229
3,650,000	3.690%, 7/15/2015	3,788,766
	GMAC Mortgage Corporation Loan Trust
852,539	0.440%, 8/25/2035[b,c]	492,497
1,212,020	5.750%, 10/25/2036[c]	735,986
1,720,690	0.440%, 12/25/2036[b,c]	1,195,291
	Goldman Sachs Alternative Mortgage Products Trust
2,259,556	0.340%, 8/25/2036[b]	2,094,696
	GSAMP Trust
2,220,144	0.440%, 2/25/2036[b]	1,940,961
	Harley-Davidson Motorcycle Trust
1,278,398	3.190%, 11/15/2013	1,294,715
	Honda Auto Receivables Owner Trust
2,500,000	4.430%, 7/15/2015	2,627,913
	Household Home Equity Loan Trust
1,191,070	5.320%, 3/20/2036	1,192,232

Principal Amount	Long-Term Fixed Income (96.9%)	Value

Asset-Backed Securities (13.8%) - continued
	J.P. Morgan Mortgage Trust
$1,122,234	4.199%, 2/25/2036	$1,028,764
	John Deere Owner Trust
1,500,000	3.960%, 5/16/2016	1,557,594
	Merrill Auto Trust Securitization
517,669	5.500%, 3/15/2012	519,573
	Mortgage Equity Conversion Asset Trust
2,656,591	0.760%, 1/25/2042[b,d]	2,503,837
2,628,051	0.740%, 2/25/2042[b,d]	2,512,417
	Nissan Auto Receivables Owner Trust
3,135,137	4.280%, 6/16/2014	3,200,078
3,000,000	4.740%, 8/17/2015	3,171,033
	Renaissance Home Equity Loan Trust
1,644,755	5.608%, 5/25/2036	1,412,303
750,000	5.285%, 1/25/2037	598,461
	Santander Drive Auto Receivables Trust
4,500,000	0.950%, 8/15/2013	4,504,765
	SLM Student Loan Trust
5,049,500	0.383%, 4/25/2023[b]	5,034,765
	Toyota Auto Receivables Owner Trust
7,000,000	1.270%, 12/16/2013	7,046,172
	USAA Auto Owner Trust
2,500,000	4.770%, 9/15/2014	2,637,170
	Volkswagen Auto Lease Trust
2,706,082	3.410%, 4/16/2012	2,731,010
	Volkswagen Auto Loan Enhanced Trust
1,500,000	1.310%, 1/20/2014	1,509,119
	Wachovia Asset Securitization, Inc.
1,076,574	0.400%, 7/25/2037[b,c,d]	818,196
	Wachovia Student Loan Trust
6,000,000	0.413%, 7/27/2020[b]	5,949,300
	World Financial Network Credit Card
7,000,000	4.600%, 9/15/2015	7,178,129
	World Omni Auto Receivables Trust
2,500,000	1.340%, 12/16/2013	2,514,145
1,000,000	5.120%, 5/15/2014	1,059,948
	World Omni Automobile Lease Securitization Trust
2,263,149	1.020%, 1/16/2012	2,265,046

	Total Asset-Backed Securities	116,316,170

Basic Materials (1.3%)
	Anglo American Capital plc
2,000,000	2.150%, 9/27/2013[a]	2,022,686
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,799,353
1,750,000	3.750%, 8/5/2015	1,770,638
	Dow Chemical Company
1,500,000	4.850%, 8/15/2012	1,581,189
1,500,000	2.500%, 2/15/2016	1,436,997
	Noble Group, Ltd.
1,000,000	4.875%, 8/5/2015[a]	1,022,665

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.9%)	Value

Basic Materials (1.3%) - continued
	Rio Tinto Finance USA, Ltd.
$1,000,000	9.000%, 5/1/2019	$1,325,704

	Total Basic Materials	10,959,232

Capital Goods (1.1%)
	CRH America, Inc.
1,500,000	4.125%, 1/15/2016	1,514,247
	Hutchinson Whampoa Finance, Ltd.
1,700,000	4.625%, 9/11/2015[a]	1,807,794
	L-3 Communications Corporation
2,000,000	5.875%, 1/15/2015	2,040,000
	Textron, Inc.
1,300,000	6.200%, 3/15/2015	1,417,616
	Tyco International Finance SA
1,000,000	4.125%, 10/15/2014	1,067,466
	Waste Management, Inc.
1,150,000	6.375%, 3/11/2015	1,307,406

	Total Capital Goods	9,154,529

Collateralized Mortgage Obligations (3.1%)
	American Home Mortgage Assets Trust
1,672,043	1.243%, 11/25/2046[b]	863,513
	Banc of America Mortgage Securities, Inc.
719,142	3.184%, 9/25/2035	616,799
	Bear Stearns Adjustable Rate Mortgage Trust
978,700	2.560%, 10/25/2035[b]	881,156
	Chase Mortgage Finance Corporation
657,602	5.398%, 1/25/2036	121,448
	Countrywide Alternative Loan Trust
1,782,450	5.500%, 11/25/2035	1,739,876
884,175	5.500%, 2/25/2036	784,283
885,935	6.000%, 1/25/2037	642,652
	Countrywide Home Loans, Inc.
1,245,769	3.158%, 3/20/2036	769,420
1,288,132	5.448%, 9/20/2036	808,739
	Deutsche Alt-A Securities, Inc.
1,995,637	1.093%, 4/25/2047[b]	1,197,179
	GSR Mortgage Loan Trust
2,567,217	0.450%, 8/25/2046[b]	2,213,141
	HomeBanc Mortgage Trust
1,024,723	5.926%, 4/25/2037	687,250
	Impac CMB Trust
350,402	0.580%, 8/25/2035[b]	266,709
	J.P. Morgan Alternative Loan Trust
1,997,335	4.533%, 3/25/2036	1,345,818
	J.P. Morgan Mortgage Trust
847,100	5.676%, 6/25/2036	838,048
1,079,398	5.436%, 10/25/2036	979,985
	Merrill Lynch Mortgage Investors, Inc.
1,600,965	2.752%, 6/25/2035	1,431,413
	Residential Accredit Loans, Inc.
968,203	3.869%, 9/25/2035	685,382

Principal Amount	Long-Term Fixed Income (96.9%)	Value

Collateralized Mortgage Obligations (3.1%) - continued
	Thornburg Mortgage Securities Trust
$557,342	0.370%, 11/25/2046[b]	$552,828
	Wachovia Mortgage Loan Trust, LLC
895,385	3.850%, 5/20/2036	690,862
	WaMu Mortgage Pass Through Certificates
1,735,315	1.200%, 10/25/2046[b]	1,237,845
2,120,961	1.143%, 12/25/2046[b]	1,426,921
2,000,784	1.063%, 1/25/2047[b]	1,268,321
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,618,852	1.243%, 9/25/2046[b]	852,834
2,423,486	1.073%, 2/25/2047[b]	1,226,500
	Washington Mutual Mortgage Pass-Through Certificates
682,522	0.550%, 10/25/2045[b]	593,129
	Wells Fargo Mortgage Backed Securities Trust
1,402,662	3.203%, 3/25/2036	1,267,490
379,425	3.425%, 3/25/2036	337,511

	Total Collateralized Mortgage Obligations	26,327,052

Commercial Mortgage-Backed Securities (9.9%)
	Banc of America Large Loan, Inc.
925,543	0.371%, 10/15/2019[a,b]	906,941
	Bear Stearns Commercial Mortgage Securities, Inc.
4,500,000	5.613%, 6/11/2050	4,682,093
2,000,000	0.411%, 3/15/2022[b,d]	1,910,168
1,500,000	5.665%, 6/11/2040	1,556,765
5,736,000	5.205%, 2/11/2044	5,849,481
1,000,000	5.331%, 2/11/2044	1,039,576
	Citigroup/Deutsche Bank Commercial Mortgage
1,595,000	5.322%, 12/11/2049	1,661,173
	Commercial Mortgage Pass-Through Certificates
1,000,000	0.391%, 12/15/2020[b,d]	915,581
1,500,000	0.441%, 6/15/2022[b,d]	1,387,740
1,000,000	5.306%, 12/10/2046	1,040,320
	Credit Suisse First Boston Mortgage Securities Corporation
4,298,561	4.691%, 4/15/2037	4,315,304
	Credit Suisse Mortgage Capital Certificates
1,489,248	0.431%, 10/15/2021[a,b]	1,422,585
1,750,000	5.467%, 9/15/2039	1,856,673
	Government National Mortgage Association
3,458,364	2.870%, 3/16/2051	3,564,390
4,961,586	1.864%, 8/16/2031	4,997,459
6,777,667	2.164%, 3/16/2033	6,862,368
6,406,731	3.214%, 1/16/2040	6,630,294
	Greenwich Capital Commercial Funding Corporation
2,697,000	5.074%, 1/5/2036	2,786,392

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.9%)	Value

Commercial Mortgage-Backed Securities (9.9%) - continued
$4,500,000	5.224%, 4/10/2037	$4,806,418
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,500,000	5.429%, 12/12/2043	3,709,216
1,985,000	5.336%, 5/15/2047	2,085,320
	LB-UBS Commercial Mortgage Trust
623,020	4.567%, 6/15/2029	623,291
6,017,225	5.303%, 2/15/2040	6,174,034
1,300,000	5.866%, 9/15/2045	1,394,350
	Morgan Stanley Capital I, Inc.
3,765,000	4.970%, 4/14/2040	4,002,974
	NCUA Guaranteed Notes
4,887,036	1.600%, 10/29/2020	4,803,189
	Wachovia Bank Commercial Mortgage Trust
610,712	3.894%, 11/15/2035	611,274
1,500,000	5.765%, 7/15/2045	1,627,921
	WaMu Commercial Mortgage Securities Trust
515,913	3.830%, 1/25/2035[a]	519,970

	Total Commercial Mortgage- Backed Securities	83,743,260

Communications Services (3.2%)
	Alltel Corporation
1,325,000	7.000%, 7/1/2012	1,432,778
	CBS Corporation
1,500,000	8.875%, 5/15/2019	1,886,602
	Crown Castle Towers, LLC
1,750,000	4.523%, 1/15/2015[a]	1,835,467
1,500,000	3.214%, 8/15/2015[a]	1,494,260
850,000	4.174%, 8/15/2017[a]	835,957
	DIRECTV Holdings, LLC/ DIRECTV Financing Company, Inc.
2,250,000	7.625%, 5/15/2016	2,497,500
	NBC Universal, Inc.
3,000,000	2.100%, 4/1/2014[a]	2,986,971
	Qwest Corporation
3,000,000	8.875%, 3/15/2012	3,232,500
	Rogers Communications, Inc.
1,120,000	7.875%, 5/1/2012	1,212,914
	SBA Tower Trust
3,500,000	4.254%, 4/15/2015[a]	3,659,715
	Telecom Italia Capital SA
600,000	6.200%, 7/18/2011	613,448
	Telefonica SA
2,000,000	4.949%, 1/15/2015	2,096,600
	Telemar Norte Leste SA
500,000	5.500%, 10/23/2020[a]	487,500
	Time Warner Cable, Inc.
1,100,000	5.400%, 7/2/2012	1,164,726
1,650,000	7.500%, 4/1/2014	1,902,711

	Total Communications Services	27,339,649

Consumer Cyclical (0.6%)
	American Honda Finance Corporation
2,500,000	2.500%, 9/21/2015[a]	2,483,395

Principal Amount	Long-Term Fixed Income (96.9%)	Value

Consumer Cyclical (0.6%) - continued
	Ford Motor Credit Company, LLC
$1,500,000	7.000%, 4/15/2015	$1,649,282
	Nissan Motor Acceptance Corporation
1,000,000	4.500%, 1/30/2015[a]	1,045,486

	Total Consumer Cyclical	5,178,163

Consumer Non-Cyclical (3.7%)
	Altria Group, Inc.
2,000,000	4.125%, 9/11/2015	2,093,366
	Amgen, Inc., Convertible
6,500,000	0.125%, 2/1/2011	6,500,000
	Anheuser-Busch InBev Worldwide, Inc.
2,500,000	0.854%, 1/27/2014[b]	2,507,368
2,000,000	5.375%, 11/15/2014[a]	2,218,596
750,000	2.875%, 2/15/2016	751,025
	Cargill, Inc.
1,000,000	5.200%, 1/22/2013[a]	1,076,569
	Celgene Corporation
1,500,000	2.450%, 10/15/2015	1,463,403
	Coca-Cola Enterprises, Inc.
500,000	1.125%, 11/12/2013	495,026
	Dr. Pepper Snapple Group, Inc.
1,000,000	2.350%, 12/21/2012	1,023,040
	Kraft Foods, Inc.
1,500,000	4.125%, 2/9/2016	1,576,682
	Kroger Company
1,000,000	5.000%, 4/15/2013	1,075,692
	Life Technologies Corporation
1,750,000	3.375%, 3/1/2013	1,790,463
750,000	4.400%, 3/1/2015	780,346
	The Coca-Cola Company
5,000,000	0.336%, 5/15/2012[b]	5,003,820
	Wm. Wrigley, Jr. Company
2,500,000	1.678%, 6/28/2011[a,b]	2,500,700

	Total Consumer Non-Cyclical	30,856,096

Energy (4.0%)
	Anadarko Petroleum Corporation
1,000,000	6.375%, 9/15/2017	1,104,575
	BP Capital Markets plc
1,500,000	3.125%, 10/1/2015	1,519,837
	CalEnergy Capital Trust III, Convertible, 6.500%
20,000	6.500%, 9/1/2027	986,000
	Cenovus Energy, Inc.
1,000,000	4.500%, 9/15/2014	1,081,511
	Energy Transfer Partners, LP
1,000,000	6.000%, 7/1/2013	1,087,270
	Enterprise Products Operating, LLC
2,500,000	3.200%, 2/1/2016	2,512,485
	International Petroleum Investment Company, Ltd.
1,000,000	3.125%, 11/15/2015[a]	970,054
	Marathon Oil Canada Corporation
650,000	8.375%, 5/1/2012	710,438
	Marathon Petroleum Corporation
500,000	3.500%, 3/1/2016[a]	504,604

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.9%)	Value

Energy (4.0%) - continued
	Nabors Industries, Inc., Convertible
$3,000,000	0.940%, 5/15/2011	$2,988,750
	Occidental Petroleum Corporation
2,000,000	1.450%, 12/13/2013	2,012,816
	ONEOK Partners, LP
2,750,000	3.250%, 2/1/2016	2,755,665
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
1,700,000	4.500%, 9/30/2012[a]	1,776,476
557,625	5.832%, 9/30/2016[a]	600,005
	Rowan Companies, Inc.
1,500,000	5.000%, 9/1/2017	1,536,907
	Schlumberger SA
2,500,000	2.650%, 1/15/2016[a]	2,521,410
	Statoil ASA
1,786,000	5.125%, 4/30/2014[a]	1,973,025
	Transocean, Inc., Convertible
2,500,000	1.500%, 12/15/2037	2,487,500
	Valero Energy Corporation
1,000,000	4.500%, 2/1/2015	1,056,846
350,000	6.125%, 2/1/2020	380,618
	Williams Partners, LP
2,000,000	3.800%, 2/15/2015	2,071,508
	Woodside Finance, Ltd.
1,000,000	8.125%, 3/1/2014[a]	1,157,070

	Total Energy	33,795,370

Financials (29.6%)
	Abbey National Treasury Services plc
1,500,000	3.875%, 11/10/2014[a]	1,483,864
	ABN Amro Bank NV
3,500,000	2.071%, 1/30/2014[a,b]	3,492,916
	Achmea Hypotheekbank NV
5,500,000	3.200%, 11/3/2014[a]	5,730,103
	Allstate Corporation
700,000	6.200%, 5/16/2014	792,766
	AMB Property, LP
1,000,000	6.125%, 12/1/2016	1,098,228
	American International Group, Inc.
1,500,000	5.050%, 10/1/2015	1,553,060
	Avalon Bay Communities, Inc.
1,000,000	5.700%, 3/15/2017	1,121,460
	Bank of America Corporation
2,000,000	1.723%, 1/30/2014[b,f]	2,005,244
4,000,000	6.500%, 8/1/2016[g]	4,427,568
	Bank of Montreal
3,250,000	2.625%, 1/25/2016[a]	3,246,974
	Bank of Nova Scotia
2,500,000	1.450%, 7/26/2013[a]	2,507,295
	Bank of Tokyo - Mitsubishi UFJ, Ltd.
2,500,000	2.600%, 1/22/2013[a]	2,552,185
	Barclays Bank plc
1,500,000	2.375%, 1/13/2014	1,504,924
3,000,000	2.500%, 9/21/2015[a]	2,898,729
	Barclays Bank plc, Convertible
3,000,000	1.000%, 6/25/2017[h]	3,303,300
	BB&T Corporation
1,650,000	5.700%, 4/30/2014	1,834,112

Principal Amount	Long-Term Fixed Income (96.9%)	Value

Financials (29.6%) - continued
	Bear Stearns Companies, Inc.
$1,500,000	6.400%, 10/2/2017	$1,704,788
1,250,000	4.650%, 7/2/2018	1,276,543
	Berkshire Hathaway Finance Corporation
1,750,000	0.428%, 1/13/2012[b]	1,752,208
2,500,000	5.000%, 8/15/2013	2,729,040
2,000,000	2.450%, 12/15/2015	1,997,300
	BNP Paribas Home Loan Covered Bonds SA
4,500,000	2.200%, 11/2/2015[a]	4,313,727
	Canadian Imperial Bank of Commerce
3,500,000	2.000%, 2/4/2013[a]	3,560,830
1,500,000	2.600%, 7/2/2015[a]	1,510,908
	Capital One Bank USA NA
500,000	8.800%, 7/15/2019	620,627
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[a]	4,083,160
	Citigroup, Inc.
3,000,000	5.500%, 4/11/2013	3,213,243
2,400,000	2.286%, 8/13/2013[b]	2,451,809
	CME Group Index Services, LLC
1,500,000	4.400%, 3/15/2018[a]	1,533,053
	CNA Financial Corporation
2,000,000	6.500%, 8/15/2016	2,162,374
1,000,000	5.875%, 8/15/2020	1,003,394
	Commonwealth Bank of Australia
3,300,000	2.500%, 12/10/2012[a]	3,399,294
	Compagnie de Financement Foncier
4,000,000	2.125%, 4/22/2013[a]	4,035,956
	Corestates Capital Trust I
300,000	8.000%, 12/15/2026[a]	300,088
	Credit Suisse New York, NY
2,750,000	2.200%, 1/14/2014	2,755,189
	Credit Suisse Securities USA, LLC, Convertible
3,000,000	1.000%, 4/28/2017[h]	2,981,700
	Dexia Credit Local SA
5,000,000	2.750%, 4/29/2014[a]	4,989,885
	DnB NOR Boligkreditt
3,500,000	2.100%, 10/14/2015[a]	3,385,228
	Duke Realty, LP
1,000,000	7.375%, 2/15/2015	1,137,800
	Fifth Third Bancorp
400,000	3.625%, 1/25/2016	403,054
	Fifth Third Bank
2,250,000	0.394%, 5/17/2013[b]	2,190,053
	GATX Corporation
1,000,000	4.750%, 10/1/2012	1,046,189
1,000,000	4.750%, 5/15/2015	1,050,898
	General Electric Capital Corporation
3,000,000	0.562%, 9/15/2014[b]	2,935,260
2,500,000	2.250%, 11/9/2015	2,403,732
	Goldman Sachs Group, Inc., Convertible
66,550	Zero Coupon, 11/7/2011[a,i]	1,822,339
2,500,000	1.000%, 1/31/2015[h]	2,311,905
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,015,402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.9%)	Value

Financials (29.6%) - continued
	Health Care REIT, Inc.
$500,000	6.125%, 4/15/2020	$532,295
	HSBC Bank plc
2,500,000	1.625%, 8/12/2013[a]	2,503,255
	ING Bank NV
5,500,000	2.500%, 1/14/2016[a]	5,385,556
	International Lease Finance Corporation
700,000	8.625%, 9/15/2015[a]	780,500
	Irish Life & Permanent plc
5,500,000	3.600%, 1/14/2013[a]	4,982,648
	J.P. Morgan Chase & Company
3,000,000	1.053%, 9/30/2013[b]	3,014,106
1,000,000	2.600%, 1/15/2016	974,478
	KeyCorp
2,000,000	3.750%, 8/13/2015	2,026,062
	Lehman Brothers Holdings E-Capital Trust I
1,500,000	1.064%, 8/19/2065[j]	150
	Lincoln National Corporation
550,000	5.650%, 8/27/2012	584,069
650,000	4.750%, 2/15/2014	685,831
1,000,000	4.300%, 6/15/2015	1,031,663
350,000	8.750%, 7/1/2019	439,408
	Lloyds TSB Bank plc
3,500,000	4.375%, 1/12/2015[a]	3,506,195
300,000	6.500%, 9/14/2020[a]	280,065
	Macquarie Group, Ltd.
200,000	6.250%, 1/14/2021[a]	200,578
	Manulife Financial Corporation
2,000,000	3.400%, 9/17/2015	1,996,554
	MassMutual Global Funding II
1,000,000	3.625%, 7/16/2012[a]	1,037,878
	Merrill Lynch & Company, Inc.
1,000,000	5.300%, 9/30/2015	1,066,507
	MetLife, Inc.
3,500,000	1.536%, 8/6/2013[b,g]	3,554,495
	Metropolitan Life Global Funding
1,320,000	5.125%, 4/10/2013[a]	1,419,612
	Morgan Stanley
1,000,000	4.750%, 4/1/2014	1,037,907
2,000,000	4.200%, 11/20/2014	2,076,476
	National Australia Bank, Ltd.
3,500,000	2.500%, 1/8/2013[a]	3,570,368
	National Bank of Canada
2,000,000	1.650%, 1/30/2014[a]	2,002,036
	Nationwide Building Society
2,000,000	4.650%, 2/25/2015[a]	2,006,916
	NCUA Guaranteed Notes
4,784,122	0.711%, 10/7/2020[b]	4,784,122
4,817,817	0.611%, 12/7/2020[b]	4,822,923
	Network Rail Infrastructure Finance plc
6,000,000	1.500%, 1/13/2014[a,g]	5,972,282
	New York Life Global Funding
2,000,000	2.250%, 12/14/2012[a]	2,048,362
2,000,000	3.000%, 5/4/2015[a]	2,043,074
	Nomura Holdings, Inc.
1,750,000	4.125%, 1/19/2016	1,744,538
	Nordea Bank AB
4,000,000	2.500%, 11/13/2012[a]	4,082,624
	PNC Funding Corporation
2,000,000	3.000%, 5/19/2014	2,047,380

Principal Amount	Long-Term Fixed Income (96.9%)	Value

Financials (29.6%) - continued
	Prudential Financial, Inc.
$825,000	3.625%, 9/17/2012	$855,749
1,000,000	6.100%, 6/15/2017	1,122,834
	Qatari Diar Finance QSC
2,000,000	3.500%, 7/21/2015[a]	1,994,656
	Rabobank Capital Funding II
1,012,000	5.260%, 12/29/2049[a,k]	993,009
	Rabobank Nederland NV
3,000,000	1.850%, 1/10/2014	3,005,307
2,000,000	2.125%, 10/13/2015	1,931,988
	Reinsurance Group of America, Inc.
1,500,000	6.450%, 11/15/2019	1,595,742
	Royal Bank of Canada
4,175,000	3.125%, 4/14/2015[a]	4,287,504
	Royal Bank of Scotland plc
1,000,000	4.875%, 8/25/2014[a]	1,027,579
	Santander US Debt SA Unipersonal
750,000	2.991%, 10/7/2013[a]	723,918
	SLM Corporation
1,000,000	8.000%, 3/25/2020	1,042,500
	Stadshypotek AB
4,000,000	0.853%, 9/30/2013[a,b]	3,994,660
	Standard Chartered plc
1,000,000	3.850%, 4/27/2015[a]	1,029,304
	State Street Capital Trust III
1,000,000	8.250%, 3/15/2042[k]	1,009,390
	Svenske Exportkredit AB
2,500,000	3.250%, 9/16/2014	2,624,195
	Swedbank AB
2,500,000	2.800%, 2/10/2012[a]	2,557,878
	TD Ameritrade Holding Corporation
2,500,000	4.150%, 12/1/2014	2,605,020
	Toronto-Dominion Bank
2,500,000	2.200%, 7/29/2015[a]	2,472,007
	U.S. Bank National Association
3,000,000	3.778%, 4/29/2020	3,066,321
	U.S. Central Federal Credit Union
3,500,000	1.900%, 10/19/2012	3,575,642
	UBS AG of Stamford, Connecticut
3,000,000	2.250%, 8/12/2013	3,024,675
	Union Bank NA
3,000,000	2.125%, 12/16/2013	3,018,963
	UnitedHealth Group, Inc.
1,000,000	5.500%, 11/15/2012	1,070,936
	Vestjysk Bank AS
5,500,000	0.852%, 6/17/2013[a,b]	5,543,043
	Wachovia Corporation
2,000,000	5.250%, 8/1/2014	2,161,358
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
1,650,000	5.750%, 9/2/2015[a]	1,805,446
	Westpac Banking Corporation
3,000,000	2.250%, 11/19/2012	3,057,345
	Westpac Securities New Zealand, Ltd.
2,400,000	3.450%, 7/28/2014[a]	2,536,142

	Total Financials	250,603,728

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.9%)	Value

Foreign Government (3.8%)
	Corporacion Andina de Fomento
$2,500,000	5.750%, 1/12/2017	$2,668,647
	European Investment Bank
6,000,000	1.250%, 2/14/2014	5,997,324
	Finland Government International Bond
3,000,000	1.250%, 10/19/2015[a]	2,898,639
	Japan Finance Corporation
4,000,000	1.875%, 9/24/2015	3,909,956
	Kommunalbanken AS
5,000,000	2.750%, 5/5/2015[a]	5,114,110
	Kreditanstalt fuer Wiederaufbau
5,500,000	1.250%, 6/15/2012	5,550,083
	Nova Scotia Government Notes
2,000,000	2.375%, 7/21/2015	2,005,056
	Peru Government International Bond
75,000	5.625%, 11/18/2050	69,938
	Petrobras International Finance Company - Pifco
2,000,000	3.875%, 1/27/2016	2,018,960
	Qatar Government International Bond
2,000,000	4.000%, 1/20/2015[a]	2,080,000

	Total Foreign Government	32,312,713

Mortgage-Backed Securities (2.9%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,207,007	6.500%, 9/1/2037	2,454,211
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,000,000	3.500%, 2/1/2026[f]	7,039,375
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
2,060,267	6.000%, 8/1/2024	2,266,249
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,624,348	5.900%, 9/1/2037	2,821,764
1,537,559	5.750%, 10/1/2037	1,652,389
	Federal National Mortgage Association Conventional 30-Yr. Pass-Through
7,500,000	6.000%, 2/1/2041[f]	8,148,045

	Total Mortgage-Backed Securities	24,382,033

Technology (0.4%)
	Affiliated Computer Services, Inc.
1,000,000	5.200%, 6/1/2015	1,075,787
	Symantec Corporation
1,000,000	2.750%, 9/15/2015	978,285
	Xerox Corporation
1,000,000	8.250%, 5/15/2014	1,181,325

	Total Technology	3,235,397

Principal Amount	Long-Term Fixed Income (96.9%)	Value

Transportation (1.7%)
	American Airlines Pass Through Trust
$196,472	6.978%, 10/1/2012	$197,690
1,250,000	5.250%, 7/31/2021	1,253,125
	Continental Airlines, Inc.
1,350,000	6.750%, 9/15/2015[a]	1,404,000
1,944,749	7.250%, 11/10/2019	2,158,671
	CSX Corporation
1,500,000	6.250%, 4/1/2015	1,713,909
	Delta Air Lines, Inc.
1,464,310	7.750%, 12/17/2019	1,625,384
	Erac USA Finance Company
2,500,000	2.750%, 7/1/2013[a]	2,545,688
	Northwest Airlines, Inc.
1,085,000	6.841%, 10/1/2012	1,093,137
	United Air Lines, Inc.
944,306	10.400%, 11/1/2016	1,093,035
	US Airways Group, Inc.
1,200,000	6.250%, 4/22/2023	1,200,000

	Total Transportation	14,284,639

U.S. Government and Agencies (16.5%)
	FDIC Structured Sale Guaranteed Notes
6,000,000	Zero Coupon, 1/7/2013[a]	5,871,060
3,864,018	0.760%, 11/29/2037[a,b]	3,864,019
	Federal Agricultural Mortgage Corporation
4,000,000	1.250%, 12/6/2013	3,978,784
2,500,000	2.125%, 9/15/2015	2,513,120
	Federal Farm Credit Bank
5,000,000	1.375%, 6/25/2013	5,066,390
	Federal Home Loan Banks
6,000,000	0.166%, 2/10/2012[b]	5,994,642
	Federal National Mortgage Association
7,250,000	0.750%, 2/26/2013	7,259,889
3,500,000	1.250%, 2/27/2014	3,501,760
4,000,000	1.600%, 11/23/2015	3,875,972
	U.S. Treasury Notes
24,250,000	2.000%, 7/31/2011	24,304,942
2,000,000	0.625%, 12/31/2012	2,003,204
8,000,000	1.125%, 6/15/2013	8,075,600
3,000,000	1.000%, 7/15/2013	3,018,510
3,000,000	0.750%, 12/15/2013	2,985,000
10,000,000	1.500%, 12/31/2013	10,161,720
2,500,000	1.750%, 1/31/2014	2,557,618
15,700,000	2.250%, 5/31/2014	16,280,162
8,500,000	2.375%, 9/30/2014	8,832,027
	U.S. Treasury Notes, TIPS
5,417,150	2.500%, 7/15/2016	6,157,355
5,738,544	1.875%, 7/15/2019	6,270,702
6,501,430	1.125%, 1/15/2021	6,536,986

	Total U.S. Government and Agencies	139,109,462

U.S. Municipals (0.1%)
	Houston, Texas Combined Utility System Revenue Refunding Bonds
650,000	5.000%, 5/15/2034[b]	657,534

	Total U.S. Municipals	657,534

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.9%)	Value

Utilities (1.2%)
	Abu Dhabi National Energy Company
$2,000,000	4.750%, 9/15/2014[a]	$2,072,802
	CMS Energy Corporation
1,000,000	4.250%, 9/30/2015	1,001,838
	Commonwealth Edison Company
1,700,000	1.625%, 1/15/2014	1,702,924
	Enterprise Products Operating, LLC
1,500,000	5.200%, 9/1/2020	1,550,233
	National Rural Utilities Cooperative Finance Corporation
1,350,000	5.500%, 7/1/2013	1,488,557
	Oncor Electric Delivery Company
1,300,000	5.750%, 9/30/2020[a]	1,375,915
	ONEOK Partners, LP
350,000	8.625%, 3/1/2019	437,950
	Power Receivables Finance, LLC
81,357	6.290%, 1/1/2012[d]	81,378
	Virginia Electric & Power Company
640,000	5.100%, 11/30/2012	686,481

	Total Utilities	10,398,078

	Total Long-Term Fixed Income (cost $817,947,658)	818,653,105

Shares	Mutual Funds (1.3%)	Value

Fixed Income Mutual Funds (1.3%)
2,247,228	Thrivent High Yield Fund	11,056,363

	Total Fixed Income Mutual Funds	11,056,363

	Total Mutual Funds (cost $8,300,000)	11,056,363

Shares	Preferred Stock (0.3%)	Value

Financials (0.3%)
10,250	Citigroup, Inc., Convertible, 7.500%	1,410,605
72,400	Federal National Mortgage Association, 8.250%[k,l]	115,116
39,000	HSBC Holdings plc, 8.000%[k]	1,056,510

	Total Financials	2,582,231

	Total Preferred Stock (cost $3,568,226)	2,582,231

Contracts	Options Purchased (<0.1%)	Value

	Call on 10-Yr. U.S. Treasury Bond Futures
85	$121.50, expires 2/19/2011	$47,813
75	$122.50, expires 2/19/2011	57,422
180	$122.50, expires 2/19/2011	50,625

	Total Options Purchased (cost $310,239)	155,860

Shares	Collateral Held for Securities Loaned (1.7%)	Value

14,358,450	Thrivent Financial Securities Lending Trust	$14,358,450

	Total Collateral Held for Securities Loaned (cost $14,358,450)	14,358,450

Principal Amount	Short-Term Investments (3.2%)[m]	Value

	ENI Finance USA, Inc.
6,619,000	0.220%, 2/1/2011[n]	6,619,000
	Federal Home Loan Bank Discount Notes
3,250,000	0.130%, 2/8/2011[n]	3,249,918
1,070,000	0.130%, 2/10/2011[n]	1,069,965
10,000,000	0.150%, 2/11/2011[n]	9,999,583
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.125%, 2/8/2011[n]	4,999,879
1,500,000	0.197%, 3/14/2011[n,o,p]	1,499,669

	Total Short-Term Investments (at amortized cost)	27,438,014

	Total Investments (cost $871,922,587) 103.4%	$874,244,023

	Other Assets and Liabilities, Net (3.4%)	(28,998,494)

	Total Net Assets 100.0%	$845,245,529

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2011, the value of these investments was $203,525,430 or 24.1% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2011.
c	All or a portion of the security is insured or guaranteed.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of January 31, 2011.

Security	Acquisition Date	Amortized Cost

Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,000,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	1,500,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	1,000,000
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	85,895
Mortgage Equity Conversion Asset Trust	1/18/2007	2,656,591
Mortgage Equity Conversion Asset Trust	2/14/2007	2,628,051
Power Receivables Finance, LLC	9/30/2003	81,333
Wachovia Asset Securitization, Inc.	3/16/2007	1,076,574

e	Defaulted security. Interest is not being accrued.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	All or a portion of the security is on loan.
h	Denotes equity-linked structured securities. These securities are linked to the S&P 500 Index.
i	Security is displayed in shares. This security is an Equity-Linked Structured Security. This security is linked to the common stock of Microsoft Corporation.
j	In bankruptcy. Interest is not being accrued.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
n	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
o	At January 31, 2011, $1,399,691 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
p	At January 31, 2011, $99,978 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$20,466,376
Gross unrealized depreciation	(18,144,940)

Net unrealized appreciation (depreciation)	$2,321,436
Cost for federal income tax purposes	$871,922,587

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Limited Maturity Bond Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Asset-Backed Securities	116,316,170	–	110,481,720	5,834,450
Basic Materials	10,959,232	–	10,959,232	–
Capital Goods	9,154,529	–	9,154,529	–
Collateralized Mortgage Obligations	26,327,052	–	26,327,052	–
Commercial Mortgage-Backed Securities	83,743,260	–	83,743,260	–
Communications Services	27,339,649	–	27,339,649	–
Consumer Cyclical	5,178,163	–	5,178,163	–
Consumer Non-Cyclical	30,856,096	–	30,856,096	–
Energy	33,795,370	–	33,795,370	–
Financials	250,603,728	–	244,318,728	6,285,000
Foreign Government	32,312,713	–	32,312,713	–
Mortgage-Backed Securities	24,382,033	–	24,382,033	–
Technology	3,235,397	–	3,235,397	–
Transportation	14,284,639	–	8,116,722	6,167,917
U.S. Government and Agencies	139,109,462	–	135,245,443	3,864,019
U.S. Municipals	657,534	–	657,534	–
Utilities	10,398,078	–	10,398,078	–
Mutual Funds
Fixed Income Mutual Funds	11,056,363	11,056,363	–	–
Preferred Stock
Financials	2,582,231	2,582,231	–	–
Options Purchased	155,860	155,860	–	–
Collateral Held for Securities Loaned	14,358,450	14,358,450	–	–
Short-Term Investments	27,438,014	–	27,438,014	–

Total	$874,244,023	$28,152,904	$823,939,733	$22,151,386

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	1,845,475	1,845,475	–	–

Total Asset Derivatives	$1,845,475	$1,845,475	$–	$–

Liability Derivatives
Futures Contracts	65,680	65,680	–	–
Credit Default Swaps	124,637	–	124,637	–

Total Liability Derivatives	$190,317	$65,680	$124,637	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/(Loss)	Change in Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value January 31, 2011

Preferred Stock
Financials	1,753,726	–	68,613	–	–	–	–	1,822,339
Long-Term Fixed Income
Asset-Backed Securities	5,826,034	–	113,856	–	(105,440)	–	–	5,834,450
Financials	11,157,800	–	127,200	–	(215,878)	–	(4,784,122)	6,285,000
Mortgage-Backed Securities	4,334,031	–	–	–	(470,013)	–	–	3,864,018
Transportation	6,283,000	(856)	(17,653)	–	(96,573)	–	–	6,167,918

Total	$29,354,591	($856)	$292,016	$–	(887,904)	$–	($4,784,122)	$23,973,725

* Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on January 31, 2011 of $282,687.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

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Schedule of Investments as of January 31, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)

2-Yr. U.S. Treasury Bond Futures	(85)	March 2011	($18,616,069)	($18,630,937)	($14,868)
5-Yr. U.S. Treasury Bond Futures	(1,100)	March 2011	(131,515,395)	(130,255,466)	1,259,929
10-Yr. U.S. Treasury Bond Futures	(205)	March 2011	(25,348,906)	(24,763,360)	585,546
20-Yr. U.S. Treasury Bond Futures	10	March 2011	1,257,062	1,206,250	(50,812)
Total Futures Contracts					$1,779,795

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)

CDX IG, Series 15, 5 Year, at	Buy	12/20/2015	$13,000,000	($43,701)	($93,556)	($49,855)
1.00%; Bank of America
CDX IG, Series 15, 5 Year, at	Buy	12/20/2015	19,500,000	(65,551)	(140,333)	(74,782)
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($233,889)	($124,637)

1	As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at January 31, 2011	Value January 31, 2011	Income Earned November 1, 2010 - January 31, 2011
High Yield	$10,921,529	$–	$–	2,247,228	$11,056,363	$216,019
Thrivent Financial Securities Lending Trust	6,975,715	21,378,973	13,996,238	14,358,450	14,358,450	2,523
Total Value and Income Earned	17,897,244				25,414,813	218,542

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Money Market Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Asset Backed Commercial Paper (7.9%)[a]	Value

	Barton Capital Corporation
$4,114,000	0.250%, 2/2/2011[b]	$4,113,972
	Falcon Asset Securitization Corporation, LLC
7,710,000	0.290%, 2/14/2011[b]	7,709,193
	Golden Funding Corporation
6,930,000	0.300%, 2/7/2011[b]	6,929,654
6,890,000	0.310%, 2/14/2011[b]	6,889,229
6,930,000	0.310%, 2/22/2011[b]	6,928,747
	Old Line Funding, LLC
7,190,000	0.280%, 3/2/2011[b]	7,188,378
	Straight-A Funding, LLC
7,080,000	0.250%, 3/14/2011[b]	7,077,984
	Thunder Bay Funding, Inc.
7,200,000	0.280%, 3/17/2011[b]	7,197,536

	Total Asset Backed Commercial Paper	54,034,693

Principal Amount	Certificate of Deposit (2.2%)[a]	Value

	Societe Generale NY
15,000,000	0.320%, 2/1/2011	15,000,000

	Total Certificate of Deposit	15,000,000

Principal Amount	Financial Company Commercial Paper (23.2%)[a]	Value

	AllianceBernstein L.P.
26,948,000	0.220%, 2/1/2011	26,948,000
	General Electric Capital Corporation
7,800,000	0.530%, 2/16/2011[b]	7,798,277
12,550,000	0.382%, 3/11/2011[b,c]	12,551,993
6,970,000	0.653%, 9/28/2011[b,c]	6,986,260
	New York Life Global Funding
4,420,000	0.261%, 4/1/2011[b,c,d]	4,419,856
7,950,000	0.427%, 6/16/2011[b,c,d]	7,954,104
	Rabobank Nederland NV
5,415,000	0.486%, 8/5/2011[c,d]	5,420,088
	Rabobank Nederland NV/NY
7,400,000	0.341%, 12/6/2011[b,c]	7,400,000
	Rabobank USA Finance Corporation
6,880,000	0.360%, 7/26/2011[b]	6,867,960
	Royal Bank of Canada
9,000,000	0.703%, 6/23/2011[c]	9,014,438
	Royal Bank of Canada NY
7,000,000	0.261%, 3/18/2011[c]	7,000,000
	Societe Generale North America, Inc.
16,000,000	0.230%, 2/1/2011[b]	16,000,000
	Svenska Handelsbanken AB
3,900,000	0.386%, 2/9/2011[c,d]	3,900,000
	Toronto-Dominion Bank NY
3,700,000	0.330%, 10/28/2011[c]	3,700,000
3,485,000	0.341%, 1/12/2012[c]	3,485,000
	Toronto-Dominion Holdings USA, Inc.
7,180,000	0.260%, 3/7/2011[b]	7,178,237
	US Bank NA
7,710,000	0.410%, 4/11/2011	7,703,942
1,750,609	0.350%, 4/25/2011	1,749,196
	Wells Fargo & Company
5,470,000	0.482%, 8/26/2011	5,619,892

Principal Amount	Financial Company Commercial Paper (23.2%)[a]	Value

$6,990,000	0.393%, 1/24/2012[c]	$6,994,928

	Total Financial Company Commercial Paper	158,692,171

Principal Amount	Government Agency Debt (17.9%)[a]	Value

	Federal Farm Credit Bank
7,320,000	0.270%, 8/8/2012[b,c]	7,318,795
	Federal Home Loan Banks
5,000,000	0.171%, 8/12/2011[b,c]	4,992,481
7,800,000	0.250%, 9/20/2011[b,c]	7,800,000
7,900,000	0.300%, 3/20/2012[b,c]	7,899,094
	Federal Home Loan Mortgage Corporation
15,380,000	0.221%, 9/19/2011[b,c]	15,374,973
8,300,000	0.210%, 12/21/2011[b,c]	8,296,243
3,500,000	0.170%, 1/13/2012[b,c]	3,496,622
8,300,000	0.170%, 1/25/2012[b,c]	8,280,892
	Federal National Mortgage Association
9,000,000	0.221%, 9/19/2011[b,c]	8,997,700
8,000,000	0.400%, 9/13/2012[b,c]	8,002,591
8,000,000	0.291%, 9/17/2012[b,c]	8,000,000
3,700,000	0.370%, 11/23/2012[b,c]	3,698,688
	Financing Corporation
19,950,000	0.347%, 3/7/2011	19,943,418
	U.S. Central Federal Credit Union
10,250,000	0.303%, 10/19/2011[b,c]	10,250,000

	Total Government Agency Debt	122,351,497

Shares	Investment Company (7.6%)	Value

	AIM Investments Institutional Government and Agency Portfolio
100,000	0.080%	100,000
	BlackRock Cash Funds
32,173,000	0.210%	32,173,000
	DWS Money Market Series
20,192,000	0.160%	20,192,000

	Total Investment Company	52,465,000

Principal Amount	Other Commercial Paper (14.1%)[a]	Value

	ENI Coordination Center SA
32,000,000	0.220%, 2/1/2011[b]	32,000,000
	Georgia Transmission Corporation
5,999,000	0.350%, 2/10/2011	5,998,475
7,200,000	0.320%, 2/23/2011	7,198,592
4,001,000	0.320%, 2/25/2011	4,000,146
	Kells Funding, LLC
6,970,000	0.310%, 3/21/2011[b]	6,967,119
6,885,000	0.390%, 6/17/2011[b]	6,874,856
	Novartis Finance Corporation
3,930,000	0.340%, 2/9/2011[b]	3,929,703
	Private Export Funding Corporation
7,720,000	0.300%, 2/18/2011[b]	7,718,906
	Toyota Credit Canada, Inc.
7,000,000	0.340%, 4/14/2011[b]	6,995,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Money Market Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Principal Amount	Other Commercial Paper (14.1%)[a]	Value

	Toyota Motor Credit Corporation
$7,430,000	0.360%, 2/16/2011[b]	$7,428,885
7,320,000	0.330%, 3/22/2011[b]	7,316,712

	Total Other Commercial Paper	96,428,634

Principal Amount	Other Municipal Debt (11.2%)[a]	Value

	Alaska Housing Finance Corporation
8,000,000	0.320%, 2/2/2011	7,999,929
8,000,000	0.320%, 2/8/2011	7,999,502
7,195,000	0.330%, 3/7/2011	7,192,757
7,200,000	0.330%, 3/8/2011	7,197,690
	Cliffside Park, New Jersey General Obligation Bonds
3,900,000	1.500%, 2/14/2011	3,901,446
	Nebraska Public Power District
3,535,000	0.330%, 3/15/2011	3,533,639
6,795,000	0.310%, 4/25/2011	6,790,144
	State of Wisconsin
7,130,000	0.370%, 9/16/2011	7,130,000
	Texas Public Finance Authority
7,190,000	0.330%, 4/5/2011[b]	7,190,000
7,190,000	0.330%, 4/6/2011[b]	7,190,000
7,190,000	0.330%, 4/7/2011[b]	7,190,000
3,590,000	0.330%, 4/12/2011[b]	3,590,000

	Total Other Municipal Debt	76,905,107

Principal Amount	Other Note (1.3%)[a]	Value

	J.P. Morgan Chase & Company
8,870,000	0.407%, 6/1/2011	9,023,256

	Total Other Note	9,023,256

Principal Amount	Variable Rate Demand Note (12.1%)[a]	Value

	Andrew W. Mellon Foundation
9,100,000	0.300%, 2/7/2011[c]	9,100,000
	Denver, Colorado Airport System Revenue Bonds
8,000,000	0.260%, 2/7/2011[b,c]	8,000,000
	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
6,700,000	0.300%, 2/1/2011[b,c]	6,700,000
	Lancaster County, Nebraska Hospital Authority No. 1 Hospital Revenue Refunding Bonds (BryanLGH Medical Center)
3,870,000	0.260%, 2/7/2011[b,c]	3,870,000
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
9,000,000	0.270%, 2/7/2011[b,c]	9,000,000

Principal Amount	Variable Rate Demand Note (12.1%)[a]	Value

	Miami-Dade County, Florida Industrial Development Authority Revenue Bonds (American Public Media Group)
$240,000	0.300%, 2/1/2011[b,c]	$240,000
	Olathe, Kansas Health Facilities Revenue Bonds (Olathe Medical Center)
12,100,000	0.310%, 2/1/2011[b,c]	12,100,000
	Overseas Private Investment Corporation
2,241,379	0.240%, 2/2/2011[b,c]	2,241,379
4,282,758	0.240%, 2/2/2011[b,c]	4,282,758
4,736,843	0.240%, 2/9/2011[b,c]	4,736,843
8,830,000	0.650%, 12/9/2011[b]	8,830,000
	Pitney Road Partners, LLC
5,480,000	0.440%, 2/7/2011[b,c,d]	5,480,000
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
8,240,000	0.250%, 2/7/2011[b,c]	8,240,000

	Total Variable Rate Demand Note	82,820,980

	Total Investments (at amortized cost) 97.5%	$667,721,338

	Other Assets and Liabilities, Net 2.5%	16,859,873

	Total Net Assets 100.0%	$684,581,211

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 31, 2011.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2011, the value of these investments was $27,174,048 or 4.0% of total net assets.

Cost for federal income tax purposes	$667,721,338

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Money Market Fund

Schedule of Investments as of January 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2011, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Asset Backed Commercial Paper	54,034,693	–	54,034,693	–
Certificate of Deposit	15,000,000	–	15,000,000	–
Financial Company Commercial Paper	158,692,171	–	158,692,171	–
Government Agency Debt	122,351,497	–	122,351,497	–
Investment Company	52,465,000	52,465,000	–	–
Other Commercial Paper	96,428,634	–	96,428,634	–
Other Municipal Debt	76,905,107	–	76,905,107	–
Other Note	9,023,256	–	9,023,256	–
Variable Rate Demand Note	82,820,980	–	82,820,980	–

Total	$667,721,338	$52,465,000	$615,256,338	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Notes to Schedule of Investments

As of January 31, 2011

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

An accounting pronouncement is in place that improves the consistency and comparability of fair value measurements used in financial reporting. This pronouncement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Funds are exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Options – All Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written

139

Notes to Schedule of Investments

As of January 31, 2011

(unaudited)

options arises when the Fund has purchased an option, exercised that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where the Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information as of July 30, 2010.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

140

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 23, 2011	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 23, 2011	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: March 23, 2011	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer